UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Fund of Funds Portfolios
Balanced Strategy
Growth and Income Strategy
Growth Strategy
Satellite Strategies

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with a Portfolio’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fund of Funds Portfolios

∎	BALANCED STRATEGY

∎	GROWTH AND INCOME STRATEGY

∎	GROWTH STRATEGY

∎	SATELLITE STRATEGIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Fund of Funds Portfolios

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Portfolios’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Portfolio shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

1

FUND BASICS

Balanced Strategy

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Portfolio Total Return (based on NAV)[1]	Balanced Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	(0.22)%	(0.76)%	3.90%	(6.25)%
Class C	(0.60)	(0.76)	3.90	(6.25)
Institutional	(0.03)	(0.76)	3.90	(6.25)
Service	(0.27)	(0.76)	3.90	(6.25)
Investor	(0.10)	(0.76)	3.90	(6.25)
Class R6	(0.02)	(0.76)	3.90	(6.25)
Class R	(0.34)	(0.76)	3.90	(6.25)
Class P	(0.02)	(0.76)	3.90	(6.25)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Balanced Strategy Composite Index (“Balanced Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (60%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (40%). The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

2

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, tactical fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2020. Actual Fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

3

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

4

FUND BASICS

Growth and Income Strategy

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Portfolio Total Return (based on NAV)[1]	Growth and Income Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	(2.58)%	(1.27)%	3.90%	(6.25)%
Class C	(2.92)	(1.27)	3.90	(6.25)
Institutional	(2.45)	(1.27)	3.90	(6.25)
Service	(2.64)	(1.27)	3.90	(6.25)
Investor	(2.39)	(1.27)	3.90	(6.25)
Class R6	(2.38)	(1.27)	3.90	(6.25)
Class R	(2.71)	(1.27)	3.90	(6.25)
Class P	(2.38)	(1.27)	3.90	(6.25)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth and Income Strategy Composite Index (“Growth and Income Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth and Income Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (40%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (60%). The Growth and Income Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

5

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, tactical fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2020. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

6

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

7

FUND BASICS

Growth Strategy

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Portfolio Total Return (based on NAV)[1]	Growth Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	(4.64)%	(3.61)%	3.90%	(6.25)%
Class C	(4.97)	(3.61)	3.90	(6.25)
Institutional	(4.45)	(3.61)	3.90	(6.25)
Service	(4.65)	(3.61)	3.90	(6.25)
Investor	(4.46)	(3.61)	3.90	(6.25)
Class R6	(4.45)	(3.61)	3.90	(6.25)
Class R	(4.76)	(3.61)	3.90	(6.25)
Class P	(4.45)	(3.61)	3.90	(6.25)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth Strategy Composite Index (“Growth Composite”) is a composite representation prepared by the Investment Advisor of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (20%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (80%). The Growth Strategy Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

8

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, tactical fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2020. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

9

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

10

FUND BASICS

Satellite Strategies Portfolio

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	Satellite Strategies Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index	MSCI® EAFE® Net Total Return Index	S&P 500® Index

Class A	(9.75)%	(1.67)%	6.14%	(11.34)%	(3.08)%
Class C	(10.09)	(1.67)	6.14	(11.34)	(3.08)
Institutional	(9.60)	(1.67)	6.14	(11.34)	(3.08)
Service	(9.83)	(1.67)	6.14	(11.34)	(3.08)
Investor	(9.66)	(1.67)	6.14	(11.34)	(3.08)
Class R6	(9.60)	(1.67)	6.14	(11.34)	(3.08)
Class R	(9.82)	(1.67)	6.14	(11.34)	(3.08)
Class P	(9.58)	(1.67)	6.14	(11.34)	(3.08)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Satellite Strategies Composite Index (“Satellite Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Composite is comprised of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the S&P 500® Index (30%), and the MSCI® EAFE® Net Total Return Index (30%). The Satellite Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The unmanaged MSCI® EAFE® Index is a market capitalization weighted composite of securities in 21 developed markets. Developed Markets countries in the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

11

FUND BASICS

TARGET RISK-CONTRIBUTION INVESTMENT PORTFOLIO[3] AS OF 6/30/20

Percentage of Investment Portfolio

[3]	Generally, tactical fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2020. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

12

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

13

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.2%
Dynamic – 9.1%
2,476,700	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	$24,643,166
1,514,895	Goldman Sachs Managed Futures Strategy Fund – Class R6	14,739,926
789,315	Goldman Sachs Alternative Premia Fund – Class R6	6,148,764

		45,531,856

Equity – 27.0%
4,440,343	Goldman Sachs Dynamic Global Equity Fund – Class R6	79,926,172
1,368,981	Goldman Sachs International Equity Insights Fund – Class R6	15,784,353
1,752,058	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	15,698,444
782,258	Goldman Sachs Global Infrastructure Fund – Class R6	8,862,984
892,200	Goldman Sachs Global Real Estate Securities Fund – Class R6	8,047,640
601,297	Goldman Sachs International Small Cap Insights Fund – Class R6	6,307,609

		134,627,202

Exchange Traded Funds – 21.2%
969,154	Goldman Sachs Access Investment Grade Corporate Bond ETF	53,398,932
837,116	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	52,403,461

		105,802,393

Fixed Income – 36.9%
12,367,222	Goldman Sachs Global Core Fixed Income Fund – Class R6	164,978,747
773,200	Goldman Sachs Emerging Markets Debt Fund – Class R6	9,100,558
825,532	Goldman Sachs High Yield Fund – Class R6	4,928,429
492,797	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	2,685,743
277,697	Goldman Sachs High Yield Floating Rate Fund – Class R6	2,429,851

		184,123,328

TOTAL UNDERLYING FUNDS – 94.2%
(Cost $458,819,063)		$470,084,779

Shares	Dividend Rate	Value

Investment Company(a) – 4.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,730,268	0.155%	$20,730,268
(Cost $20,730,268)

TOTAL INVESTMENTS – 98.3%
(Cost $479,549,331)		$490,815,047

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		8,462,316

NET ASSETS – 100.0%		$499,277,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	3,108,688	GBP	2,470,000	09/16/20	$46,721
	USD	508,610	SEK	4,725,000	09/16/20	1,056
	USD	121,292	NOK	1,150,000	09/16/20	1,780
	USD	1,322,658	AUD	1,910,000	09/16/20	4,221

TOTAL						$53,778

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	4,561,905	JPY	495,000,000	09/16/20	$(27,275)
	USD	250,777	SGD	350,000	09/16/20	(427)
	USD	1,751,905	CHF	1,680,000	09/16/20	(25,373)
	USD	44,939	NZD	70,000	09/16/20	(229)
	USD	330,688	DKK	2,190,000	09/16/20	(64)
	USD	5,963,714	EUR	5,300,000	09/16/20	(1,066)
	USD	57,752	ILS	200,000	09/16/20	(106)
	USD	720,185	HKD	5,590,000	09/16/20	(720)

TOTAL						$(55,260)

FUTURES CONTRACTS — At June 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	134	09/18/20	$20,704,340	$230,583
10 Year U.S. Treasury Notes	137	09/21/20	19,066,547	40,872
20 Year U.S. Treasury Bonds	50	09/21/20	8,928,125	(8,336)

TOTAL FUTURES CONTRACTS				$263,119

PURCHASED OPTIONS CONTRACTS — At June 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	95	$237,500	$368,125	$105,908	$262,217
Eurodollar Futures	98.25	06/14/2021	84	210,000	329,700	94,695	235,005
Eurodollar Futures	98.25	09/13/2021	82	205,000	323,388	96,540	226,848

TOTAL			261	$652,500	$1,021,213	$297,143	$724,070

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.5%
Dynamic – 8.3%
3,613,879	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	$35,958,092
2,191,207	Goldman Sachs Managed Futures Strategy Fund – Class R6	21,320,440
1,145,021	Goldman Sachs Alternative Premia Fund – Class R6	8,919,716

		66,198,248

Equity – 41.4%
10,141,115	Goldman Sachs Dynamic Global Equity Fund – Class R6	182,540,064
5,860,569	Goldman Sachs International Equity Insights Fund – Class R6	67,572,357
4,507,550	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	40,387,646
1,338,844	Goldman Sachs Global Infrastructure Fund – Class R6	15,169,101
1,617,362	Goldman Sachs Global Real Estate Securities Fund – Class R6	14,588,605
1,054,916	Goldman Sachs International Small Cap Insights Fund – Class R6	11,066,068

		331,323,841

Exchange Traded Funds – 26.9%
2,526,237	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	158,142,436
1,029,856	Goldman Sachs Access Investment Grade Corporate Bond ETF	56,743,521

		214,885,957

Fixed Income – 17.9%
8,157,354	Goldman Sachs Global Core Fixed Income Fund – Class R6	108,819,105
1,394,725	Goldman Sachs Emerging Markets Debt Fund – Class R6	16,415,918
1,438,591	Goldman Sachs High Yield Fund – Class R6	8,588,387
925,761	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	5,045,400
465,260	Goldman Sachs High Yield Floating Rate Fund – Class R6	4,071,025

		142,939,835

TOTAL UNDERLYING FUNDS – 94.5%
(Cost $733,394,839)		$755,347,881

Shares	Dividend Rate	Value

Investment Company(a) – 3.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
30,569,067	0.155%	$30,569,067
(Cost $30,569,067)

TOTAL INVESTMENTS – 98.3%
(Cost $763,963,906)		$785,916,948

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		13,884,101

NET ASSETS – 100.0%		$799,801,049

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbrevations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	3,593,240	GBP	2,855,000	09/16/20	$54,004
	USD	589,341	SEK	5,475,000	09/16/20	1,223
	USD	142,386	NOK	1,350,000	09/16/20	2,089
	USD	1,530,405	AUD	2,210,000	09/16/20	4,884

TOTAL						$62,200

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	5,280,751	JPY	573,000,000	09/16/20	$(31,573)
	USD	286,603	SGD	400,000	09/16/20	(488)
	USD	2,033,461	CHF	1,950,000	09/16/20	(29,450)
	USD	51,359	NZD	80,000	09/16/20	(261)
	USD	382,027	DKK	2,530,000	09/16/20	(74)
	USD	6,897,654	EUR	6,130,000	09/16/20	(1,233)
	USD	69,302	ILS	240,000	09/16/20	(127)
	USD	833,559	HKD	6,470,000	09/16/20	(834)

TOTAL						$(64,040)

FUTURES CONTRACTS — At June 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	169	09/18/20	$26,112,190	$288,436
10 Year U.S. Treasury Notes	229	09/21/20	31,870,359	68,373
20 Year U.S. Treasury Bonds	83	09/21/20	14,820,688	(13,838)

TOTAL FUTURES CONTRACTS				$342,971

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$98.25	06/14/2021	137	$342,500	$537,725	$154,443	$383,282
Eurodollar Futures	98.25	09/13/2021	134	335,000	528,463	157,761	370,702
Eurodollar Futures	98.25	03/15/2021	157	392,500	608,374	175,026	433,348

TOTAL			428	$1,070,000	$1,674,562	$487,230	$1,187,332

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.3%
Equity – 49.9%
9,591,094	Goldman Sachs Dynamic Global Equity Fund – Class R6	$172,639,693
6,579,925	Goldman Sachs International Equity Insights Fund – Class R6	75,866,535
4,411,004	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	39,522,595
1,283,302	Goldman Sachs Global Infrastructure Fund – Class R6	14,539,816
1,395,850	Goldman Sachs Global Real Estate Securities Fund – Class R6	12,590,564
1,134,028	Goldman Sachs International Small Cap Insights Fund – Class R6	11,895,954

		327,055,157

Fixed Income – 4.4%
1,221,091	Goldman Sachs Emerging Markets Debt Fund – Class R6	14,372,243
1,430,336	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	7,795,329
1,157,353	Goldman Sachs High Yield Fund – Class R6	6,909,398

		29,076,970

Dynamic – 6.0%
2,168,116	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	21,572,756
1,244,634	Goldman Sachs Managed Futures Strategy Fund – Class R6	12,110,293
724,767	Goldman Sachs Alternative Premia Fund – Class R6	5,645,935

		39,328,984

Exchange Traded Funds – 34.0%
3,167,430	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	198,281,118
436,567	Goldman Sachs Access Investment Grade Corporate Bond ETF	24,054,187

		222,335,305

TOTAL UNDERLYING FUNDS – 94.3%
(Cost $595,309,180)		$617,796,416

Shares	Dividend Rate	Value

Investment Company(a) – 3.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,851,379	0.155%	$23,851,379
(Cost $23,851,379)

TOTAL INVESTMENTS – 98.0%
(Cost $619,160,559)		$641,647,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		13,408,533

NET ASSETS – 100.0%		$655,056,328

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	1,087,211	AUD	1,570,000	09/16/20	$3,470
	USD	2,548,620	GBP	2,025,000	09/16/20	38,304
	USD	419,805	SEK	3,900,000	09/16/20	872
	USD	100,197	NOK	950,000	09/16/20	1,470

TOTAL						$44,116

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	3,741,684	JPY	406,000,000	09/16/20	$(22,371)
	USD	207,787	SGD	290,000	09/16/20	(354)
	USD	1,439,065	CHF	1,380,000	09/16/20	(20,841)
	USD	38,519	NZD	60,000	09/16/20	(196)
	USD	271,798	DKK	1,800,000	09/16/20	(53)
	USD	4,894,746	EUR	4,350,000	09/16/20	(875)
	USD	46,202	ILS	160,000	09/16/20	(85)
	USD	591,350	HKD	4,590,000	09/16/20	(592)

TOTAL						$(45,367)

FUTURES CONTRACTS — At June 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	125	09/18/20	$19,313,750	$215,662
10 Year U.S. Treasury Notes	151	09/21/20	21,014,953	45,096
20 Year U.S. Treasury Bonds	57	09/21/20	10,178,063	(9,503)

TOTAL FUTURES CONTRACTS				$251,255

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	148	$370,000	$573,500	$164,993	$408,507
Eurodollar Futures	98.25	06/14/2021	128	320,000	502,400	144,297	358,103
Eurodollar Futures	98.25	09/13/2021	125	312,500	492,969	147,165	345,804

TOTAL			401	$1,002,500	$1,568,869	$456,455	$1,112,414

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 98.7%
Equity – 53.6%
3,570,592	Goldman Sachs Global Real Estate Securities Fund – Class R6	$32,206,744
2,335,402	Goldman Sachs Global Infrastructure Fund – Class R6	26,460,102
1,862,304	Goldman Sachs International Small Cap Insights Fund – Class R6	19,535,569
408,930	Goldman Sachs Emerging Markets Equity Fund – Class R6	9,164,120
624,065	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	5,591,621
104,653	Goldman Sachs MLP Energy Infrastructure Fund – Class R6	1,803,174

		94,761,330

Exchange Traded Funds – 4.9%
285,554	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8,649,431

Fixed Income – 40.2%
2,505,642	Goldman Sachs Emerging Markets Debt Fund – Class R6	29,491,401
3,599,696	Goldman Sachs High Yield Fund – Class R6	21,490,186
1,307,868	Goldman Sachs High Yield Floating Rate Fund – Class R6	11,443,841
1,588,082	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	8,655,046

		71,080,474

TOTAL UNDERLYING FUNDS – 98.7%
(Cost $161,800,202)		$174,491,235

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		2,379,824

NET ASSETS – 100.0%		$176,871,059

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviation:
ETF	—Exchange Traded Fund

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Assets:
Investments in Affiliated Funds, at value (cost $479,549,331 and $763,963,906, respectively)	$490,815,047	$785,916,948
Purchased options, at value (premium paid $297,143 and $487,230, respectively)	1,021,213	1,674,562
Cash	7,655,309	12,508,621
Foreign currencies, at value (cost $10,950 and $36,417, respectively)	23,784	43,025
Unrealized gain on forward foreign currency exchange contracts	53,778	62,200
Variation margin on futures contracts	242,808	289,410
Receivables:
Collateral on certain derivative contracts(a)	783,269	614,696
Dividends	332,955	306,425
Portfolio shares sold	83,837	151,909
Reimbursement from investment adviser	31,100	32,835
Other assets	63,220	65,805
Total assets	501,106,320	801,666,436

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	55,260	64,040
Payables:
Portfolio shares redeemed	1,168,161	1,093,218
Investments purchased	332,955	306,425
Distribution and Service fees and Transfer Agency fees	62,472	124,625
Management fees	61,174	99,238
Accrued expenses	148,935	177,841
Total liabilities	1,828,957	1,865,387

Net Assets:
Paid-in capital	492,173,707	770,413,329
Total distributable earnings	7,103,656	29,387,720
NET ASSETS	$499,277,363	$799,801,049
Net Assets:
Class A	$101,715,986	$264,037,621
Class C	9,931,581	15,267,272
Institutional	334,983,641	301,420,655
Service	524,773	2,678,968
Investor	3,288,084	7,069,861
Class R6	1,779,393	5,525,790
Class R	10,178,669	4,614,830
Class P	36,875,236	199,186,052
Total Net Assets	$499,277,363	$799,801,049
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,798,795	19,086,687
Class C	857,348	1,130,937
Institutional	28,982,905	21,723,824
Service	44,845	194,129
Investor	285,686	513,593
Class R6	153,953	398,448
Class R	884,212	336,231
Class P	3,189,498	14,363,616
Net asset value, offering and redemption price per share:(b)
Class A	$11.56	$13.83
Class C	11.58	13.50
Institutional	11.56	13.88
Service	11.70	13.80
Investor	11.51	13.77
Class R6	11.56	13.87
Class R	11.51	13.73
Class P	11.56	13.87

(a)	Segregated for initial margin and/or collateral on futures contracts.
(b)	Maximum public offering price per share for Class A Shares of the Balanced Strategy and Growth and Income Strategy Portfolios is $12.23 and $14.63, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Assets:
Investments in Affiliated Funds, at value (cost $619,160,559 and $161,800,202, respectively)	$641,647,795	$174,491,235
Purchased options, at value (premium paid $456,455 and $0, respectively)	1,568,869	—
Cash	10,475,280	2,643,604
Foreign currencies, at value (cost $49,054 and $0, respectively)	54,116	—
Unrealized gain on forward foreign currency exchange contracts	44,116	—
Variation margin on futures contracts	220,238	—
Receivables:
Dividends	99,269	254,122
Portfolio shares sold	1,476,755	45,819
Reimbursement from investment adviser	35,975	31,051
Collateral on certain derivative contracts(a)	132,981	—
Other assets	64,851	73,813
Total assets	655,820,245	177,539,644

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	45,367	—
Payables:
Investments purchased	99,269	254,109
Portfolio shares redeemed	192,647	230,542
Management fees	80,701	18,163
Distribution and Service fees and Transfer Agency fees	141,159	30,540
Accrued expenses	204,774	135,231
Total liabilities	763,917	668,585

Net Assets:
Paid-in capital	620,410,773	200,252,345
Total distributable earnings (loss)	34,645,555	(23,381,286)
NET ASSETS	$655,056,328	$176,871,059
Net Assets:
Class A	$307,893,002	$41,231,253
Class C	22,577,122	9,722,746
Institutional	130,715,441	100,840,337
Service	2,229,420	210,391
Investor	6,503,386	18,397,991
Class R6	9,589,114	2,429,210
Class R	5,555,757	776,170
Class P	169,993,086	3,262,961
Total Net Assets	$655,056,328	$176,871,059
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	19,948,458	5,473,910
Class C	1,439,117	1,294,350
Institutional	8,461,610	13,423,670
Service	144,994	27,974
Investor	427,386	2,449,379
Class R6	620,626	323,019
Class R	370,599	103,413
Class P	11,000,012	433,726
Net asset value, offering and redemption price per share:(b)
Class A	$15.43	$7.53
Class C	15.69	7.51
Institutional	15.45	7.51
Service	15.38	7.52
Investor	15.22	7.51
Class R6	15.45	7.52
Class R	14.99	7.51
Class P	15.45	7.52

(a)	Segregated for initial margin and/or collateral on futures contracts.
(b)	Maximum public offering price per share for Class A Shares of the Growth Strategy and Satellite Strategies Portfolios is $16.33 and $7.97, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Investment income:

Dividends from Affiliated Funds	$3,312,308	$4,664,716

Interest	353	289

Total investment income	3,312,661	4,665,005

Expenses:

Management fees	372,867	618,713

Distribution and Service fees(a)	200,853	421,730

Transfer Agency fees(a)	177,598	343,423

Professional fees	43,117	43,110

Printing and mailing costs	28,990	47,341

Custody, accounting and administrative services	47,455	45,877

Registration fees	62,195	64,526

Trustee fees	9,368	9,705

Service Share fees — Service Plan	637	3,393

Service Share fees — Shareholder Administration Plan	637	3,393

Prime Broker Fees	225	260

Other	6,352	8,033

Total expenses	950,294	1,609,504

Less — expense reductions	(187,848)	(202,697)

Net expenses	762,446	1,406,807

NET INVESTMENT INCOME	2,550,215	3,258,198

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	(3,186,763)	(3,153,778)

Purchased options	4,408,735	9,543,438

Futures contracts	(1,280,209)	(2,917,603)

Forward foreign currency exchange contracts	139,532	161,183

Foreign currency transactions	239	428

Net change in unrealized gain (loss) on:

Affiliated Funds	(6,104,616)	(34,381,220)

Purchased options	1,149,970	2,084,185

Futures contracts	(63,214)	(298,330)

Forward foreign currency exchange contracts	166,533	192,660

Foreign currency translation	3,640	5,503

Net realized and unrealized loss	(4,766,153)	(28,763,534)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,215,938)	$(25,505,336)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Portfolio	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy	$124,939	$51,459	$24,455	$84,958	$8,748	$66,712	$102	$2,797	$255	$8,315	$5,711
Growth and Income Strategy	327,235	82,901	11,594	222,520	14,093	65,809	543	6,058	837	3,942	29,621

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended June 30, 2020 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Investment income:

Dividends from Affiliated Funds	$3,136,018	$2,683,864

Interest	243	—

Total investment income	3,136,261	2,683,864

Expenses:

Management fees	489,647	129,691

Distribution and Service fees(a)	519,708	115,732

Transfer Agency fees(a)	343,700	89,397

Professional fees	43,117	42,002

Printing and mailing costs	52,607	28,518

Custody, accounting and administrative services	44,155	40,883

Registration fees	63,249	63,875

Trustee fees	9,561	9,233

Service Share fees – Service Plan	2,627	281

Service Share fees – Shareholder Administration Plan	2,627	281

Prime Broker Fees	185	—

Other	16,027	4,390

Total expenses	1,587,210	524,283

Less — expense reductions	(216,680)	(178,570)

Net expenses	1,370,530	345,713

NET INVESTMENT INCOME	1,765,731	2,338,151

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	(3,397,411)	9,050,247

Purchased options	9,087,863	—

Futures contracts	(2,235,640)	—

Forward foreign currency exchange contracts	114,394	—

Foreign currency transactions	539	—

Net change in unrealized gain (loss) on:

Affiliated Funds	(41,787,365)	(36,367,622)

Purchased options	1,988,952	—

Futures contracts	(234,870)	—

Forward foreign currency exchange contracts	136,816	—

Foreign currency translation	4,279	—

Net realized and unrealized loss	(36,322,443)	(27,317,375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,556,712)	$(24,979,224)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Portfolio	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Strategy	$380,610	$125,025	$14,073	$258,815	$21,254	$26,340	$420	$5,458	$1,244	$4,785	$25,384
Satellite Strategies	51,889	61,713	2,130	35,285	10,491	25,315	45	16,255	817	724	465

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$2,550,215	$10,182,337	$3,258,198	$16,649,967

Net realized gain (loss)	81,534	(984,181)	3,633,668	13,587,017

Net change in unrealized gain (loss)	(4,847,687)	61,817,948	(32,397,202)	123,346,804
Net increase (decrease) in net assets resulting from operations	(2,215,938)	71,016,104	(25,505,336)	153,583,788

Distributions to shareholders:

From distributable earnings:

Class A Shares	(456,426)	(2,297,176)	(1,110,885)	(5,552,581)

Class C Shares	(7,920)	(153,128)	(15,087)	(263,627)

Institutional Shares	(2,116,893)	(8,339,356)	(1,929,544)	(8,367,921)

Service Shares	(2,030)	(11,807)	(10,044)	(54,372)

Investor Shares	(18,099)	(85,266)	(39,426)	(167,174)

Class R6 Shares	(11,089)	(49,793)	(32,917)	(152,106)

Class R Shares	(33,930)	(189,892)	(14,906)	(85,022)

Class P Shares	(240,339)	(1,064,548)	(1,208,820)	(4,818,065)

Total distributions to shareholders	(2,886,726)	(12,190,966)	(4,361,629)	(19,460,868)

From share transactions:

Proceeds from sales of shares	55,636,833	152,169,018	42,504,973	122,801,933

Reinvestment of distributions	2,842,736	11,997,507	4,247,886	18,883,895

Cost of shares redeemed	(80,870,688)	(164,899,297)	(129,066,482)	(229,345,519)

Net decrease in net assets resulting from share transactions	(22,391,119)	(732,772)	(82,313,623)	(87,659,691)

TOTAL INCREASE (DECREASE)	(27,493,783)	58,092,366	(112,180,588)	46,463,229

Net assets:

Beginning of period	526,771,146	468,678,780	911,981,637	865,518,408

End of period	$499,277,363	$526,771,146	$799,801,049	$911,981,637

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Growth Strategy Portfolio		Satellite Strategies Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$1,765,731	$12,776,132	$2,338,151	$12,318,810

Net realized gain	3,569,745	25,522,363	9,050,247	8,543,281

Net change in unrealized gain (loss)	(39,892,188)	115,180,594	(36,367,622)	45,700,326

Net increase (decrease) in net assets resulting from operations	(34,556,712)	153,479,089	(24,979,224)	66,562,417

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(12,181,808)	(489,729)	(1,542,363)

Class C Shares	—	(788,770)	(81,363)	(457,716)

Institutional Shares	—	(5,930,025)	(1,541,806)	(7,855,640)

Service Shares	—	(81,682)	(2,461)	(8,052)

Investor Shares	—	(279,751)	(241,496)	(824,444)

Class R6 Shares	—	(303,175)	(35,457)	(1,733,365)

Class R Shares	—	(220,464)	(7,913)	(35,306)

Class P Shares	—	(7,266,420)	(42,540)	(130,251)

Total distributions to shareholders	—	(27,052,095)	(2,442,765)	(12,587,137)

From share transactions:

Proceeds from sales of shares	37,174,096	109,217,518	15,428,558	51,818,973

Reinvestment of distributions	—	25,887,850	2,186,402	10,634,954

Cost of shares redeemed	(69,943,862)	(301,361,794)	(145,043,257)	(190,046,424)

Net decrease in net assets resulting from share transactions	(32,769,766)	(166,256,426)	(127,428,297)	(127,592,497)

TOTAL DECREASE	(67,326,478)	(39,829,432)	(154,850,286)	(73,617,217)

Net assets:

Beginning of period	722,382,806	762,212,238	331,721,345	405,338,562

End of period	$655,056,328	$722,382,806	$176,871,059	$331,721,345

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.64		$10.32	$11.55	$10.82	$10.41	$11.06

Net investment income(a)(b)	0.04		0.20	0.16	0.16	0.11	0.33

Net realized and unrealized gain (loss)	(0.07)		1.37	(0.95)	1.05	0.41	(0.43)

Total from investment operations	(0.03)		1.57	(0.79)	1.21	0.52	(0.10)

Distributions to shareholders from net investment income	(0.05)		(0.25)	(0.24)	(0.27)	(0.11)	(0.38)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.17)

Total distributions	(0.05)		(0.25)	(0.44)	(0.48)	(0.11)	(0.55)

Net asset value, end of period	$11.56		$11.64	$10.32	$11.55	$10.82	$10.41

Total return(c)	(0.22)%		15.24%	(6.90)%	11.19%	5.04%	(0.90)%

Net assets, end of period (in 000s)	$101,716		$106,285	$106,235	$119,662	$129,445	$146,047

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.58%	0.59%	0.62%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.65	%(e)	0.67%	0.63%	0.68%	0.67%	0.65%

Ratio of net investment income to average net assets(b)	0.76	%(e)	1.76%	1.46%	1.40%	1.01%	2.95%

Portfolio turnover rate(f)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.66		$10.34	$11.55	$10.82	$10.41	$11.07

Net investment income(a)(b)	—	(c)	0.10	0.05	0.07	0.03	0.24

Net realized and unrealized gain (loss)	(0.07)		1.38	(0.92)	1.05	0.42	(0.43)

Total from investment operations	(0.07)		1.48	(0.87)	1.12	0.45	(0.19)

Distributions to shareholders from net investment income	(0.01)		(0.16)	(0.14)	(0.18)	(0.04)	(0.32)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.15)

Total distributions	(0.01)		(0.16)	(0.34)	(0.39)	(0.04)	(0.47)

Net asset value, end of period	$11.58		$11.66	$10.34	$11.55	$10.82	$10.41

Total return(d)	(0.60)%		14.30%	(7.58)%	10.30%	4.24%	(1.65)%

Net assets, end of period (in 000s)	$9,932		$10,978	$12,807	$34,542	$47,217	$53,734

Ratio of net expenses to average net assets(e)	1.32	%(f)	1.33%	1.33%	1.37%	1.34%	1.34%

Ratio of total expenses to average net assets(e)	1.40	%(f)	1.42%	1.38%	1.42%	1.42%	1.40%

Ratio of net investment income to average net assets(b)	—	%(f)(g)	0.93%	0.43%	0.58%	0.27%	2.20%

Portfolio turnover rate(h)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.
(h)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.64		$10.32	$11.55	$10.82	$10.42	$11.07

Net investment income(a)(b)	0.06		0.25	0.20	0.21	0.16	0.39

Net realized and unrealized gain (loss)	(0.07)		1.36	(0.95)	1.04	0.40	(0.44)

Total from investment operations	(0.01)		1.61	(0.75)	1.25	0.56	(0.05)

Distributions to shareholders from net investment income	(0.07)		(0.29)	(0.28)	(0.31)	(0.16)	(0.40)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.20)

Total distributions	(0.07)		(0.29)	(0.48)	(0.52)	(0.16)	(0.60)

Net asset value, end of period	$11.56		$11.64	$10.32	$11.55	$10.82	$10.42

Total return(c)	(0.03)%		15.68%	(6.53)%	11.63%	5.36%	(0.49)%

Net assets, end of period (in 000s)	$334,984		$351,189	$292,183	$353,778	$285,795	$234,110

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.20%	0.22%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.27	%(e)	0.28%	0.24%	0.28%	0.27%	0.25%

Ratio of net investment income to average net assets(b)	1.14	%(e)	2.19%	1.76%	1.85%	1.46%	3.48%

Portfolio turnover rate(f)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.78		$10.45	$11.68	$10.94	$10.45	$11.10

Net investment income(a)(b)	0.04		0.17	0.15	0.15	0.10	0.39

Net realized and unrealized gain (loss)	(0.07)		1.39	(0.95)	1.06	0.49	(0.50)

Total from investment operations	(0.03)		1.56	(0.80)	1.21	0.59	(0.11)

Distributions to shareholders from net investment income	(0.05)		(0.23)	(0.23)	(0.26)	(0.10)	(0.36)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.18)

Total distributions	(0.05)		(0.23)	(0.43)	(0.47)	(0.10)	(0.54)

Net asset value, end of period	$11.70		$11.78	$10.45	$11.68	$10.94	$10.45

Total return(c)	(0.27)%		14.99%	(6.93)%	11.04%	5.67%	(0.99)%

Net assets, end of period (in 000s)	$525		$532	$667	$833	$831	$967

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.70%	0.72%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.77	%(e)	0.78%	0.74%	0.78%	0.77%	0.75%

Ratio of net investment income to average net assets(b)	0.64	%(e)	1.47%	1.31%	1.31%	0.93%	3.47%

Portfolio turnover rate(f)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.59		$10.28	$11.50	$10.78	$10.37	$11.03

Net investment income(a)(b)	0.06		0.23	0.18	0.18	0.14	0.36

Net realized and unrealized gain (loss)	(0.07)		1.36	(0.93)	1.05	0.41	(0.44)

Total from investment operations	(0.01)		1.59	(0.75)	1.23	0.55	(0.08)

Distributions to shareholders from net investment income	(0.07)		(0.28)	(0.27)	(0.30)	(0.14)	(0.39)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.19)

Total distributions	(0.07)		(0.28)	(0.47)	(0.51)	(0.14)	(0.58)

Net asset value, end of period	$11.51		$11.59	$10.28	$11.50	$10.78	$10.37

Total return(c)	(0.10)%		15.49%	(6.61)%	11.41%	5.33%	(0.73)%

Net assets, end of period (in 000s)	$3,288		$3,663	$2,937	$3,976	$4,810	$4,555

Ratio of net expenses to average net assets(d)	0.32	%(e)	0.33%	0.34%	0.37%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.40	%(e)	0.42%	0.38%	0.42%	0.42%	0.40%

Ratio of net investment income to average net assets(b)	1.00	%(e)	2.07%	1.64%	1.60%	1.30%	3.29%

Portfolio turnover rate(f)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.64		$10.32	$11.55	$10.83	$10.42	$11.16

Net investment income(b)(c)	0.06		0.23	0.35	0.54	0.15	0.30

Net realized and unrealized gain (loss)	(0.07)		1.38	(1.09)	0.71	0.42	(0.52)

Total from investment operations	(0.01)		1.61	(0.74)	1.25	0.57	(0.22)

Distributions to shareholders from net investment income	(0.07)		(0.29)	(0.29)	(0.32)	(0.16)	(0.35)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.17)

Total distributions	(0.07)		(0.29)	(0.49)	(0.53)	(0.16)	(0.52)

Net asset value, end of period	$11.56		$11.64	$10.32	$11.55	$10.83	$10.42

Total return(d)	(0.02)%		15.70%	(6.52)%	11.54%	5.46%	(2.01)%

Net assets, end of period (in 000s)	$1,779		$1,766	$2,308	$551	$10	$10

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19%	0.31%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.26	%(f)	0.27%	0.24%	0.39%	0.27%	0.23	%(f)

Ratio of net investment income to average net assets(c)	1.15	%(f)	2.04%	3.10%	4.64%	1.45%	6.52	%(f)

Portfolio turnover rate(g)	7%		55%	45%	81%	76%	48%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.59		$10.28	$11.50	$10.79	$10.36	$11.02

Net investment income(a)(b)	0.03		0.18	0.14	0.15	0.09	0.36

Net realized and unrealized gain (loss)	(0.07)		1.35	(0.95)	1.02	0.43	(0.49)

Total from investment operations	(0.04)		1.53	(0.81)	1.17	0.52	(0.13)

Distributions to shareholders from net investment income	(0.04)		(0.22)	(0.21)	(0.25)	(0.09)	(0.34)

Distributions to shareholders from net realized gains	—		—	(0.20)	(0.21)	—	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.19)

Total distributions	(0.04)		(0.22)	(0.41)	(0.46)	(0.09)	(0.53)

Net asset value, end of period	$11.51		$11.59	$10.28	$11.50	$10.79	$10.36

Total return(c)	(0.34)%		14.94%	(7.07)%	10.81%	5.02%	(1.23)%

Net assets, end of period (in 000s)	$10,179		$10,241	$8,443	$8,629	$6,110	$5,196

Ratio of net expenses to average net assets(d)	0.82	%(e)	0.83%	0.84%	0.87%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.90	%(e)	0.92%	0.88%	0.93%	0.92%	0.90%

Ratio of net investment income to average net assets(b)	0.51	%(e)	1.61%	1.23%	1.30%	0.85%	3.22%

Portfolio turnover rate(f)	7%		55%	45%	81%	76%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$11.64		$10.32	$11.54

Net investment income(b)(c)	0.06		0.24	0.20

Net realized and unrealized gain (loss)	(0.07)		1.37	(0.96)

Total from investment operations	(0.01)		1.61	(0.76)

Distributions to shareholders from net investment income	(0.07)		(0.29)	(0.26)

Distributions to shareholders from net realized gains	—		—	(0.20)

Total distributions	(0.07)		(0.29)	(0.46)

Net asset value, end of period	$11.56		$11.64	$10.32

Total return(d)	(0.02)%		15.69%	(6.67)%

Net assets, end of period (in 000s)	$36,875		$42,118	$43,098

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.26	%(f)	0.27%	0.24	%(f)

Ratio of net investment income to average net assets(c)	1.15	%(f)	2.17%	2.48	%(f)

Portfolio turnover rate(g)	7%		55%	45%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.26		$12.26	$13.81	$12.17	$11.62	$12.10

Net investment income(a)(b)	0.04		0.22	0.18	0.18	0.11	0.25

Net realized and unrealized gain (loss)	(0.41)		2.06	(1.41)	1.79	0.56	(0.31)

Total from investment operations	(0.37)		2.28	(1.23)	1.97	0.67	(0.06)

Distributions to shareholders from net investment income	(0.06)		(0.28)	(0.32)	(0.33)	(0.12)	(0.42)

Net asset value, end of period	$13.83		$14.26	$12.26	$13.81	$12.17	$11.62

Total return(c)	(2.58)%		18.60%	(8.94)%	16.19%	5.75%	(0.54)%

Net assets, end of period (in 000s)	$264,038		$286,721	$272,658	$302,116	$302,858	$341,468

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.58%	0.59%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.64%	0.61%	0.63%	0.64%	0.63%

Ratio of net investment income to average net assets(b)	0.56	%(e)	1.65%	1.29%	1.35%	0.95%	2.08%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.92		$11.98	$13.49	$11.90	$11.42	$11.91

Net investment income (loss)(a)(b)	(0.01)		0.09	0.01	0.06	0.02	0.16

Net realized and unrealized gain (loss)	(0.40)		2.04	(1.31)	1.76	0.54	(0.31)

Total from investment operations	(0.41)		2.13	(1.30)	1.82	0.56	(0.15)

Distributions to shareholders from net investment income	(0.01)		(0.19)	(0.21)	(0.23)	(0.08)	(0.34)

Net asset value, end of period	$13.50		$13.92	$11.98	$13.49	$11.90	$11.42

Total return(c)	(2.92)%		17.78%	(9.62)%	15.31%	4.86%	(1.24)%

Net assets, end of period (in 000s)	$15,267		$19,069	$27,099	$94,118	$121,778	$143,257

Ratio of net expenses to average net assets(d)	1.32	%(e)	1.33%	1.34%	1.34%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.37	%(e)	1.39%	1.36%	1.38%	1.39%	1.38%

Ratio of net investment income (loss) to average net assets(b)	(0.21	)%(e)	0.66%	0.11%	0.50%	0.18%	1.30%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.31		$12.29	$13.85	$12.21	$11.66	$12.14

Net investment income(a)(b)	0.06		0.27	0.20	0.24	0.17	0.32

Net realized and unrealized gain (loss)	(0.41)		2.08	(1.39)	1.78	0.55	(0.33)

Total from investment operations	(0.35)		2.35	(1.19)	2.02	0.72	(0.01)

Distributions to shareholders from net investment income	(0.08)		(0.33)	(0.37)	(0.38)	(0.17)	(0.47)

Net asset value, end of period	$13.88		$14.31	$12.29	$13.85	$12.21	$11.66

Total return(c)	(2.45)%		19.17%	(8.63)%	16.60%	6.15%	(0.13)%

Net assets, end of period (in 000s)	$301,421		$371,610	$360,006	$574,136	$455,273	$429,243

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.20%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.25%	0.22%	0.23%	0.24%	0.23%

Ratio of net investment income to average net assets(b)	0.93	%(e)	2.01%	1.48%	1.80%	1.42%	2.59%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.23		$12.23	$13.77	$12.14	$11.60	$12.07

Net investment income(a)(b)	0.03		0.21	0.15	0.17	0.11	0.25

Net realized and unrealized gain (loss)	(0.41)		2.05	(1.38)	1.77	0.54	(0.32)

Total from investment operations	(0.38)		2.26	(1.23)	1.94	0.65	(0.07)

Distributions to shareholders from net investment income	(0.05)		(0.26)	(0.31)	(0.31)	(0.11)	(0.40)

Net asset value, end of period	$13.80		$14.23	$12.23	$13.77	$12.14	$11.60

Total return(c)	(2.64)%		18.51%	(9.00)%	16.03%	5.58%	(0.56)%

Net assets, end of period (in 000s)	$2,679		$2,920	$2,780	$3,414	$3,253	$3,246

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.70%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.74	%(e)	0.75%	0.72%	0.73%	0.74%	0.73%

Ratio of net investment income to average net assets(b)	0.44	%(e)	1.53%	1.13%	1.27%	0.90%	2.03%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.19		$12.20	$13.74	$12.12	$11.57	$12.05

Net investment income(a)(b)	0.05		0.26	0.20	0.23	0.16	0.29

Net realized and unrealized gain (loss)	(0.40)		2.04	(1.38)	1.75	0.54	(0.32)

Total from investment operations	(0.35)		2.30	(1.18)	1.98	0.70	(0.03)

Distributions to shareholders from net investment income	(0.07)		(0.31)	(0.36)	(0.36)	(0.15)	(0.45)

Net asset value, end of period	$13.77		$14.19	$12.20	$13.74	$12.12	$11.57

Total return(c)	(2.39)%		18.91%	(8.68)%	16.39%	6.04%	(0.29)%

Net assets, end of period (in 000s)	$7,070		$7,670	$7,366	$7,241	$4,769	$3,085

Ratio of net expenses to average net assets(d)	0.32	%(e)	0.33%	0.34%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.39%	0.36%	0.38%	0.39%	0.38%

Ratio of net investment income to average net assets(b)	0.82	%(e)	1.92%	1.48%	1.72%	1.37%	2.42%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.30		$12.29	$13.85	$12.20	$11.66	$12.42

Net investment income(b)(c)	0.06		0.26	0.36	0.30	0.17	0.26

Net realized and unrealized gain (loss)	(0.41)		2.08	(1.54)	1.73	0.54	(0.62)

Total from investment operations	(0.35)		2.34	(1.18)	2.03	0.71	(0.36)

Distributions to shareholders from net investment income	(0.08)		(0.33)	(0.38)	(0.38)	(0.17)	(0.40)

Net asset value, end of period	$13.87		$14.30	$12.29	$13.85	$12.20	$11.66

Total return(d)	(2.38)%		19.10%	(8.61)%	16.71%	6.07%	(2.87)%

Net assets, end of period (in 000s)	$5,526		$6,300	$6,331	$84	$10	$10

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19%	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.23	%(f)	0.24%	0.22%	0.22%	0.23%	0.21	%(f)

Ratio of net investment income to average net assets(c)	0.94	%(f)	1.92%	2.67%	2.21%	1.43%	5.04	%(f)

Portfolio turnover rate(g)	4%		61%	32%	81%	67%	40%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.15		$12.17	$13.70	$12.09	$11.56	$12.03

Net investment income(a)(b)	0.02		0.20	0.13	0.18	0.09	0.23

Net realized and unrealized gain (loss)	(0.40)		2.02	(1.37)	1.73	0.54	(0.31)

Total from investment operations	(0.38)		2.22	(1.24)	1.91	0.63	(0.08)

Distributions to shareholders from net investment income	(0.04)		(0.24)	(0.29)	(0.30)	(0.10)	(0.39)

Net asset value, end of period	$13.73		$14.15	$12.17	$13.70	$12.09	$11.56

Total return(c)	(2.71)%		18.30%	(9.10)%	15.83%	5.40%	(0.69)%

Net assets, end of period (in 000s)	$4,615		$4,991	$4,251	$5,441	$2,659	$2,330

Ratio of net expenses to average net assets(d)	0.82	%(e)	0.83%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.87	%(e)	0.89%	0.86%	0.88%	0.89%	0.88%

Ratio of net investment income to average net assets(b)	0.32	%(e)	1.46%	1.00%	1.35%	0.75%	1.89%

Portfolio turnover rate(f)	4%		61%	32%	81%	67%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$14.30		$12.29	$13.91

Net investment income(b)(c)	0.06		0.29	0.23

Net realized and unrealized gain (loss)	(0.41)		2.05	(1.52)

Total from investment operations	(0.35)		2.34	(1.29)

Distributions to shareholders from net investment income	(0.08)		(0.33)	(0.33)

Net asset value, end of period	$13.87		$14.30	$12.29

Total return(d)	(2.38)%		19.10%	(9.29)%

Net assets, end of period (in 000s)	$199,186		$212,702	$185,028

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.23	%(f)	0.24%	0.22	%(f)

Ratio of net investment income to average net assets(c)	0.95	%(f)	2.12%	2.48	%(f)

Portfolio turnover rate(g)	4%		61%	32%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.18		$13.73	$15.83	$13.39	$12.70	$12.91

Net investment income(a)(b)	0.03		0.25	0.19	0.15	0.11	0.15

Net realized and unrealized gain (loss)	(0.78)		2.80	(1.93)	2.67	0.70	(0.16)

Total from investment operations	(0.75)		3.05	(1.74)	2.82	0.81	(0.01)

Distributions to shareholders from net investment income	—		(0.32)	(0.36)	(0.38)	(0.12)	(0.20)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.60)	(0.36)	(0.38)	(0.12)	(0.20)

Net asset value, end of period	$15.43		$16.18	$13.73	$15.83	$13.39	$12.70

Total return(c)	(4.64)%		22.24%	(10.98)%	21.02%	6.38%	(0.08)%

Net assets, end of period (in 000s)	$307,893		$338,384	$308,475	$316,078	$301,331	$336,880

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.58%	0.59%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.64	%(e)	0.65%	0.62%	0.63%	0.65%	0.64%

Ratio of net investment income to average net assets(b)	0.39	%(e)	1.61%	1.19%	1.00%	0.83%	1.15%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.51		$13.98	$15.81	$13.37	$12.68	$12.88

Net investment income (loss)(a)(b)	(0.03)		0.10	(0.03)	0.03	0.01	0.05

Net realized and unrealized gain (loss)	(0.79)		2.87	(1.80)	2.66	0.70	(0.15)

Total from investment operations	(0.82)		2.97	(1.83)	2.69	0.71	(0.10)

Distributions to shareholders from net investment income	—		(0.16)	—	(0.25)	(0.02)	(0.10)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.44)	—	(0.25)	(0.02)	(0.10)

Net asset value, end of period	$15.69		$16.51	$13.98	$15.81	$13.37	$12.68

Total return(c)	(4.97)%		21.31%	(11.58)%	20.08%	5.57%	(0.82)%

Net assets, end of period (in 000s)	$22,577		$29,424	$36,201	$126,894	$144,292	$161,733

Ratio of net expenses to average net assets(d)	1.32	%(e)	1.33%	1.34%	1.34%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.39	%(e)	1.40%	1.37%	1.38%	1.40%	1.39%

Ratio of net investment income (loss) to average net assets(b)	(0.39	)%(e)	0.64%	(0.20)%	0.18%	0.08%	0.39%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.17		$13.72	$15.81	$13.37	$12.69	$12.90

Net investment income(a)(b)	0.06		0.24	0.19	0.22	0.17	0.22

Net realized and unrealized gain (loss)	(0.78)		2.87	(1.87)	2.66	0.69	(0.17)

Total from investment operations	(0.72)		3.11	(1.68)	2.88	0.86	0.05

Distributions to shareholders from net investment income	—		(0.38)	(0.41)	(0.44)	(0.18)	(0.26)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.66)	(0.41)	(0.44)	(0.18)	(0.26)

Net asset value, end of period	$15.45		$16.17	$13.72	$15.81	$13.37	$12.69

Total return(c)	(4.45)%		22.77%	(10.65)%	21.53%	6.76%	0.35%

Net assets, end of period (in 000s)	$130,715		$147,389	$247,863	$455,902	$335,237	$303,237

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.20%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.26%	0.23%	0.24%	0.25%	0.23%

Ratio of net investment income to average net assets(b)	0.77	%(e)	1.59%	1.22%	1.46%	1.33%	1.68%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$16.13		$13.69	$15.77	$13.35	$12.67	$12.88

Net investment income(a)(b)	0.02		0.22	0.15	0.15	0.10	0.14

Net realized and unrealized gain (loss)	(0.77)		2.80	(1.90)	2.64	0.69	(0.16)

Total from investment operations	(0.75)		3.02	(1.75)	2.79	0.79	(0.02)

Distributions to shareholders from net investment income	—		(0.30)	(0.33)	(0.37)	(0.11)	(0.19)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.58)	(0.33)	(0.37)	(0.11)	(0.19)

Net asset value, end of period	$15.38		$16.13	$13.69	$15.77	$13.35	$12.67

Total return(c)	(4.65)%		22.10%	(11.06)%	20.88%	6.26%	(0.17)%

Net assets, end of period (in 000s)	$2,229		$2,266	$2,252	$2,888	$2,237	$2,135

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.70%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.77%	0.73%	0.74%	0.75%	0.74%

Ratio of net investment income to average net assets(b)	0.27	%(e)	1.47%	0.96%	1.00%	0.81%	1.09%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$15.93		$13.53	$15.59	$13.20	$12.52	$12.73

Net investment income(a)(b)	0.05		0.28	0.18	0.23	0.15	0.19

Net realized and unrealized gain (loss)	(0.76)		2.76	(1.86)	2.58	0.69	(0.16)

Total from investment operations	(0.71)		3.04	(1.68)	2.81	0.84	0.03

Distributions to shareholders from net investment income	—		(0.36)	(0.38)	(0.42)	(0.16)	(0.24)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.64)	(0.38)	(0.42)	(0.16)	(0.24)

Net asset value, end of period	$15.22		$15.93	$13.53	$15.59	$13.20	$12.52

Total return(c)	(4.46)%		22.50%	(10.74)%	21.30%	6.70%	0.20%

Net assets, end of period (in 000s)	$6,503		$7,204	$6,477	$8,008	$4,352	$4,114

Ratio of net expenses to average net assets(d)	0.32	%(e)	0.33%	0.33%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.39	%(e)	0.40%	0.37%	0.39%	0.40%	0.39%

Ratio of net investment income to average net assets(b)	0.63	%(e)	1.85%	1.14%	1.54%	1.18%	1.50%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$16.17		$13.72	$15.81	$13.37	$12.68	$13.44

Net investment income(b)(c)	0.06		0.31	0.39	0.17	0.17	0.18

Net realized and unrealized gain (loss)	(0.78)		2.80	(2.06)	2.71	0.70	(0.68)

Total from investment operations	(0.72)		3.11	(1.67)	2.88	0.87	(0.50)

Distributions to shareholders from net investment income	—		(0.38)	(0.42)	(0.44)	(0.18)	(0.26)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.66)	(0.42)	(0.44)	(0.18)	(0.26)

Net asset value, end of period	$15.45		$16.17	$13.72	$15.81	$13.37	$12.68

Total return(d)	(4.45)%		22.72%	(10.55)%	21.51%	6.76%	(3.66)%

Net assets, end of period (in 000s)	$9,589		$7,554	$6,603	$964	$10	$10

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19%	0.18%	0.19%	0.21	%(f)

Ratio of total expenses to average net assets(e)	0.25	%(f)	0.26%	0.22%	0.23%	0.25%	0.25	%(f)

Ratio of net investment income to average net assets(c)	0.87	%(f)	2.00%	2.54%	1.12%	1.33%	3.22	%(f)

Portfolio turnover rate(g)	1%		69%	29%	85%	59%	38%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$15.74		$13.37	$15.42	$13.08	$12.41	$12.62

Net investment income(a)(b)	0.01		0.20	0.14	0.16	0.08	0.12

Net realized and unrealized gain (loss)	(0.76)		2.73	(1.87)	2.54	0.69	(0.16)

Total from investment operations	(0.75)		2.93	(1.73)	2.70	0.77	(0.04)

Distributions to shareholders from net investment income	—		(0.28)	(0.32)	(0.36)	(0.10)	(0.17)

Distributions to shareholders from net realized gains	—		(0.28)	—	—	—	—

Total distributions	—		(0.56)	(0.32)	(0.36)	(0.10)	(0.17)

Net asset value, end of period	$14.99		$15.74	$13.37	$15.42	$13.08	$12.41

Total return(c)	(4.76)%		21.98%	(11.18)%	20.67%	6.16%	(0.31)%

Net assets, end of period (in 000s)	$5,556		$6,400	$5,475	$6,334	$2,548	$2,323

Ratio of net expenses to average net assets(d)	0.82	%(e)	0.83%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.89	%(e)	0.90%	0.87%	0.89%	0.90%	0.89%

Ratio of net investment income to average net assets(b)	0.13	%(e)	1.36%	0.90%	1.06%	0.65%	0.95%

Portfolio turnover rate(f)	1%		69%	29%	85%	59%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$16.17		$13.72	$15.96

Net investment income(b)(c)	0.06		0.32	0.28

Net realized and unrealized gain (loss)	(0.78)		2.79	(2.10)

Total from investment operations	(0.72)		3.11	(1.82)

Distributions to shareholders from net investment income	—		(0.38)	(0.42)

Distributions to shareholders from net realized gains	—		(0.28)	—

Total distributions	—		(0.66)	(0.42)

Net asset value, end of period	$15.45		$16.17	$13.72

Total return(d)	(4.45)%		22.72%	(11.39)%

Net assets, end of period (in 000s)	$169,993		$183,763	$148,866

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.25	%(f)	0.26%	0.22	%(f)

Ratio of net investment income to average net assets(c)	0.78	%(f)	2.08%	2.56	%(f)

Portfolio turnover rate(g)	1%		69%	29%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.45		$7.38	$8.45	$7.64	$7.45	$7.89

Net investment income(a)(b)	0.08		0.27	0.19	0.20	0.20	0.19

Net realized and unrealized gain (loss)	(0.91)		1.08	(1.06)	0.88	0.24	(0.44)

Total from investment operations	(0.83)		1.35	(0.87)	1.08	0.44	(0.25)

Distributions to shareholders from net investment income	(0.09)		(0.28)	(0.20)	(0.27)	(0.25)	(0.19)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.09)		(0.28)	(0.20)	(0.27)	(0.25)	(0.19)

Net asset value, end of period	$7.53		$8.45	$7.38	$8.45	$7.64	$7.45

Total return(d)	(9.75)%		18.38%	(10.39)%	14.28%	5.92%	(3.24)%

Net assets, end of period (in 000s)	$41,231		$46,921	$39,384	$53,090	$84,529	$118,345

Ratio of net expenses to average net assets(e)	0.55	%(f)	0.56%	0.56%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets(e)	0.73	%(f)	0.66%	0.61%	0.61%	0.61%	0.60%

Ratio of net investment income to average net assets(b)	2.08	%(f)	3.30%	2.35%	2.42%	2.62%	2.43%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.42		$7.34	$8.40	$7.60	$7.41	$7.84

Net investment income(a)(b)	0.05		0.16	0.12	0.14	0.15	0.13

Net realized and unrealized gain (loss)	(0.90)		1.12	(1.04)	0.87	0.23	(0.43)

Total from investment operations	(0.85)		1.28	(0.92)	1.01	0.38	(0.30)

Distributions to shareholders from net investment income	(0.06)		(0.20)	(0.14)	(0.21)	(0.19)	(0.13)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.06)		(0.20)	(0.14)	(0.21)	(0.19)	(0.13)

Net asset value, end of period	$7.51		$8.42	$7.34	$8.40	$7.60	$7.41

Total return(d)	(10.09)%		17.55%	(11.07)%	13.37%	5.17%	(3.89)%

Net assets, end of period (in 000s)	$9,723		$16,235	$28,041	$44,710	$53,575	$68,765

Ratio of net expenses to average net assets(e)	1.30	%(f)	1.31%	1.31%	1.32%	1.32%	1.32%

Ratio of total expenses to average net assets(e)	1.48	%(f)	1.40%	1.36%	1.36%	1.36%	1.35%

Ratio of net investment income to average net assets(b)	1.24	%(f)	2.01%	1.53%	1.78%	1.94%	1.66%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.43		$7.36	$8.43	$7.62	$7.43	$7.87

Net investment income(a)(b)	0.09		0.27	0.21	0.24	0.23	0.23

Net realized and unrealized gain (loss)	(0.91)		1.11	(1.05)	0.88	0.24	(0.45)

Total from investment operations	(0.82)		1.38	(0.84)	1.12	0.47	(0.22)

Distributions to shareholders from net investment income	(0.10)		(0.31)	(0.23)	(0.31)	(0.28)	(0.22)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.10)		(0.31)	(0.23)	(0.31)	(0.28)	(0.22)

Net asset value, end of period	$7.51		$8.43	$7.36	$8.43	$7.62	$7.43

Total return(d)	(9.60)%		18.86%	(10.06)%	14.80%	6.38%	(2.84)%

Net assets, end of period (in 000s)	$100,840		$194,783	$260,987	$488,118	$509,681	$655,268

Ratio of net expenses to average net assets(e)	0.17	%(f)	0.18%	0.17%	0.17%	0.17%	0.17%

Ratio of total expenses to average net assets(e)	0.34	%(f)	0.27%	0.22%	0.22%	0.21%	0.20%

Ratio of net investment income to average net assets(b)	2.37	%(f)	3.38%	2.62%	2.96%	3.08%	2.85%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.44		$7.37	$8.43	$7.63	$7.43	$7.84

Net investment income(a)(b)	0.07		0.25	0.18	0.20	0.18	0.14

Net realized and unrealized gain (loss)	(0.91)		1.09	(1.05)	0.86	0.26	(0.40)

Total from investment operations	(0.84)		1.34	(0.87)	1.06	0.44	(0.26)

Distributions to shareholders from net investment income	(0.08)		(0.27)	(0.19)	(0.26)	(0.24)	(0.15)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.08)		(0.27)	(0.19)	(0.26)	(0.24)	(0.15)

Net asset value, end of period	$7.52		$8.44	$7.37	$8.43	$7.63	$7.43

Total return(d)	(9.83)%		18.25%	(10.41)%	14.06%	5.92%	(3.32)%

Net assets, end of period (in 000s)	$210		$258	$243	$350	$408	$988

Ratio of net expenses to average net assets(e)	0.67	%(f)	0.68%	0.67%	0.67%	0.67%	0.67%

Ratio of total expenses to average net assets(e)	0.85	%(f)	0.78%	0.72%	0.72%	0.71%	0.70%

Ratio of net investment income to average net assets(b)	1.94	%(f)	3.13%	2.20%	2.41%	2.40%	1.81%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.43		$7.36	$8.43	$7.62	$7.43	$7.87

Net investment income(a)(b)	0.09		0.27	0.20	0.22	0.23	0.21

Net realized and unrealized gain (loss)	(0.91)		1.10	(1.05)	0.88	0.23	(0.44)

Total from investment operations	(0.82)		1.37	(0.85)	1.10	0.46	(0.23)

Distributions to shareholders from net investment income	(0.10)		(0.30)	(0.22)	(0.29)	(0.27)	(0.21)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.10)		(0.30)	(0.22)	(0.29)	(0.27)	(0.21)

Net asset value, end of period	$7.51		$8.43	$7.36	$8.43	$7.62	$7.43

Total return(d)	(9.66)%		18.71%	(10.19)%	14.62%	6.22%	(2.99)%

Net assets, end of period (in 000s)	$18,398		$22,706	$27,782	$46,011	$58,740	$67,547

Ratio of net expenses to average net assets(e)	0.30	%(f)	0.32%	0.31%	0.32%	0.32%	0.32%

Ratio of total expenses to average net assets(e)	0.48	%(f)	0.41%	0.36%	0.36%	0.36%	0.35%

Ratio of net investment income to average net assets(b)	2.32	%(f)	3.39%	2.53%	2.74%	3.02%	2.69%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.44		$7.36	$8.43	$7.63	$7.44	$7.91

Net investment income(b)(c)	0.08		0.29	0.23	0.25	0.63	0.11

Net realized and unrealized gain (loss)	(0.90)		1.10	(1.07)	0.86	(0.15)	(0.46)

Total from investment operations	(0.82)		1.39	(0.84)	1.11	0.48	(0.35)

Distributions to shareholders from net investment income	(0.10)		(0.31)	(0.23)	(0.31)	(0.28)	(0.12)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.10)		(0.31)	(0.23)	(0.31)	(0.29)	(0.12)

Net asset value, end of period	$7.52		$8.44	$7.36	$8.43	$7.63	$7.44

Total return(d)	(9.60)%		19.02%	(10.04)%	14.66%	6.40%	(4.43)%

Net assets, end of period (in 000s)	$2,429		$45,956	$44,046	$40,326	$33,805	$10

Ratio of net expenses to average net assets(e)	0.16	%(f)	0.17%	0.16%	0.16%	0.15%	0.15	%(f)

Ratio of total expenses to average net assets(e)	0.31	%(f)	0.26%	0.22%	0.20%	0.17%	0.18	%(f)

Ratio of net investment income to average net assets(c)	2.09	%(f)	3.59%	2.88%	3.09%	8.15%	3.58	%(f)

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.42		$7.35	$8.41	$7.61	$7.42	$7.86

Net investment income(a)(b)	0.07		0.23	0.17	0.19	0.19	0.18

Net realized and unrealized gain (loss)	(0.90)		1.09	(1.05)	0.86	0.23	(0.45)

Total from investment operations	(0.83)		1.32	(0.88)	1.05	0.42	(0.27)

Distributions to shareholders from net investment income	(0.08)		(0.25)	(0.18)	(0.25)	(0.23)	(0.17)

Distributions to shareholders from return of capital	—		—	—	—	0.00 (c)	—

Total distributions	(0.08)		(0.25)	(0.18)	(0.25)	(0.23)	(0.17)

Net asset value, end of period	$7.51		$8.42	$7.35	$8.41	$7.61	$7.42

Total return(d)	(9.82)%		18.12%	(10.56)%	13.94%	5.71%	(3.49)%

Net assets, end of period (in 000s)	$776		$1,140	$1,955	$2,645	$2,788	$3,119

Ratio of net expenses to average net assets(e)	0.80	%(f)	0.81%	0.81%	0.82%	0.82%	0.82%

Ratio of total expenses to average net assets(e)	0.98	%(f)	0.91%	0.86%	0.86%	0.86%	0.85%

Ratio of net investment income to average net assets(b)	1.77	%(f)	2.88%	2.09%	2.33%	2.49%	2.24%

Portfolio turnover rate(g)	2%		6%	17%	57%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$8.44		$7.37	$8.37

Net investment income(b)(c)	0.09		0.30	0.20

Net realized and unrealized gain (loss)	(0.91)		1.08	(1.01)

Total from investment operations	(0.82)		1.38	(0.81)

Distributions to shareholders from net investment income	(0.10)		(0.31)	(0.19)

Net asset value, end of period	$7.52		$8.44	$7.37

Total return(d)	(9.58)%		18.85%	(9.76)%

Net assets, end of period (in 000s)	$3,263		$3,722	$2,902

Ratio of net expenses to average net assets(e)	0.16	%(f)	0.17%	0.16	%(f)

Ratio of total expenses to average net assets(e)	0.34	%(f)	0.27%	0.22	%(f)

Ratio of net investment income to average net assets(c)	2.49	%(f)	3.70%	3.51	%(f)

Portfolio turnover rate(g)	2%		6%	17%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments —Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the

61

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually
Growth Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

62

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$45,531,856	$—	$—

Equity	134,627,202	—	—

Exchange Traded Funds	105,802,393	—	—

Fixed Income	184,123,328	—	—

Investment Company	20,730,268	—	—

Total	$490,815,047	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$53,778	$—

Futures Contracts(a)	271,455	—	—

Options Purchased	1,021,213	—	—

Total	$1,292,668	$53,778	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(55,260)	$—

Futures Contracts	(8,336)	—	—

Total	$(8,336)	$(55,260)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$66,198,248	$—	$—

Equity	331,323,841	—	—

Exchange Traded Funds	214,885,957	—	—

Fixed Income	142,939,835	—	—

Investment Company	30,569,067	—	—

Total	$785,916,948	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$62,200	$—

Futures Contracts(a)	356,809	—	—

Options Purchased	1,674,562	—	—

Total	$2,031,371	$62,200	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(64,040)	$—

Futures Contracts	(13,838)	—	—

Total	$(13,838)	$(64,040)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$39,328,984	$—	$—

Equity	327,055,157	—	—

Exchange Traded Funds	222,335,305	—	—

Fixed Income	29,076,970	—	—

Investment Company	23,851,379	—	—

Total	$641,647,795	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$44,116	$—

Futures Contracts(a)	260,758	—	—

Options Purchased	1,568,869	—	—

Total	$1,829,627	$44,116	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(45,367)	$—

Futures Contracts	(9,503)	—	—

Total	$(9,503)	$(45,367)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds
Equity	$94,761,330	$—	$—

Exchange Traded Funds	8,649,431	—	—

Fixed Income	71,080,474	—	—

Total	$174,491,235	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2020. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Balanced Strategy Portfolio
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$1,062,085	(a)	Variation margin on futures contracts;	$(8,336)	(a)
Equity	Variation margin on futures contracts	230,583	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	53,778		Payable for unrealized loss on forward foreign currency exchange contracts.	(55,260)
Total		$1,346,446			$(63,596)

Growth and Income Strategy Portfolio
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$1,742,935	(a)	Variation margin on futures contracts;	$(13,838)	(a)
Equity	Variation margin on futures contracts	288,436	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	62,200		Payable for unrealized loss on forward foreign currency exchange contracts.	(64,040)
Total		$2,093,571			$(77,878)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2020 is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$1,613,965	(a)	Variation margin on futures contracts;	$(9,503)	(a)
Equity	Variation margin on futures contracts	215,662	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	44,116		Payable for unrealized loss on forward foreign currency exchange contracts.	(45,367)
Total		$1,873,743			$(54,870)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2020 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Balanced Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	$4,849,553	$861,701	101
Equity	Net realized gain (loss) from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	(1,721,027)	225,055	146
Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	139,532	166,533	12
Total		$3,268,058	$1,253,289	259

Growth and Income Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	$10,449,830	$1,492,537	164
Equity	Net realized gain (loss) from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	(3,823,995)	293,318	208
Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	161,183	192,660	12
Total		$6,787,018	$1,978,515	384

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	$9,925,706	$1,378,362	112
Equity	Net realized gain (loss) from futures contracts and purchased options/Net change in unrealized gain on futures contracts purchased options	(3,073,483)	375,720	156
Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	114,394	136,816	12
Total		$6,966,617	$1,890,898	280

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.124% for the Satellite Strategies Portfolio and 0.15% for each of the other Portfolios.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Portfolios, as set forth below.

The Trust, on behalf of Service Shares of each Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020 , Goldman Sachs retained the following amounts:

Portfolio	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class C
Balanced Strategy	$4,595	$110
Growth and Income Strategy	8,033	375
Growth Strategy	7,991	449
Satellite Strategies	1,659	2

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each Portfolio, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and/or Service Shares of the Portfolios, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.01% for the Satellite Strategies Portfolio and 0.004% for each other Portfolio. These Other Expense limitations will remain in place through at least April 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Balanced Strategy	$314	$187,534	$187,848
Growth and Income Strategy	605	202,092	202,697
Growth Strategy	1,023	215,657	216,680
Satellite Strategies	128	178,442	178,570

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of June 30, 2020, the Portfolios participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Portfolios did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — The Portfolios invest primarily in the Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2020 (in thousands):

Balanced Strategy Portfolio
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$50,418	$3,508	$(2,991)	$44	$2,420	$53,399	969	$682
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	51,159	2,990	—	—	(1,746)	52,403	837	463
Goldman Sachs Alternative Premia Fund — Class R6	6,449	—	—	—	(300)	6,149	789	—
Goldman Sachs Dynamic Global Equity Fund — Class R6	79,876	7,000	—	—	(6,950)	79,926	4,440	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	10,267	2,226	(2,500)	(393)	(499)	9,101	773	224
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	18,214	5,000	(6,001)	(678)	(837)	15,698	1,752	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	22,109	68,630	(70,009)	—	—	20,730	20,730	74
Goldman Sachs Global Core Fixed Income Fund — Class R6	161,164	8,900	(12,500)	(352)	7,767	164,979	12,367	1,400
Goldman Sachs Global Infrastructure Fund — Class R6	9,672	73	—	—	(882)	8,863	782	73
Goldman Sachs Global Real Estate Securities Fund — Class R6	9,824	69	—	—	(1,845)	8,048	892	69
Goldman Sachs High Yield Floating Rate Fund — Class R6	6,710	109	(3,498)	(707)	(184)	2,430	278	109
Goldman Sachs High Yield Fund — Class R6	5,214	146	—	—	(432)	4,928	826	147
Goldman Sachs International Equity Insights Fund — Class R6	22,344	2,000	(6,001)	(558)	(2,001)	15,784	1,369	—

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs International Small Cap Insights Fund — Class R6	$7,210	$—	$—	$—	$(902)	$6,308	601	$—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	5,401	71	(1,999)	(543)	(244)	2,686	493	71
Goldman Sachs Managed Futures Strategy Fund — Class R6	14,953	—	—	—	(213)	14,740	1,515	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	23,900	—	—	—	743	24,643	2,477	—

Total	$504,884	$100,722	$(105,499)	$(3,187)	$(6,105)	$490,815		$3,312

Growth and Income Strategy Portfolio
Underlying Funds	Market Value 12/31/2019	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2020	Shares as of 06/30/2020	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$59,562	$—	$(5,484)	$400	2,266	$56,744	1,030	$743
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	188,369	8,389	(32,093)	1,624	(8,147)	158,142	2,526	1,558
Goldman Sachs Alternative Premia Fund — Class R6	9,355	—	—	—	(435)	8,920	1,145	—
Goldman Sachs Dynamic Global Equity Fund — Class R6	198,259	—	—	—	(15,719)	182,540	10,141	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	25,592	439	(7,250)	(1,821)	(544)	16,416	1,395	439
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	45,726	10,498	(12,000)	(1,842)	(1,994)	40,388	4,508	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	30,553	121,166	(121,150)	—	—	30,569	30,569	107
Goldman Sachs Global Core Fixed Income Fund — Class R6	119,331	1,025	(17,000)	254	5,209	108,819	8,157	1,023
Goldman Sachs Global Infrastructure Fund — Class R6	19,745	126	(3,150)	397	(1,948)	15,170	1,339	125
Goldman Sachs Global Real Estate Securities Fund — Class R6	17,809	125	—	—	(3,345)	14,589	1,617	124
Goldman Sachs High Yield Floating Rate Fund — Class R6	8,775	161	(4,000)	(553)	(312)	4,071	465	160

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2019	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2020	Shares as of 06/30/2020	Dividend Income
Goldman Sachs High Yield Fund — Class R6	$9,086	$255	$—	$—	$(753)	$8,588	1,439	$255
Goldman Sachs International Equity Insights Fund — Class R6	76,623	10,000	(11,000)	(662)	(7,389)	67,572	5,861	—
Goldman Sachs International Small Cap Insights Fund — Class R6	12,648	—	—	—	(1,582)	11,066	1,055	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	9,830	131	(3,500)	(951)	(465)	5,045	926	131
Goldman Sachs Managed Futures Strategy Fund — Class R6	21,627	—	—	—	(307)	21,320	2,191	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	34,874	—	—	—	1,084	35,958	3,614	—

Total	$887,764	$152,315	$(216,627)	$(3,154)	$(34,381)	$785,917		$4,665

Growth Strategy Portfolio
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost*	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$27,434	$—	$(4,547)	$332	$835	$24,054	437	$333
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	214,449	—	(9,007)	518	(7,679)	198,281	3,167	1,796
Goldman Sachs Alternative Premia Fund — Class R6	5,921	—	—	—	(275)	5,646	725	—
Goldman Sachs Dynamic Global Equity Fund — Class R6	194,169	—	(5,000)	(1,547)	(14,982)	172,640	9,591	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	21,891	385	(6,041)	(1,418)	(445)	14,372	1,221	385
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	50,835	—	(7,000)	(1,172)	(3,140)	39,523	4,411	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	13,201	65,504	(54,854)	—	—	23,851	23,851	52
Goldman Sachs Global Infrastructure Fund — Class R6	15,867	120	—	—	(1,447)	14,540	1,283	120
Goldman Sachs Global Real Estate Securities Fund — Class R6	15,370	107	—	—	(2,886)	12,591	1,396	107

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Strategy Portfolio (continued)
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost*	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs High Yield Fund — Class R6	$7,310	$205	$—	$—	$(606)	$6,909	1,157	$205
Goldman Sachs International Equity Insights Fund — Class R6	84,057	3,000	(2,000)	(110)	(9,080)	75,867	6,580	—
Goldman Sachs International Small Cap Insights Fund — Class R6	13,597	—	—	—	(1,701)	11,896	1,134	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	8,515	138	—	—	(858)	7,795	1,430	138
Goldman Sachs Managed Futures Strategy Fund — Class R6	12,284	—	—	—	(174)	12,110	1,245	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	20,922	—	—	—	651	21,573	2,168	—

Total	$705,822	$69,459	$(88,449)	$(3,397)	$(41,787)	$641,648		$3,136

Satellite Strategies Portfolio
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$14,700	$—	$(4,584)	$230	$(1,697)	$8,649	285,554	$39
Goldman Sachs Emerging Markets Debt Fund — Class R6	57,115	786	(26,050)	(978)	(1,382)	29,491	2,505,642	787
Goldman Sachs Emerging Markets Equity Fund — Class R6	15,145	—	(5,500)	2,288	(2,769)	9,164	408,930	—
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	23,526	—	(16,100)	2,421	(4,255)	5,592	624,065	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	—	18,725	(18,725)	—	—	—	—	—
Goldman Sachs Global Infrastructure Fund — Class R6	45,893	2,725	(18,768)	1,768	(5,158)	26,460	2,335,402	226
Goldman Sachs Global Real Estate Securities Fund — Class R6	57,601	281	(17,850)	757	(8,582)	32,207	3,570,592	280
Goldman Sachs High Yield Floating Rate Fund — Class R6	20,271	294	(8,250)	(186)	(685)	11,444	1,307,868	294
Goldman Sachs High Yield Fund — Class R6	37,991	748	(14,375)	(83)	(2,791)	21,490	3,599,696	748
Goldman Sachs International Small Cap Insights Fund — Class R6	36,138	—	(12,998)	3,586	(7,190)	19,536	1,862,304	—

73

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Satellite Strategies Portfolio (continued)
Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	$17,510	$206	$(7,650)	$(651)	$(760)	$8,655	1,588,082	$205
Goldman Sachs MLP Energy Infrastructure Fund — Class R6	3,650	104	(750)	(102)	(1,099)	1,803	104,652	105

Total	$329,540	$23,869	$(151,600)	$9,050	$(36,368)	$174,491		$2,684

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were as follows:

Portfolio	Purchases	Sales
Balanced Strategy	$32,093,314	$42,122,630
Growth and Income Strategy	31,148,893	109,819,132
Growth Strategy	3,954,934	47,376,994
Satellite Strategies	5,144,007	132,876,316

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2019, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Capital loss carryforwards:
Perpetual Short-Term	$(1,152,241)	$—	$—	$(332,591)
Perpetual Long-Term	(2,915,126)	—	—	(35,652,262)
Total capital loss carryforwards	$(4,067,367)	$—	$—	$(35,984,853)
Timing differences (Qualified Late Year Ordinary Loss Deferral)	$—	$(95,915)	$—	$—

As of June 30, 2020, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Tax Cost	$481,058,664	$770,245,687	$624,081,256	$170,981,744
Gross unrealized gain	22,669,333	43,549,996	41,505,928	20,516,002
Gross unrealized loss	(12,912,950)	(27,878,735)	(23,939,389)	(17,006,511)
Net unrealized gains (losses) on securities	$9,756,383	$15,671,261	$17,566,539	$3,509,491

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, options contracts, and foreign currency contracts and differences in the tax treatment of Underlying Fund investments.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	416,840	$4,644,783	720,412	$8,084,539
Reinvestment of distributions	39,304	429,695	188,113	2,156,891
Shares redeemed	(788,563)	(8,763,487)	(2,067,475)	(23,126,509)
	(332,419)	(3,689,009)	(1,158,950)	(12,885,079)
Class C Shares
Shares sold	77,979	855,836	291,999	3,239,647
Reinvestment of distributions	723	7,698	12,553	145,118
Shares redeemed	(162,706)	(1,794,687)	(601,976)	(6,736,873)
	(84,004)	(931,153)	(297,424)	(3,352,108)
Institutional Shares
Shares sold	4,066,587	46,710,131	11,770,112	132,793,162
Reinvestment of distributions	192,776	2,108,844	728,452	8,337,980
Shares redeemed	(5,453,797)	(61,765,012)	(10,627,432)	(119,595,453)
	(1,194,434)	(12,946,037)	1,871,132	21,535,689
Service Shares
Shares sold	130	1,492	2,484	28,072
Reinvestment of distributions	—	—	78	877
Shares redeemed	(412)	(4,702)	(21,311)	(247,236)
	(282)	(3,210)	(18,749)	(218,287)
Investor Shares
Shares sold	39,964	435,341	124,771	1,376,411
Reinvestment of distributions	1,659	18,099	7,468	85,266
Shares redeemed	(71,993)	(781,606)	(101,853)	(1,128,425)
	(30,370)	(328,166)	30,386	333,252
Class R6 Shares
Shares sold	5,458	61,436	20,708	232,723
Reinvestment of distributions	380	4,152	1,533	17,498
Shares redeemed	(3,616)	(40,126)	(94,095)	(1,064,834)
	2,222	25,462	(71,854)	(814,613)
Class R Shares
Shares sold	43,235	487,700	143,196	1,618,112
Reinvestment of distributions	3,121	33,909	16,532	189,329
Shares redeemed	(45,623)	(507,761)	(97,257)	(1,079,005)
	733	13,848	62,471	728,436
Class P Shares
Shares sold	215,329	2,440,114	428,129	4,796,352
Reinvestment of distributions	21,971	240,339	92,975	1,064,548
Shares redeemed	(665,758)	(7,213,307)	(1,077,395)	(11,920,962)
	(428,458)	(4,532,854)	(556,291)	(6,060,062)

NET DECREASE	(2,067,012)	$(22,391,119)	(139,279)	$(732,772)

77

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth and Income Strategy Portfolio

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	468,390	$6,168,153	1,367,510	$18,597,841
Reinvestment of distributions	81,613	1,038,236	369,519	5,184,092
Shares redeemed	(1,564,852)	(20,837,494)	(3,875,566)	(52,374,920)
	(1,014,849)	(13,631,105)	(2,138,537)	(28,592,987)
Class C Shares
Shares sold	48,418	642,211	107,114	1,401,165
Reinvestment of distributions	1,164	13,934	17,463	241,288
Shares redeemed	(288,312)	(3,643,096)	(1,016,333)	(13,419,730)
	(238,730)	(2,986,951)	(891,756)	(11,777,277)
Institutional Shares
Shares sold	1,968,405	27,483,512	5,845,803	80,012,769
Reinvestment of distributions	150,671	1,926,730	596,185	8,355,297
Shares redeemed	(6,371,051)	(86,912,742)	(9,747,842)	(131,722,848)
	(4,251,975)	(57,502,500)	(3,305,854)	(43,354,782)
Service Shares
Shares sold	4,042	57,432	24,032	321,649
Reinvestment of distributions	115	1,451	632	8,811
Shares redeemed	(15,233)	(203,997)	(46,787)	(628,661)
	(11,076)	(145,114)	(22,123)	(298,201)
Investor Shares
Shares sold	33,180	443,390	84,749	1,148,945
Reinvestment of distributions	3,108	39,426	12,001	167,174
Shares redeemed	(63,046)	(829,016)	(160,130)	(2,145,873)
	(26,758)	(346,200)	(63,380)	(829,754)
Class R6 Shares
Shares sold	14,827	202,830	85,321	1,165,880
Reinvestment of distributions	344	4,408	2,000	27,662
Shares redeemed	(57,286)	(747,042)	(161,921)	(2,268,818)
	(42,115)	(539,804)	(74,600)	(1,075,276)
Class R Shares
Shares sold	29,597	391,286	46,601	626,164
Reinvestment of distributions	1,188	14,881	5,831	81,506
Shares redeemed	(47,194)	(624,277)	(49,112)	(663,201)
	(16,409)	(218,110)	3,320	44,469
Class P Shares
Shares sold	511,190	7,116,159	1,425,194	19,527,520
Reinvestment of distributions	94,333	1,208,820	343,656	4,818,065
Shares redeemed	(1,117,637)	(15,268,818)	(1,949,585)	(26,121,468)
	(512,114)	(6,943,839)	(180,735)	(1,775,883)

NET DECREASE	(6,114,026)	$(82,313,623)	(6,673,665)	$(87,659,691)

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Strategy Portfolio

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	549,251	$8,130,092	1,339,118	$20,739,326
Reinvestment of distributions	—	—	699,217	11,263,551
Shares redeemed	(1,512,073)	(22,452,544)	(3,587,777)	(55,281,237)
	(962,822)	(14,322,452)	(1,549,442)	(23,278,360)
Class C Shares
Shares sold	76,351	1,178,892	150,548	2,369,068
Reinvestment of distributions	—	—	44,950	733,288
Shares redeemed	(419,423)	(6,296,602)	(1,002,930)	(15,686,944)
	(343,072)	(5,117,710)	(807,432)	(12,584,588)
Institutional Shares
Shares sold	996,291	15,102,959	4,018,348	61,424,101
Reinvestment of distributions	—	—	366,171	5,901,749
Shares redeemed	(1,652,210)	(24,303,879)	(13,339,123)	(205,096,568)
	(655,919)	(9,200,920)	(8,954,604)	(137,770,718)
Service Shares
Shares sold	13,019	200,905	10,952	172,500
Reinvestment of distributions	—	—	1,026	16,465
Shares redeemed	(8,495)	(125,766)	(36,002)	(543,627)
	4,524	75,139	(24,024)	(354,662)
Investor Shares
Shares sold	47,625	676,683	137,054	2,090,719
Reinvestment of distributions	—	—	17,612	279,751
Shares redeemed	(72,332)	(1,039,492)	(181,285)	(2,758,238)
	(24,707)	(362,809)	(26,619)	(387,768)
Class R6 Shares
Shares sold	204,214	2,513,492	145,096	2,240,148
Reinvestment of distributions	—	—	13,012	209,737
Shares redeemed	(50,833)	(745,541)	(172,108)	(2,718,584)
	153,381	1,767,951	(14,000)	(268,699)
Class R Shares
Shares sold	26,494	380,864	51,432	771,207
Reinvestment of distributions	—	—	13,862	216,889
Shares redeemed	(62,577)	(912,494)	(68,026)	(1,028,290)
	(36,083)	(531,630)	(2,732)	(40,194)
Class P Shares
Shares sold	599,014	8,990,209	1,251,604	19,410,449
Reinvestment of distributions	—	—	450,679	7,266,420
Shares redeemed	(962,952)	(14,067,544)	(1,186,413)	(18,248,306)
	(363,938)	(5,077,335)	515,870	8,428,563

NET DECREASE	(2,228,636)	$(32,769,766)	(10,862,983)	$(166,256,426)

79

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Satellite Strategies Portfolio

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	598,357	$4,377,532	1,507,125	$12,328,395
Reinvestment of distributions	63,549	448,065	173,175	1,436,743
Shares redeemed	(740,415)	(5,466,622)	(1,464,894)	(11,965,708)
	(78,509)	(641,025)	215,406	1,799,430
Class C Shares
Shares sold	14,624	109,744	74,124	578,919
Reinvestment of distributions	9,491	66,439	45,797	377,904
Shares redeemed	(657,975)	(4,846,963)	(2,010,704)	(16,335,390)
	(633,860)	(4,670,780)	(1,890,783)	(15,378,567)
Institutional Shares
Shares sold	999,766	7,724,772	3,194,532	25,909,208
Reinvestment of distributions	191,942	1,344,937	789,925	6,524,160
Shares redeemed	(10,876,058)	(86,088,554)	(16,333,971)	(132,664,304)
	(9,684,350)	(77,018,845)	(12,349,514)	(100,230,936)
Service Shares
Shares sold	268	2,056	1,322	10,699
Reinvestment of distributions	237	1,659	671	5,560
Shares redeemed	(3,092)	(21,957)	(4,426)	(35,455)
	(2,587)	(18,242)	(2,433)	(19,196)
Investor Shares
Shares sold	329,058	2,529,463	755,285	6,188,404
Reinvestment of distributions	34,355	241,496	99,874	824,444
Shares redeemed	(608,403)	(4,259,648)	(1,934,326)	(15,679,254)
	(244,990)	(1,488,689)	(1,079,167)	(8,666,406)
Class R6 Shares
Shares sold	41,508	312,545	785,761	6,271,224
Reinvestment of distributions	5,000	35,077	158,070	1,307,247
Shares redeemed	(5,171,268)	(43,576,788)	(1,477,935)	(12,059,957)
	(5,124,760)	(43,229,166)	(534,104)	(4,481,486)
Class R Shares
Shares sold	8,398	57,446	16,321	131,889
Reinvestment of distributions	878	6,189	3,467	28,645
Shares redeemed	(41,261)	(335,368)	(150,500)	(1,166,319)
	(31,985)	(271,733)	(130,712)	(1,005,785)
Class P Shares
Shares sold	41,176	315,000	48,431	400,235
Reinvestment of distributions	6,024	42,540	15,719	130,251
Shares redeemed	(54,467)	(447,357)	(16,903)	(140,037)
	(7,267)	(89,817)	47,247	390,449

NET DECREASE	(15,808,308)	$(127,428,297)	(15,724,060)	$(127,592,497)

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;
(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Equity Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing the Underlying Funds.

The Trustees observed that the Balanced Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They noted that the Growth and Income Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees observed that the Growth Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They noted that the Satellite Strategies Portfolio’s Institutional Shares had placed in the third quartile of the Portfolio’s peer group for the three- and five-year periods and in the fourth quartile for the one- and ten-year periods, and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Portfolio shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios.

The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds, and determined that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2021.

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Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

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Portfolio Expenses — Six Month Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Portfolio expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Satellite Strategies Portfolio
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20		Expenses Paid for the 6 months ended 6/30/20*	Beginning Account Value 1/1/20	Ending Account Value 6/30/20		Expenses Paid for the 6 months ended 6/30/20*	Beginning Account Value 1/1/20	Ending Account Value 6/30/20		Expenses Paid for the 6 months ended 6/30/20*	Beginning Account Value 1/1/20	Ending Account Value 6/30/20		Expenses Paid for the 6 months ended 6/30/20*
Class A
Actual	$1,000.00	$997.80		$2.83	$1,000.00	$974.20		$2.80	$1,000.00	$953.60		$2.77	$1,000.00	$902.50		$2.60
Hypothetical 5% return	1,000.00	1,022.03	+	2.87	1,000.00	1,022.03	+	2.87	1,000.00	1,022.03	+	2.87	1,000.00	1,022.03	+	2.77
Class C
Actual	1,000.00	994.00		6.54	1,000.00	970.80		6.47	1,000.00	950.30		6.40	1,000.00	899.10		6.14
Hypothetical 5% return	1,000.00	1,018.30	+	6.62	1,000.00	1,018.30	+	6.62	1,000.00	1,018.30	+	6.62	1,000.00	1,018.30	+	6.52
Institutional
Actual	1,000.00	999.70		0.94	1,000.00	975.50		0.93	1,000.00	955.50		0.92	1,000.00	904.00		0.80
Hypothetical 5% return	1,000.00	1,023.92	+	0.96	1,000.00	1,023.92	+	0.96	1,000.00	1,023.92	+	0.96	1,000.00	1,024.02	+	0.86
Service
Actual	1,000.00	997.30		3.43	1,000.00	973.60		3.39	1,000.00	953.50		3.35	1,000.00	901.70		3.17
Hypothetical 5% return	1,000.00	1,021.43	+	3.47	1,000.00	1,021.43	+	3.47	1,000.00	1,021.43	+	3.47	1,000.00	1,021.43	+	3.37
Investor
Actual	1,000.00	999.00		1.59	1,000.00	976.10		1.57	1,000.00	953.50		1.56	1,000.00	903.40		1.42
Hypothetical 5% return	1,000.00	1,023.27	+	1.61	1,000.00	1,023.27	+	1.61	1,000.00	1,021.43	+	1.61	1,000.00	1,023.37	+	1.51
Class R6
Actual	1,000.00	999.80		0.89	1,000.00	976.20		0.88	1,000.00	955.50		0.88	1,000.00	904.00		0.76
Hypothetical 5% return	1,000.00	1,023.97	+	0.91	1,000.00	1,023.97	+	0.91	1,000.00	1,023.97	+	0.91	1,000.00	1,024.07	+	0.81
Class R
Actual	1,000.00	996.60		4.07	1,000.00	972.90		4.02	1,000.00	952.40		3.98	1,000.00	901.80		3.78
Hypothetical 5% return	1,000.00	1,020.79	+	4.12	1,000.00	1,020.79	+	4.12	1,000.00	1,020.79	+	4.12	1,000.00	1,020.79	+	4.02
Class P
Actual	1,000.00	999.80		0.89	1,000.00	976.20		0.88	1,000.00	955.50		0.88	1,000.00	904.20		0.76
Hypothethical 5% return	1,000.00	1,023.97	+	0.91	1,000.00	1,023.97	+	0.91	1,000.00	1,023.97	+	0.91	1,000.00	1,023.97	+	0.81

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Portfoio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy	0.57%	1.32%	0.19%	0.69%	0.32%	0.18%	0.82%	0.18%
Growth and Income Strategy	0.57	1.32	0.19	0.69	0.32	0.18	0.82	0.18
Growth Strategy	0.57	1.32	0.19	0.69	0.32	0.18	0.82	0.18
Satellite Strategies	0.55	1.30	0.17	0.67	0.30	0.16	0.80	0.16

87

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund
∎	Clean Energy Income Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211760-OTU-1243136 FFSAR-20

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Global Infrastructure Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Global Infrastructure Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

1

FUND BASICS

Global Infrastructure Fund

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[2]
Class A	-8.50%	-11.81
Class C	-8.94	-11.81
Institutional	-8.34	-11.81
Investor	-8.46	-11.81
Class R6	-8.37	-11.81
Class R	-8.73	-11.81
Class P	-8.37	-11.81

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) intends to measure the stock performance of pure-play infrastructure companies domiciled globally. The index covers all sectors of the infrastructure market. Components are required to have more than 70% of cash flows derived from infrastructure lines of business. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/20[3]

Holding	% of Net Assets	Line of Business	Country

American Tower Corp.	10.5%	Equity Real Estate Investment Trusts	United States
National Grid PLC	5.4	Multi-Utilities	United Kingdom
Vinci SA	5.3	Construction & Engineering	France
Crown Castle International Corp.	5.3	Equity Real Estate Investment Trusts	United States
Enbridge, Inc.	4.8	Oil, Gas & Consumable Fuels	Canada
Sempra Energy	4.3	Multi-Utilities	United States
TC Energy Corp.	4.2	Oil, Gas & Consumable Fuels	Canada
American Water Works Co., Inc.	3.4	Water Utilities	United States
Transurban Group	3.4	Transportation Infrastructure	Australia
Eversource Energy	3.4	Electric Utilities	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

2

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 92.5%
Australia – 4.8%
285,410	APA Group (Gas Utilities)	$2,206,875
544,357	Transurban Group (Transportation Infrastructure)	5,338,341

		7,545,216

Canada – 11.8%
247,293	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	7,519,339
49,761	Fortis, Inc. (Electric Utilities)	1,892,428
104,406	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,610,150
155,132	TC Energy Corp. (Oil, Gas & Consumable Fuels)	6,627,620

		18,649,537

China – 2.5%
2,382,000	Beijing Enterprises Water Group Ltd. (Water Utilities)*	934,739
9,316,000	China Tower Corp. Ltd., Class H (Diversified Telecommunication Services)(a)	1,655,508
71,800	ENN Energy Holdings Ltd. (Gas Utilities)	811,375
438,000	Jiangsu Expressway Co. Ltd., Class H (Transportation Infrastructure)	514,792

		3,916,414

Denmark – 1.0%
13,894	Orsted A/S (Electric Utilities)(a)	1,603,387

France – 5.3%
89,794	Vinci SA (Construction & Engineering)	8,325,956

Hong Kong – 1.6%
626,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	650,739
1,255,161	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,950,732

		2,601,471

Italy – 4.4%
54,041	Atlantia SpA (Transportation Infrastructure)*	874,127
359,176	Enav SpA (Transportation Infrastructure)(a)	1,622,491
194,723	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(a)	1,954,675
362,306	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	2,499,013

		6,950,306

Japan – 1.1%
69,500	Tokyo Gas Co. Ltd. (Gas Utilities)	1,664,151

Common Stocks – (continued)
Spain – 4.1%
16,435	Aena SME SA (Transportation Infrastructure)*(a)	2,198,033
47,912	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	2,926,344
51,415	Ferrovial SA (Construction & Engineering)	1,374,316

		6,498,693

United Kingdom – 7.2%
440,852	Calisen PLC (Commercial Services & Supplies)*	984,903
692,722	National Grid PLC (Multi-Utilities)	8,451,455
61,795	Severn Trent PLC (Water Utilities)	1,891,155

		11,327,513

United States – 48.7%
25,757	Ameren Corp. (Multi-Utilities)	1,812,263
64,095	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	16,571,121
41,855	American Water Works Co., Inc. (Water Utilities)	5,385,064
33,709	Atmos Energy Corp. (Gas Utilities)	3,356,742
37,215	CenterPoint Energy, Inc. (Multi-Utilities)	694,804
55,139	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)*	2,664,317
42,055	CMS Energy Corp. (Multi-Utilities)	2,456,853
25,617	Consolidated Edison, Inc. (Multi-Utilities)	1,842,631
49,516	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	8,286,503
10,227	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	744,014
65,058	Edison International (Electric Utilities)	3,533,300
2,244	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	1,575,961
63,935	Eversource Energy (Electric Utilities)	5,323,867
226,413	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,434,685
22,611	Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	976,117
8,392	NextEra Energy, Inc. (Electric Utilities)	2,015,507
29,984	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	996,069
19,989	Public Service Enterprise Group, Inc. (Multi-Utilities)	982,659
15,112	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	4,502,167
57,222	Sempra Energy (Multi-Utilities)	6,708,135
25,059	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	502,934
131,948	Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	2,509,651

		76,875,364

TOTAL COMMON STOCKS
(Cost $124,458,695)		$145,958,008

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Shares	Dividend Rate	Value

Investment Company – 2.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,523,697	0.155%	$4,523,697
(Cost $4,523,697)

TOTAL INVESTMENTS – 95.4%
(Cost $128,982,392)		$150,481,705

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		7,259,811

NET ASSETS – 100.0%		$157,741,516

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost 124,458,695)	$145,958,008
Investments in affiliated issuers, at value (cost $4,523,697)	4,523,697
Cash	322,328
Foreign currency, at value (cost $149,190)	149,691
Receivables:
Fund shares sold	5,896,777
Investments sold	619,437
Dividends	565,301
Foreign tax reclaims	45,291
Reimbursement from investment adviser	31,090
Other assets	39,449
Total assets	158,151,069

Liabilities:

Payables:
Investments purchased	167,920
Management fees	112,617
Fund shares redeemed	12,967
Distribution and Service fees and Transfer Agency fees	4,952
Accrued expenses	111,097
Total liabilities	409,553

Net Assets:
Paid-in capital	144,154,381
Total distributable earnings	13,587,135
NET ASSETS	$157,741,516
Net Assets:
Class A	$456,968
Class C	1,016,504
Institutional	5,041,273
Investor	176,494
Class R6	147,438,943
Class R	30,458
Class P	3,580,876
Total Net Assets	$157,741,516
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	40,324
Class C	90,278
Institutional	443,961
Investor	15,567
Class R6	13,009,958
Class R	2,688
Class P	316,317
Net asset value, offering and redemption price per share:(a)
Class A	$11.33
Class C	11.26
Institutional	11.36
Investor	11.34
Class R6	11.33
Class R	11.33
Class P	11.32

(a)	Maximum public offering price per share for Class A Shares is $11.99. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $182,064)	$1,929,113

Dividends — affiliated issuers	8,275

Total investment income	1,937,388

Expenses:

Management fees	733,735

Registration fees	59,019

Professional fees	56,369

Custody, accounting and administrative services	39,270

Transfer Agency fees(a)	26,408

Printing and mailing costs	22,288

Trustee fees	9,408

Distribution and Service fees(a)	8,955

Other	8,274

Total expenses	963,726

Less — expense reductions	(152,721)

Net expenses	811,005

NET INVESTMENT INCOME	1,126,383

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(741,017)

Foreign currency transactions	(2,795)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(17,218,483)

Foreign currency translations	(7,597)

Net realized and unrealized loss	(17,969,892)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,843,509)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$730	$8,148	$77	$496	$1,385	$293	$371	$23,268	$26	$569

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$1,126,383	$3,854,390

Net realized gain (loss)	(743,812)	4,781,394

Net change in unrealized gain (loss)	(17,226,080)	46,866,709

Net increase (decrease) in net assets resulting from operations	(16,843,509)	55,502,493

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,780)	(20,091)

Class C Shares	(3,598)	(27,010)

Institutional Shares	(34,667)	(20,186)

Investor Shares	(1,132)	(12,761)

Class R6 Shares	(1,193,196)	(3,816,226)

Class R Shares	(161)	(454)

Class P Shares	(30,187)	(63,205)

From return of capital:

Class A Shares	—	(2,714)

Class C Shares	—	(3,648)

Institutional Shares	—	(2,727)

Investor Shares	—	(1,724)

Class R6 Shares	—	(515,445)

Class R Shares	—	(61)

Class P Shares	—	(8,537)

Total distributions to shareholders	(1,265,721)	(4,494,789)

From share transactions:

Proceeds from sales of shares	18,059,770	20,968,802

Reinvestment of distributions	1,265,720	4,494,560

Cost of shares redeemed	(40,360,675)	(69,969,887)
Net decrease in net assets resulting from share transactions	(21,035,185)	(44,506,525)
TOTAL INCREASE (DECREASE)	(39,144,415)	6,501,179

Net assets:
Beginning of period	196,885,931	190,384,752

End of period	$157,741,516	$196,885,931

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.47		$9.68	$10.85	$9.89		$10.00

Net investment income(b)	0.06		0.18	0.19	0.22	(c)	0.06

Net realized and unrealized gain (loss)	(1.13)		2.83	(1.19)	0.99		0.01

Total from investment operations	(1.07)		3.01	(1.00)	1.21		0.07

Distributions to shareholders from net investment income	(0.07)		(0.19)	(0.17)	(0.20)		(0.05)

Distributions to shareholders from net realized gains	—		—	—	(0.05)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	—	—	(d)	(0.01)

Total distributions	(0.07)		(0.22)	(0.17)	(0.25)		(0.18)

Net asset value, end of period	$11.33		$12.47	$9.68	$10.85		$9.89

Total Return(e)	(8.50)%		31.22%	(9.31)%	12.29%		0.69%

Net assets, end of period (in 000’s)	$457		$782	$1,376	$40		$25

Ratio of net expenses to average net assets	1.34	%(f)	1.36%	1.38%	1.38%		1.40	%(f)

Ratio of total expenses to average net assets	1.55	%(f)	1.51%	1.51%	6.20%		15.63	%(f)

Ratio of net investment income to average net assets	1.06	%(f)	1.53%	1.83%	2.04	%(c)	1.19	%(f)

Portfolio turnover rate(g)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.41		$9.65	$10.84	$9.88		$10.00

Net investment income(b)	0.02		0.11	0.10	0.13	(c)	0.02

Net realized and unrealized gain (loss)	(1.13)		2.80	(1.17)	1.00		0.01

Total from investment operations	(1.11)		2.91	(1.07)	1.13		0.03

Distributions to shareholders from net investment income	(0.04)		(0.13)	(0.12)	(0.14)		(0.02)

Distributions to shareholders from net realized gains	—		—	—	(0.03)		(0.12)

Distributions to shareholders from return of capital	—		(0.02)	—	—	(d)	(0.01)

Total distributions	(0.04)		(0.15)	(0.12)	(0.17)		(0.15)

Net asset value, end of period	$11.26		$12.41	$9.65	$10.84		$9.88

Total Return(e)	(8.94)%		30.31%	(9.96)%	11.46%		0.30%

Net assets, end of period (in 000’s)	$1,017		$2,607	$1,383	$57		$51

Ratio of net expenses to average net assets	2.09	%(f)	2.11%	2.13%	2.14%		2.14	%(f)

Ratio of total expenses to average net assets	2.30	%(f)	2.26%	2.26%	7.06%		16.73	%(f)

Ratio of net investment income to average net assets	0.34	%(f)	1.01%	1.00%	1.24	%(c)	0.46	%(f)

Portfolio turnover rate(g)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.50		$9.71	$10.85	$9.89		$10.00

Net investment income(b)	0.13		0.19	0.06	0.29	(c)	0.08

Net realized and unrealized gain (loss)	(1.18)		2.87	(1.02)	0.96		0.01

Total from investment operations	(1.05)		3.06	(0.96)	1.25		0.09

Distributions to shareholders from net investment income	(0.09)		(0.24)	(0.18)	(0.20)		(0.07)

Distributions to shareholders from net realized gains	—		—	—	(0.08)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.01)		(0.01)

Total distributions	(0.09)		(0.27)	(0.18)	(0.29)		(0.20)

Net asset value, end of period	$11.36		$12.50	$9.71	$10.85		$9.89

Total Return(d)	(8.34)%		31.66%	(8.89)%	12.72%		0.89%

Net assets, end of period (in 000’s)	$5,041		$1,264	$1,737	$222,546		$2,906

Ratio of net expenses to average net assets	0.99	%(e)	1.00%	0.99%	0.99%		0.99	%(e)

Ratio of total expenses to average net assets	1.19	%(e)	1.13%	1.06%	1.29%		15.23	%(e)

Ratio of net investment income to average net assets	2.26	%(e)	1.70%	0.54%	2.65	%(c)	1.59	%(e)

Portfolio turnover rate(f)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.47		$9.68	$10.85	$9.89		$10.00

Net investment income(b)	0.04		0.22	0.20	0.24	(c)	0.08

Net realized and unrealized gain (loss)	(1.10)		2.82	(1.18)	0.99		—	(d)

Total from investment operations	(1.06)		3.04	(0.98)	1.23		0.08

Distributions to shareholders from net investment income	(0.07)		(0.22)	(0.19)	(0.21)		(0.06)

Distributions to shareholders from net realized gains	—		—	—	(0.05)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.01)		(0.01)

Total distributions	(0.07)		(0.25)	(0.19)	(0.27)		(0.19)

Net asset value, end of period	$11.34		$12.47	$9.68	$10.85		$9.89

Total Return(e)	(8.46)%		31.49%	(9.00)%	12.56%		0.91%

Net assets, end of period (in 000’s)	$177		$929	$279	$28		$25

Ratio of net expenses to average net assets	1.09	%(f)	1.10%	1.13%	1.14%		0.95	%(f)

Ratio of total expenses to average net assets	1.28	%(f)	1.26%	1.25%	6.05%		15.19	%(f)

Ratio of net investment income to average net assets	0.71	%(f)	1.96%	1.95%	2.23	%(c)	1.63	%(f)

Portfolio turnover rate(g)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.47		$9.69	$10.85	$9.89		$10.00

Net investment income(b)	0.08		0.23	0.22	0.26	(c)	0.09

Net realized and unrealized gain (loss)	(1.13)		2.82	(1.18)	0.99		—	(d)

Total from investment operations	(1.05)		3.05	(0.96)	1.25		0.09

Distributions to shareholders from net investment income	(0.09)		(0.24)	(0.20)	(0.22)		(0.07)

Distributions to shareholders from net realized gains	—		—	—	(0.06)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.01)		(0.01)

Total distributions	(0.09)		(0.27)	(0.20)	(0.29)		(0.20)

Net asset value, end of period	$11.33		$12.47	$9.69	$10.85		$9.89

Total Return(e)	(8.37)%		31.63%	(8.88)%	12.74%		0.56%

Net assets, end of period (in 000’s)	$147,439		$187,335	$183,306	$28		$25

Ratio of net expenses to average net assets	0.98	%(f)	0.99%	0.98%	0.97%		1.65	%(f)

Ratio of total expenses to average net assets	1.17	%(f)	1.11%	1.10%	5.88%		15.88	%(f)

Ratio of net investment income to average net assets	1.39	%(f)	1.94%	2.17%	2.40	%(c)	0.93	%(f)

Portfolio turnover rate(g)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.48		$9.69	$10.85	$9.89		$10.00

Net investment income (loss)(b)	0.06		0.16	0.14	0.18	(c)	0.05

Net realized and unrealized gain (loss)	(1.15)		2.82	(1.16)	1.00		0.01

Total from investment operations	(1.09)		2.98	(1.02)	1.18		0.06

Distributions to shareholders from net investment income	(0.06)		(0.17)	(0.14)	(0.18)		(0.04)

Distributions to shareholders from net realized gains	—		—	—	(0.04)		(0.12)

Distributions to shareholders from return of capital	—		(0.02)	—	—	(d)	(0.01)

Total distributions	(0.06)		(0.19)	(0.14)	(0.22)		(0.17)

Net asset value, end of period	$11.33		$12.48	$9.69	$10.85		$9.89

Total Return(e)	(8.73)%		30.94%	(9.49)%	12.00%		0.82%

Net assets, end of period (in 000’s)	$30		$33	$25	$28		$25

Ratio of net expenses to average net assets	1.59	%(f)	1.61%	1.63%	1.64%		1.15	%(f)

Ratio of total expenses to average net assets	1.82	%(f)	1.77%	1.75%	6.55%		15.38	%(f)

Ratio of net investment income (loss) to average net assets	1.03	%(f)	1.42%	1.30%	1.74	%(c)	1.44	%(f)

Portfolio turnover rate(g)	26%		39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$12.47		$9.68	$10.47

Net investment income(b)	0.08		0.23	0.12

Net realized and unrealized gain (loss)	(1.14)		2.83	(0.73)

Total from investment operations	(1.06)		3.06	(0.61)

Distributions to shareholders from net investment income	(0.09)		(0.24)	(0.18)

Distributions to shareholders from return of capital	—		(0.03)	—

Total distributions	(0.09)		(0.27)	(0.18)

Net asset value, end of period	$11.32		$12.47	$9.68

Total Return(c)	(8.37)%		31.77%	(5.91)%

Net assets, end of period (in 000’s)	$3,581		$3,936	$2,278

Ratio of net expenses to average net assets	0.98	%(d)	0.99%	0.98	%(d)

Ratio of total expenses to average net assets	1.17	%(d)	1.12%	1.14	%(d)

Ratio of net investment income to average net assets	1.44	%(d)	1.99%	1.68	%(d)

Portfolio turnover rate(e)	26%		39%	67%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Global Infrastructure Fund (the “Fund”) is a non-diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. Net investment income distributions are declared and paid quarterly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

16

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

17

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2020:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$8,182,036	$—

Europe	2,588,290	32,117,565	—

North America	95,524,901	—	—

Oceania	—	7,545,216	—

Investment Company	4,523,697	—	—

Total	$102,636,888	$47,844,817	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate						Effective Net Management Rate*
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

*	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended June 30, 2020, GSAM waived $1,743 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plans Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plans	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020, Goldman Sachs retained $390 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for this Fund.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Effective April 29, 2020, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.02% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund through April 29, 2021. Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees. Prior to April 29, 2020, Goldman Sachs waived a portion of its transfer agency fee equal to 0.03% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.054%. This Other Expense limitation will remain in place through at least April 30, 2021 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
$1,743	$373	$150,605	$152,721

G.  Line of Credit Facility — As of June 30, 2020, the Fund participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Fund did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended June 30, 2020:

Underlying Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020	Shares as of June 30, 2020	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,897,089	$36,608,556	$(33,981,948)	$4,523,697	4,523,697	$8,275

As of June 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of approximately the following percentages with respect to each share class of the Fund (as applicable):

	Percentage of Share Class owned by Goldman Sachs, Inc.
Fund	Institutional	Investor	Class R
Global Infrastructure Fund	8%	18%	100%

As of June 30, 2020, the following Goldman Sachs Fund of Funds Portfolios and Goldman Sachs Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Enhanced Dividend Global Equity	Goldman Sachs Tax-Advantaged Global Equity	Goldman Sachs Satellite Strategies	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth Strategy	Goldman Sachs Growth and Income Strategy	Goldman Sachs Balanced Strategy
Global Infrastructure Fund	6%	36%	17%	8%	10%	10%	6%

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were $42,261,719 and $71,850,402.

6. TAX INFORMATION

As of December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(2,023,722)
Perpetual Long-Term	—
Total Capital loss carryforwards	$(2,023,722)

As of June 30, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$133,987,766
Gross unrealized gain	26,620,673
Gross unrealized loss	(10,126,734)
Net unrealized gains (losses) on securities	$16,493,939

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/ or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

7. OTHER RISKS (continued)

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,811	$170,792	22,343	$256,447
Reinvestment of distributions	250	2,779	1,962	22,805
Shares redeemed	(38,417)	(457,486)	(103,775)	(1,214,946)
	(22,356)	(283,915)	(79,470)	(935,694)
Class C Shares
Shares sold	1,985	22,098	87,858	984,673
Reinvestment of distributions	323	3,598	2,621	30,658
Shares redeemed	(122,174)	(1,488,010)	(23,685)	(281,848)
	(119,866)	(1,462,314)	66,794	733,483
Institutional Shares
Shares sold	404,599	4,704,427	64,277	731,681
Reinvestment of distributions	3,101	34,667	1,912	22,684
Shares redeemed	(64,818)	(716,150)	(144,031)	(1,440,884)
	342,882	4,022,944	(77,842)	(686,519)
Investor Shares
Shares sold	9,421	111,140	44,811	520,476
Reinvestment of distributions	101	1,132	1,223	14,485
Shares redeemed	(68,434)	(836,813)	(329)	(3,972)
	(58,912)	(724,541)	45,705	530,989
Class R6 Shares
Shares sold	1,063,797	12,600,313	1,561,568	17,479,495
Reinvestment of distributions	108,296	1,193,196	369,241	4,331,671
Shares redeemed	(3,179,309)	(36,451,075)	(5,840,148)	(66,907,233)
	(2,007,216)	(22,657,566)	(3,909,339)	(45,096,067)
Class R Shares
Reinvestment of distributions	14	161	44	515
	14	161	44	515
Class P Shares
Shares sold	35,111	451,000	85,018	996,030
Reinvestment of distributions	2,740	30,187	6,083	71,742
Shares redeemed	(37,286)	(411,141)	(10,754)	(121,004)
	565	70,046	80,347	946,768

NET DECREASE	(1,864,889)	$(21,035,185)	(3,873,761)	$(44,506,525)

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Liquidity Risk Management Program

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Infrastructure Fund
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6 /30/20		Expenses Paid for the 6 months ended 6/30/20*
Class A
Actual	$1,000.00	$915.04		$6.38
Hypothetical 5% return	1,000.00	1,018.20	+	6.72
Class C
Actual	1,000.00	910.59		9.93
Hypothetical 5% return	1,000.00	1,014.47	+	10.47
Institutional
Actual	1,000.00	916.56		4.72
Hypothetical 5% return	1,000.00	1,019.94	+	4.97
Investor
Actual	1,000.00	915.36		5.19
Hypothetical 5% return	1,000.00	1,019.44	+	5.47
Class R6
Actual	1,000.00	916.33		4.67
Hypothetical 5% return	1,000.00	1,019.99	+	4.92
Class R
Actual	1,000.00	912.74		7.56
Hypothetical 5% return	1,000.00	1,016.96	+	7.97
Class P
Actual	1,000.00	916.33		4.67
Hypothethical 5% return	1,000.00	1,019.99	+	4.92

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	1.34%	2.09%	0.99%	1.09%	0.98%	1.59%	0.98%

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

27

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of March 31, 2020. The information on the Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Fund that would have the effect of increasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

28

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	0.90%

Next $1 billion	0.81

Next $3 billion	0.77

Next $3 billion	0.75

Over $8 billion	0.74

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; the transfer agent’s undertaking to waive certain fees and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (i) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

29

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2021.

30

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The report concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211771-OTU-1242625 GBLINFRASAR-20

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Real Estate Securities Funds
Global Real Estate Securities
International Real Estate Securities
Real Estate Securities

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Real Estate Securities Funds

∎	GLOBAL REAL ESTATE SECURITIES

∎	INTERNATIONAL REAL ESTATE SECURITIES

∎	REAL ESTATE SECURITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Real Estate Securities Funds

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

1

FUND BASICS

Global Real Estate Securities Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	FTSE EPRA Nareit Developed Index (Net, USD, Unhedged)[2]

Class A	-18.29%	-21.28%
Class C	-18.61	-21.28
Institutional	-18.05	-21.28
Investor	-18.14	-21.28
Class R6	-18.08	-21.28
Class R	-18.38	-21.28
Class P	-18.18	-21.28

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The FTSE EPRA Nareit Developed Index (Net, USD, Unhedged) is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[3]

Holding	% of Net Assets	Subsectors	Country

Prologis, Inc. (REIT)	6.0%	Industrial	United States
Vonovia SE	3.6	Real Estate Operating Companies	Germany
Equinix, Inc. (REIT)	2.9	Specialized	United States
Goodman Group (REIT)	2.5	Industrial	Australia
Alexandria Real Estate Equities, Inc. (REIT)	2.2	Office	United States
Link REIT (REIT)	2.1	Retail	Hong Kong
Mitsubishi Estate Co. Ltd.	2.1	Diversified	Japan
Essex Property Trust, Inc. (REIT)	2.0	Residential	United States
Camden Property Trust (REIT)	1.9	Residential	United States
Invitation Homes, Inc. (REIT)	1.9	Residential	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

2

FUND BASICS

FUND VS. BENCHMARK COUNTRY ALLOCATION[4]

As of June 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall country allocations may differ from percentages contained in the graph above. The percentage shown for each country reflects the value of investments in that country as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

International Real Estate Securities Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	FTSE EPRA Nareit Developed Ex US Real Estate Index (Net, USD, Unhedged)[2]

Class A	-16.80%	-21.49%
Class C	-17.20	-21.49
Institutional	-16.75	-21.49
Investor	-16.83	-21.49
Class R6	-16.75	-21.49
Class P	-16.64	-21.49

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The FTSE EPRA Nareit Developed Ex US Real Estate Index (Net, USD, Unhedged) is a subset of the FTSE EPRA Nareit Developed Index and is designed to track the performance of listed real estate companies and REITS. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[3],[4]

Holding	% of Total Net Assets	Line of Business	Country

Vonovia SE	8.4%	Real Estate Operating Companies	Germany
Mitsubishi Estate Co. Ltd.	5.1	Diversified	Japan
Goodman Group (REIT)	4.3	Industrial	Australia
Link REIT (REIT)	3.9	Retail	Hong Kong
CK Asset Holdings Ltd.	3.8	Real Estate Development	Hong Kong
Sun Hung Kai Properties Ltd.	3.3	Diversified	Hong Kong
Sumitomo Realty & Development Co. Ltd.	3.3	Diversified	Japan
Segro plc (REIT)	3.1	Industrial	United Kingdom
Gecina SA (REIT)	2.7	Diversified	France
Nippon Prologis REIT, Inc. (REIT)	2.6	Industrial	Japan

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The Fund’s overall top ten holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund) which represents 2.9% of the Fund’s net assets as of June 30, 2020.

4

FUND BASICS

FUND VS. BENCHMARK COUNTRY ALLOCATION[5]

As of June 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall country allocations may differ from percentages contained in the graph above. The graph categorizes investments’ country of domicile as reported by Bloomberg; however, the country/grouping classifications used by the portfolio management team may differ from Bloomberg. The percentage shown for each country reflects the value of investments in that category as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Real Estate Securities Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	Wilshire U.S. Real Estate Securities Index[2]

Class A	-17.33%	-17.89%
Class C	-17.69	-17.89
Institutional	-17.26	-17.89
Service	-17.44	-17.89
Investor	-17.32	-17.89
Class R6	-17.26	-17.89
Class R	-17.47	-17.89
Class P	-17.20	-17.89

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Wilshire U.S. Real Estate Securities Index is an unmanaged market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies. The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[3]

Holding	% of Total Net Assets	Subsectors

Prologis, Inc. (REIT)	11.2%	Industrial
Equinix, Inc. (REIT)	11.2	Specialized
Alexandria Real Estate Equities, Inc. (REIT)	4.5	Office
Essex Property Trust, Inc. (REIT)	3.7	Residential
AvalonBay Communities, Inc. (REIT)	3.3	Residential
Healthpeak Properties, Inc. (REIT)	3.3	Health Care
Sun Communities, Inc. (REIT)	3.3	Residential
Duke Realty Corp. (REIT)	3.2	Industrial
Equity LifeStyle Properties, Inc. (REIT)	3.1	Residential
Extra Space Storage, Inc. (REIT)	3.0	Specialized

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.4%
Australia – 5.4%
865,817	Centuria Industrial REIT (REIT) (Industrial)	$1,904,043
432,826	Goodman Group (REIT) (Industrial)	4,465,999
1,030,214	Ingenia Communities Group (REIT) (Residential)	3,220,470

		9,590,512

Belgium – 1.0%
62,224	Warehouses De Pauw CVA (REIT) (Industrial)	1,709,483

Canada – 2.7%
54,573	Allied Properties REIT (REIT) (Office)	1,646,516
35,170	Canadian Apartment Properties REIT (REIT) (Residential)	1,258,773
62,330	Chartwell Retirement Residences (Health Care)	430,194
160,464	Summit Industrial Income REIT (REIT) (Industrial)	1,353,354

		4,688,837

France – 1.2%
17,719	Gecina SA (REIT) (Diversified)	2,188,424

Germany – 6.2%
128,650	alstria office REIT-AG (REIT) (Office)	1,914,724
41,672	Deutsche Wohnen SE (Real Estate Operating Companies)	1,872,557
38,844	Instone Real Estate Group AG (Real Estate Development)*(a)	842,756
103,372	Vonovia SE (Real Estate Operating Companies)	6,318,414

		10,948,451

Hong Kong – 5.1%
375,500	CK Asset Holdings Ltd. (Real Estate Development)	2,251,796
460,100	Link REIT (REIT) (Retail)	3,777,498
110,000	Sun Hung Kai Properties Ltd. (Diversified)	1,405,277
603,400	Swire Properties Ltd. (Real Estate Operating Companies)	1,540,582

		8,975,153

Ireland – 1.1%
240,261	Dalata Hotel Group plc (Hotel)	771,237
871,013	Hibernia REIT plc (REIT) (Office)	1,099,660

		1,870,897

Japan – 10.5%
354	Activia Properties, Inc. (REIT) (Diversified)	1,226,654
1,732	Daiwa Securities Living Investments Corp. (REIT) (Residential)	1,613,053

Common Stocks – (continued)
Japan – (continued)
1,955	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	2,020,012
34,400	Kyoritsu Maintenance Co. Ltd. (Hotel)	1,176,845
251,900	Mitsubishi Estate Co. Ltd. (Diversified)	3,753,768
449	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	2,007,531
1,070	Nippon Prologis REIT, Inc. (REIT) (Industrial)	3,251,339
1,799	Sankei Real Estate, Inc. (REIT) (Office)	1,569,590
73,100	Sumitomo Realty & Development Co. Ltd. (Diversified)	2,017,756

		18,636,548

Norway – 0.9%
129,845	Entra ASA (Real Estate Operating Companies)(a)	1,664,440

Singapore – 3.9%
2,366,800	Ascendas India Trust (REIT) (Real Estate Operating Companies)	2,295,045
543,600	CapitaLand Ltd. (Diversified)*	1,148,434
1,473,700	Elite Commercial REIT (REIT) (Diversified)*	1,241,722
1,227,700	Keppel DC REIT (REIT) (Specialized)	2,248,320

		6,933,521

Spain – 1.5%
40,238	Aedas Homes SA (Real Estate Development)*(a)	729,648
15,551	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	949,820
126,338	Merlin Properties Socimi SA (REIT) (Diversified)	1,052,807

		2,732,275

Sweden – 1.4%
135,315	Castellum AB (Real Estate Operating Companies)	2,535,524

United Kingdom – 4.6%
97,865	Big Yellow Group plc (REIT) (Specialized)	1,218,167
39,257	Derwent London plc (REIT) (Office)	1,350,394
259,876	Segro plc (REIT) (Industrial)	2,874,223
1,158,664	Tritax EuroBox plc (Diversified)(a)	1,386,910
110,577	UNITE Group plc (The) (REIT) (Residential)	1,287,613

		8,117,307

United States – 49.9%
23,620	Alexandria Real Estate Equities, Inc. (REIT) (Office)	3,832,345
11,998	American Tower Corp. (REIT) (Specialized)	3,101,963

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
47,456	Americold Realty Trust (REIT) (Industrial)	$1,722,653
18,292	AvalonBay Communities, Inc. (REIT) (Residential)	2,828,675
11,404	Boston Properties, Inc. (REIT) (Office)	1,030,694
37,201	Camden Property Trust (REIT) (Residential)	3,393,475
120,636	Columbia Property Trust, Inc. (REIT) (Office)	1,585,157
9,583	CoreSite Realty Corp. (REIT) (Specialized)	1,160,118
67,663	CubeSmart (REIT) (Specialized)	1,826,224
58,829	Cushman & Wakefield plc (Real Estate Services)*	733,009
34,485	CyrusOne, Inc. (REIT) (Specialized)	2,508,784
5,523	Digital Realty Trust, Inc. (REIT) (Specialized)	784,874
85,858	Duke Realty Corp. (REIT) (Industrial)	3,038,515
7,307	Equinix, Inc. (REIT) (Specialized)	5,131,706
38,311	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,393,671
34,040	Equity Residential (REIT) (Residential)	2,002,233
15,162	Essex Property Trust, Inc. (REIT) (Residential)	3,474,676
27,853	Extra Space Storage, Inc. (REIT) (Specialized)	2,572,782
14,095	Federal Realty Investment Trust (REIT) (Retail)	1,201,035
45,444	Healthcare Realty Trust, Inc. (REIT) (Health Care)	1,331,055
112,971	Healthpeak Properties, Inc. (REIT) (Health Care)	3,113,481
103,514	Host Hotels & Resorts, Inc. (REIT) (Hotel)	1,116,916
68,286	Hudson Pacific Properties, Inc. (REIT) (Office)	1,718,076
120,010	Invitation Homes, Inc. (REIT) (Residential)	3,303,875
22,915	Kilroy Realty Corp. (REIT) (Office)	1,345,110
19,113	Life Storage, Inc. (REIT) (Specialized)	1,814,779
44,484	Pebblebrook Hotel Trust (REIT) (Hotel)	607,651
39,420	Physicians Realty Trust (REIT) (Health Care)	690,638
113,950	Prologis, Inc. (REIT) (Industrial)	10,634,953
4,591	Public Storage (REIT) (Specialized)	880,967
27,739	Realty Income Corp. (REIT) (Retail)	1,650,471
30,371	Regency Centers Corp. (REIT) (Retail)	1,393,725
109,542	RLJ Lodging Trust (REIT) (Hotel)	1,034,076
15,952	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	551,939
26,935	Simon Property Group, Inc. (REIT) (Retail)	1,841,815
70,223	STORE Capital Corp. (REIT) (Diversified)	1,672,010
18,222	Sun Communities, Inc. (REIT) (Residential)	2,472,361

Common Stocks – (continued)
United States – (continued)
23,620	Terreno Realty Corp. (REIT) (Industrial)	1,243,357
67,323	Urban Edge Properties (REIT) (Retail)	799,124
37,723	Ventas, Inc. (REIT) (Health Care)	1,381,416
42,089	Vornado Realty Trust (REIT) (Office)	1,608,221
22,432	Welltower, Inc. (REIT) (Health Care)	1,160,856
12,915	WP Carey, Inc. (REIT) (Diversified)	873,700

		88,563,161

TOTAL COMMON STOCKS
(Cost $163,635,784)		$169,154,533

Shares	Dividend Rate	Value

Investment Company(b) – 1.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,635,819	0.155%	$2,635,819
(Cost $2,635,819)

TOTAL INVESTMENTS – 96.9%
(Cost $166,271,603)		$171,790,352

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		5,548,151

NET ASSETS – 100.0%		$177,338,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Australia – 9.1%
458,951	Centuria Industrial REIT (REIT) (Industrial)	$1,009,292
224,518	Goodman Group (REIT) (Industrial)	2,316,629
408,380	Ingenia Communities Group (REIT) (Residential)	1,276,604
188,281	Mirvac Group (REIT) (Diversified)	284,418

		4,886,943

Belgium – 1.3%
25,939	Warehouses De Pauw CVA (REIT) (Industrial)	712,624

Canada – 5.9%
39,043	Allied Properties REIT (REIT) (Office)	1,177,962
22,474	Canadian Apartment Properties REIT (REIT) (Residential)	804,369
39,833	Chartwell Retirement Residences (Health Care)	274,923
111,749	Summit Industrial Income REIT (REIT) (Industrial)	942,491

		3,199,745

France – 3.7%
11,914	Gecina SA (REIT) (Diversified)	1,471,465
13,878	Klepierre SA (REIT) (Retail)	277,405
4,051	Unibail-Rodamco-Westfield (REIT) (Retail)	228,342

		1,977,212

Germany – 12.3%
47,740	alstria office REIT-AG (REIT) (Office)	710,524
24,414	Deutsche Wohnen SE (Real Estate Operating Companies)	1,097,058
11,718	Instone Real Estate Group AG (Real Estate Development)*(a)	254,233
74,421	Vonovia SE (Real Estate Operating Companies)	4,548,840

		6,610,655

Hong Kong – 12.4%
337,500	CK Asset Holdings Ltd. (Real Estate Development)	2,023,918
257,300	Link REIT (REIT) (Retail)	2,112,476
140,975	Sun Hung Kai Properties Ltd. (Diversified)	1,800,990
290,400	Swire Properties Ltd. (Real Estate Operating Companies)	741,440

		6,678,824

Ireland – 1.1%
73,249	Dalata Hotel Group plc (Hotel)	235,129
304,385	Hibernia REIT plc (REIT) (Office)	384,288

		619,417

Japan – 24.4%
296	Activia Properties, Inc. (REIT) (Diversified)	1,025,677

Common Stocks – (continued)
Japan – (continued)
810	Daiwa Securities Living Investments Corp. (REIT) (Residential)	754,372
623	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	643,718
973	GLP J-REIT (REIT) (Industrial)	1,406,034
13,300	Kyoritsu Maintenance Co. Ltd. (Hotel)	455,001
182,700	Mitsubishi Estate Co. Ltd. (Diversified)	2,722,562
66,000	Mitsui Fudosan Co. Ltd. (Diversified)	1,172,472
178	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	795,859
468	Nippon Prologis REIT, Inc. (REIT) (Industrial)	1,422,081
1,110	Sankei Real Estate, Inc. (REIT) (Office)	968,452
65,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,794,174

		13,160,402

Norway – 1.5%
63,032	Entra ASA (Real Estate Operating Companies)(a)	807,986

Singapore – 6.4%
1,061,900	Ascendas India Trust (REIT) (Real Estate Operating Companies)	1,029,706
149,200	Ascendas REIT (REIT) (Industrial)	342,326
325,700	CapitaLand Ltd. (Diversified)*	688,089
613,800	Elite Commercial REIT (REIT) (Diversified)*	517,181
462,300	Keppel DC REIT (REIT) (Specialized)	846,622

		3,423,924

Spain – 2.0%
14,747	Aedas Homes SA (Real Estate Development)*(a)	267,412
5,085	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	310,580
63,316	Merlin Properties Socimi SA (REIT) (Diversified)	527,629

		1,105,621

Sweden – 2.6%
74,990	Castellum AB (Real Estate Operating Companies)	1,405,158

Switzerland – 2.4%
11,317	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,274,699

United Kingdom – 11.3%
75,291	Big Yellow Group plc (REIT) (Specialized)	937,179
33,938	Derwent London plc (REIT) (Office)	1,167,427
149,715	Segro plc (REIT) (Industrial)	1,655,845
246,216	Tritax Big Box REIT plc (REIT) (Industrial)	442,337
529,930	Tritax EuroBox plc (Diversified)(a)	634,321

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
105,776	UNITE Group plc (The) (REIT) (Residential)	$1,231,708

		6,068,817

TOTAL COMMON STOCKS
(Cost $56,776,697)		$51,932,027

Shares	Dividend Rate	Value

Investment Company(b) – 2.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,553,212	0.155%	$1,553,212
(Cost $1,553,212)

TOTAL INVESTMENTS – 99.3%
(Cost $58,329,909)		$53,485,239

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		399,568

NET ASSETS – 100.0%		$53,884,807

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Diversified – 1.7%
37,005	STORE Capital Corp. (REIT)	$881,089
17,667	WP Carey, Inc. (REIT)	1,195,172

		2,076,261

Health Care – 9.3%
55,192	Healthcare Realty Trust, Inc. (REIT)	1,616,574
146,081	Healthpeak Properties, Inc. (REIT)	4,025,992
28,403	Physicians Realty Trust (REIT)	497,621
73,600	Ventas, Inc. (REIT)	2,695,232
48,504	Welltower, Inc. (REIT)	2,510,082

		11,345,501

Hotel – 3.6%
198,533	Host Hotels & Resorts, Inc. (REIT)	2,142,171
132,488	RLJ Lodging Trust (REIT)	1,250,687
27,933	Ryman Hospitality Properties, Inc. (REIT)	966,482

		4,359,340

Industrial – 16.4%
35,539	Americold Realty Trust (REIT)	1,290,066
111,894	Duke Realty Corp. (REIT)	3,959,929
146,438	Prologis, Inc. (REIT)	13,667,058
21,361	Terreno Realty Corp. (REIT)	1,124,443

		20,041,496

Office – 13.4%
34,007	Alexandria Real Estate Equities, Inc. (REIT)	5,517,636
33,181	Boston Properties, Inc. (REIT)	2,998,899
123,589	Columbia Property Trust, Inc. (REIT)	1,623,959
93,417	Hudson Pacific Properties, Inc. (REIT)	2,350,372
32,103	Kilroy Realty Corp. (REIT)	1,884,446
55,499	Vornado Realty Trust (REIT)	2,120,617

		16,495,929

Residential – 20.5%
26,194	AvalonBay Communities, Inc. (REIT)	4,050,640
36,665	Camden Property Trust (REIT)	3,344,581
59,715	Equity LifeStyle Properties, Inc. (REIT)	3,730,993
36,666	Equity Residential (REIT)	2,156,694
19,675	Essex Property Trust, Inc. (REIT)	4,508,920
114,504	Invitation Homes, Inc. (REIT)	3,152,295
29,407	Sun Communities, Inc. (REIT)	3,989,942

		24,934,065

Retail – 6.4%
18,060	Federal Realty Investment Trust (REIT)	1,538,893
45,207	Regency Centers Corp. (REIT)	2,074,549
41,311	Simon Property Group, Inc. (REIT)	2,824,846
112,705	Urban Edge Properties (REIT)	1,337,808

		7,776,096

Specialized – 27.9%
9,587	American Tower Corp. (REIT)	2,478,623
13,646	CoreSite Realty Corp. (REIT)	1,651,985

90,166	CubeSmart (REIT)	2,433,580
37,691	CyrusOne, Inc. (REIT)	2,742,020
18,416	Digital Realty Trust, Inc. (REIT)	2,617,098
19,379	Equinix, Inc. (REIT)	13,609,872
39,446	Extra Space Storage, Inc. (REIT)	3,643,627
24,156	Life Storage, Inc. (REIT)	2,293,612
12,552	Public Storage (REIT)	2,408,603

		33,879,020

TOTAL INVESTMENTS – 99.2%
(Cost $98,116,217)		$120,907,708

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		975,209

NET ASSETS – 100.0%		$121,882,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund
Assets:
Investments in unaffiliated issuers, at value (cost $163,635,784, $56,776,697 and $98,116,217)	$169,154,533	$51,932,027	$120,907,708
Investments in affiliated issuers, at value (cost $2,635,819, $1,553,212 and $0)	2,635,819	1,553,212	—
Cash	606,107	49,779	74,435
Foreign currencies, at value (cost $73,503, $86,253 and $0)	73,302	85,625	—
Receivables:
Fund shares sold	4,287,157	10,357	109,730
Dividends	617,811	161,263	439,522
Foreign tax reclaims	164,422	92,573	—
Reimbursement from investment adviser	33,461	35,619	33,978
Investments sold	—	1,705,116	775,691
Other assets	94,714	58,854	73,829
Total assets	177,667,326	55,684,425	122,414,893

Liabilities:
Payables:
Management fees	133,545	42,888	89,086
Investments purchased	50,073	18,891	—
Fund shares redeemed	25,509	1,601,617	303,755
Distribution and Service fees and Transfer Agency fees	4,421	2,178	12,917
Accrued expenses	115,275	134,044	126,218
Total liabilities	328,823	1,799,618	531,976

Net Assets:
Paid-in capital	192,526,958	73,689,537	92,843,320
Total distributable earnings (loss)	(15,188,455)	(19,804,730)	29,039,597
NET ASSETS	$177,338,503	$53,884,807	$121,882,917
Net Assets:
Class A	$44,102	$2,049,742	$19,971,386
Class C	44,142	93,525	1,833,754
Institutional	1,857,158	5,475,006	21,849,590
Service	—	—	966,451
Investor	27,617	90,537	2,702,091
Class R6	147,164,631	10,401	810,424
Class R	26,958	—	870,874
Class P	28,173,895	46,165,596	72,878,347
Total Net Assets	$177,338,503	$53,884,807	$121,882,917
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	4,876	372,989	1,841,576
Class C	4,904	16,845	179,625
Institutional	205,514	1,033,266	1,933,255
Service	—	—	88,229
Investor	3,062	16,633	246,257
Class R6	16,318,851	1,964	71,705
Class R	2,991	—	81,394
Class P	3,125,702	8,732,443	6,452,278
Net asset value, offering and redemption price per share:(a)
Class A	$9.04	$5.50	$10.84
Class C	9.00	5.55	10.21
Institutional	9.04	5.30	11.30
Service	—	—	10.95
Investor	9.02	5.44	10.97
Class R6	9.02	5.30	11.30
Class R	9.01	—	10.70
Class P	9.01	5.29	11.29

(a)	Maximum public offering price per share for Class A Shares of the Global Real Estate Securities, International Real Estate Securities and Real Estate Securities Funds is $9.57, $5.82 and $11.47, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $99,696, $84,687 and $0)	$2,376,033	$838,323	$1,665,737

Dividends — affiliated issuers	12,915	4,579	2,635

Securities lending income — affiliated issuer	3,100	2,678	—

Total investment income	2,392,048	845,580	1,668,372

Expenses:

Management fees	881,484	300,874	584,157

Custody, accounting and administrative services	54,216	55,358	45,566

Professional fees	53,442	54,100	50,627

Registration fees	53,118	45,357	57,170

Transfer Agency fees(a)	28,642	11,568	41,972

Printing and mailing costs	22,258	16,456	23,005

Trustee fees	9,607	9,463	9,536

Distribution and Service fees(a)	408	3,494	41,266

Service share fees — Service and Shareholder Administration Plan	—	—	3,146

Other	12,369	26,899	17,092

Total expenses	1,115,544	523,569	873,537

Less — expense reductions	(203,646)	(207,502)	(201,999)

Net expenses	911,898	316,067	671,538

NET INVESTMENT INCOME	1,480,150	529,513	996,834

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(14,165,420)	(2,980,787)	6,732,132

Foreign currency transactions	(22,998)	11,766	—

Net change in unrealized loss on:

Investments — unaffiliated issuers	(28,281,804)	(11,914,133)	(33,740,781)

Foreign currency translation	(2,140)	(9,740)	—

Net realized and unrealized loss	(42,472,362)	(14,892,894)	(27,008,649)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,992,212)	$(14,363,381)	$(26,011,815)

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Real Estate Securities	$58	$280	$70	$39	$47	$379	N/A	$25	$23,235	$24	$4,893
International Real Estate Securities	2,899	595	N/A	1,971	101	1,170	N/A	81	2	N/A	8,243
Real Estate Securities	27,822	10,622	2,822	18,920	1,806	5,023	$252	3,220	130	959	11,662

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Real Estate Securities Fund		International Real Estate Securities Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$1,480,150	$4,892,864	$529,513	$1,773,253

Net realized gain (loss)	(14,188,418)	10,714,347	(2,969,021)	2,198,843

Net change in unrealized gain (loss)	(28,283,944)	42,541,227	(11,923,873)	12,860,539

Net increase (decrease) in net assets resulting from operations	(40,992,212)	58,148,438	(14,363,381)	16,832,635

Distributions to shareholders:

From distributable earnings:

Class A Shares	(290)	(8,437)	(15,238)	(183,401)

Class C Shares	(155)	(4,483)	(232)	(8,170)

Institutional Shares	(15,753)	(167,237)	(53,828)	(468,447)

Investor Shares	(216)	(2,592)	(806)	(7,508)

Class R6 Shares	(1,228,117)	(15,480,001)	(103)	(1,403)

Class R Shares	(144)	(2,388)	—	—

Class P Shares	(256,801)	(3,426,805)	(473,506)	(4,954,363)

Total distributions to shareholders	(1,501,476)	(19,091,943)	(543,713)	(5,623,292)

From share transactions:

Proceeds from sales of shares	29,673,621	16,341,265	14,259,482	3,018,061

Reinvestment of distributions	1,501,476	19,091,244	543,536	5,620,083

Cost of shares redeemed	(49,898,206)	(137,841,618)	(26,061,337)	(35,565,954)

Net decrease in net assets resulting from share transactions	(18,723,109)	(102,409,109)	(11,258,319)	(26,927,810)

TOTAL DECREASE	(61,216,797)	(63,352,614)	(26,165,413)	(15,718,467)

Net Assets:

Beginning of period	238,555,300	301,907,914	80,050,220	95,768,687

End of period	$177,338,503	$238,555,300	$53,884,807	$80,050,220

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets (continued)

	Real Estate Securities Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$996,834	$2,998,430

Net realized gain	6,732,132	18,432,828

Net change in unrealized gain (loss)	(33,740,781)	16,996,855

Net increase (decrease) in net assets resulting from operations	(26,011,815)	38,428,113

Distributions to shareholders:

From distributable earnings:

Class A Shares	(214,962)	(4,434,753)

Class C Shares	(14,067)	(465,177)

Institutional Shares	(276,746)	(4,792,454)

Service Shares	(11,150)	(276,914)

Investor Shares	(32,857)	(820,674)

Class R6 Shares	(9,977)	(149,539)

Class R Shares	(9,027)	(241,139)

Class P Shares	(879,698)	(14,663,341)

Total distributions to shareholders	(1,448,484)	(25,843,991)

From share transactions:

Proceeds from sales of shares	21,354,347	16,358,201

Reinvestment of distributions	1,421,924	25,157,239

Cost of shares redeemed	(31,773,124)	(58,110,627)

Net decrease in net assets resulting from share transactions	(8,996,853)	(16,595,187)

TOTAL DECREASE	(36,457,152)	(4,011,065)

Net Assets:

Beginning of period	158,340,069	162,351,134

End of period	$121,882,917	$158,340,069

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.14		$9.79	$10.64	$10.05	$10.44	$10.00

Net investment income(a)	0.06		0.17	0.19	0.21	0.17	0.05

Net realized and unrealized gain (loss)	(2.10)		2.01	(0.79)	0.63	(0.08)	0.52

Total from investment operations	(2.04)		2.18	(0.60)	0.84	0.09	0.57

Distributions to shareholders from net investment income	(0.06)		(0.53)	(0.20)	(0.25)	(0.29)	(0.12)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (b)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.02)	—

Total distributions	(0.06)		(0.83)	(0.25)	(0.25)	(0.48)	(0.13)

Net asset value, end of period	$9.04		$11.14	$9.79	$10.64	$10.05	$10.44

Total return(c)	(18.29)%		22.47%	(5.77)%	8.50%	0.82%	5.71%

Net assets, end of period (in 000s)	$44		$54	$905	$1,768	$32	$26

Ratio of net expenses to average net assets	1.35	%(d)	1.36%	1.37%	1.39%	1.44%	1.40	%(d)

Ratio of total expenses to average net assets	1.57	%(d)	1.52%	1.52%	1.59%	4.34%	15.24	%(d)

Ratio of net investment income to average net assets	1.23	%(d)	1.55%	1.85%	2.03%	1.57%	1.43	%(d)

Portfolio turnover rate(e)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.09		$9.79	$10.64	$10.04	$10.43	$10.00

Net investment income(a)	0.02		0.11	0.12	0.12	0.10	0.02

Net realized and unrealized gain (loss)	(2.08)		1.98	(0.80)	0.65	(0.09)	0.52

Total from investment operations	(2.06)		2.09	(0.68)	0.77	0.01	0.54

Distributions to shareholders from net investment income	(0.03)		(0.49)	(0.12)	(0.17)	(0.21)	(0.10)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (b)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.02)	—

Total distributions	(0.03)		(0.79)	(0.17)	(0.17)	(0.40)	(0.11)

Net asset value, end of period	$9.00		$11.09	$9.79	$10.64	$10.04	$10.43

Total return(c)	(18.61)%		21.60%	(6.45)%	7.72%	0.11%	5.41%

Net assets, end of period (in 000s)	$44		$66	$27	$28	$36	$26

Ratio of net expenses to average net assets	2.10	%(d)	2.11%	2.12%	2.15%	2.15%	2.15	%(d)

Ratio of total expenses to average net assets	2.32	%(d)	2.29%	2.27%	2.79%	5.31%	16.01	%(d)

Ratio of net investment income to average net assets	0.47	%(d)	0.96%	1.20%	1.15%	0.93%	0.68	%(d)

Portfolio turnover rate(e)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.13		$9.82	$10.66	$10.06	$10.44	$10.00

Net investment income (loss)(a)	0.08		0.22	(0.03)	0.24	0.24	0.06

Net realized and unrealized gain (loss)	(2.09)		2.00	(0.54)	0.65	(0.10)	0.52

Total from investment operations	(2.01)		2.22	(0.57)	0.89	0.14	0.58

Distributions to shareholders from net investment income	(0.08)		(0.61)	(0.22)	(0.29)	(0.32)	(0.13)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (b)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.03)	—

Total distributions	(0.08)		(0.91)	(0.27)	(0.29)	(0.52)	(0.14)

Net asset value, end of period	$9.04		$11.13	$9.82	$10.66	$10.06	$10.44

Total return(c)	(18.05)%		22.91%	(5.41)%	8.96%	1.30%	5.81%

Net assets, end of period (in 000s)	$1,857		$2,131	$1,855	$338,527	$27,663	$3,043

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	1.00%	1.00%	1.00%	1.00	%(d)

Ratio of total expenses to average net assets	1.19	%(d)	1.15%	1.18%	1.24%	2.82%	14.86	%(d)

Ratio of net investment income (loss) to average net assets	1.64	%(d)	1.98%	(0.26)%	2.31%	2.23%	1.83	%(d)

Portfolio turnover rate(e)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.11		$9.80	$10.65	$10.05	$10.44	$10.00

Net investment income(b)	0.07		0.21	0.23	0.22	0.20	0.06

Net realized and unrealized gain (loss)	(2.09)		2.00	(0.81)	0.65	(0.09)	0.51

Total from investment operations	(2.02)		2.21	(0.58)	0.87	0.11	0.57

Distributions to shareholders from net investment income	(0.07)		(0.60)	(0.22)	(0.27)	(0.31)	(0.12)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (c)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.02)	—

Total distributions	(0.07)		(0.90)	(0.27)	(0.27)	(0.50)	(0.13)

Net asset value, end of period	$9.02		$11.11	$9.80	$10.65	$10.05	$10.44

Total return(d)	(18.14)%		22.79%	(5.50)%	8.80%	1.05%	5.78%

Net assets, end of period (in 000s)	$28		$34	$27	$29	$27	$26

Ratio of net expenses to average net assets	1.10	%(e)	1.11%	1.12%	1.15%	1.15%	1.15	%(e)

Ratio of total expenses to average net assets	1.32	%(e)	1.29%	1.27%	1.75%	4.22%	15.02	%(e)

Ratio of net investment income to average net assets	1.47	%(e)	1.85%	2.20%	2.13%	1.85%	1.68	%(e)

Portfolio turnover rate(f)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.11		$9.80	$10.66	$10.06	$10.44	$10.00

Net investment income(a)	0.07		0.21	0.29	0.24	0.21	0.06

Net realized and unrealized gain (loss)	(2.08)		2.01	(0.86)	0.65	(0.07)	0.52

Total from investment operations	(2.01)		2.22	(0.57)	0.89	0.14	0.58

Distributions to shareholders from net investment income	(0.08)		(0.61)	(0.24)	(0.29)	(0.33)	(0.13)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (b)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.02)	—

Total distributions	(0.08)		(0.91)	(0.29)	(0.29)	(0.52)	(0.14)

Net asset value, end of period	$9.02		$11.11	$9.80	$10.66	$10.06	$10.44

Total return(c)	(18.08)%		22.97%	(5.44)%	8.97%	1.31%	5.82%

Net assets, end of period (in 000s)	$147,165		$193,139	$259,662	$29	$27	$26

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.97%	0.99%	0.98%	0.97	%(d)

Ratio of total expenses to average net assets	1.18	%(d)	1.14%	1.11%	1.59%	4.05%	14.85	%(d)

Ratio of net investment income to average net assets	1.57	%(d)	1.90%	2.76%	2.29%	2.02%	1.85	%(d)

Portfolio turnover rate(e)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				August 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.10		$9.80	$10.65	$10.05	$10.44	$10.00

Net investment income(a)	0.05		0.15	0.18	0.17	0.14	0.04

Net realized and unrealized gain (loss)	(2.09)		1.99	(0.81)	0.65	(0.08)	0.52

Total from investment operations	(2.04)		2.14	(0.63)	0.82	0.06	0.56

Distributions to shareholders from net investment income	(0.05)		(0.54)	(0.17)	(0.22)	(0.26)	(0.11)

Distributions to shareholders from net realized gains	—		(0.30)	—	— (b)	(0.17)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.05)	—	(0.02)	—

Total distributions	(0.05)		(0.84)	(0.22)	(0.22)	(0.45)	(0.12)

Net asset value, end of period	$9.01		$11.10	$9.80	$10.65	$10.05	$10.44

Total return(c)	(18.38)%		22.10%	(5.97)%	8.26%	0.57%	5.65%

Net assets, end of period (in 000s)	$27		$33	$27	$29	$27	$26

Ratio of net expenses to average net assets	1.60	%(d)	1.61%	1.62%	1.65%	1.65%	1.65	%(d)

Ratio of total expenses to average net assets	1.82	%(d)	1.79%	1.77%	2.25%	4.73%	15.51	%(d)

Ratio of net investment income to average net assets	0.97	%(d)	1.35%	1.70%	1.63%	1.35%	1.18	%(d)

Portfolio turnover rate(e)	42%		42%	67%	58%	60%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$11.11		$9.80	$10.30

Net investment income(a)	0.07		0.22	0.23

Net realized and unrealized gain (loss)	(2.09)		2.01	(0.50)

Total from investment operations	(2.02)		2.23	(0.27)

Distributions to shareholders from net investment income	(0.08)		(0.62)	(0.18)

Distributions to shareholders from net realized gains	—		(0.30)	—

Distributions to shareholders from return of capital	—		—	(0.05)

Total distributions	(0.08)		(0.92)	(0.23)

Net asset value, end of period	$9.01		$11.11	$9.80

Total return(b)	(18.18)%		22.98%	(2.69)%

Net assets, end of period (in 000s)	$28,174		$43,099	$39,405

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.96	%(c)

Ratio of total expenses to average net assets	1.18	%(c)	1.14%	1.11	%(c)

Ratio of net investment income to average net assets	1.54	%(c)	1.98%	3.15	%(c)

Portfolio turnover rate(d)	42%		42%	67%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.66		$5.90	$6.48	$5.73	$6.09	$6.38

Net investment income(a)	0.04		0.11	0.13	0.12	0.12	0.10

Net realized and unrealized gain (loss)	(1.16)		1.08	(0.59)	0.89	(0.23)	(0.24)

Total from investment operations	(1.12)		1.19	(0.46)	1.01	(0.11)	(0.14)

Distributions to shareholders from net investment income	(0.04)		(0.43)	(0.12)	(0.26)	(0.25)	(0.15)

Net asset value, end of period	$5.50		$6.66	$5.90	$6.48	$5.73	$6.09

Total return(b)	(16.80)%		20.38%	(7.19)%	17.89%	(1.84)%	(2.25)%

Net assets, end of period (in 000s)	$2,050		$2,888	$3,081	$4,377	$5,400	$7,702

Ratio of net expenses to average net assets	1.37	%(c)	1.38%	1.38%	1.39%	1.39%	1.41%

Ratio of total expenses to average net assets	2.03	%(c)	1.89%	1.76%	1.70%	1.62%	1.62%

Ratio of net investment income to average net assets	1.33	%(c)	1.72%	2.04%	2.02%	1.90%	1.50%

Portfolio turnover rate(d)	30%		30%	43%	38%	41%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.72		$5.94	$6.50	$5.73	$6.09	$6.38

Net investment income(a)	0.02		0.07	0.09	0.08	0.07	0.05

Net realized and unrealized gain (loss)	(1.18)		1.07	(0.60)	0.90	(0.23)	(0.24)

Total from investment operations	(1.16)		1.14	(0.51)	0.98	(0.16)	(0.19)

Distributions to shareholders from net investment income	(0.01)		(0.36)	(0.05)	(0.21)	(0.20)	(0.10)

Net asset value, end of period	$5.55		$6.72	$5.94	$6.50	$5.73	$6.09

Total return(b)	(17.20)%		19.38%	(7.89)%	17.23%	(2.65)%	(3.03)%

Net assets, end of period (in 000s)	$94		$158	$231	$810	$1,148	$1,622

Ratio of net expenses to average net assets	2.12	%(c)	2.13%	2.13%	2.14%	2.14%	2.16%

Ratio of total expenses to average net assets	2.78	%(c)	2.64%	2.49%	2.44%	2.37%	2.37%

Ratio of net investment income to average net assets	0.59	%(c)	0.99%	1.38%	1.26%	1.12%	0.76%

Portfolio turnover rate(d)	30%		30%	43%	38%	41%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.43		$5.71	$6.26	$5.54	$5.91	$6.19

Net investment income(a)	0.05		0.13	0.18	0.14	0.14	0.12

Net realized and unrealized gain (loss)	(1.13)		1.05	(0.60)	0.87	(0.24)	(0.22)

Total from investment operations	(1.08)		1.18	(0.42)	1.01	(0.10)	(0.10)

Distributions to shareholders from net investment income	(0.05)		(0.46)	(0.13)	(0.29)	(0.27)	(0.18)

Net asset value, end of period	$5.30		$6.43	$5.71	$6.26	$5.54	$5.91

Total return(b)	(16.75)%		20.86%	(6.72)%	18.45%	(1.63)%	(1.73)%

Net assets, end of period (in 000s)	$5,475		$6,938	$10,138	$117,768	$297,473	$333,601

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	1.01%

Ratio of total expenses to average net assets	1.66	%(c)	1.50%	1.35%	1.28%	1.22%	1.22%

Ratio of net investment income to average net assets	1.76	%(c)	1.97%	2.90%	2.44%	2.28%	1.92%

Portfolio turnover rate(d)	30%		30%	43%	38%	41%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.60		$5.85	$6.43	$5.68	$6.04	$6.33

Net investment income(b)	0.05		0.13	0.14	0.16	0.12	0.11

Net realized and unrealized gain (loss)	(1.16)		1.07	(0.58)	0.87	(0.22)	(0.24)

Total from investment operations	(1.11)		1.20	(0.44)	1.03	(0.10)	(0.13)

Distributions to shareholders from net investment income	(0.05)		(0.45)	(0.14)	(0.28)	(0.26)	(0.16)

Net asset value, end of period	$5.44		$6.60	$5.85	$6.43	$5.68	$6.04

Total return(c)	(16.83)%		20.71%	(7.00)%	18.29%	(1.57)%	(2.04)%

Net assets, end of period (in 000s)	$91		$117	$103	$109	$107	$88

Ratio of net expenses to average net assets	1.12	%(d)	1.13%	1.13%	1.14%	1.14%	1.17%

Ratio of total expenses to average net assets	1.79	%(d)	1.65%	1.52%	1.45%	1.37%	1.37%

Ratio of net investment income to average net assets	1.63	%(d)	1.94%	2.24%	2.54%	2.05%	1.64%

Portfolio turnover rate(e)	30%		30%	43%	38%	41%	45%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				July 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.43		$5.70	$6.26	$5.54	$5.91	$6.33

Net investment income(a)	0.05		0.11	0.24	0.14	0.13	0.05

Net realized and unrealized gain (loss)	(1.13)		1.08	(0.65)	0.87	(0.23)	(0.37)

Total from investment operations	(1.08)		1.19	(0.41)	1.01	(0.10)	(0.32)

Distributions to shareholders from net investment income	(0.05)		(0.46)	(0.15)	(0.29)	(0.27)	(0.10)

Net asset value, end of period	$5.30		$6.43	$5.70	$6.26	$5.54	$5.91

Total return(b)	(16.75)%		21.05%	(6.71)%	18.48%	(1.61)%	(5.03)%

Net assets, end of period (in 000s)	$10		$12	$202	$11	$9	$9

Ratio of net expenses to average net assets	0.99	%(c)	0.98%	0.98%	0.99%	1.02%	0.99	%(c)

Ratio of total expenses to average net assets	1.65	%(c)	1.47%	1.29%	1.29%	1.18%	1.15	%(c)

Ratio of net investment income to average net assets	1.78	%(c)	1.81%	3.86%	2.41%	2.26%	1.91	%(c)

Portfolio turnover rate(d)	30%		30%	43%	38%	41%	45%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$6.41		$5.70	$6.38

Net investment income(a)	0.05		0.13	0.08

Net realized and unrealized gain (loss)	(1.12)		1.04	(0.61)

Total from investment operations	(1.07)		1.17	(0.53)

Distributions to shareholders from net investment income	(0.05)		(0.46)	(0.15)

Net asset value, end of period	$5.29		$6.41	$5.70

Total return(b)	(16.64)%		20.72%	(8.45)%

Net assets, end of period (in 000s)	$46,166		$69,937	$82,014

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98	%(c)

Ratio of total expenses to average net assets	1.64	%(c)	1.50%	1.39	%(c)

Ratio of net investment income to average net assets	1.68	%(c)	2.10%	1.85	%(c)

Portfolio turnover rate(d)	30%		30%	43%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.27		$12.61	$15.53	$18.40	$19.59	$19.83

Net investment income(a)	0.07		0.22	0.28	0.30	0.33	0.29

Net realized and unrealized gain (loss)	(2.39)		2.92	(0.94)	0.06	0.71	0.30

Total from investment operations	(2.32)		3.14	(0.66)	0.36	1.04	0.59

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.37)	(0.29)	(0.32)	(0.31)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.11)		(2.48)	(2.26)	(3.23)	(2.23)	(0.83)

Net asset value, end of period	$10.84		$13.27	$12.61	$15.53	$18.40	$19.59

Total return(b)	(17.33)%		25.49%	(5.39)%	2.11%	5.38%	3.14%

Net assets, end of period (in 000s)	$19,971		$27,488	$26,002	$38,120	$54,869	$57,936

Ratio of net expenses to average net assets	1.29	%(c)	1.30%	1.30%	1.31%	1.31%	1.26%

Ratio of total expenses to average net assets	1.59	%(c)	1.57%	1.50%	1.54%	1.52%	1.51%

Ratio of net investment income to average net assets	1.18	%(c)	1.51%	1.88%	1.65%	1.62%	1.44%

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.50		$11.99	$14.88	$17.79	$19.03	$19.32

Net investment income(a)	0.02		0.10	0.12	0.16	0.18	0.14

Net realized and unrealized gain (loss)	(2.23)		2.78	(0.85)	0.06	0.68	0.30

Total from investment operations	(2.21)		2.88	(0.73)	0.22	0.86	0.44

Distributions to shareholders from net investment income	(0.08)		(0.11)	(0.27)	(0.19)	(0.19)	(0.21)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.08)		(2.37)	(2.16)	(3.13)	(2.10)	(0.73)

Net asset value, end of period	$10.21		$12.50	$11.99	$14.88	$17.79	$19.03

Total return(b)	(17.69)%		24.62%	(6.12)%	1.38%	4.56%	2.39%

Net assets, end of period (in 000s)	$1,834		$2,615	$3,568	$12,421	$15,578	$15,056

Ratio of net expenses to average net assets	2.04	%(c)	2.05%	2.05%	2.06%	2.06%	2.01%

Ratio of total expenses to average net assets	2.34	%(c)	2.32%	2.25%	2.29%	2.27%	2.26%

Ratio of net investment income to average net assets	0.41	%(c)	0.69%	0.83%	0.92%	0.91%	0.73%

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.83		$13.05	$15.98	$18.81	$19.97	$20.18

Net investment income(a)	0.09		0.28	0.23	0.37	0.41	0.38

Net realized and unrealized gain (loss)	(2.48)		3.03	(0.86)	0.08	0.74	0.30

Total from investment operations	(2.39)		3.31	(0.63)	0.45	1.15	0.68

Distributions to shareholders from net investment income	(0.14)		(0.27)	(0.41)	(0.34)	(0.40)	(0.37)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.14)		(2.53)	(2.30)	(3.28)	(2.31)	(0.89)

Net asset value, end of period	$11.30		$13.83	$13.05	$15.98	$18.81	$19.97

Total return(b)	(17.26)%		26.01%	(5.04)%	2.58%	5.81%	3.56%

Net assets, end of period (in 000s)	$21,850		$30,069	$31,337	$206,095	$397,211	$463,105

Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.91%	0.91%	0.91%	0.86%

Ratio of total expenses to average net assets	1.21	%(c)	1.19%	1.12%	1.14%	1.12%	1.11%

Ratio of net investment income to average net assets	1.57	%(c)	1.86%	1.50%	1.98%	2.03%	1.88%

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.40		$12.71	$15.65	$18.52	$19.71	$19.94

Net investment income(a)	0.06		0.21	0.26	0.29	0.31	0.27

Net realized and unrealized gain (loss)	(2.40)		2.94	(0.95)	0.06	0.72	0.32

Total from investment operations	(2.34)		3.15	(0.69)	0.35	1.03	0.59

Distributions to shareholders from net investment income	(0.11)		(0.20)	(0.36)	(0.28)	(0.31)	(0.30)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.11)		(2.46)	(2.25)	(3.22)	(2.22)	(0.82)

Net asset value, end of period	$10.95		$13.40	$12.71	$15.65	$18.52	$19.71

Total return(b)	(17.44)%		25.40%	(5.56)%	2.07%	5.20%	3.09%

Net assets, end of period (in 000s)	$966		$1,608	$1,429	$2,446	$2,951	$2,744

Ratio of net expenses to average net assets	1.41	%(c)	1.42%	1.41%	1.41%	1.41%	1.36%

Ratio of total expenses to average net assets	1.71	%(c)	1.69%	1.61%	1.64%	1.62%	1.61%

Ratio of net investment income to average net assets	1.05	%(c)	1.43%	1.73%	1.60%	1.55%	1.35%

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.43		$12.73	$15.65	$18.50	$19.68	$19.90

Net investment income(b)	0.07		0.24	0.31	0.36	0.39	0.35

Net realized and unrealized gain (loss)	(2.40)		2.97	(0.94)	0.06	0.71	0.30

Total from investment operations	(2.33)		3.21	(0.63)	0.42	1.10	0.65

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.40)	(0.33)	(0.37)	(0.35)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.13)		(2.51)	(2.29)	(3.27)	(2.28)	(0.87)

Net asset value, end of period	$10.97		$13.43	$12.73	$15.65	$18.50	$19.68

Total return(c)	(17.32)%		25.84%	(5.18)%	2.42%	5.65%	3.44%

Net assets, end of period (in 000s)	$2,702		$4,532	$7,969	$10,776	$8,467	$7,283

Ratio of net expenses to average net assets	1.04	%(d)	1.05%	1.05%	1.06%	1.06%	1.01%

Ratio of total expenses to average net assets	1.33	%(d)	1.32%	1.25%	1.29%	1.27%	1.26%

Ratio of net investment income to average net assets	1.24	%(d)	1.64%	2.10%	1.99%	1.92%	1.77%

Portfolio turnover rate(e)	35%		37%	43%	35%	31%	41%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				July 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.83		$13.05	$15.98	$18.81	$19.98	$19.93

Net investment income(a)	0.10		0.30	0.16	0.41	0.46	0.22

Net realized and unrealized gain (loss)	(2.49)		3.01	(0.79)	0.05	0.68	0.48

Total from investment operations	(2.39)		3.31	(0.63)	0.46	1.14	0.70

Distributions to shareholders from net investment income	(0.14)		(0.27)	(0.41)	(0.35)	(0.40)	(0.13)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.14)		(2.53)	(2.30)	(3.29)	(2.31)	(0.65)

Net asset value, end of period	$11.30		$13.83	$13.05	$15.98	$18.81	$19.98

Total return(b)	(17.26)%		26.02%	(5.03)%	2.60%	5.77%	3.64%

Net assets, end of period (in 000s)	$810		$973	$797	$227	$42	$10

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.91	%(c)

Ratio of total expenses to average net assets	1.21	%(c)	1.18%	1.08%	1.14%	1.09%	1.07	%(c)

Ratio of net investment income to average net assets	1.63	%(c)	1.98%	1.02%	2.23%	2.25%	2.65	%(c)

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.09		$12.47	$15.39	$18.27	$19.47	$19.73

Net investment income(a)	0.05		0.18	0.24	0.26	0.29	0.27

Net realized and unrealized gain (loss)	(2.34)		2.88	(0.93)	0.05	0.70	0.27

Total from investment operations	(2.29)		3.06	(0.69)	0.31	0.99	0.54

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.34)	(0.25)	(0.28)	(0.28)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)	(2.94)	(1.91)	(0.52)

Total distributions	(0.10)		(2.44)	(2.23)	(3.19)	(2.19)	(0.80)

Net asset value, end of period	$10.70		$13.09	$12.47	$15.39	$18.27	$19.47

Total return(b)	(17.47)%		25.14%	(5.62)%	1.92%	5.08%	2.89%

Net assets, end of period (in 000s)	$871		$1,440	$1,770	$3,092	$4,156	$3,149

Ratio of net expenses to average net assets	1.54	%(c)	1.55%	1.55%	1.56%	1.56%	1.50%

Ratio of total expenses to average net assets	1.84	%(c)	1.82%	1.75%	1.79%	1.77%	1.77%

Ratio of net investment income to average net assets	0.86	%(c)	1.22%	1.60%	1.45%	1.44%	1.38%

Portfolio turnover rate(d)	35%		37%	43%	35%	31%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$13.82		$13.04	$14.90

Net investment income(a)	0.10		0.29	0.39

Net realized and unrealized gain (loss)	(2.49)		3.02	(0.01)

Total from investment operations	(2.39)		3.31	0.38

Distributions to shareholders from net investment income	(0.14)		(0.27)	(0.35)

Distributions to shareholders from net realized gains	—		(2.26)	(1.89)

Total distributions	(0.14)		(2.53)	(2.24)

Net asset value, end of period	$11.29		$13.82	$13.04

Total return(b)	(17.20)%		26.04%	1.36%

Net assets, end of period (in 000s)	$72,878		$89,616	$89,479

Ratio of net expenses to average net assets	0.90	%(c)	0.91%	0.90	%(c)

Ratio of total expenses to average net assets	1.20	%(c)	1.18%	1.07	%(c)

Ratio of net investment income to average net assets	1.60	%(c)	1.90%	3.56	%(c)

Portfolio turnover rate(d)	35%		37%	43%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Real Estate Securities	A, C, Institutional, Investor, R6, R and P	Diversified
International Real Estate Securities	A, C, Institutional, Investor, R6 and P	Non-diversified
Real Estate Securities	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Class A Shares of the Global Real Estate Securities, International Real Estate Securities, and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

38

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Global Real Estate Securities and Real Estate Securities	Quarterly	Annually
International Real Estate Securities	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

39

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2020:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,241,722	$33,303,500	$—

Australia and Oceania	—	9,590,512	—

Europe	729,648	31,037,153	—

North America	93,251,998	—	—

Investment Company	2,635,819	—	—

Total	$97,859,187	$73,931,165	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

40

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$517,181	$22,745,969	$—

Australia and Oceania	—	4,886,943	—

Europe	267,412	20,314,777	—

North America	3,199,745	—	—

Investment Company	1,553,212	—	—

Total	$5,537,550	$47,947,689	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$120,907,708	$—	$—

Total	$120,907,708	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Global Real Estate Securities	0.93%	0.84%	0.80%	0.78%	0.76%	0.93%	0.93%
International Real Estate Securities	0.95	0.95	0.86	0.81	0.80	0.95	0.95
Real Estate Securities	0.87	0.78	0.74	0.73	0.71	0.87	0.87

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

41

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Global Real Estate Securities, International Real Estate Securities and Real Estate Securities Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2020, GSAM waived $2,422, $995 and $527 of the Global Real Estate Securities , International Real Estate Securities and Real Estate Securities Funds management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plans	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
International Real Estate Securities	$6	$3
Real Estate Securities	803	3

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

42

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%. These Other Expense limitations will remain in place through at least April 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Global Real Estate Securities	$2,422	$201,224	$—	$203,646
International Real Estate Securities	995	206,368	139	207,502
Real Estate Securities	527	200,314	1,158	201,999

G.  Line of Credit Facility — As of June 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended June 30, 2020, Goldman Sachs earned $606 in brokerage commissions from portfolio transactions on behalf of the Real Estate Securities Fund.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020	Shares as of June 30, 2020	Dividend Income from Affiliated Investment Company
Global Real Estate Securities	$6,122,427	$46,682,505	$(50,169,113)	$2,635,819	2,635,819	$12,915
International Real Estate Securities	1,343,186	17,972,893	(17,762,867)	1,553,212	1,553,212	4,579
Real Estate Securities	836,777	17,991,708	(18,828,485)	—	—	2,635

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GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

	Percent of Share Class owned by Goldman Sachs Group, Inc.
Fund	Class A	Class C	Institutional	Investor	Class R6	Class R
Global Real Estate Securities	62%	60%	91%	100%	—%	100%
International Real Estate Securities	—	11	—	10	100	—

As of June 30, 2020, the following Goldman Sachs Fund of Funds and Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Dynamic Global Equity Portfolio	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Satellite Strategies Portfolio	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Global Real Estate Securities	5%	6%	6%	8%	7%	19%	32%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were as follows:

Fund	Purchases	Sales
Global Real Estate Securities	$78,578,732	$97,956,135
International Real Estate Securities	18,981,557	31,274,728
Real Estate Securities	46,657,084	55,523,891

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

6. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2020 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Global Real Estate Securities and International Real Estate Securities Funds did not have securities on loan as of June 30, 2020.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2020		Amount Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amount Received by the Fund from Lending to Goldman Sachs
Global Real Estate Securities	$344	$—	$—
International Real Estate Securities	297	1,236	—

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020
Global Real Estate Securities	$—	$2,986,985	$(2,986,985)	$—
International Real Estate Securities	$—	$790,020	$(790,020)	$—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2019, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Global Real Estate Securities	International Real Estate Securities	Real Estate Securities
Capital loss carryforwards:
Perpetual Long-term	$—	$(9,118,594)	$—
Timing differences (Real Estate Investement Trusts and Qualified Late Year Loss Deferral)	$(603,519)	$(543,286)	$161,349

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

7. TAX INFORMATION (continued)

As of June 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Real Estate Securities	International Real Estate Securities	Real Estate Securities
Tax cost	$172,636,627	$60,700,623	$99,190,007
Gross unrealized gain	20,628,996	4,027,830	32,371,575
Gross unrealized loss	(21,475,271)	(11,243,214)	(10,653,874)
Net unrealized gain (loss)	$(846,275)	$(7,215,384)	$21,717,701
The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts and differences related to the tax treatment of underlying fund investments, partnership investments and passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

8. OTHER RISKS (continued)

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Real Estate Securities Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	31	$337	23	$261
Reinvestment of distributions	33	290	758	8,437
Shares redeemed	(2)	(15)	(88,399)	(987,808)
	62	612	(87,618)	(979,110)
Class C Shares
Shares sold	—	—	2,809	30,000
Reinvestment of distributions	17	155	405	4,483
Shares redeemed	(1,043)	(9,388)	—	—
	(1,026)	(9,233)	3,214	34,483
Institutional Shares
Shares sold	16,099	173,546	450	5,301
Reinvestment of distributions	1,821	15,753	14,952	166,539
Shares redeemed	(3,787)	(36,439)	(12,907)	(145,191)
	14,133	152,860	2,495	26,649
Investor Shares
Reinvestment of distributions	25	216	233	2,592
	25	216	233	2,592
Class R6 Shares
Shares sold	1,678,683	15,560,313	1,125,142	12,571,602
Reinvestment of distributions	142,359	1,228,117	1,392,686	15,480,001
Shares redeemed	(2,882,554)	(28,413,261)	(11,628,948)	(128,169,723)
	(1,061,512)	(11,624,831)	(9,111,120)	(100,118,120)
Class R Shares
Reinvestment of distributions	17	144	215	2,387
	17	144	215	2,387
Class P Shares
Shares sold	1,712,290	13,939,425	334,832	3,734,101
Reinvestment of distributions	29,869	256,801	308,494	3,426,805
Shares redeemed	(2,497,512)	(21,439,103)	(784,773)	(8,538,896)
	(755,353)	(7,242,877)	(141,447)	(1,377,990)

NET DECREASE	(1,803,654)	$(18,723,109)	(9,334,028)	$(102,409,109)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Real Estate Securities Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,261	$52,498	17,313	$115,284
Reinvestment of distributions	2,770	15,123	27,666	181,458
Shares redeemed	(72,421)	(369,551)	(133,563)	(880,310)
	(60,390)	(301,930)	(88,584)	(583,568)
Class C Shares
Shares sold	500	3,083	7,654	50,574
Reinvestment of distributions	42	232	1,236	8,170
Shares redeemed	(7,195)	(41,513)	(24,265)	(160,041)
	(6,653)	(38,198)	(15,375)	(101,297)
Institutional Shares
Shares sold	2,994	18,478	8,716	56,319
Reinvestment of distributions	10,222	53,766	73,914	468,031
Shares redeemed	(59,036)	(307,369)	(779,156)	(4,946,254)
	(45,820)	(235,125)	(696,526)	(4,421,904)
Investor Shares
Shares sold	766	4,253	5,647	36,236
Reinvestment of distributions	149	806	1,155	7,508
Shares redeemed	(1,997)	(11,872)	(6,685)	(43,263)
	(1,082)	(6,813)	117	481
Class R6 Shares
Shares sold	—	—	2,984	17,500
Reinvestment of distributions	20	103	221	1,403
Shares redeemed	—	—	(36,615)	(231,407)
	20	103	(33,410)	(212,504)
Class P Shares
Shares sold	2,889,176	14,181,170	450,105	2,742,148
Reinvestment of distributions	90,192	473,506	783,596	4,953,513
Shares redeemed	(5,150,146)	(25,331,032)	(4,727,059)	(29,304,679)
	(2,170,778)	(10,676,356)	(3,493,358)	(21,609,018)

NET DECREASE	(2,284,703)	$(11,258,319)	(4,327,136)	$(26,927,810)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	71,087	$810,962	227,288	$3,201,254
Reinvestment of distributions	19,368	200,821	312,466	4,079,245
Shares redeemed	(319,959)	(3,745,905)	(530,890)	(7,780,801)
	(229,504)	(2,734,122)	8,864	(500,302)
Class C Shares
Shares sold	5,955	65,319	28,594	401,009
Reinvestment of distributions	1,251	12,198	33,147	405,126
Shares redeemed	(36,792)	(365,884)	(150,042)	(2,062,750)
	(29,586)	(288,367)	(88,301)	(1,256,615)
Institutional Shares
Shares sold	97,132	1,177,812	135,002	2,050,337
Reinvestment of distributions	25,611	276,361	350,890	4,783,526
Shares redeemed	(364,056)	(4,209,847)	(713,201)	(10,667,043)
	(241,313)	(2,755,674)	(227,309)	(3,833,180)
Service Shares
Shares sold	9,894	106,456	31,027	448,622
Reinvestment of distributions	585	6,091	11,363	149,446
Shares redeemed	(42,227)	(425,697)	(34,795)	(509,930)
	(31,748)	(313,150)	7,595	88,138
Investor Shares
Shares sold	205,945	2,706,360	247,679	3,565,982
Reinvestment of distributions	3,134	32,857	61,364	816,930
Shares redeemed	(300,364)	(3,777,890)	(597,713)	(8,946,471)
	(91,285)	(1,038,673)	(288,670)	(4,563,559)
Class R6 Shares
Shares sold	6,742	68,343	26,237	418,449
Reinvestment of distributions	601	6,497	7,753	105,815
Shares redeemed	(5,984)	(72,344)	(24,717)	(371,927)
	1,359	2,496	9,273	152,337
Class R Shares
Shares sold	15,252	179,253	29,969	425,456
Reinvestment of distributions	724	7,401	11,952	153,893
Shares redeemed	(44,566)	(501,875)	(73,920)	(1,077,467)
	(28,590)	(315,221)	(31,999)	(498,118)
Class P Shares
Shares sold	1,580,938	16,239,842	398,650	5,847,092
Reinvestment of distributions	81,429	879,698	1,076,244	14,663,258
Shares redeemed	(1,695,197)	(18,673,682)	(1,851,220)	(26,694,238)
	(32,830)	(1,554,142)	(376,326)	(6,183,888)

NET DECREASE	(683,497)	$(8,996,853)	(986,873)	$(16,595,187)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Fund Expenses — Six Month Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Real Estate Securities Fund				International Real Estate Securities Fund				Real Estate Securities Fund
Share Class	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*
Class A
Actual	$1,000	$817.10		$6.10	$1,000	$832.00		$6.24	$1,000	$826.70		$5.86
Hypothetical 5% return	1,000	1,018.15	+	6.77	1,000	1,018.05	+	6.87	1,000	1,018.45	+	6.47
Class C
Actual	1,000	813.90		9.47	1,000	828.00		9.64	1,000	823.10		9.25
Hypothetical 5% return	1,000	1,014.42	+	10.52	1,000	1,014.32	+	10.62	1,000	1,014.72	+	10.22
Institutional
Actual	1,000	819.50		4.39	1,000	832.50		4.51	1,000	827.40		4.13
Hypothetical 5% return	1,000	1,020.04	+	4.87	1,000	1,019.94	+	4.97	1,000	1,020.34	+	4.57
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	825.60		6.40
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,017.85	+	7.07
Investor
Actual	1,000	818.60		4.97	1,000	831.70		5.10	1,000	826.80		4.72
Hypothetical 5% return	1,000	1,019.39	+	5.52	1,000	1,019.29	+	5.62	1,000	1,019.69	+	5.22
Class R6
Actual	1,000	819.20		4.34	1,000	832.50		4.51	1,000	827.40		4.09
Hypothetical 5% return	1,000	1,020.09	+	4.82	1,000	1,019.94	+	4.97	1,000	1,020.39	+	4.52
Class R
Actual	1,000	816.20		7.23	N/A	N/A		N/A	1,000	825.30		6.99
Hypothetical 5% return	1,000	1,016.91	+	8.02	N/A	N/A		N/A	1,000	1,017.21	+	7.72
Class P
Actual	1,000	818.20		4.34	1,000	833.60		4.47	1,000	828.00		4.09
Hypothetical 5% return	1,000	1,020.09	+	4.82	1,000	1,019.99	+	4.92	1,000	1,020.39	+	4.52

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Real Estate Securities	1.35%	2.10%	0.97%	N/A	1.10%	0.96%	1.60%	0.96%
International Real Estate Securities	1.37	2.12	0.99	N/A	1.12	0.99	N/A	0.98
Real Estate Securities	1.29	2.04	0.91	1.41%	1.04	0.90	1.54	0.90

52

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs International Real Estate Securities Fund, and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

53

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

54

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Global Real Estate Securities Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2020. They observed that the International Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three- and five-year periods and had underperformed for the ten-year period ended March 31, 2020. The Trustees considered that the International Real Estate Securities Fund has a “global” peer group and benchmark that contemplates investments in U.S. and non-U.S. securities, whereas the Fund invests only in non-U.S. securities. The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the

55

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund

First $1 billion	0.93%	0.95%	0.87%

Next $1 billion	0.84	0.95	0.78

Next $3 billion	0.80	0.86	0.74

Next $3 billion	0.78	0.81	0.73

Over $8 billion	0.76	0.80	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage commissions earned by Goldman Sachs for executing securities transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the

56

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (g) (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2021.

57

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211756-OTU-1243138 RESSAR-20

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Alternative Funds
Absolute Return Tracker
Alternative Premia
Commodity Strategy
Managed Futures Strategy

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Alternative Funds

∎	ABSOLUTE RETURN TRACKER

∎	ALTERNATIVE PREMIA

∎	COMMODITY STRATEGY

∎	MANAGED FUTURES STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Alternative Funds

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Funds shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

1

FUND BASICS

Absolute Return Tracker Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020—June 30, 2020	Fund Total Return (based on NAV)[1]	HFRX Global Hedge Fund Index[2]

Class A	-5.93%	-1.09%
Class C	-6.33	-1.09
Institutional	-5.85	-1.09
Investor	-5.81	-1.09
Class R6	-5.76	-1.09
Class R	-6.10	-1.09
Class P	-5.76	-1.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The index is investable through products managed by HFR Asset Management, LLC that track HFRX Indices. The HFRX Global Hedge Fund Index is a trademark of HFR. HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

Alternative Premia Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020—June 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML USD LIBOR Three-Month Constant Maturity Index[2]

Class A	-4.89%	0.95%
Class C	-5.18	0.95
Institutional	-4.76	0.95
Investor	-4.80	0.95
Class R6	-4.65	0.95
Class R	-5.01	0.95
Class P	-4.64	0.95

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML USD LIBOR Three-Month Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

4

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The above graph may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Commodity Strategy Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020—June 30, 2020	Fund Total Return (based on NAV)[1]	S&P GSCI®[2]
Class A	-35.63%	-36.31%
Class C	-35.90	-36.31
Institutional	-35.52	-36.31
Investor	-35.53	-36.31
Class R6	-35.55	-36.31
Class R	-35.75	-36.31
Class P	-35.49	-36.31

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P GSCI® Total Return Index (Gross, USD, Unhedged) is an unmanaged composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Individual components qualify for inclusion in the S&P GSCI® on the basis of liquidity and are weighted by their respective world production quantities. The figures for the S&P GSCI® do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[4]	Mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corp. (“FHLMC”) are guaranteed by the issuing entity. GNMA instruments are also backed by the full faith and credit of the United States Government. Mortgage-backed securities issued by private issuers may not be guaranteed.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Managed Futures Strategy Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020—June 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML USD LIBOR One-Month Constant Maturity Index[2]

Class A	-1.56%	0.58%
Class C	-1.98	0.58
Institutional	-1.42	0.58
Investor	-1.54	0.58
Class R6	-1.42	0.58
Class R	-1.80	0.58
Class P	-1.42	0.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML USD LIBOR One-Month Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

FUND COMPOSITION[3]

[3]	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 25.6%
Automobiles & Components – 0.2%
300	Aisin Seiki Co. Ltd.	$8,794
3,100	Aptiv plc	241,552
2,600	Bayerische Motoren Werke AG	165,986
11,400	BorgWarner, Inc.	402,420
900	Bridgestone Corp.	29,048
5,000	Cie Generale des Etablissements Michelin SCA	521,165
6,400	Continental AG	629,193
11,900	Daimler AG (Registered)	484,138
400	Denso Corp.	15,687
4,500	Faurecia SE*	176,799
2,300	Ferrari NV	393,979
34,700	Fiat Chrysler Automobiles NV*	351,098
60,700	Ford Motor Co.	369,056
7,102	General Motors Co.	179,681
5,000	Honda Motor Co. Ltd.	127,968
2,400	Isuzu Motors Ltd.	21,810
100	Koito Manufacturing Co. Ltd.	4,046
200	Nifco, Inc.	4,279
4,200	Nissan Motor Co. Ltd.	15,575
700	NOK Corp.	8,719
3,000	Nokian Renkaat OYJ	65,944
7,200	Renault SA*	184,274
300	Stanley Electric Co. Ltd.	7,262
1,700	Sumitomo Electric Industries Ltd.	19,611
5,400	Sumitomo Rubber Industries Ltd.	53,484
300	Suzuki Motor Corp.	10,244
2,300	Tesla, Inc.*	2,483,563
11,600	TI Fluid Systems plc	26,649
500	Tokai Rika Co. Ltd.	7,275
1,100	Toyoda Gosei Co. Ltd.	22,983
900	Toyota Boshoku Corp.	12,136
600	TS Tech Co. Ltd.	16,539
10,800	Valeo SA	284,854
1,300	Yamaha Motor Co. Ltd.	20,475
2,800	Yokohama Rubber Co. Ltd. (The)	39,592

		7,405,878

Banks – 0.9%
1,700	77 Bank Ltd. (The)	25,353
226,600	Banco BPM SpA	339,405
1,067,000	Banco de Sabadell SA	374,883
179,300	Banco Santander SA	438,651
191,589	Bank of America Corp.	4,550,239
1,700	Bank of Georgia Group plc*	22,668
168,900	Bank of Ireland Group plc*	348,022
6,600	Bankinter SA	31,635
94,500	Barclays plc	133,320
500	BAWAG Group AG	17,301
13,600	BNP Paribas SA*	543,375
19,200	Citigroup, Inc.	981,120
101,762	Citizens Financial Group, Inc.	2,568,473
1,800	Close Brothers Group plc	24,643
10,900	Comerica, Inc.	415,290
36,200	Credit Agricole SA*	343,744
1,400	Daishi Hokuetsu Financial Group, Inc.	28,404

Common Stocks – (continued)
Banks – (continued)
3,900	Erste Group Bank AG	92,109
20,700	Fifth Third Bancorp	399,096
8,300	FinecoBank Banca Fineco SpA*	112,333
900	Fukuoka Financial Group, Inc.	14,230
6,100	Gunma Bank Ltd. (The)	19,421
3,200	Hiroshima Bank Ltd. (The)	15,137
5,000	Hokuhoku Financial Group, Inc.	41,533
82,000	HSBC Holdings plc	381,102
29,500	Huntington Bancshares, Inc.	266,533
52,400	ING Groep NV	365,276
137,200	Intesa Sanpaolo SpA*	263,656
500	Iyo Bank Ltd. (The)	3,061
75,100	JPMorgan Chase & Co.	7,063,906
1,600	KBC Group NV	91,922
30,900	KeyCorp	376,362
367,500	Lloyds Banking Group plc	141,767
2,000	M&T Bank Corp.	207,940
4,500	Mebuki Financial Group, Inc.	10,483
61,200	Mizuho Financial Group, Inc.	75,279
6,200	Nishi-Nippon Financial Holdings, Inc.	41,904
10,500	OneSavings Bank plc	34,516
5,200	Paragon Banking Group plc	22,588
2,300	PNC Financial Services Group, Inc. (The)	241,983
54,300	Popular, Inc.	2,018,331
5,900	Raiffeisen Bank International AG*	105,453
34,900	Regions Financial Corp.	388,088
13,300	Resona Holdings, Inc.	45,511
61,300	Royal Bank of Scotland Group plc	92,026
2,700	Seven Bank Ltd.	7,400
400	Shinsei Bank Ltd.	4,838
18,800	Societe Generale SA*	314,330
18,700	Standard Chartered plc	101,369
1,300	Sumitomo Mitsui Trust Holdings, Inc.	36,634
900	SVB Financial Group*	193,977
800	TBC Bank Group plc*	8,834
66,300	US Bancorp	2,441,166
93,830	Wells Fargo & Co.	2,402,048
4,800	Yamaguchi Financial Group, Inc.	29,497
6,000	Zions Bancorp NA	204,000

		29,862,165

Capital Goods – 1.1%
15,289	3M Co.	2,384,931
5,700	A O Smith Corp.	268,584
3,000	Aalberts NV	98,373
13,388	ACS Actividades de Construccion y Servicios SA	344,057
677	Allegion plc	69,203
2,800	Alstom SA	130,483
900	Amada Co. Ltd.	7,369
2,200	AMETEK, Inc.	196,614
1,600	ANDRITZ AG	58,337
4,500	Ashtead Group plc	151,799

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
400	Avon Rubber plc	$15,825
23,300	BAE Systems plc	139,322
12,654	Boeing Co. (The)	2,319,478
7,900	Bouygues SA*	270,611
3,100	Brenntag AG	164,362
1,700	Bunzl plc	45,599
16,900	Carrier Global Corp.	375,518
3,500	Caterpillar, Inc.	442,750
600	Central Glass Co. Ltd.	10,205
17,616	Chemring Group plc	52,481
12,200	Cie de Saint-Gobain*	440,188
800	COMSYS Holdings Corp.	23,724
3,600	Cummins, Inc.	623,736
600	Daifuku Co. Ltd.	52,579
300	Daikin Industries Ltd.	48,540
500	DCC plc	41,722
2,900	Diploma plc	64,469
1,900	DMG Mori Co. Ltd.	23,216
1,600	Dover Corp.	154,496
6,300	Eaton Corp. plc	551,124
500	Ebara Corp.	11,799
2,000	Eiffage SA*	183,333
8,400	Emerson Electric Co.	521,052
200	FANUC Corp.	35,854
2,400	Ferguson plc	196,240
14,500	Ferrovial SA	387,585
10,000	Flowserve Corp.	285,200
3,600	Fortive Corp.	243,576
3,300	Fortune Brands Home & Security, Inc.	210,969
2,700	Fujikura Ltd.	7,816
200	Furukawa Electric Co. Ltd.	4,857
3,700	GEA Group AG	117,432
88,100	General Electric Co.	601,723
200	Glory Ltd.	4,562
2,100	GS Yuasa Corp.	37,296
700	Hanwa Co. Ltd.	12,850
101,635	HD Supply Holdings, Inc.*	3,521,653
3,700	Hino Motors Ltd.	25,103
1,300	HOCHTIEF AG	115,673
19,900	Honeywell International, Inc.	2,877,341
100	Hoshizaki Corp.	8,571
6,300	Howden Joinery Group plc	43,131
1,500	Huntington Ingalls Industries, Inc.	261,735
1,600	Illinois Tool Works, Inc.	279,760
1,800	IMCD NV	169,739
4,500	IMI plc	51,339
300	Interpump Group SpA	8,944
8,400	ITOCHU Corp.	181,758
23,200	Jacobs Engineering Group, Inc.	1,967,360
4,100	JGC Holdings Corp.	43,234
1,800	Kinden Corp.	29,749
1,100	Kingspan Group plc	71,012
1,400	KION Group AG	86,198
500	Knorr-Bremse AG*	50,743
700	Kurita Water Industries Ltd.	19,473

Common Stocks – (continued)
Capital Goods – (continued)
1,200	Kyudenko Corp.	35,421
1,200	Legrand SA	91,179
1,700	LIXIL Group Corp.	23,875
13,700	Marubeni Corp.	62,231
3,000	Masco Corp.	150,630
11,400	Meggitt plc	41,523
34,800	Melrose Industries plc	49,052
700	MINEBEA MITSUMI, Inc.	12,759
300	MISUMI Group, Inc.	7,533
4,100	Mitsubishi Corp.	86,640
6,600	Mitsubishi Electric Corp.	86,204
2,900	Mitsubishi Heavy Industries Ltd.	68,469
4,900	Mitsui & Co. Ltd.	72,601
900	Miura Co. Ltd.	37,503
1,200	MonotaRO Co. Ltd.	48,214
8,700	Morgan Advanced Materials plc	26,021
3,400	Morgan Sindall Group plc	51,784
1,000	Nabtesco Corp.	30,947
200	Nachi-Fujikoshi Corp.	6,309
500	Nagase & Co. Ltd.	6,255
2,800	NSK Ltd.	20,895
6,300	Obayashi Corp.	59,229
100	OKUMA Corp.	4,301
2,292	Parker-Hannifin Corp.	420,055
3,900	Pentair plc	148,161
11,868	Polypipe Group plc	63,481
6,900	Prysmian SpA	160,069
9,100	QinetiQ Group plc	33,519
13,213	Quanta Services, Inc.	518,346
25,600	Rexel SA	293,405
1,500	Rheinmetall AG	130,346
600	Rockwell Automation, Inc.	127,800
12,100	Rolls-Royce Holdings plc*	42,720
4,300	Roper Technologies, Inc.	1,669,518
6,800	Rotork plc	23,535
1,200	Sanwa Holdings Corp.	10,784
8,300	Schneider Electric SE	923,265
31,300	Senior plc	27,042
4,000	Shimizu Corp.	32,952
4,000	Siemens Gamesa Renewable Energy SA	71,220
8,700	Signify NV*	223,677
100	SMC Corp.	51,392
1,500	Snap-on, Inc.	207,765
5,300	Sojitz Corp.	11,584
88,351	Spirit AeroSystems Holdings, Inc. Class A	2,115,123
3,000	Stanley Black & Decker, Inc.	418,140
5,700	Sumitomo Corp.	65,558
900	Taisei Corp.	32,802
900	Thales SA	72,842
800	THK Co. Ltd.	19,918
300	TOTO Ltd.	11,535
2,200	Toyota Tsusho Corp.	56,103
4,200	Trane Technologies plc	373,716
2,800	Travis Perkins plc	39,038

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,400	Ultra Electronics Holdings plc	$59,185
18,160	United Rentals, Inc.*	2,706,566
3,300	Valmet OYJ	86,492
14,500	Valmont Industries, Inc.	1,647,490
5,800	Vesuvius plc	27,829
4,400	Vinci SA	407,983
6,100	Westinghouse Air Brake Technologies Corp.	351,177
300	WW Grainger, Inc.	94,248
100	XP Power Ltd.	4,406
1,900	Xylem, Inc.	123,424

		37,228,141

Commercial & Professional Services – 0.3%
7,800	Aggreko plc	42,896
12,200	Biffa plc	30,484
3,500	CoStar Group, Inc.*	2,487,345
1,600	Dai Nippon Printing Co. Ltd.	36,785
8,400	Elis SA*	98,551
3,900	Experian plc	136,886
5,700	Hays plc	8,440
1,800	HomeServe plc	29,101
51,600	IHS Markit Ltd.	3,895,800
1,300	Intertek Group plc	87,556
25,100	Nielsen Holdings plc	372,986
1,000	Nihon M&A Center, Inc.	45,478
3,400	Pagegroup plc	15,966
200	Park24 Co. Ltd.	3,429
500	PayPoint plc	3,711
2,100	Persol Holdings Co. Ltd.	28,952
100	Pilot Corp.	3,042
5,200	Randstad NV*	232,518
1,600	Recruit Holdings Co. Ltd.	55,024
10,100	RELX plc	233,772
15,800	Rentokil Initial plc	99,906
7,325	Robert Half International, Inc.	386,980
32,900	Serco Group plc	62,284
1,800	SPIE SA	27,047
1,100	Teleperformance*	280,150
1,300	Toppan Printing Co. Ltd.	21,735
384	Verisk Analytics, Inc.	65,357
2,300	Wolters Kluwer NV	179,643

		8,971,824

Consumer Durables & Apparel – 0.3%
400	Asics Corp.	4,573
300	Bandai Namco Holdings, Inc.	15,791
1,400	Berkeley Group Holdings plc	72,100
800	Burberry Group plc	15,808
2,600	Casio Computer Co. Ltd.	45,359
14,100	Coats Group plc	9,814
16,300	Countryside Properties plc	66,747
9,200	Crest Nicholson Holdings plc	22,489
3,600	DR Horton, Inc.	199,620
3,600	EssilorLuxottica SA*	462,990
1,600	Fujitsu General Ltd.	32,872

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
300	Games Workshop Group plc	29,810
700	Garmin Ltd.	68,250
100	Goldwin, Inc.	6,556
50,362	Hanesbrands, Inc.	568,587
1,100	Hasbro, Inc.	82,445
1,000	Haseko Corp.	12,626
400	Hermes International	335,843
6,100	HUGO BOSS AG	184,866
400	Kering SA	218,688
6,900	Leggett & Platt, Inc.	242,535
5,067	Lennar Corp. Class A	312,229
7,800	Lululemon Athletica, Inc.*	2,433,678
1,600	LVMH Moet Hennessy Louis Vuitton SE	706,392
22,200	McCarthy & Stone plc	19,647
3,100	Mohawk Industries, Inc.*	315,456
1,600	Moncler SpA*	61,526
30,278	Newell Brands, Inc.	480,815
100	NVR, Inc.*	325,875
6,600	Panasonic Corp.	57,876
2,700	Persimmon plc	76,414
7,630	PulteGroup, Inc.	259,649
300	Puma SE*	23,260
10,900	PVH Corp.	523,745
2,900	Ralph Lauren Corp.	210,308
200	Rinnai Corp.	16,749
200	Sangetsu Corp.	2,832
100	Sankyo Co. Ltd.	2,421
1,100	SEB SA	182,468
400	Sekisui Chemical Co. Ltd.	5,731
3,800	Sekisui House Ltd.	72,550
4,200	Sony Corp.	289,927
5,100	Tapestry, Inc.	67,728
35,270	Under Armour, Inc. Class A*	343,530
39,661	Under Armour, Inc. Class C*	350,603
3,577	Vistry Group plc	31,507
300	Wacoal Holdings Corp.	5,561
1,900	Whirlpool Corp.	246,107

		10,122,953

Consumer Services – 0.2%
2,700	Accor SA*	73,687
1,100	Benesse Holdings, Inc.	29,502
7,300	Carnival Corp.(a)	119,866
300	Chipotle Mexican Grill, Inc.*	315,708
1,600	Colowide Co. Ltd.	21,841
7,900	Compass Group plc	108,692
2,301	Darden Restaurants, Inc.	174,347
5,800	Domino’s Pizza Group plc	22,263
900	Domino’s Pizza, Inc.	332,496
55,900	frontdoor, Inc.*	2,478,047
700	Greggs plc	14,039
8,500	GVC Holdings plc	77,910
8,598	H&R Block, Inc.	122,779
2,000	Hilton Worldwide Holdings, Inc.	146,900
1,200	J D Wetherspoon plc	14,929

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
700	La Francaise des Jeux SAEM	$21,636
1,700	Las Vegas Sands Corp.	77,418
1,500	Marriott International, Inc. Class A	128,595
1,800	McDonald’s Corp.	332,046
8,500	MGM Resorts International	142,800
16,900	Mitchells & Butlers plc*	39,354
3,900	Norwegian Cruise Line Holdings Ltd.*(a)	64,077
300	Oriental Land Co. Ltd.	39,644
10,400	Playtech plc	36,338
100	PPHE Hotel Group Ltd.	1,355
7,800	Rank Group plc	14,156
200	Resorttrust, Inc.	2,596
2,900	Royal Caribbean Cruises Ltd.	145,870
1,400	Skylark Holdings Co. Ltd.	22,243
4,700	Sodexo SA	318,697
4,600	SSP Group plc	14,660
26,700	William Hill plc	37,722
1,100	Yoshinoya Holdings Co. Ltd.	22,734
3,200	Yum! Brands, Inc.	278,112
100	Zensho Holdings Co. Ltd.	2,022

		5,795,081

Diversified Financials – 1.1%
2,500	Acom Co. Ltd.	9,567
3,200	AEON Financial Service Co. Ltd.	35,097
1,900	AJ Bell plc	9,129
104,200	Ally Financial, Inc.	2,066,286
3,300	American Express Co.	314,160
3,300	Ameriprise Financial, Inc.	495,132
3,800	Ashmore Group plc	19,621
10,700	Bank of New York Mellon Corp. (The)	413,555
21,633	Berkshire Hathaway, Inc. Class B*	3,861,707
1,500	Brewin Dolphin Holdings plc	4,834
29,700	Capital One Financial Corp.	1,858,923
109,000	Charles Schwab Corp. (The)	3,677,660
600	Credit Saison Co. Ltd.	6,894
3,200	Deutsche Boerse AG	579,126
11,900	Discover Financial Services	596,071
200	Euronext NV	20,131
3,900	EXOR NV	223,849
4,300	Franklin Resources, Inc.	90,171
100	GRENKE AG	7,757
1,300	Hargreaves Lansdown plc	26,216
300	Hitachi Capital Corp.	6,641
9,000	IG Group Holdings plc	90,883
5,900	IntegraFin Holdings plc	33,452
57,436	Interactive Brokers Group, Inc. Class A	2,399,102
22,100	Intercontinental Exchange, Inc.	2,024,360
7,800	Intermediate Capital Group plc	124,440
62,065	Invesco Ltd.	667,820
31,200	Investec plc	62,605
1,600	Japan Exchange Group, Inc.	37,056
131,800	Jefferies Financial Group, Inc.	2,049,490

Common Stocks – (continued)
Diversified Financials – (continued)
4,800	Jupiter Fund Management plc	15,220
59,000	M&G plc	122,510
18,500	Man Group plc	29,951
1,800	MarketAxess Holdings, Inc.	901,656
8,400	Mitsubishi UFJ Lease & Finance Co. Ltd.	40,084
16,385	Moody’s Corp.	4,501,451
68,600	Morgan Stanley	3,313,380
2,900	MSCI, Inc.	968,078
2,800	Nasdaq, Inc.	334,516
28,500	Natixis SA*	75,170
1,100	Ninety One plc*	2,825
18,900	Nomura Holdings, Inc.	84,929
600	Northern Trust Corp.	47,604
6,100	ORIX Corp.	75,745
4,300	Plus500 Ltd.	70,136
2,000	Raymond James Financial, Inc.	137,660
4,200	S&P Global, Inc.	1,383,816
3,500	Sanne Group plc	27,289
400	Schroders plc	14,599
300	Sofina SA	79,216
1,900	St James’s Place plc	22,341
12,612	Standard Life Aberdeen plc	41,792
35,526	Synchrony Financial	787,256
2,500	T. Rowe Price Group, Inc.	308,750
100	Tokyo Century Corp.	5,121
100	Wendel SE	9,544
200	Zenkoku Hosho Co. Ltd.	7,556

		35,219,930

Energy – 0.4%
13,500	Baker Hughes Co.	207,765
7,600	Cabot Oil & Gas Corp.	130,568
100,200	Cairn Energy plc*	145,819
37,630	Cheniere Energy, Inc.*	1,818,282
11,900	Chevron Corp.	1,061,837
47,600	ConocoPhillips	2,000,152
5,200	Devon Energy Corp.	58,968
17,900	ENEOS Holdings, Inc.	63,806
11,400	Eni SpA	109,281
8,771	EOG Resources, Inc.	444,339
22,100	Halliburton Co.	286,858
11,500	Helmerich & Payne, Inc.	224,365
10,000	HollyFrontier Corp.	292,000
162,200	John Wood Group plc	388,920
4,900	Koninklijke Vopak NV	259,182
44,600	Marathon Oil Corp.	272,952
3,500	Marathon Petroleum Corp.	130,830
20,400	National Oilwell Varco, Inc.	249,900
6,100	OMV AG*	205,838
1,700	Phillips 66	122,230
900	Pioneer Natural Resources Co.	87,930
29,400	Royal Dutch Shell plc Class A	470,731
11,500	Royal Dutch Shell plc Class B	174,343
93,200	Saipem SpA	233,849
10,900	Schlumberger Ltd.	200,451

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
16,600	TechnipFMC plc	$115,575
16,000	Tenaris SA	103,978
27,500	TOTAL SA	1,060,357
3,400	Valero Energy Corp.	199,988
135,447	Williams Cos., Inc. (The)	2,576,202

		13,697,296

Food & Staples Retailing – 0.3%
3,900	Aeon Co. Ltd.	90,732
100	Ain Holdings, Inc.	6,565
34,977	Carrefour SA(a)	542,425
400	Cosmos Pharmaceutical Corp.	61,374
11,400	Costco Wholesale Corp.	3,456,594
127,500	J Sainsbury plc	329,965
8,400	Jeronimo Martins SGPS SA*	147,000
9,400	Kesko OYJ Class B	160,903
1,200	Kobe Bussan Co. Ltd.	68,143
32,400	Koninklijke Ahold Delhaize NV	883,032
44,600	Kroger Co. (The)	1,509,710
300	Kusuri no Aoki Holdings Co. Ltd.	23,584
1,200	Lawson, Inc.	60,360
42,700	METRO AG	405,231
2,300	Seven & i Holdings Co. Ltd.	75,241
500	Sugi Holdings Co. Ltd.	33,907
900	Sundrug Co. Ltd.	29,786
30,300	Tesco plc	85,224
400	Tsuruha Holdings, Inc.	55,245
23,700	Walgreens Boots Alliance, Inc.	1,004,643
16,900	Walmart, Inc.	2,024,282
900	Welcia Holdings Co. Ltd.	72,708
100,800	Wm Morrison Supermarkets plc	237,458

		11,364,112

Food, Beverage & Tobacco – 0.4%
500	AG Barr plc	2,798
1,100	Ajinomoto Co., Inc.	18,254
11,300	Altria Group, Inc.	443,525
8,200	Anheuser-Busch InBev SA/NV	404,231
6,100	Archer-Daniels-Midland Co.	243,390
1,900	Asahi Group Holdings Ltd.	66,732
8,100	Associated British Foods plc	191,518
1,500	Bakkavor Group plc	1,314
17,600	British American Tobacco plc	675,010
2,200	Britvic plc	20,951
8,200	Brown-Forman Corp. Class B	522,012
73,160	C&C Group plc	208,547
700	Calbee, Inc.	19,348
6,200	Campbell Soup Co.	307,706
16,500	Coca-Cola Co. (The)	737,220
2,700	Coca-Cola HBC AG	67,589
13,912	Conagra Brands, Inc.	489,285
2,700	Constellation Brands, Inc. Class A	472,365
2,000	Cranswick plc	89,588
5,100	Danone SA	354,007
4,000	Diageo plc	132,949
900	Fuji Oil Holdings, Inc.	23,157

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
10,855	General Mills, Inc.	669,211
6,100	Glanbia plc	69,320
6,500	Greencore Group plc	10,112
600	Heineken Holding NV	49,108
1,300	Heineken NV	119,853
8,600	Hershey Co. (The)	1,114,732
7,000	Imperial Brands plc	133,256
300	Ito En Ltd.	16,935
4,800	J M Smucker Co. (The)	507,888
4,700	Kellogg Co.	310,482
500	Kewpie Corp.	9,422
700	Kirin Holdings Co. Ltd.	14,756
16,900	Kraft Heinz Co. (The)	538,941
4,400	Lamb Weston Holdings, Inc.	281,292
800	Maruha Nichiro Corp.	16,385
2,145	McCormick & Co., Inc. (Non-Voting)	384,834
300	Megmilk Snow Brand Co. Ltd.	6,988
16,832	Molson Coors Beverage Co. Class B	578,348
1,100	NH Foods Ltd.	44,265
300	Nichirei Corp.	8,742
400	Nisshin Seifun Group, Inc.	5,973
600	Nissin Foods Holdings Co. Ltd.	53,160
1,900	Sapporo Holdings Ltd.	35,729
700	Suntory Beverage & Food Ltd.	27,313
13,600	Tate & Lyle plc	112,427
900	Toyo Suisan Kaisha Ltd.	50,286
30,300	TreeHouse Foods, Inc.*	1,327,140
10,500	Tyson Foods, Inc. Class A	626,955
200	Yakult Honsha Co. Ltd.	11,767
2,500	Yamazaki Baking Co. Ltd.	42,943

		12,670,059

Health Care Equipment & Services – 2.1%
52,800	Abbott Laboratories	4,827,504
200	ABIOMED, Inc.*	48,312
2,100	Alfresa Holdings Corp.	44,019
28,753	AmerisourceBergen Corp.	2,897,440
4,800	Amplifon SpA*	128,232
9,607	Anthem, Inc.	2,526,449
300	Asahi Intecc Co. Ltd.	8,562
44,600	Baxter International, Inc.	3,840,060
9,700	Becton Dickinson and Co.	2,320,919
900	BioMerieux	123,601
10,600	Cardinal Health, Inc.	553,214
300	Carl Zeiss Meditec AG	29,212
28,500	Centene Corp.*	1,811,175
7,500	Cerner Corp.	514,125
152,700	Change Healthcare, Inc.*	1,710,240
26,800	Cigna Corp.	5,029,020
52,218	ConvaTec Group plc	126,111
500	Cooper Cos., Inc. (The)	141,820
46,200	CVS Health Corp.	3,001,614
27,821	Danaher Corp.	4,919,587
21,200	DaVita, Inc.*	1,677,768

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
11,600	Dentsply Sirona, Inc.	$511,096
9,400	DexCom, Inc.*	3,810,760
1,800	DiaSorin SpA	345,682
2,600	Edwards Lifesciences Corp.*	179,686
6,600	Fresenius Medical Care AG & Co. KGaA	567,797
9,800	Fresenius SE & Co. KGaA	487,088
500	H.U. Group Holdings, Inc.	11,811
37,300	HCA Healthcare, Inc.	3,620,338
18,100	Henry Schein, Inc.*	1,056,859
1,800	Hologic, Inc.*	102,600
800	Hoya Corp.	76,607
500	IDEXX Laboratories, Inc.*	165,080
14,800	Koninklijke Philips NV*	690,386
3,887	Laboratory Corp. of America Holdings*	645,669
1,700	M3, Inc.	72,218
22,214	McKesson Corp.	3,408,072
82,272	Mediclinic International plc	270,273
2,800	Medipal Holdings Corp.	54,042
46,800	Medtronic plc	4,291,560
900	Nihon Kohden Corp.	30,249
2,700	Olympus Corp.	51,982
22,000	Quest Diagnostics, Inc.	2,507,120
7,900	ResMed, Inc.	1,516,800
1,000	Ship Healthcare Holdings, Inc.	41,851
500	Suzuken Co. Ltd.	18,680
700	Toho Holdings Co. Ltd.	13,083
24,400	UDG Healthcare plc	216,871
19,900	UnitedHealth Group, Inc.	5,869,505
9,500	Universal Health Services, Inc. Class B	882,455
9,700	Veeva Systems, Inc. Class A*	2,273,874
5,600	Zimmer Biomet Holdings, Inc.	668,416

		70,737,494

Household & Personal Products – 0.1%
1,000	Beiersdorf AG	113,714
1,700	Church & Dwight Co., Inc.	131,410
3,800	Clorox Co. (The)	833,606
300	Fancl Corp.	8,939
600	Kao Corp.	47,615
400	Kobayashi Pharmaceutical Co. Ltd.	35,170
1,000	L’Oreal SA	322,747
200	Pola Orbis Holdings, Inc.	3,492
23,000	Procter & Gamble Co. (The)	2,750,110
700	PZ Cussons plc	1,603
1,800	Reckitt Benckiser Group plc	165,597
200	Rohto Pharmaceutical Co. Ltd.	6,353
1,200	Unicharm Corp.	49,215
2,900	Unilever plc	156,429

		4,626,000

Insurance – 0.3%
2,900	Admiral Group plc	82,241
141,400	Aegon NV	417,974

Common Stocks – (continued)
Insurance – (continued)
8,400	Aflac, Inc.	302,652
6,000	Ageas SA/NV	212,639
1,300	Allianz SE (Registered)	265,645
12,500	Allstate Corp. (The)	1,212,375
19,800	American International Group, Inc.	617,364
2,012	Aon plc Class A	387,511
1,000	Arthur J Gallagher & Co.	97,490
5,300	ASR Nederland NV	163,067
21,700	Assicurazioni Generali SpA	329,629
9,600	Assurant, Inc.	991,584
42,000	Aviva plc	142,354
6,400	Beazley plc	32,446
30,800	CNP Assurances*	357,232
13,800	Direct Line Insurance Group plc	46,272
800	Everest Re Group Ltd.	164,960
1,700	Hannover Rueck SE	293,801
12,100	Hartford Financial Services Group, Inc. (The)	466,455
8,600	Japan Post Holdings Co. Ltd.	61,375
3,500	Japan Post Insurance Co. Ltd.	46,117
71,100	Just Group plc*	46,368
53,100	Legal & General Group plc	144,764
10,700	Lincoln National Corp.	393,653
48,000	Mapfre SA	85,713
3,600	Marsh & McLennan Cos., Inc.	386,532
1,500	MS&AD Insurance Group Holdings, Inc.	41,308
10,600	NN Group NV	356,243
15,700	Poste Italiane SpA	137,143
11,000	Principal Financial Group, Inc.	456,940
5,000	Progressive Corp. (The)	400,550
9,300	Prudential Financial, Inc.	566,370
7,400	RSA Insurance Group plc	37,477
900	Sabre Insurance Group plc	2,955
500	Sompo Holdings, Inc.	17,213
400	Sony Financial Holdings, Inc.	9,658
4,900	T&D Holdings, Inc.	42,087
1,000	Tokio Marine Holdings, Inc.	43,773
3,000	Travelers Cos., Inc. (The)	342,150
32,200	Unum Group	534,198

		10,736,278

Materials – 0.8%
200	ADEKA Corp.	2,659
5,120	Air Liquide SA	740,285
1,877	Akzo Nobel NV	168,631
6,000	Anglo American plc	138,319
4,600	Antofagasta plc	53,242
39,800	ArcelorMittal SA*	421,556
2,300	Arkema SA	221,085
1,200	Avery Dennison Corp.	136,908
27,500	Ball Corp.	1,910,975
10,600	BASF SE	595,395
26,600	Celanese Corp.	2,296,644
37,100	Centamin plc	84,687
6,800	CF Industries Holdings, Inc.	191,352

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,700	Corteva, Inc.	$99,123
4,500	Covestro AG	171,397
20,200	CRH plc	694,549
300	Croda International plc	19,485
1,100	Daicel Corp.	8,525
100	Daido Steel Co. Ltd.	3,070
10,100	Dow, Inc.	411,676
400	Dowa Holdings Co. Ltd.	12,141
3,200	DuPont de Nemours, Inc.	170,016
3,285	Eastman Chemical Co.	228,767
500	Ecolab, Inc.	99,475
56,800	Elementis plc	45,325
1,100	Evonik Industries AG	28,017
24,300	Evraz plc	86,097
43,600	Ferrexpo plc	93,636
6,100	FMC Corp.	607,682
200	FP Corp.	16,016
124,400	Glencore plc*	264,998
7,700	HeidelbergCement AG	412,195
1,600	Hitachi Metals Ltd.	19,177
1,600	Huhtamaki OYJ*	63,297
8,100	International Paper Co.	285,201
1,900	JSR Corp.	36,860
900	Kansai Paint Co. Ltd.	19,019
3,708	Koninklijke DSM NV	514,737
1,900	LANXESS AG	100,475
11,347	Linde plc	2,406,812
500	Lintec Corp.	11,917
2,800	LyondellBasell Industries NV Class A	184,016
10,200	Martin Marietta Materials, Inc.	2,107,014
7,800	Mitsubishi Chemical Holdings Corp.	45,487
1,100	Mitsubishi Gas Chemical Co., Inc.	16,730
1,000	Mitsubishi Materials Corp.	21,116
1,400	Mitsui Chemicals, Inc.	29,283
800	Mitsui Mining & Smelting Co. Ltd.	16,394
16,200	Mosaic Co. (The)	202,662
23,700	Newmont Corp.	1,463,238
4,900	Nippon Light Metal Holdings Co. Ltd.	8,584
800	Nippon Paint Holdings Co. Ltd.	58,349
300	Nitto Denko Corp.	17,007
100	NOF Corp.	3,462
5,800	Nucor Corp.	240,178
3,100	Packaging Corp. of America	309,380
75,600	Petropavlovsk plc*	23,420
5,800	Polymetal International plc	116,120
3,600	PPG Industries, Inc.	381,816
1,800	Rengo Co. Ltd.	14,673
3,600	Rhi Magnesita NV	109,871
1,800	Rio Tinto plc	101,298
11,800	Scotts Miracle-Gro Co. (The)	1,586,746
2,400	Sealed Air Corp.	78,840
4,800	Sherwin-Williams Co. (The)	2,773,680
700	Shin-Etsu Chemical Co. Ltd.	82,153

Common Stocks – (continued)
Materials – (continued)
600	Showa Denko KK	13,543
4,700	Smurfit Kappa Group plc	157,166
2,000	Solvay SA	160,452
16,800	Stora Enso OYJ Class R	201,085
200	Sumitomo Bakelite Co. Ltd.	5,649
700	Sumitomo Metal Mining Co. Ltd.	19,719
200	Sumitomo Osaka Cement Co. Ltd.	7,047
2,000	Symrise AG	233,693
1,400	Synthomer plc	4,825
700	Taiheiyo Cement Corp.	16,264
400	Taiyo Nippon Sanso Corp.	6,689
1,100	Teijin Ltd.	17,514
700	Tokai Carbon Co. Ltd.	6,615
700	Tokuyama Corp.	16,562
1,000	Tokyo Ohka Kogyo Co. Ltd.	50,150
6,700	Toray Industries, Inc.	31,624
1,100	Tosoh Corp.	15,111
2,000	Toyo Seikan Group Holdings Ltd.	22,555
1,000	Toyobo Co. Ltd.	13,933
1,300	Ube Industries Ltd.	22,405
5,100	Umicore SA	240,741
6,600	UPM-Kymmene OYJ	191,167
800	Victrex plc	19,339
10,700	voestalpine AG	231,071
800	Vulcan Materials Co.	92,680
9,200	WestRock Co.	259,992
2,700	Wienerberger AG*	58,819
800	Yamato Kogyo Co. Ltd.	16,360

		26,015,710

Media & Entertainment – 3.2%
200	4imprint Group plc	6,097
98,612	Activision Blizzard, Inc.	7,484,651
7,936	Alphabet, Inc. Class A*	11,253,645
5,235	Alphabet, Inc. Class C*	7,400,248
5,100	Altice Europe NV*	19,724
3,900	Auto Trader Group plc	25,392
80,727	Bollore SA	254,724
1,200	Capcom Co. Ltd.	43,924
4,200	Charter Communications, Inc. Class A*	2,142,168
187,300	Cineworld Group plc	140,607
115,860	Comcast Corp. Class A	4,516,223
42,300	Discovery, Inc. Class A*	892,530
47,900	Discovery, Inc. Class C*	922,554
29,000	Electronic Arts, Inc.*	3,829,450
83,681	Facebook, Inc. Class A*	19,001,445
19,100	Fox Corp. Class A	512,262
18,500	Fox Corp. Class B	496,540
800	Future plc	12,627
700	GungHo Online Entertainment, Inc.	12,515
6,000	Hakuhodo DY Holdings, Inc.	71,610
41,100	Interpublic Group of Cos., Inc. (The)	705,276
600	Kakaku.com, Inc.	15,285
17,400	Liberty Broadband Corp. Class C*	2,156,904

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
59,863	Liberty Media Corp.-Liberty Formula One Class A*	$1,746,802
70,300	Liberty Media Corp.-Liberty SiriusXM Class C*	2,421,835
89,938	Live Nation Entertainment, Inc.*	3,986,952
10,700	Netflix, Inc.*	4,868,928
183,700	News Corp. Class A	2,178,682
17,309	News Corp. Class B	206,843
1,900	Nexon Co. Ltd.	42,857
300	Nintendo Co. Ltd.	134,121
8,400	Nippon Television Holdings, Inc.	90,980
7,700	Omnicom Group, Inc.	420,420
9,300	ProSiebenSat.1 Media SE*	111,137
7,548	Publicis Groupe SA	245,197
4,500	Rightmove plc	30,418
40,600	Roku, Inc.*	4,731,118
4,000	Scout24 AG	309,471
600	Square Enix Holdings Co. Ltd.	30,398
20,700	Take-Two Interactive Software, Inc.*	2,889,099
3,200	TV Asahi Holdings Corp.	46,622
900	Ubisoft Entertainment SA*	74,529
90,800	ViacomCBS, Inc.	2,117,456
53,345	Walt Disney Co. (The)	5,948,501
95,900	World Wrestling Entertainment, Inc. Class A(a)	4,166,855
2,100	WPP plc	16,372
40,300	Zillow Group, Inc. Class A*	2,316,444
34,200	Zillow Group, Inc. Class C*	1,970,262
383,300	Zynga, Inc. Class A*	3,656,682

		106,675,382

Pharmaceuticals, Biotechnology & Life Sciences – 1.7%
38,100	AbbVie, Inc.	3,740,658
5,600	Alexion Pharmaceuticals, Inc.*	628,544
15,100	Amgen, Inc.	3,561,486
500	Argenx SE*	112,546
6,700	Astellas Pharma, Inc.	111,887
4,400	AstraZeneca plc	457,927
17,500	Bayer AG (Registered)	1,297,162
14,300	Biogen, Inc.*	3,825,965
3,900	Bio-Rad Laboratories, Inc. Class A*	1,760,811
84,500	Bristol-Myers Squibb Co.	4,968,600
10,400	Charles River Laboratories International, Inc.*	1,813,240
3,000	Chugai Pharmaceutical Co. Ltd.	160,620
1,500	Daiichi Sankyo Co. Ltd.	122,687
600	Eisai Co. Ltd.	47,669
10,700	Eli Lilly and Co.	1,756,726
100	Eurofins Scientific SE*	63,073
3,400	Galapagos NV*	671,085
700	Genus plc	30,643
36,632	Gilead Sciences, Inc.	2,818,466
45,300	GlaxoSmithKline plc	915,046
7,900	Grifols SA	240,224

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
6,000	Hikma Pharmaceuticals plc	164,647
700	Hisamitsu Pharmaceutical Co., Inc.	37,839
4,100	Incyte Corp.*	426,277
1,100	Ipsen SA	93,315
2,700	IQVIA Holdings, Inc.*	383,076
21,449	Johnson & Johnson	3,016,373
300	Kaken Pharmaceutical Co. Ltd.	15,363
2,000	Kissei Pharmaceutical Co. Ltd.	50,529
800	Kyowa Kirin Co. Ltd.	21,060
8,000	Merck & Co., Inc.	618,640
6,200	Merck KGaA	721,977
300	Mettler-Toledo International, Inc.*	241,665
900	Mochida Pharmaceutical Co. Ltd.	33,537
400	MorphoSys AG*	50,715
52,966	Mylan NV*	851,693
13,595	Neurocrine Biosciences, Inc.*	1,658,590
2,100	Ono Pharmaceutical Co. Ltd.	61,292
4,400	Orion OYJ Class B	213,375
2,300	Otsuka Holdings Co. Ltd.	100,238
1,800	PerkinElmer, Inc.	176,562
6,300	Perrigo Co. plc	348,201
50,400	Pfizer, Inc.	1,648,080
6,761	PureTech Health plc*	22,357
400	Recordati SpA	20,015
2,700	Regeneron Pharmaceuticals, Inc.*	1,683,855
7,800	Sanofi	795,481
1,300	Santen Pharmaceutical Co. Ltd.	23,932
600	Sartorius Stedim Biotech	152,123
1,000	Sawai Pharmaceutical Co. Ltd.	51,398
3,000	Sumitomo Dainippon Pharma Co. Ltd.	41,573
400	Taisho Pharmaceutical Holdings Co. Ltd.	24,547
2,900	Takeda Pharmaceutical Co. Ltd.	104,191
12,950	Thermo Fisher Scientific, Inc.	4,692,303
300	Tsumura & Co.	7,857
3,700	UCB SA	429,372
22,400	United Therapeutics Corp.*	2,710,400
5,400	Vertex Pharmaceuticals, Inc.*	1,567,674
800	Waters Corp.*	144,320
20,027	Zoetis, Inc.	2,744,500

		55,254,007

Real Estate – 0.9%
2,000	Aedifica SA (REIT)	219,020
6,700	alstria office REIT-AG (REIT)	99,717
27,147	American Tower Corp. (REIT)	7,018,585
37,828	Assura plc (REIT)	36,707
2,400	Big Yellow Group plc (REIT)	29,874
2,500	BMO Commercial Property Trust Ltd. (REIT)	1,953
5,100	CBRE Group, Inc. Class A*	230,622
1,400	CLS Holdings plc	3,220
306	Cofinimmo SA (REIT)	42,199
6	Covivio (REIT)	435
30,200	Crown Castle International Corp. (REIT)	5,053,970

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
8,390	Equinix, Inc. (REIT)	$5,892,297
95,500	Gaming and Leisure Properties, Inc. (REIT)	3,304,300
54,000	GCP Student Living plc (REIT)	83,118
300	Gecina SA (REIT)	37,052
7,200	Grainger plc	25,549
700	Great Portland Estates plc (REIT)	5,484
158,500	Host Hotels & Resorts, Inc. (REIT)	1,710,215
2,100	Hulic Co. Ltd.	19,826
1,000	ICADE (REIT)	69,828
500	IMMOFINANZ AG*	8,547
1,600	Inmobiliaria Colonial SOCIMI SA (REIT)*	14,147
14,700	IWG plc	48,323
8,000	Kojamo OYJ	169,070
1,600	Land Securities Group plc (REIT)	10,932
2,415	LondonMetric Property plc (REIT)	6,304
3,900	LXI REIT plc (REIT)	5,499
1,600	Merlin Properties Socimi SA (REIT)	13,333
1,400	Mitsubishi Estate Co. Ltd.	20,863
200	Nomura Real Estate Holdings, Inc.	3,723
300	Open House Co. Ltd.	10,288
21,920	Primary Health Properties plc (REIT)	42,480
7,400	Prologis, Inc. (REIT)	690,642
7,700	Safestore Holdings plc (REIT)	69,405
900	Savills plc	9,179
10,156	SBA Communications Corp. (REIT)	3,025,675
12,435	Segro plc (REIT)	137,531
500	Shaftesbury plc (REIT)	3,272
22,900	Sirius Real Estate Ltd.	21,751
2,600	St Modwen Properties plc	11,168
3,200	Tritax Big Box REIT plc (REIT)	5,749
2,923	Warehouses De Pauw CVA (REIT)	80,304
800	Workspace Group plc (REIT)	6,489

		28,298,645

Retailing – 1.8%
100	ABC-Mart, Inc.	5,866
1,600	Advance Auto Parts, Inc.	227,920
11,276	Amazon.com, Inc.*	31,108,454
200	AutoZone, Inc.*	225,624
3,300	Best Buy Co., Inc.	287,991
300	Booking Holdings, Inc.*	477,702
21,213	CarMax, Inc.*	1,899,624
43,100	Carvana Co.*(a)	5,180,620
3,400	Delivery Hero SE*	349,409
36,000	Dixons Carphone plc	40,010
8,700	Dollar General Corp.	1,657,437
3,060	Dollar Tree, Inc.*	283,601
4,300	Dunelm Group plc	63,349
6,138	eBay, Inc.	321,938
44,700	Etsy, Inc.*	4,748,481
3,100	Expedia Group, Inc.	254,820

Common Stocks – (continued)
Retailing – (continued)
7,200	Frasers Group plc*	27,282
13,930	Gap, Inc. (The)	175,797
1,400	Genuine Parts Co.	121,744
300	H2O Retailing Corp.	2,007
9,800	HelloFresh SE*	524,250
25,250	Home Depot, Inc. (The)	6,325,378
4,100	Inchcape plc	24,917
18,800	Industria de Diseno Textil SA	498,829
500	Izumi Co. Ltd.	15,850
7,100	J Front Retailing Co. Ltd.	47,500
3,600	JD Sports Fashion plc	27,708
700	Just Eat Takeaway.com NV*	73,168
11,200	Kingfisher plc	30,813
14,200	Kohl’s Corp.	294,934
1,000	K’s Holdings Corp.	13,660
13,200	L Brands, Inc.	197,604
9,872	LKQ Corp.*	258,646
3,300	Lowe’s Cos., Inc.	445,896
27,800	Marks & Spencer Group plc	34,090
1,000	Moneysupermarket.com Group plc	4,011
400	Nitori Holdings Co. Ltd.	78,428
9,700	Nordstrom, Inc.(a)	150,253
2,200	Ocado Group plc*	55,287
400	O’Reilly Automotive, Inc.*	168,668
1,000	Pan Pacific International Holdings Corp.	22,017
25,900	Pets at Home Group plc	76,626
3,400	Rakuten, Inc.	30,032
2,177	Ross Stores, Inc.	185,567
100	Sanrio Co. Ltd.	1,551
300	Shimachu Co. Ltd.	8,338
300	Shimamura Co. Ltd.	20,320
10,900	Target Corp.	1,307,237
5,800	TJX Cos., Inc. (The)	293,248
1,400	Tractor Supply Co.	184,506
1,500	Trainline plc*	8,084
900	Ulta Beauty, Inc.*	183,078
200	USS Co. Ltd.	3,206
4,200	Vivo Energy plc	4,200
1,300	Watches of Switzerland Group plc*	4,518
1,100	WH Smith plc	14,976
8,100	Yamada Denki Co. Ltd.	40,179
1,300	Zalando SE*	92,223
500	ZOZO, Inc.	11,146

		59,220,618

Semiconductors & Semiconductor Equipment – 1.5%
27,700	Advanced Micro Devices, Inc.*	1,457,297
1,600	Advantest Corp.	91,313
2,000	Analog Devices, Inc.	245,280
57,900	Applied Materials, Inc.	3,500,055
6,400	ASM International NV	985,259
3,200	ASML Holding NV	1,170,602
5,400	BE Semiconductor Industries NV	239,435
3,001	Broadcom, Inc.	947,146
8,200	Dialog Semiconductor plc*	374,811

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
200	Disco Corp.	$48,778
65,000	Entegris, Inc.	3,838,250
20,900	Infineon Technologies AG	489,733
93,600	Intel Corp.	5,600,088
15,147	Lam Research Corp.	4,899,449
700	Lasertec Corp.	66,171
2,300	Maxim Integrated Products, Inc.	139,403
24,300	Microchip Technology, Inc.	2,559,033
142,618	Micron Technology, Inc.*	7,347,679
23,190	NVIDIA Corp.	8,810,113
9,900	Qorvo, Inc.*	1,094,247
33,059	QUALCOMM, Inc.	3,015,311
9,500	Renesas Electronics Corp.*	48,834
200	Rohm Co. Ltd.	13,298
200	SCREEN Holdings Co. Ltd.	9,396
8,500	Skyworks Solutions, Inc.	1,086,810
20,500	STMicroelectronics NV	560,029
1,500	SUMCO Corp.	23,061
3,900	Texas Instruments, Inc.	495,183
300	Tokyo Electron Ltd.	74,023
900	Ulvac, Inc.	26,129

		49,256,216

Software & Services – 5.1%
3,400	Accenture plc Class A	730,048
14,800	Adobe, Inc.*	6,442,588
300	Adyen NV*	436,648
37,100	Akamai Technologies, Inc.*	3,973,039
18,300	Alliance Data Systems Corp.	825,696
3,200	Alten SA*	276,504
8,600	Amadeus IT Group SA	451,519
12,700	ANSYS, Inc.*	3,704,971
3,504	Atos SE*	300,409
12,900	Avast plc	84,313
1,500	AVEVA Group plc	76,055
2,400	Bechtle AG	425,378
9,900	CACI International, Inc. Class A*	2,147,112
4,000	Capgemini SE	461,606
28,100	Citrix Systems, Inc.	4,156,271
29,700	Cognizant Technology Solutions Corp. Class A	1,687,554
3,700	Computacenter plc	74,990
20,400	Coupa Software, Inc.*	5,651,616
1,200	Dassault Systemes SE	208,312
51,600	DXC Technology Co.	851,400
2,678	Edenred	117,452
7,400	Equiniti Group plc	13,367
38,000	Fidelity National Information Services, Inc.	5,095,420
16,600	Finablr plc*(b)	2,268
5,600	Fiserv, Inc.*	546,672
1,600	FleetCor Technologies, Inc.*	402,448
4,100	Fortinet, Inc.*	562,807
1,340	Fujitsu Ltd.	156,892
2,400	Gartner, Inc.*	291,192
52,276	Genpact Ltd.	1,909,119

Common Stocks – (continued)
Software & Services – (continued)
200	GMO Payment Gateway, Inc.	20,919
24,500	GoDaddy, Inc. Class A*	1,796,585
300	Infomart Corp.	2,076
9,800	International Business Machines Corp.	1,183,546
2,907	Intuit, Inc.	861,024
1,300	Itochu Techno-Solutions Corp.	48,889
3,400	Jack Henry & Associates, Inc.	625,702
1,394	Kainos Group plc	12,937
19,600	Leidos Holdings, Inc.	1,835,932
30,452	Mastercard, Inc. Class A	9,004,656
2,296	Micro Focus International plc	12,249
154,621	Microsoft Corp.	31,466,920
2,200	Nemetschek SE	151,167
1,100	NET One Systems Co. Ltd.	36,714
47,900	New Relic, Inc.*	3,300,310
21,200	Nexi SpA*	367,620
400	Nihon Unisys Ltd.	12,576
2,500	Nomura Research Institute Ltd.	68,282
266,427	NortonLifeLock, Inc.	5,283,247
2,800	NTT Data Corp.	31,305
184,824	Nuance Communications, Inc.*	4,676,971
200	Obic Co. Ltd.	35,248
10,400	Okta, Inc.*	2,082,392
14,862	Oracle Corp.	840,426
500	Otsuka Corp.	26,408
14,144	Palo Alto Networks, Inc.*	3,248,452
89,363	PayPal Holdings, Inc.*	15,569,715
21,800	Pegasystems, Inc.	2,205,506
25,000	Proofpoint, Inc.*	2,778,000
11,500	RingCentral, Inc. Class A*	3,277,615
4,000	Sage Group plc (The)	33,204
34,857	salesforce.com, Inc.*	6,529,762
9,000	SAP SE	1,258,106
700	SCSK Corp.	34,247
8,776	ServiceNow, Inc.*	3,554,807
4,600	Softcat plc	62,216
1,100	Sopra Steria Group	136,081
11,900	Splunk, Inc.*	2,364,530
19,100	Synopsys, Inc.*	3,724,500
1,700	TeamViewer AG*	92,824
1,300	TIS, Inc.	27,524
7,300	Trade Desk, Inc. (The) Class A*	2,967,450
200	Trend Micro, Inc.	11,177
4,500	Tyler Technologies, Inc.*	1,560,960
3,934	VeriSign, Inc.*	813,669
49,494	Visa, Inc. Class A	9,560,756
27,500	Western Union Co. (The)	594,550
4,820	Worldline SA*	420,253
32,800	Zendesk, Inc.*	2,903,784

		169,577,455

Technology Hardware & Equipment – 1.6%
5,000	Alps Alpine Co. Ltd.	64,446
600	Amano Corp.	12,484
3,400	Amphenol Corp. Class A	325,754

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
1,900	Anritsu Corp.	$45,139
81,219	Apple, Inc.	29,628,691
2,200	Arista Networks, Inc.*	462,066
300	Azbil Corp.	9,169
2,700	Brother Industries Ltd.	48,781
900	Canon Marketing Japan, Inc.	18,404
1,400	Canon, Inc.	27,927
4,900	CDW Corp.	569,282
78,026	Cisco Systems, Inc.	3,639,133
1,400	Citizen Watch Co. Ltd.	4,564
56,100	Dell Technologies, Inc. Class C*	3,082,134
5,500	Electrocomponents plc	45,784
9,802	F5 Networks, Inc.*	1,367,183
20,492	FLIR Systems, Inc.	831,360
1,600	FUJIFILM Holdings Corp.	68,483
3,700	Halma plc	105,414
700	Hamamatsu Photonics KK	30,481
66,400	Hewlett Packard Enterprise Co.	646,072
2,920	Hitachi Ltd.	92,812
600	Horiba Ltd.	31,743
50,200	HP, Inc.	874,986
1,500	Ibiden Co. Ltd.	43,905
10,487	Juniper Networks, Inc.	239,733
400	Keyence Corp.	167,625
4,200	Keysight Technologies, Inc.*	423,276
4,900	Konica Minolta, Inc.	17,040
600	Kyocera Corp.	32,751
5,714	Motorola Solutions, Inc.	800,703
1,400	Murata Manufacturing Co. Ltd.	82,528
12,121	NetApp, Inc.	537,809
1,000	Nippon Electric Glass Co. Ltd.	15,708
110,400	Nokia OYJ	482,433
1,600	Oki Electric Industry Co. Ltd.	15,458
1,000	Omron Corp.	66,978
900	Oxford Instruments plc	15,994
100	Renishaw plc	4,974
4,800	Ricoh Co. Ltd.	34,443
27,500	Seagate Technology plc	1,331,275
3,300	Seiko Epson Corp.	37,804
1,400	Spectris plc	43,726
10,800	Spirent Communications plc	32,312
1,600	Taiyo Yuden Co. Ltd.	50,033
300	TDK Corp.	29,865
10,000	TE Connectivity Ltd.	815,500
3,800	Topcon Corp.	30,737
5,200	Western Digital Corp.	229,580
1,100	Yokogawa Electric Corp.	17,235
18,489	Zebra Technologies Corp. Class A*	4,732,259

		52,363,976

Telecommunication Services – 0.3%
38,400	Airtel Africa plc	29,825
97,700	AT&T, Inc.	2,953,471
21,300	BT Group plc	30,124
7,200	Cellnex Telecom SA	439,760
72,109	CenturyLink, Inc.	723,253

Common Stocks – (continued)
Telecommunication Services – (continued)
38,700	Deutsche Telekom AG (Registered)	649,357
4,300	Elisa OYJ	261,662
6,500	KDDI Corp.	193,942
10,600	Nippon Telegraph & Telephone Corp.	246,974
6,900	NTT DOCOMO, Inc.	183,181
804,900	Telecom Italia SpA	317,401
7,100	Telefonica Deutschland Holding AG	20,939
61,900	Telefonica SA	296,054
76,625	Verizon Communications, Inc.	4,224,336
107,600	Vodafone Group plc	171,058

		10,741,337

Transportation – 0.3%
2,100	Abertis Infraestructuras SA*(b)	15,265
11,400	Alaska Air Group, Inc.	413,364
6,000	American Airlines Group, Inc.(a)	78,420
1,200	ANA Holdings, Inc.*	27,424
12,900	Atlantia SpA*	208,662
300	Central Japan Railway Co.	46,397
3,900	CH Robinson Worldwide, Inc.	308,334
200	Clarkson plc	5,570
4,200	CSX Corp.	292,908
17,153	Delta Air Lines, Inc.	481,142
32,500	Deutsche Lufthansa AG (Registered)*(a)	326,057
11,200	Deutsche Post AG (Registered)	411,263
1,000	Expeditors International of Washington, Inc.	76,040
14,300	FedEx Corp.	2,005,146
80,500	Firstgroup plc*	50,437
4,700	Go-Ahead Group plc (The)	48,754
1,700	Japan Airlines Co. Ltd.	30,677
100	Japan Airport Terminal Co. Ltd.	4,267
1,300	Kamigumi Co. Ltd.	25,566
200	Keikyu Corp.	3,060
400	Kyushu Railway Co.	10,393
14,700	National Express Group plc	34,215
4,300	Old Dominion Freight Line, Inc.	729,237
28,000	Royal Mail plc	63,107
300	Sankyu, Inc.	11,307
12,600	Southwest Airlines Co.	430,668
37,100	Stagecoach Group plc	27,483
200	Tobu Railway Co. Ltd.	6,608
19,100	Union Pacific Corp.	3,229,237
13,000	United Airlines Holdings, Inc.*	449,930
800	Wizz Air Holdings plc*	33,054
600	Yamato Holdings Co. Ltd.	13,024

		9,897,016

Utilities – 0.7%
143,600	A2A SpA	204,118
100	Acciona SA	9,838
20,813	AES Corp. (The)	301,580

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
400	Ameren Corp.	$28,144
24,652	American Water Works Co., Inc.	3,171,726
800	Atmos Energy Corp.	79,664
27,200	CenterPoint Energy, Inc.	507,824
123,800	Centrica plc	58,824
1,300	Chugoku Electric Power Co., Inc. (The)	17,332
1,640	CMS Energy Corp.	95,809
4,900	Consolidated Edison, Inc.	352,457
22,670	ContourGlobal plc	53,274
29,200	Drax Group plc	93,190
3,500	DTE Energy Co.	376,250
4,400	Duke Energy Corp.	351,516
3,600	Edison International	195,516
83,700	EDP – Energias de Portugal SA	399,522
7,895	Electricite de France SA	73,400
1,000	Elia Group SA/NV	108,791
4,200	Enagas SA	102,747
2,100	Endesa SA	52,093
117,800	Enel SpA	1,018,787
15,800	Engie SA*	195,951
5,500	Evergy, Inc.	326,095
13,200	Exelon Corp.	479,028
42,412	FirstEnergy Corp.	1,644,737
10,900	Fortum OYJ	207,952
17,400	Hera SpA*	65,333
4,200	Hokuriku Electric Power Co.	26,722
96,000	Iberdrola SA	1,120,770
14,700	Italgas SpA	85,549
900	Kansai Electric Power Co., Inc. (The)	8,721
4,200	Naturgy Energy Group SA	78,409
13,100	NextEra Energy, Inc.	3,146,227
9,700	NiSource, Inc.	220,578
14,098	NRG Energy, Inc.	459,031
1,500	Osaka Gas Co. Ltd.	29,650
7,200	Pennon Group plc	99,703
1,600	Pinnacle West Capital Corp.	117,264
6,500	PPL Corp.	167,960
5,900	Public Service Enterprise Group, Inc.	290,044
1,100	Rubis SCA	53,033
8,800	RWE AG	308,062
3,400	Severn Trent plc	104,053
2,800	Shikoku Electric Power Co., Inc.	20,603
18,300	Snam SpA	89,215
2,500	Southern Co. (The)	129,625
22,200	SSE plc	375,915
7,200	Suez SA	84,626
800	Telecom Plus plc	14,162
300	Toho Gas Co. Ltd.	14,995
2,100	Tohoku Electric Power Co., Inc.	19,949
1,100	Tokyo Gas Co. Ltd.	26,339
7,200	United Utilities Group plc	80,905
11,800	Veolia Environnement SA	266,458
1,200	Verbund AG Class A	53,895

Common Stocks – (continued)
Utilities – (continued)
219,448	Vistra Energy Corp.	4,086,122
9,200	WEC Energy Group, Inc.	806,380

		22,956,463

TOTAL COMMON STOCKS
(Cost $739,457,440)		$848,694,036

Exchange Traded Funds – 9.5%
60,856	Energy Select Sector SPDR Fund	$2,303,400
113,383	Health Care Select Sector SPDR Fund	11,346,237
3,076,784	Invesco Senior Loan ETF(a)	65,689,338
310,092	SPDR Bloomberg Barclays Convertible Securities ETF	18,760,566
168,414	SPDR Dow Jones International Real Estate ETF(a)	4,853,691
54,112	SPDR Dow Jones REIT ETF(a)	4,222,359
5,260,421	Vanguard FTSE Emerging Markets ETF	208,365,276

TOTAL EXCHANGE TRADED FUNDS
(Cost $308,468,090)		$315,540,867

Shares	Dividend Rate	Value

Investment Company(c) – 57.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,896,151,926	0.155%	$1,896,151,926
(Cost $1,896,151,926)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,944,077,456)		$3,060,386,829

Securities Lending Reinvestment Vehicle(c) – 1.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
45,070,513	0.155%	$45,070,513
(Cost $45,070,513)

TOTAL INVESTMENTS – 93.8%
(Cost $2,989,147,969)		$3,105,457,342

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%		206,195,191

NET ASSETS – 100.0%		$3,311,652,533

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
EURIBOR	—Euro Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
ILS	—Israel New Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
PHP	—Philippines Peso
TWD	—Taiwan Dollar
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Chase Bank NA	AUD	5,150,000	USD	3,537,737	07/23/2020	$16,746
	CHF	10,000,000	USD	10,511,982	07/23/2020	49,490
	PHP	512,290,000	USD	10,215,562	07/29/2020	68,462
	TWD	126,030,000	USD	4,266,419	07/01/2020	5,133
	TWD	100,830,000	USD	3,427,027	07/29/2020	18,838
	USD	11,008,772	JPY	1,176,770,000	07/27/2020	106,670

TOTAL						$265,339

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Chase Bank NA	IDR	93,181,850,000	USD	6,506,949	07/29/2020	$(122,035)
	ILS	11,610,000	USD	3,356,733	07/23/2020	(3,287)
	USD	63,020,362	EUR	56,300,000	07/23/2020	(262,943)
	USD	19,239,261	GBP	15,550,000	07/23/2020	(31,510)
	USD	3,481,245	INR	266,270,000	07/29/2020	(33,434)
	USD	4,211,392	TWD	126,030,000	07/01/2020	(60,160)

TOTAL						$(513,369)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
100 oz Gold	49	08/27/2020	$8,809,220	$369,045
3 Month Canadian Bankers Acceptance	41	09/14/2020	7,509,695	35,647
3 Month Canadian Bankers Acceptance	47	12/14/2020	8,607,810	46,983
3 Month Canadian Bankers Acceptance	50	03/15/2021	9,158,625	4,477
3 Month Eurodollar	22	09/14/2020	5,485,425	52,299
3 Month Eurodollar	38	12/14/2020	9,471,975	147,187
Australia 10 Year Bond	160	09/15/2020	16,375,444	11,784
Canada 10 Year Bond	189	09/21/2020	21,411,461	62,439
DAX Index	15	09/18/2020	5,192,887	(11,386)
EURO STOXX 50 Index	2,899	09/18/2020	104,973,965	(359,107)
Euro-Bobl	427	09/08/2020	64,711,387	214,818
Euro-BTP	64	09/08/2020	10,327,572	204,284
Euro-Bund	375	09/08/2020	74,222,624	654,371
Euro-Buxl	24	09/08/2020	5,887,859	145,356
Euro-OAT	124	09/08/2020	23,316,984	266,969
Euro-Schatz	40	09/08/2020	5,038,898	(1,186)
FTSE 100 Index	397	09/18/2020	30,240,948	(301,186)
Long Gilt	212	09/28/2020	36,111,885	120,542
MSCI Taiwan Index	96	07/30/2020	4,153,920	(21,287)
NASDAQ 100 E-Mini Index	373	09/18/2020	75,698,485	2,668,487
TOPIX Index	89	09/10/2020	12,846,168	(536,393)
U.S. Treasury 2 Year Note	593	09/30/2020	130,946,445	54,999
U.S. Treasury 5 Year Note	611	09/30/2020	76,823,703	222,267
U.S. Treasury 10 Year Note	650	09/21/2020	90,441,406	353,673
U.S. Treasury Long Bond	120	09/21/2020	21,420,000	120,210

Total				$4,525,292
Short position contracts:
3 Month Euro Euribor	(14)	09/14/2020	$(3,950,338)	$(2,434)
3 Month Euroswiss	(78)	09/14/2020	(20,725,632)	5,179
3 Month Euroswiss	(61)	12/14/2020	(16,211,726)	1,114
3 Month Euroswiss	(48)	03/15/2021	(12,756,768)	(510)
Japan 10 Year Bond	(1)	09/14/2020	(1,406,437)	154
Russell 2000 E-Mini Index	(964)	09/18/2020	(69,292,320)	(2,789,438)
S&P 500 E-Mini Index	(1,719)	09/18/2020	(265,602,690)	(2,264,417)
Soybean	(78)	11/13/2020	(3,437,850)	(8,046)

Total				$(5,058,398)

Total Futures Contracts				$(533,106)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
iTraxx Europe Crossover Index	5.000%	3.825%	06/20/2025	EUR 84,450	$4,972,733	$(2,099,541)	$7,072,274
iTraxx Europe Index	1.000	0.665	06/20/2025	6,050	114,504	125,232	(10,728)
Markit CDX North America High Yield Index	5.000	5.148	06/20/2025	USD 277,400	(1,304,077)	(15,047,992)	13,743,915
Markit CDX North America Investment Grade Index	1.000	0.755	06/20/2025	7,000	85,175	104,888	(19,713)

TOTAL					$3,868,335	$(16,917,413)	$20,785,748

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(a)
Alerian MLP Index Total Return(b)	(0.195)%	Bank of America NA	08/17/2020	USD 14,215	$(1,763,077)
Bloomberg Roll Select Commodity Index Total Return(c)	(0.000)	JPMorgan Chase Bank NA	02/26/2021	34,595	633,584
Euro Stoxx Gross Total Return Index(d)	0.482		06/16/2021	EUR 49,215	(1,585,869)
FTSE 100 Total Return Index(d)	0.093		09/15/2020	GBP 12,215	(163,724)

TOTAL					$(2,879,086)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments made weekly.
(d)	Payments received monthly.

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,525 USD	07/17/2020	27	$(8,370,783)	$(7,965)	$(106,060)	$98,095
		2,550 USD	07/17/2020	26	(8,060,754)	(8,320)	(111,811)	103,491
		2,575 USD	07/17/2020	26	(8,060,754)	(9,100)	(116,247)	107,147
		2,600 USD	07/17/2020	25	(7,750,725)	(9,500)	(123,171)	113,671
		2,625 USD	07/17/2020	25	(7,750,725)	(10,500)	(130,306)	119,806
		2,650 USD	07/17/2020	24	(7,440,696)	(11,280)	(138,788)	127,508
		2,675 USD	07/17/2020	24	(7,440,696)	(12,600)	(142,968)	130,368
		2,700 USD	07/17/2020	23	(7,130,667)	(13,800)	(151,623)	137,823
		2,725 USD	07/17/2020	23	(7,130,667)	(15,755)	(159,633)	143,878
		2,750 USD	07/17/2020	22	(6,820,638)	(17,270)	(169,558)	152,288

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Written options contracts: (continued)
Puts (continued)
S&P 500 Index	Morgan Stanley Co., Inc.	2,775 USD	07/17/2020	22	$(6,820,638)	$(20,020)	$(173,734)	$153,714
		2,800 USD	07/17/2020	22	(6,820,638)	(23,540)	(184,613)	161,073
		2,575 USD	08/21/2020	30	(9,300,870)	(61,050)	(208,243)	147,193
		2,600 USD	08/21/2020	30	(9,300,870)	(66,750)	(214,582)	147,832
		2,625 USD	08/21/2020	29	(8,990,841)	(70,325)	(224,238)	153,913
		2,650 USD	08/21/2020	29	(8,990,841)	(77,140)	(236,878)	159,738
		2,675 USD	08/21/2020	28	(8,680,812)	(81,200)	(246,932)	165,732
		2,700 USD	08/21/2020	28	(8,680,812)	(90,020)	(253,350)	163,330
		2,725 USD	08/21/2020	27	(8,370,783)	(94,905)	(263,422)	168,517
		2,750 USD	08/21/2020	27	(8,370,783)	(103,545)	(279,853)	176,308
		2,775 USD	08/21/2020	26	(8,060,754)	(108,940)	(288,218)	179,278
		2,800 USD	08/21/2020	26	(8,060,754)	(118,950)	(295,871)	176,921
		2,825 USD	08/21/2020	25	(7,750,725)	(124,500)	(308,449)	183,949
		2,850 USD	08/21/2020	25	(7,750,725)	(135,625)	(325,360)	189,735
		2,800 USD	09/18/2020	26	(8,060,754)	(184,730)	(226,749)	42,019
		2,825 USD	09/18/2020	26	(8,060,754)	(197,600)	(239,944)	42,344
		2,850 USD	09/18/2020	25	(7,750,725)	(203,250)	(241,884)	38,634
		2,875 USD	09/18/2020	25	(7,750,725)	(217,250)	(257,368)	40,118
		2,900 USD	09/18/2020	25	(7,750,725)	(232,000)	(271,965)	39,965
		2,925 USD	09/18/2020	24	(7,440,696)	(237,600)	(275,558)	37,958
		2,950 USD	09/18/2020	24	(7,440,696)	(253,320)	(289,742)	36,422
		2,975 USD	09/18/2020	23	(7,130,667)	(258,635)	(294,038)	35,403
		3,000 USD	09/18/2020	23	(7,130,667)	(275,425)	(309,579)	34,154
		3,025 USD	09/18/2020	23	(7,130,667)	(293,250)	(325,014)	31,764
		3,050 USD	09/18/2020	22	(6,820,638)	(298,650)	(328,338)	29,688
		3,075 USD	09/18/2020	22	(6,820,638)	(317,900)	(346,581)	28,681
		3,100 USD	09/18/2020	22	(6,820,638)	(338,580)	(369,298)	30,718
		3,125 USD	09/18/2020	21	(6,510,609)	(344,190)	(371,822)	27,632

Total written options contracts				950		$(4,944,980)	$(9,001,788)	$4,056,808

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 75.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,063,437	0.155%	$33,063,437

TOTAL INVESTMENTS – 75.8%
(Cost $33,063,437)		$33,063,437

OTHER ASSETS IN EXCESS OF LIABILITIES – 24.2%		10,561,701

NET ASSETS – 100.0%		$43,625,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel New Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thailand Baht
TWD	—Taiwan Dollar
USD	—United States Dollar
ZAR	—South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	INR	8,360,000	USD	109,300	07/29/2020	$1,049
	PLN	260,000	USD	65,208	07/23/2020	515
	TWD	14,740,000	USD	498,723	07/01/2020	862
	USD	158,230	BRL	850,000	07/29/2020	2,150
	USD	394,764	COP	1,482,290,000	07/01/2020	328
	USD	151,117	COP	565,650,000	07/29/2020	959
	USD	604,306	HUF	186,720,000	07/23/2020	12,025
	USD	362,189	ILS	1,250,000	07/23/2020	1,138
	USD	1,918,298	NOK	18,350,000	07/23/2020	11,695
	USD	71,109	PEN	250,000	07/31/2020	557
	USD	390,703	RUB	27,210,000	07/29/2020	9,818
	USD	253,482	THB	7,820,000	07/23/2020	484
	ZAR	3,330,000	USD	191,212	07/23/2020	219

TOTAL						$41,799

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	COP	1,909,000,000	USD	512,224	07/01/2020	$(4,241)
	IDR	5,899,220,000	USD	411,973	07/29/2020	(7,752)
	MXN	6,750,000	USD	297,423	07/23/2020	(4,614)
	USD	337,653	CLP	277,460,000	07/29/2020	(323)
	USD	112,703	COP	426,710,000	07/01/2020	(844)
	USD	1,276,647	CZK	30,350,000	07/23/2020	(2,851)
	USD	248,231	HUF	78,370,000	07/23/2020	(361)
	USD	429,967	KRW	518,970,000	07/29/2020	(2,753)
	USD	552,974	NOK	5,340,000	07/23/2020	(1,863)
	USD	173,493	PHP	8,700,000	07/29/2020	(1,156)
	USD	1,026,880	SEK	9,660,000	07/23/2020	(10,078)
	USD	848,725	THB	26,280,000	07/23/2020	(1,504)
	USD	491,830	TWD	14,740,000	07/01/2020	(7,755)
	USD	392,523	TWD	11,550,000	07/29/2020	(2,198)

TOTAL						$(48,293)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
100 oz Gold	3	08/27/2020	$539,340	$22,442
3 Month Canadian Bankers Acceptance	1	09/14/2020	183,163	(39)
3 Month Canadian Bankers Acceptance	1	12/14/2020	183,145	(38)
3 Month Canadian Bankers Acceptance	1	03/15/2021	183,173	16
Australia 10 Year Bond	107	09/15/2020	10,951,078	1,799
Brent Crude Oil	4	10/30/2020	167,280	72
Cocoa	10	12/15/2020	218,400	(7,991)
Coffee “C”	6	12/18/2020	233,212	(5,756)
Copper	3	12/29/2020	205,725	16,529
Corn	20	09/14/2020	340,500	6,641
Corn	13	12/14/2020	227,500	7,734
Euro-Bobl	2	09/08/2020	303,098	187
Euro-OAT	1	09/08/2020	188,040	379
Foreign Exchange NZD/USD	22	09/14/2020	1,420,100	(1,850)
Japan 10 Year Bond	4	09/14/2020	5,625,747	(5,437)
KC HRW Wheat	15	09/14/2020	329,625	(20,136)
KC HRW Wheat	10	12/14/2020	226,250	(5,745)
KOSPI 200 Index	1	09/10/2020	58,361	(182)
Lean Hogs	11	12/14/2020	226,930	(6,215)
Live Cattle	4	12/31/2020	166,080	(1,293)
LME Aluminum Base Metal	65	07/15/2020	2,589,844	(194,424)
LME Aluminum Base Metal	7	08/19/2020	281,444	(18,914)
LME Aluminum Base Metal	6	09/16/2020	242,400	16,918
LME Aluminum Base Metal	7	10/21/2020	284,550	17,134
LME Aluminum Base Metal	4	11/18/2020	163,300	2,560
LME Lead Base Metal	2	07/15/2020	88,338	(76)
LME Nickel Base Metal	1	07/15/2020	76,572	159

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
LME Zinc Base Metal	52	07/15/2020	$2,649,725	$(137,928)
LME Zinc Base Metal	9	08/19/2020	459,450	14,784
LME Zinc Base Metal	6	09/16/2020	306,900	16,974
LME Zinc Base Metal	5	10/21/2020	256,125	10,707
LME Zinc Base Metal	4	11/18/2020	205,225	336
Low Sulphur Gasoil	6	11/12/2020	218,550	4,056
Natural Gas	10	10/28/2020	228,100	(6,218)
NY Harbor ULSD	4	10/30/2020	208,757	3,706
RBOB Gasoline	5	10/30/2020	229,215	(2,627)
S&P 500 E-Mini Index	2	09/18/2020	309,020	741
Silver	3	09/28/2020	278,475	6,582
Sugar No. 11	16	02/26/2021	225,254	129
U.S. Treasury 2 Year Note	4	09/30/2020	883,281	220
U.S. Treasury 5 Year Note	4	09/30/2020	502,938	907
U.S. Treasury 10 Year Note	49	09/21/2020	6,817,891	20,335
U.S. Treasury Long Bond	1	09/21/2020	178,500	2,717
Wheat	15	09/14/2020	369,187	(6,776)
Wheat	9	12/14/2020	224,887	(6,453)
WTI Crude Oil	4	10/20/2020	158,600	2,369

Total				$(250,965)
Short position contracts:
3 Month Euroswiss	(1)	09/14/2020	(265,713)	103
3 Month Euroswiss	(1)	12/14/2020	(265,766)	129
3 Month Euroswiss	(1)	03/15/2021	(265,766)	(27)
Brent Crude Oil	(4)	07/31/2020	(165,320)	(1,998)
Canada 10 Year Bond	(37)	09/21/2020	(4,191,662)	(2,495)
CBOE Volatility Index	(18)	07/22/2020	(555,750)	2,479
CBOE Volatility Index	(18)	08/19/2020	(572,850)	(19,446)
CBOE Volatility Index	(17)	09/16/2020	(540,175)	18,681
Cocoa	(1)	09/15/2020	(21,850)	7
Coffee “C”	(7)	09/18/2020	(265,519)	(1,072)
Copper	(11)	09/28/2020	(750,337)	(35,935)
Cotton No. 2	(8)	12/08/2020	(244,000)	(7,705)
Euro-Bund	(61)	09/08/2020	(12,073,547)	(89,203)
Euro-Schatz	(3)	09/08/2020	(377,917)	(369)
Feeder Cattle	(2)	08/27/2020	(133,250)	(294)
Foreign Exchange AUD/USD	(17)	09/14/2020	(1,173,000)	281
Foreign Exchange CAD/USD	(20)	09/15/2020	(1,472,400)	1,800
Foreign Exchange CHF/USD	(11)	09/14/2020	(1,454,750)	4,139
Foreign Exchange EUR/USD	(20)	09/14/2020	(2,813,375)	29,719
Foreign Exchange GBP/USD	(25)	09/14/2020	(1,937,031)	30,747
Foreign Exchange JPY/USD	(2)	09/14/2020	(231,775)	1,746
Lean Hogs	(2)	08/14/2020	(39,080)	6,354
Live Cattle	(3)	08/31/2020	(115,830)	3,261
LME Aluminum Base Metal	(65)	07/15/2020	(2,589,844)	153,557
LME Aluminum Base Metal	(14)	08/19/2020	(562,887)	(21,066)
LME Aluminum Base Metal	(6)	09/16/2020	(242,400)	(16,851)
LME Aluminum Base Metal	(7)	10/21/2020	(284,550)	(6,279)
LME Lead Base Metal	(2)	07/15/2020	(88,338)	(6,806)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
LME Lead Base Metal	(1)	08/19/2020	$(44,231)	$916
LME Nickel Base Metal	(1)	07/15/2020	(76,572)	(4,116)
LME Zinc Base Metal	(52)	07/15/2020	(2,649,725)	(42,181)
LME Zinc Base Metal	(14)	08/19/2020	(714,700)	(27,917)
LME Zinc Base Metal	(6)	09/16/2020	(306,900)	(14,158)
LME Zinc Base Metal	(5)	10/21/2020	(256,125)	(3,640)
Long Gilt	(14)	09/28/2020	(2,384,747)	(606)
Low Sulphur Gasoil	(6)	08/12/2020	(213,150)	(8,162)
Natural Gas	(23)	07/29/2020	(403,190)	26,216
NY Harbor ULSD	(6)	07/31/2020	(299,830)	(11,079)
RBOB Gasoline	(2)	07/31/2020	(101,430)	(157)
Soybean	(20)	11/13/2020	(881,500)	(5,688)
Sugar No. 11	(35)	09/30/2020	(469,224)	1,760
WTI Crude Oil	(7)	07/21/2020	(275,450)	(5,789)

Total				$(51,144)
Total Futures Contracts				$(302,109)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
iTraxx Europe Index	1.000%	0.665%	06/20/2025	EUR	200	$3,785	$3,955	$(170)
Markit CDX North America Investment Grade Index	1.000	0.755	06/20/2025	USD	200	2,266	2,265	1

TOTAL						$6,051	$6,220	$(169)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)
A basket (MLGSFDJP) of common stocks(b) *	(0.046)%	Bank of America NA	07/28/2020	JPY	910,091	$(102,580)
TOPIX Total Return Index(c)	0.046		07/28/2020		873,166	101,866
A basket (JPGSFDEU) of common stocks(b) *	(0.504)	JPMorgan Chase Bank NA	06/16/2021	EUR	8,724	28,227
A basket (JPGSFDUK) of common stocks(b) *	(0.099)		08/04/2020	GBP	1,852	(2,885)
A basket (JPGSFDUS) of common stocks(b) *	(0.180)		09/01/2020	USD	12,061	90,263
Euro Stoxx Gross Total Return Index(c)	0.504		06/16/2021	EUR	8,316	(14,824)
FTSE 100 Total Return Index(c)	0.099		08/04/2020	GBP	1,703	(3,556)
Russell 1000 Index Total Return(c)	0.178		09/01/2020	USD	3,995	(62,892)
S&P 500 Total Return Index(c)	0.180		09/01/2020		7,662	(42,288)

TOTAL						$(8,669)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Hoya Corp	Health Care	2,632	$250,455	2.97%
Chugai Pharmaceutical Co Ltd	Health Care	3,676	196,507	2.33
NTT DOCOMO Inc	Communication Services	7,123	190,369	2.25
Keyence Corp	Information Technology	437	182,525	2.16
Eisai Co Ltd	Health Care	2,053	162,741	1.93
Nippon Telegraph & Telephone Corp	Communication Services	6,815	158,973	1.88
Nintendo Co Ltd	Communication Services	326	145,143	1.72
Kao Corp	Consumer Staples	1,490	118,009	1.40
Recruit Holdings Co Ltd	Industrials	3,166	108,090	1.28
Daikin Industries Ltd	Industrials	582	93,586	1.11
Daiichi Sankyo Co Ltd	Health Care	1,028	83,966	0.99
Tokio Marine Holdings Inc	Financials	1,900	82,771	0.98
ITOCHU Corp	Industrials	3,800	81,811	0.97
Japan Exchange Group Inc	Financials	3,516	81,263	0.96
Welcia Holdings Co Ltd	Consumer Staples	1,000	80,588	0.95
Nitori Holdings Co Ltd	Consumer Discretionary	373	73,017	0.86
Nexon Co Ltd	Communication Services	3,119	70,491	0.83
Sugi Holdings Co Ltd	Consumer Staples	1,023	69,247	0.82
Cosmos Pharmaceutical Corp	Consumer Staples	447	68,550	0.81
Fukuoka Financial Group Inc	Financials	4,226	66,670	0.79
Omron Corp	Information Technology	980	65,609	0.78
Advantest Corp	Information Technology	1,132	64,269	0.76
Toho Gas Co Ltd	Utilities	1,266	63,377	0.75
ANA Holdings Inc	Industrials	2,764	62,826	0.74
Kakaku.com Inc	Communication Services	2,438	61,703	0.73
Kirin Holdings Co Ltd	Consumer Staples	2,841	59,928	0.71
MS&AD Insurance Group Holdings Inc	Financials	2,181	59,891	0.71
Zenkoku Hosho Co Ltd	Financials	1,586	59,569	0.71
Japan Airlines Co Ltd	Industrials	3,303	59,489	0.70
FANUC Corp	Industrials	328	58,665	0.69
Fast Retailing Co Ltd	Consumer Discretionary	102	58,537	0.69
DMG Mori Co Ltd	Industrials	4,825	58,488	0.69
TOTO Ltd	Industrials	1,498	57,153	0.68

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Canon Inc	Information Technology	2,862	$56,655	0.67%
Bridgestone Corp	Consumer Discretionary	1,756	56,482	0.67
Tokyo Gas Co Ltd	Utilities	2,328	55,694	0.66
Mitsubishi Heavy Industries Ltd	Industrials	2,345	55,296	0.65
Calbee Inc	Consumer Staples	1,957	54,139	0.64
Panasonic Corp	Consumer Discretionary	6,015	52,410	0.62
NET One Systems Co Ltd	Information Technology	1,571	52,375	0.62
Yamada Denki Co Ltd	Consumer Discretionary	10,431	51,754	0.61
LIXIL Group Corp	Industrials	3,671	51,267	0.61
Sundrug Co Ltd	Consumer Staples	1,548	51,235	0.61
Sompo Holdings Inc	Financials	1,482	50,963	0.60
FUJIFILM Holdings Corp	Information Technology	1,153	49,288	0.58
Nomura Research Institute Ltd	Information Technology	1,788	48,545	0.57
FP Corp	Materials	607	48,443	0.57
K’s Holdings Corp	Consumer Discretionary	3,542	48,220	0.57
Mitsubishi Electric Corp	Industrials	3,658	47,475	0.56
KDDI Corp	Communication Services	1,582	47,453	0.56
Hulic Co Ltd	Real Estate	5,048	47,371	0.56
Sekisui House Ltd	Consumer Discretionary	2,474	47,090	0.56
Hino Motors Ltd	Industrials	6,926	46,759	0.55
OKUMA Corp	Industrials	1,091	46,634	0.55
Azbil Corp	Information Technology	1,507	45,907	0.54
Hoshizaki Corp	Industrials	528	45,236	0.54
Nabtesco Corp	Industrials	1,460	44,960	0.53
Seven Bank Ltd	Financials	16,170	44,239	0.52
Goldwin Inc	Consumer Discretionary	676	44,117	0.52
Acom Co Ltd	Financials	11,527	43,936	0.52
ENEOS Holdings Inc	Energy	12,390	43,891	0.52
Asahi Group Holdings Ltd	Consumer Staples	1,253	43,863	0.52
Mitsubishi Estate Co Ltd	Real Estate	2,945	43,771	0.52
Kaken Pharmaceutical Co Ltd	Health Care	852	43,536	0.52
ORIX Corp	Financials	3,472	42,775	0.51
MISUMI Group Inc	Industrials	1,683	42,054	0.50
GungHo Online Entertainment Inc	Communication Services	2,354	41,964	0.50
Seiko Epson Corp	Information Technology	3,640	41,618	0.49
Casio Computer Co Ltd	Consumer Discretionary	2,346	40,676	0.48
Suntory Beverage & Food Ltd	Consumer Staples	997	38,891	0.46
Amano Corp	Information Technology	1,837	38,102	0.45
Alps Alpine Co Ltd	Information Technology	2,970	38,009	0.45
Bandai Namco Holdings Inc	Consumer Discretionary	721	37,902	0.45
Fancl Corp	Consumer Staples	1,241	36,769	0.44
ABC-Mart Inc	Consumer Discretionary	610	35,711	0.42
Kewpie Corp	Consumer Staples	1,859	35,091	0.42
Denso Corp	Consumer Discretionary	837	32,647	0.39
Kansai Paint Co Ltd	Materials	1,545	32,572	0.39
Sanwa Holdings Corp	Industrials	3,647	32,534	0.39
THK Co Ltd	Industrials	1,310	32,356	0.38
Mitsubishi Chemical Holdings Corp	Materials	5,554	32,318	0.38
Oriental Land Co Ltd/Japan	Consumer Discretionary	245	32,301	0.38
Nifco Inc/Japan	Consumer Discretionary	1,500	31,981	0.38
Tokyo Century Corp	Financials	625	31,919	0.38
Nissan Motor Co Ltd	Consumer Discretionary	8,524	31,555	0.37
NSK Ltd	Industrials	4,253	31,516	0.37
Tobu Railway Co Ltd	Industrials	947	31,304	0.37
Kobe Bussan Co Ltd	Consumer Staples	546	30,797	0.36
Hikari Tsushin Inc	Consumer Discretionary	134	30,611	0.36
Pola Orbis Holdings Inc	Consumer Staples	1,748	30,409	0.36
Skylark Holdings Co Ltd	Consumer Discretionary	1,907	30,258	0.36
Nitto Denko Corp	Materials	534	30,191	0.36

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Shimamura Co Ltd	Consumer Discretionary	446	$30,169	0.36%
Citizen Watch Co Ltd	Information Technology	9,247	30,015	0.36
Fujikura Ltd	Industrials	10,389	29,868	0.35
Astellas Pharma Inc	Health Care	1,771	29,549	0.35
Seven & i Holdings Co Ltd	Consumer Staples	902	29,438	0.35
Asics Corp	Consumer Discretionary	2,547	28,956	0.34
Nippon Paint Holdings Co Ltd	Materials	397	28,848	0.34
Izumi Co Ltd	Consumer Discretionary	895	28,295	0.34
Osaka Gas Co Ltd	Utilities	1,431	28,237	0.33
TS Tech Co Ltd	Consumer Discretionary	1,009	27,668	0.33
Rinnai Corp	Consumer Discretionary	327	27,294	0.32
Sony Financial Holdings Inc	Financials	1,127	27,129	0.32
Renesas Electronics Corp	Information Technology	5,258	26,868	0.32
Tokuyama Corp	Materials	1,127	26,463	0.31
Otsuka Corp	Information Technology	496	26,106	0.31
Furukawa Electric Co Ltd	Industrials	1,072	25,935	0.31
Shimizu Corp	Industrials	3,129	25,681	0.30
M3 Inc	Health Care	596	25,325	0.30
Unicharm Corp	Consumer Staples	594	24,359	0.29
Sony Corp	Consumer Discretionary	355	24,302	0.29
Stanley Electric Co Ltd	Consumer Discretionary	1,009	24,292	0.29
Japan Tobacco Inc	Consumer Staples	1,308	24,270	0.29
Obayashi Corp	Industrials	2,573	24,057	0.28
Nippon Light Metal Holdings Co Ltd	Materials	13,725	23,930	0.28
Kyushu Railway Co	Industrials	874	22,691	0.27
Teijin Ltd	Materials	1,413	22,464	0.27
Trend Micro Inc/Japan	Information Technology	402	22,439	0.27
Tsuruha Holdings Inc	Consumer Staples	163	22,420	0.27
Suzuki Motor Corp	Consumer Discretionary	652	22,120	0.26
NOF Corp	Materials	639	22,101	0.26
MEIJI Holdings Co Ltd	Consumer Staples	275	21,888	0.26
Lawson Inc	Consumer Staples	435	21,802	0.26
ZOZO Inc	Consumer Discretionary	976	21,692	0.26
Benesse Holdings Inc	Consumer Discretionary	806	21,597	0.26
Toyo Suisan Kaisha Ltd	Consumer Staples	381	21,298	0.25
Pan Pacific International Holdings Corp	Consumer Discretionary	953	20,940	0.25
Central Japan Railway Co	Industrials	135	20,835	0.25
Keikyu Corp	Industrials	1,359	20,802	0.25
Megmilk Snow Brand Co Ltd	Consumer Staples	892	20,752	0.25
Toray Industries Inc	Materials	4,300	20,236	0.24
Sankyo Co Ltd	Consumer Discretionary	837	20,217	0.24
Wacoal Holdings Corp	Consumer Discretionary	1,092	20,192	0.24
Brother Industries Ltd	Information Technology	1,103	19,872	0.24
Resona Holdings Inc	Financials	5,719	19,507	0.23
Lion Corp	Consumer Staples	794	19,039	0.23
Obic Co Ltd	Information Technology	108	18,983	0.22
Chugoku Electric Power Co Inc/The	Utilities	1,417	18,934	0.22
Nissin Foods Holdings Co Ltd	Consumer Staples	213	18,864	0.22
Terumo Corp	Health Care	496	18,754	0.22
Yamazaki Baking Co Ltd	Consumer Staples	1,081	18,614	0.22
Aeon Co Ltd	Consumer Staples	799	18,564	0.22
Hitachi Metals Ltd	Materials	1,558	18,533	0.22
Ain Holdings Inc	Consumer Staples	282	18,487	0.22
Mitsubishi Gas Chemical Co Inc	Materials	1,213	18,333	0.22
East Japan Railway Co	Industrials	264	18,276	0.22
Square Enix Holdings Co Ltd	Communication Services	362	18,276	0.22
Infomart Corp	Information Technology	2,634	18,172	0.22
Toyoda Gosei Co Ltd	Consumer Discretionary	870	18,095	0.21
Yoshinoya Holdings Co Ltd	Consumer Discretionary	847	17,476	0.21

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Sumitomo Osaka Cement Co Ltd	Materials	496	$17,421	0.21%
Secom Co Ltd	Industrials	199	17,416	0.21
Yakult Honsha Co Ltd	Consumer Staples	291	17,113	0.20
Mitsui Chemicals Inc	Materials	817	17,026	0.20
Nagoya Railroad Co Ltd	Industrials	596	16,833	0.20
Daicel Corp	Materials	2,150	16,612	0.20
Toyota Boshoku Corp	Consumer Discretionary	1,236	16,590	0.20
Ajinomoto Co Inc	Consumer Staples	990	16,451	0.19
Kintetsu Group Holdings Co Ltd	Industrials	365	16,412	0.19
Toho Co Ltd/Tokyo	Communication Services	452	16,340	0.19
Iwatani Corp	Energy	461	16,126	0.19
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	178	15,684	0.19
Amada Co Ltd	Industrials	1,909	15,598	0.18
Nichirei Corp	Consumer Staples	534	15,516	0.18
Ezaki Glico Co Ltd	Consumer Staples	325	15,509	0.18
NOK Corp	Consumer Discretionary	1,248	15,433	0.18
Aisin Seiki Co Ltd	Consumer Discretionary	512	14,914	0.18
Oki Electric Industry Co Ltd	Information Technology	1,524	14,673	0.17
Japan Airport Terminal Co Ltd	Industrials	345	14,672	0.17
Hanwa Co Ltd	Industrials	798	14,586	0.17
Miura Co Ltd	Industrials	348	14,458	0.17
Glory Ltd	Industrials	632	14,369	0.17
Asahi Intecc Co Ltd	Health Care	505	14,357	0.17
Kagome Co Ltd	Consumer Staples	472	14,102	0.17
Oracle Corp Japan	Information Technology	118	13,880	0.16
Kyushu Electric Power Co Inc	Utilities	1,652	13,863	0.16
Chubu Electric Power Co Inc	Utilities	1,096	13,742	0.16
Keihan Holdings Co Ltd	Industrials	307	13,665	0.16
Sanrio Co Ltd	Consumer Discretionary	880	13,613	0.16
Colowide Co Ltd	Consumer Discretionary	996	13,559	0.16
Zensho Holdings Co Ltd	Consumer Discretionary	656	13,230	0.16
Capcom Co Ltd	Communication Services	362	13,143	0.16
Morinaga Milk Industry Co Ltd	Consumer Staples	295	13,099	0.16
Resorttrust Inc	Consumer Discretionary	1,001	12,954	0.15
Odakyu Electric Railway Co Ltd	Industrials	526	12,930	0.15
Maruha Nichiro Corp	Consumer Staples	630	12,900	0.15
Shimano Inc	Consumer Discretionary	66	12,677	0.15
Keio Corp	Industrials	221	12,598	0.15
House Foods Group Inc	Consumer Staples	390	12,591	0.15
Fuji Oil Holdings Inc	Consumer Staples	483	12,411	0.15
Tohoku Electric Power Co Inc	Utilities	1,296	12,331	0.15
Fujitsu Ltd	Information Technology	105	12,297	0.15
Daito Trust Construction Co Ltd	Real Estate	134	12,275	0.15
Kinden Corp	Industrials	734	12,114	0.14
Itochu Techno-Solutions Corp	Information Technology	323	12,110	0.14
Tokai Rika Co Ltd	Consumer Discretionary	826	11,948	0.14
Tokyu Corp	Industrials	838	11,787	0.14
Morinaga & Co Ltd/Japan	Consumer Staples	300	11,653	0.14
Ito En Ltd	Consumer Staples	205	11,563	0.14
Autobacs Seven Co Ltd	Consumer Discretionary	905	11,394	0.13
Sekisui Chemical Co Ltd	Consumer Discretionary	797	11,391	0.13
Shimachu Co Ltd	Consumer Discretionary	407	11,306	0.13
Yamaha Motor Co Ltd	Consumer Discretionary	697	10,908	0.13
Ulvac Inc	Information Technology	360	10,380	0.12
Kose Corp	Consumer Staples	86	10,278	0.12
West Japan Railway Co	Industrials	179	10,011	0.12
Koito Manufacturing Co Ltd	Consumer Discretionary	248	9,981	0.12
Nagase & Co Ltd	Industrials	800	9,966	0.12
Shin-Etsu Chemical Co Ltd	Materials	82	9,628	0.11

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
PeptiDream Inc	Health Care	210	$9,609	0.11%
Tokyo Electron Ltd	Information Technology	39	9,572	0.11
Sumitomo Rubber Industries Ltd	Consumer Discretionary	959	9,445	0.11
Ship Healthcare Holdings Inc	Health Care	227	9,422	0.11
Ariake Japan Co Ltd	Consumer Staples	145	9,187	0.11
Murata Manufacturing Co Ltd	Information Technology	156	9,160	0.11
J Front Retailing Co Ltd	Consumer Discretionary	1,360	9,055	0.11
Ube Industries Ltd	Materials	526	9,034	0.11
CyberAgent Inc	Communication Services	181	8,868	0.11
SMC Corp/Japan	Industrials	17	8,712	0.10
Sawai Pharmaceutical Co Ltd	Health Care	168	8,637	0.10
Nihon Kohden Corp	Health Care	256	8,619	0.10
Sotetsu Holdings Inc	Industrials	321	8,578	0.10
DeNA Co Ltd	Communication Services	683	8,514	0.10
Duskin Co Ltd	Industrials	334	8,508	0.10
Hamamatsu Photonics KK	Information Technology	196	8,491	0.10
Sysmex Corp	Health Care	110	8,406	0.10
Otsuka Holdings Co Ltd	Health Care	193	8,395	0.10
Hankyu Hanshin Holdings Inc	Industrials	238	8,043	0.10
Lasertec Corp	Information Technology	85	7,998	0.09
Tosoh Corp	Materials	580	7,909	0.09
Honda Motor Co Ltd	Consumer Discretionary	308	7,861	0.09
Nippon Paper Industries Co Ltd	Materials	562	7,855	0.09
Nippon Television Holdings Inc	Communication Services	714	7,718	0.09
Maruichi Steel Tube Ltd	Materials	310	7,702	0.09
Nomura Holdings Inc	Financials	1,697	7,591	0.09
Daido Steel Co Ltd	Materials	247	7,560	0.09
NH Foods Ltd	Consumer Staples	188	7,533	0.09
Kyowa Exeo Corp	Industrials	313	7,480	0.09
PALTAC Corp	Consumer Discretionary	159	7,299	0.09
Nankai Electric Railway Co Ltd	Industrials	317	7,254	0.09
Anritsu Corp	Information Technology	305	7,228	0.09
Toho Holdings Co Ltd	Health Care	377	7,008	0.08
Meitec Corp	Industrials	146	7,005	0.08
Ono Pharmaceutical Co Ltd	Health Care	238	6,931	0.08
Takashimaya Co Ltd	Consumer Discretionary	819	6,832	0.08
H2O Retailing Corp	Consumer Discretionary	1,013	6,767	0.08
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	363	6,572	0.08
Nishi-Nippon Railroad Co Ltd	Industrials	240	6,506	0.08
Takeda Pharmaceutical Co Ltd	Health Care	180	6,420	0.08
Mitsubishi UFJ Lease & Finance Co Ltd	Financials	1,357	6,419	0.08
GMO Payment Gateway Inc	Information Technology	61	6,331	0.07
USS Co Ltd	Consumer Discretionary	393	6,273	0.07
Daifuku Co Ltd	Industrials	71	6,205	0.07
Kamigumi Co Ltd	Industrials	313	6,127	0.07
COMSYS Holdings Corp	Industrials	206	6,083	0.07
Sangetsu Corp	Consumer Discretionary	426	6,016	0.07
Toyobo Co Ltd	Materials	431	5,991	0.07
Sapporo Holdings Ltd	Consumer Staples	318	5,958	0.07
Park24 Co Ltd	Industrials	345	5,900	0.07
Olympus Corp	Health Care	307	5,900	0.07
Hitachi Ltd	Information Technology	183	5,782	0.07
Taiyo Yuden Co Ltd	Information Technology	179	5,544	0.07
Tokyo Ohka Kogyo Co Ltd	Materials	111	5,533	0.07
Rengo Co Ltd	Materials	678	5,519	0.07
Shikoku Electric Power Co Inc	Utilities	725	5,346	0.06
Nippon Shinyaku Co Ltd	Health Care	66	5,339	0.06
Mitsubishi Corp	Industrials	250	5,271	0.06
Disco Corp	Information Technology	22	5,269	0.06

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Kansai Electric Power Co Inc/The	Utilities	538	$5,213	0.06%
MonotaRO Co Ltd	Industrials	128	5,139	0.06
Ibiden Co Ltd	Information Technology	174	5,088	0.06
Nihon M&A Center Inc	Industrials	113	5,082	0.06
Toyo Seikan Group Holdings Ltd	Materials	446	5,028	0.06
Pigeon Corp	Consumer Staples	126	4,856	0.06
Mizuho Financial Group Inc	Financials	3,765	4,616	0.05
TV Asahi Holdings Corp	Communication Services	308	4,490	0.05
Hakuhodo DY Holdings Inc	Communication Services	376	4,471	0.05
Mitsui & Co Ltd	Industrials	301	4,456	0.05
Daiichikosho Co Ltd	Communication Services	147	4,409	0.05
JSR Corp	Materials	214	4,124	0.05
Tsumura & Co	Health Care	149	3,901	0.05
Sumitomo Corp	Industrials	340	3,897	0.05
Fujitsu General Ltd	Consumer Discretionary	188	3,849	0.05
Marubeni Corp	Industrials	847	3,829	0.05
Japan Post Holdings Co Ltd	Financials	510	3,624	0.04
TDK Corp	Information Technology	36	3,537	0.04
Toyota Tsusho Corp	Industrials	134	3,401	0.04
Medipal Holdings Corp	Health Care	175	3,372	0.04
Lintec Corp	Materials	139	3,289	0.04
Hisamitsu Pharmaceutical Co Inc	Health Care	59	3,170	0.04
Kissei Pharmaceutical Co Ltd	Health Care	120	3,026	0.04
Hokuriku Electric Power Co	Utilities	459	2,928	0.03
Japan Post Insurance Co Ltd	Financials	218	2,854	0.03
Sega Sammy Holdings Inc	Consumer Discretionary	236	2,822	0.03
Seibu Holdings Inc	Industrials	254	2,759	0.03
JGC Holdings Corp	Industrials	260	2,732	0.03
T&D Holdings Inc	Financials	311	2,659	0.03
SUMCO Corp	Information Technology	171	2,622	0.03
Alfresa Holdings Corp	Health Care	124	2,593	0.03
SMS Co Ltd	Industrials	115	2,588	0.03
Santen Pharmaceutical Co Ltd	Health Care	141	2,585	0.03
Hokuhoku Financial Group Inc	Financials	309	2,550	0.03
Nishi-Nippon Financial Holdings Inc	Financials	375	2,529	0.03
Sumitomo Dainippon Pharma Co Ltd	Health Care	182	2,521	0.03
Yokohama Rubber Co Ltd/The	Consumer Discretionary	178	2,506	0.03
SCSK Corp	Information Technology	51	2,490	0.03
Horiba Ltd	Information Technology	47	2,478	0.03
Kyowa Kirin Co Ltd	Health Care	90	2,356	0.03
GS Yuasa Corp	Industrials	132	2,329	0.03
TIS Inc	Information Technology	107	2,251	0.03
Sumitomo Mitsui Trust Holdings Inc	Financials	80	2,239	0.03
Kusuri no Aoki Holdings Co Ltd	Consumer Staples	29	2,236	0.03
Dai Nippon Printing Co Ltd	Industrials	98	2,234	0.03
Kurita Water Industries Ltd	Industrials	79	2,199	0.03
Ricoh Co Ltd	Information Technology	301	2,147	0.03
AEON Financial Service Co Ltd	Financials	193	2,104	0.02
Topcon Corp	Information Technology	254	2,043	0.02
Kyocera Corp	Information Technology	38	2,041	0.02
Seino Holdings Co Ltd	Industrials	154	2,013	0.02
NTT Data Corp	Information Technology	181	2,011	0.02
Kyudenko Corp	Industrials	68	2,008	0.02
Taisei Corp	Industrials	55	1,983	0.02
Sohgo Security Services Co Ltd	Industrials	42	1,935	0.02
Mochida Pharmaceutical Co Ltd	Health Care	52	1,917	0.02
Persol Holdings Co Ltd	Industrials	132	1,807	0.02
Yamaguchi Financial Group Inc	Financials	293	1,799	0.02
Rakuten Inc	Consumer Discretionary	201	1,767	0.02

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Daishi Hokuetsu Financial Group Inc	Financials	83	$1,678	0.02%
Haseko Corp	Consumer Discretionary	117	1,474	0.02
77 Bank Ltd/The	Financials	99	1,473	0.02
Toppan Printing Co Ltd	Industrials	86	1,426	0.02
Taisho Pharmaceutical Holdings Co Ltd	Health Care	22	1,376	0.02
Mitsubishi Materials Corp	Materials	64	1,356	0.02
Isuzu Motors Ltd	Consumer Discretionary	147	1,331	0.02
Sumitomo Electric Industries Ltd	Consumer Discretionary	107	1,235	0.01
Sumitomo Metal Mining Co Ltd	Materials	44	1,231	0.01
Hokkaido Electric Power Co Inc	Utilities	319	1,225	0.01
Fuji Media Holdings Inc	Communication Services	121	1,164	0.01
Canon Marketing Japan Inc	Information Technology	56	1,130	0.01
Gunma Bank Ltd/The	Financials	349	1,107	0.01
Suzuken Co Ltd/Aichi Japan	Health Care	29	1,098	0.01
Taiheiyo Cement Corp	Materials	47	1,094	0.01
Mitsui Mining & Smelting Co Ltd	Materials	52	1,056	0.01
Konica Minolta Inc	Information Technology	305	1,054	0.01
Yokogawa Electric Corp	Information Technology	65	1,010	0.01
Open House Co Ltd	Real Estate	29	986	0.01
Nippon Electric Glass Co Ltd	Information Technology	63	986	0.01
SCREEN Holdings Co Ltd	Information Technology	20	953	0.01
Yamato Kogyo Co Ltd	Materials	46	930	0.01
Hiroshima Bank Ltd/The	Financials	194	915	0.01
Yamato Holdings Co Ltd	Industrials	41	886	0.01
Showa Denko KK	Materials	39	884	0.01
Hitachi Capital Corp	Financials	39	868	0.01
Ebara Corp	Industrials	34	799	0.01
Rohm Co Ltd	Information Technology	12	765	0.01
MINEBEA MITSUMI Inc	Industrials	41	747	0.01
Dowa Holdings Co Ltd	Materials	24	723	0.01
Sojitz Corp	Industrials	331	721	0.01
Nihon Unisys Ltd	Information Technology	23	712	0.01
H.U. Group Holdings Inc	Health Care	29	674	0.01
Central Glass Co Ltd	Industrials	38	652	0.01
Mebuki Financial Group Inc	Financials	280	648	0.01
Sankyu Inc	Industrials	16	607	0.01
Rohto Pharmaceutical Co Ltd	Consumer Staples	19	595	0.01
Tokai Carbon Co Ltd	Materials	45	423	0.01
Credit Saison Co Ltd	Financials	37	422	0.00
Taiyo Nippon Sanso Corp	Materials	24	405	0.00
Nachi-Fujikoshi Corp	Industrials	12	381	0.00
Nisshin Seifun Group Inc	Consumer Staples	25	369	0.00
Sumitomo Bakelite Co Ltd	Materials	12	341	0.00
Iyo Bank Ltd/The	Financials	53	323	0.00
Shinsei Bank Ltd	Financials	26	309	0.00
Nomura Real Estate Holdings Inc	Real Estate	14	253	0.00
Pilot Corp	Industrials	8	248	0.00
ADEKA Corp	Materials	10	136	0.00

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight
SAP SE	Information Technology	2,397	$334,989	3.42%
L’Oreal SA	Consumer Staples	699	224,657	2.29
Enel SpA	Utilities	24,596	212,321	2.17
Beiersdorf AG	Consumer Staples	1,560	177,377	1.81
TOTAL SA	Energy	4,204	160,569	1.64
Deutsche Telekom AG	Communication Services	8,721	146,532	1.49
Ubisoft Entertainment SA	Communication Services	1,710	141,125	1.44

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Bayer AG	Health Care	1,830	$135,342	1.38%
Allianz SE	Financials	659	134,687	1.37
Schneider Electric SE	Industrials	1,170	130,094	1.33
Jeronimo Martins SGPS SA	Consumer Staples	7,004	122,733	1.25
Deutsche Boerse AG	Financials	661	119,752	1.22
Kering SA	Consumer Discretionary	217	118,263	1.21
Industria de Diseno Textil SA	Consumer Discretionary	4,418	117,081	1.19
HelloFresh SE	Consumer Discretionary	2,145	114,311	1.17
BASF SE	Materials	1,959	109,856	1.12
Koninklijke Ahold Delhaize NV	Consumer Staples	3,805	103,779	1.06
Fresenius Medical Care AG & Co KGaA	Health Care	1,174	100,731	1.03
Continental AG	Consumer Discretionary	1,005	98,513	1.01
Adyen NV	Information Technology	65	95,400	0.97
Sanofi	Health Care	932	94,944	0.97
Heineken NV	Consumer Staples	972	89,667	0.91
Akzo Nobel NV	Materials	965	86,520	0.88
Dassault Systemes SE	Information Technology	482	83,179	0.85
DiaSorin SpA	Health Care	431	82,476	0.84
Orion Oyj	Health Care	1,691	81,851	0.84
Valeo SA	Consumer Discretionary	3,113	81,750	0.83
Covestro AG	Materials	2,143	81,560	0.83
Iberdrola SA	Utilities	6,986	81,054	0.83
Nokia Oyj	Information Technology	18,245	79,763	0.81
Fiat Chrysler Automobiles NV	Consumer Discretionary	7,664	77,067	0.79
Deutsche Post AG	Industrials	2,029	74,264	0.76
FinecoBank Banca Fineco SpA	Financials	5,471	73,898	0.75
HUGO BOSS AG	Consumer Discretionary	2,443	73,878	0.75
Merck KGaA	Health Care	627	72,830	0.74
Smurfit Kappa Group PLC	Materials	2,161	72,291	0.74
ProSiebenSat.1 Media SE	Communication Services	5,979	71,188	0.73
Naturgy Energy Group SA	Utilities	3,738	69,612	0.71
Heineken Holding NV	Consumer Staples	838	68,623	0.70
ASM International NV	Information Technology	444	68,605	0.70
ASR Nederland NV	Financials	2,210	67,923	0.69
Unilever NV	Consumer Staples	1,263	67,104	0.68
Atos SE	Information Technology	775	66,168	0.68
Hannover Rueck SE	Financials	383	66,119	0.67
Signify NV	Industrials	2,550	65,922	0.67
ArcelorMittal SA	Materials	6,210	65,417	0.67
Zalando SE	Consumer Discretionary	926	65,347	0.67
Legrand SA	Industrials	840	63,849	0.65
Enagas SA	Utilities	2,589	63,309	0.65
Hera SpA	Utilities	16,757	63,039	0.64
Air Liquide SA	Materials	434	62,703	0.64
ACS Actividades de Construccion y Servic	Industrials	2,475	62,434	0.64
EXOR NV	Financials	1,081	61,781	0.63
Prysmian SpA	Industrials	2,661	61,693	0.63
Assicurazioni Generali SpA	Financials	4,060	61,491	0.63
HeidelbergCement AG	Materials	1,149	61,435	0.63
Suez SA	Utilities	5,176	60,729	0.62
Michelin	Consumer Discretionary	558	57,949	0.59
Knorr-Bremse AG	Industrials	567	57,494	0.59
Amadeus IT Group SA	Information Technology	1,096	57,127	0.58
Euronext NV	Financials	568	57,027	0.58
KBC Group NV	Financials	992	56,922	0.58
Telefonica Deutschland Holding AG	Communication Services	19,032	56,212	0.57
BE Semiconductor Industries NV	Information Technology	1,260	56,174	0.57
Brenntag AG	Industrials	1,055	55,501	0.57
Ipsen SA	Health Care	650	55,292	0.56

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Worldline SA/France	Information Technology	635	$55,071	0.56%
Eiffage SA	Industrials	598	54,685	0.56
BioMerieux	Health Care	393	54,025	0.55
Danone SA	Consumer Staples	779	53,933	0.55
Recordati SpA	Health Care	1,073	53,622	0.55
Poste Italiane SpA	Financials	6,025	52,427	0.53
STMicroelectronics NV	Information Technology	1,847	50,282	0.51
Eni SpA	Energy	5,255	50,163	0.51
HOCHTIEF AG	Industrials	563	50,004	0.51
TeamViewer AG	Information Technology	909	49,665	0.51
Bankinter SA	Financials	10,311	49,209	0.50
UCB SA	Health Care	421	48,756	0.50
Sartorius Stedim Biotech	Health Care	192	48,446	0.49
Vonovia SE	Real Estate	773	47,437	0.48
Ferrari NV	Consumer Discretionary	276	47,147	0.48
Faurecia SE	Consumer Discretionary	1,200	46,912	0.48
CRH PLC	Materials	1,361	46,686	0.48
Argenx SE	Health Care	206	45,875	0.47
Deutsche Lufthansa AG	Industrials	4,532	45,567	0.46
Amplifon SpA	Health Care	1,698	45,251	0.46
MorphoSys AG	Health Care	357	45,085	0.46
Sofina SA	Financials	170	44,938	0.46
Italgas SpA	Utilities	7,604	44,201	0.45
Symrise AG	Materials	355	41,263	0.42
Accor SA	Consumer Discretionary	1,510	41,090	0.42
Elisa Oyj	Communication Services	672	40,922	0.42
Cellnex Telecom SA	Communication Services	668	40,710	0.42
alstria office REIT-AG	Real Estate	2,710	40,396	0.41
Kerry Group PLC	Consumer Staples	324	40,146	0.41
Wienerberger AG	Materials	1,788	38,972	0.40
ANDRITZ AG	Industrials	1,062	38,668	0.39
Kingspan Group PLC	Industrials	599	38,612	0.39
Koninklijke KPN NV	Communication Services	14,410	38,235	0.39
BAWAG Group AG	Financials	1,106	38,226	0.39
EDP – Energias de Portugal SA	Utilities	7,990	38,181	0.39
Randstad NV	Industrials	848	37,827	0.39
LANXESS AG	Materials	713	37,656	0.38
Red Electrica Corp SA	Utilities	2,011	37,542	0.38
Kone Oyj	Industrials	532	36,589	0.37
Hermes International	Consumer Discretionary	42	35,467	0.36
Verbund AG	Utilities	786	35,219	0.36
Cie de Saint-Gobain	Industrials	976	35,175	0.36
Grifols SA	Health Care	1,145	34,784	0.35
Koninklijke Vopak NV	Energy	655	34,683	0.35
Elia Group SA/NV	Utilities	309	33,516	0.34
Terna Rete Elettrica Nazionale SpA	Utilities	4,846	33,332	0.34
Deutsche Wohnen SE	Real Estate	719	32,302	0.33
Proximus SADP	Communication Services	1,565	31,915	0.33
Nokian Renkaat Oyj	Consumer Discretionary	1,446	31,764	0.32
Carrefour SA	Consumer Staples	2,054	31,763	0.32
Gecina SA	Real Estate	252	31,190	0.32
Fortum Oyj	Utilities	1,632	31,010	0.32
Tenaris SA	Energy	4,760	30,763	0.31
Glanbia PLC	Consumer Staples	2,676	30,327	0.31
Snam SpA	Utilities	6,223	30,322	0.31
Colruyt SA	Consumer Staples	548	30,163	0.31
Merlin Properties Socimi SA	Real Estate	3,621	30,042	0.31
Kesko Oyj	Consumer Staples	1,749	29,928	0.31
Wendel SE	Financials	310	29,573	0.30

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Koninklijke DSM NV	Materials	211	$29,288	0.30%
OMV AG	Energy	867	29,019	0.30
Wolters Kluwer NV	Industrials	369	28,823	0.29
ASML Holding NV	Information Technology	78	28,540	0.29
Interpump Group SpA	Industrials	955	28,381	0.29
Bechtle AG	Information Technology	160	28,170	0.29
Moncler SpA	Consumer Discretionary	736	28,169	0.29
Nemetschek SE	Information Technology	405	27,883	0.28
Acciona SA	Utilities	284	27,821	0.28
Orange SA	Communication Services	2,302	27,550	0.28
Carl Zeiss Meditec AG	Health Care	276	26,933	0.27
GEA Group AG	Industrials	848	26,835	0.27
Pernod Ricard SA	Consumer Staples	166	26,107	0.27
Kojamo Oyj	Real Estate	1,225	25,894	0.26
Arkema SA	Materials	269	25,790	0.26
LEG Immobilien AG	Real Estate	203	25,753	0.26
Cofinimmo SA	Real Estate	185	25,404	0.26
E.ON SE	Utilities	2,227	25,073	0.26
Huhtamaki Oyj	Materials	633	24,928	0.25
Inmobiliaria Colonial Socimi SA	Real Estate	2,739	24,146	0.25
Eurofins Scientific SE	Health Care	36	22,792	0.23
IMMOFINANZ AG	Real Estate	1,305	22,294	0.23
Dialog Semiconductor PLC	Information Technology	463	21,153	0.22
Iliad SA	Communication Services	106	20,743	0.21
Eutelsat Communications SA	Communication Services	2,234	20,622	0.21
Raiffeisen Bank International AG	Financials	1,100	19,608	0.20
Ageas SA/NV	Financials	547	19,393	0.20
TAG Immobilien AG	Real Estate	771	18,405	0.19
Valmet Oyj	Industrials	704	18,379	0.19
Aalberts NV	Industrials	540	17,733	0.18
Rubis SCA	Utilities	368	17,678	0.18
Telefonica SA	Communication Services	3,531	16,859	0.17
Erste Group Bank AG	Financials	706	16,635	0.17
La Francaise des Jeux SAEM	Consumer Discretionary	531	16,385	0.17
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	37	16,240	0.17
A2A SpA	Utilities	11,454	16,233	0.17
Ackermans & van Haaren NV	Financials	120	15,701	0.16
SEB SA	Consumer Discretionary	92	15,229	0.16
Teleperformance	Industrials	58	14,658	0.15
Aena SME SA	Industrials	110	14,623	0.15
Endesa SA	Utilities	555	13,676	0.14
Evonik Industries AG	Materials	531	13,489	0.14
United Internet AG	Communication Services	309	13,084	0.13
SPIE SA	Industrials	872	13,037	0.13
Koninklijke Philips NV	Health Care	268	12,512	0.13
Galapagos NV	Health Care	61	12,013	0.12
Bureau Veritas SA	Industrials	565	11,933	0.12
Alstom SA	Industrials	252	11,733	0.12
Elis SA	Industrials	999	11,669	0.12
Freenet AG	Communication Services	711	11,450	0.12
Saipem SpA	Energy	4,483	11,184	0.11
Puma SE	Consumer Discretionary	144	11,103	0.11
Sopra Steria Group	Information Technology	89	11,033	0.11
Warehouses De Pauw CVA	Real Estate	372	10,170	0.10
Rheinmetall AG	Industrials	117	10,156	0.10
Infineon Technologies AG	Information Technology	381	8,948	0.09
Ferrovial SA	Industrials	331	8,829	0.09
Nexi SpA	Information Technology	503	8,703	0.09
Delivery Hero SE	Consumer Discretionary	85	8,648	0.09

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Rational AG	Industrials	15	$8,428	0.09%
Remy Cointreau SA	Consumer Staples	60	8,222	0.08
Scout24 AG	Communication Services	96	7,488	0.08
BNP Paribas SA	Financials	184	7,324	0.07
Aedifica SA	Real Estate	67	7,309	0.07
RWE AG	Utilities	204	7,151	0.07
Fresenius SE & Co KGaA	Health Care	141	7,018	0.07
Grand City Properties SA	Real Estate	303	7,007	0.07
Daimler AG	Consumer Discretionary	166	6,755	0.07
EssilorLuxottica SA	Consumer Discretionary	49	6,302	0.06
Capgemini SE	Information Technology	54	6,215	0.06
Banco Santander SA	Financials	2,364	5,781	0.06
Aegon NV	Financials	1,910	5,697	0.06
Umicore SA	Materials	119	5,600	0.06
GRENKE AG	Financials	72	5,578	0.06
METRO AG	Consumer Staples	582	5,506	0.06
Vinci SA	Industrials	59	5,410	0.06
Anheuser-Busch InBev SA/NV	Consumer Staples	108	5,309	0.05
NN Group NV	Financials	149	5,006	0.05
ING Groep NV	Financials	716	4,991	0.05
CNP Assurances	Financials	417	4,800	0.05
Bank of Ireland Group PLC	Financials	2,229	4,573	0.05
Credit Agricole SA	Financials	471	4,461	0.05
Banco de Sabadell SA	Financials	12,413	4,314	0.04
Banco BPM SpA	Financials	2,770	4,136	0.04
Societe Generale SA	Financials	246	4,092	0.04
Veolia Environnement SA	Utilities	179	4,021	0.04
IMCD NV	Industrials	43	4,015	0.04
Sodexo SA	Consumer Discretionary	59	4,013	0.04
Rexel SA	Industrials	344	3,934	0.04
Telecom Italia SpA/Milano	Communication Services	9,287	3,652	0.04
Alten SA	Information Technology	42	3,620	0.04
Intesa Sanpaolo SpA	Financials	1,841	3,526	0.04
Bouygues SA	Industrials	101	3,456	0.04
Bollore SA	Communication Services	1,039	3,267	0.03
Publicis Groupe SA	Communication Services	97	3,141	0.03
Atlantia SpA	Industrials	178	2,860	0.03
Stora Enso Oyj	Materials	238	2,850	0.03
voestalpine AG	Materials	130	2,808	0.03
Engie SA	Utilities	217	2,684	0.03
UPM-Kymmene Oyj	Materials	91	2,617	0.03
Davide Campari-Milano SpA	Consumer Staples	289	2,433	0.02
Renault SA	Consumer Discretionary	92	2,338	0.02
Bayerische Motoren Werke AG	Consumer Discretionary	36	2,324	0.02
Solvay SA	Materials	26	2,053	0.02
Ryanair Holdings PLC	Industrials	170	2,038	0.02
Just Eat Takeaway.com NV	Consumer Discretionary	17	1,760	0.02
ICADE	Real Estate	23	1,591	0.02
TechnipFMC PLC	Energy	220	1,514	0.02
Edenred	Information Technology	34	1,485	0.02
KION Group AG	Industrials	19	1,158	0.01
Mapfre SA	Financials	621	1,106	0.01
Thales SA	Industrials	12	989	0.01
Siemens Gamesa Renewable Energy SA	Industrials	55	968	0.01
Electricite de France SA	Utilities	104	965	0.01
Natixis SA	Financials	334	873	0.01
Altice Europe NV	Communication Services	200	771	0.01

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
GlaxoSmithKline PLC	Health Care	7,138	$144,609	6.31%
AstraZeneca PLC	Health Care	1,035	107,877	4.71
British American Tobacco PLC	Consumer Staples	2,256	86,710	3.79
Unilever PLC	Consumer Staples	1,283	69,147	3.02
Royal Dutch Shell PLC	Energy	3,812	60,735	2.65
HSBC Holdings PLC	Financials	12,662	59,342	2.59
Reckitt Benckiser Group PLC	Consumer Staples	593	54,520	2.38
Diageo PLC	Consumer Staples	1,641	54,469	2.38
SSE PLC	Utilities	2,418	40,846	1.78
Royal Dutch Shell PLC	Energy	2,516	38,127	1.66
Wm Morrison Supermarkets PLC	Consumer Staples	15,920	37,552	1.64
J Sainsbury PLC	Consumer Staples	13,268	34,277	1.50
RELX PLC	Industrials	1,470	34,032	1.49
Polymetal International PLC	Materials	1,587	31,738	1.39
Hikma Pharmaceuticals PLC	Health Care	1,127	30,973	1.35
Severn Trent PLC	Utilities	932	28,593	1.25
Admiral Group PLC	Financials	994	28,296	1.24
Ocado Group PLC	Consumer Discretionary	1,097	27,541	1.20
John Wood Group PLC	Energy	11,303	27,125	1.18
Imperial Brands PLC	Consumer Staples	1,384	26,366	1.15
Rentokil Initial PLC	Industrials	4,133	26,075	1.14
Tesco PLC	Consumer Staples	9,024	25,480	1.11
Ferguson PLC	Industrials	311	25,465	1.11
United Utilities Group PLC	Utilities	2,145	24,168	1.06
Pennon Group PLC	Utilities	1,709	23,667	1.03
Rio Tinto PLC	Materials	413	23,244	1.01
CRH PLC	Materials	615	20,922	0.91
Mediclinic International PLC	Health Care	5,849	19,157	0.84
Halma PLC	Information Technology	654	18,632	0.81
Segro PLC	Real Estate	1,658	18,375	0.80
Plus500 Ltd	Financials	1,128	18,364	0.80
Glencore PLC	Materials	8,557	18,137	0.79
IG Group Holdings PLC	Financials	1,725	17,467	0.76
Experian PLC	Industrials	489	17,049	0.74
UDG Healthcare PLC	Health Care	1,888	16,782	0.73
Croda International PLC	Materials	255	16,623	0.73
Intermediate Capital Group PLC	Financials	1,034	16,497	0.72
Legal & General Group PLC	Financials	5,878	16,074	0.70
BAE Systems PLC	Industrials	2,682	16,049	0.70
ConvaTec Group PLC	Health Care	6,372	15,427	0.67
Ashtead Group PLC	Industrials	446	15,027	0.66
Coca-Cola HBC AG	Consumer Staples	594	14,904	0.65
Aviva PLC	Financials	4,297	14,552	0.64
C&C Group PLC	Consumer Staples	4,901	13,953	0.61
Intertek Group PLC	Industrials	202	13,589	0.59
Compass Group PLC	Consumer Discretionary	970	13,356	0.58
M&G PLC	Financials	6,366	13,205	0.58
Associated British Foods PLC	Consumer Staples	552	13,088	0.57
Vodafone Group PLC	Communication Services	7,641	12,189	0.53
Evraz PLC	Materials	3,310	11,816	0.52
Dechra Pharmaceuticals PLC	Health Care	335	11,814	0.52
Tate & Lyle PLC	Consumer Staples	1,353	11,180	0.49
Cairn Energy PLC	Energy	7,609	11,095	0.48
Ultra Electronics Holdings PLC	Industrials	446	11,035	0.48
Pets at Home Group Plc	Consumer Discretionary	3,717	10,997	0.48
Primary Health Properties PLC	Real Estate	5,470	10,604	0.46
Cranswick PLC	Consumer Staples	234	10,492	0.46
Pearson PLC	Communication Services	1,422	10,135	0.44

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Cineworld Group PLC	Communication Services	13,483	$10,104	0.44%
Assura PLC	Real Estate	10,336	10,045	0.44
Avast PLC	Information Technology	1,530	10,009	0.44
Smurfit Kappa Group PLC	Materials	296	9,823	0.43
Anglo American PLC	Materials	415	9,600	0.42
Centamin PLC	Materials	4,220	9,581	0.42
Lloyds Banking Group PLC	Financials	24,413	9,421	0.41
GVC Holdings PLC	Consumer Discretionary	1,026	9,403	0.41
GCP Student Living PLC	Real Estate	6,122	9,397	0.41
Barclays PLC	Financials	6,483	9,183	0.40
Antofagasta PLC	Materials	788	9,142	0.40
Dunelm Group PLC	Consumer Discretionary	613	9,031	0.39
AVEVA Group PLC	Information Technology	177	8,949	0.39
Safestore Holdings PLC	Real Estate	968	8,702	0.38
Persimmon PLC	Consumer Discretionary	303	8,581	0.37
Computacenter PLC	Information Technology	411	8,350	0.36
Royal Bank of Scotland Group PLC	Financials	5,265	7,925	0.35
Rhi Magnesita NV	Materials	249	7,589	0.33
Spirax-Sarco Engineering PLC	Industrials	61	7,539	0.33
Diploma PLC	Industrials	338	7,520	0.33
Lancashire Holdings Ltd	Financials	748	7,491	0.33
Softcat PLC	Information Technology	553	7,468	0.33
Polypipe Group plc	Industrials	1,380	7,391	0.32
IMI PLC	Industrials	647	7,385	0.32
Spirent Communications PLC	Information Technology	2,435	7,264	0.32
Ferrexpo PLC	Materials	3,329	7,146	0.31
Berkeley Group Holdings PLC	Consumer Discretionary	138	7,128	0.31
Domino’s Pizza Group PLC	Consumer Discretionary	1,830	7,025	0.31
BT Group PLC	Communication Services	4,972	7,019	0.31
Countryside Properties PLC	Consumer Discretionary	1,703	6,978	0.30
Rightmove PLC	Communication Services	1,027	6,940	0.30
Standard Chartered PLC	Financials	1,266	6,895	0.30
Drax Group PLC	Utilities	2,008	6,394	0.28
Howden Joinery Group PLC	Industrials	909	6,219	0.27
Royal Mail PLC	Industrials	2,741	6,184	0.27
Chemring Group PLC	Industrials	2,060	6,171	0.27
Genus PLC	Health Care	140	6,123	0.27
Big Yellow Group PLC	Real Estate	491	6,100	0.27
Direct Line Insurance Group PLC	Financials	1,747	5,861	0.26
Hargreaves Lansdown PLC	Financials	291	5,860	0.26
Petropavlovsk PLC	Materials	18,850	5,857	0.26
Serco Group PLC	Industrials	3,057	5,770	0.25
Auto Trader Group PLC	Communication Services	875	5,703	0.25
Electrocomponents PLC	Industrials	664	5,517	0.24
DCC PLC	Industrials	65	5,452	0.24
Rotork PLC	Industrials	1,562	5,414	0.24
Britvic PLC	Consumer Staples	559	5,326	0.23
Investec PLC	Financials	2,636	5,271	0.23
St James’s Place PLC	Financials	433	5,104	0.22
Spectris PLC	Information Technology	163	5,088	0.22
Standard Life Aberdeen PLC	Financials	1,527	5,058	0.22
Morgan Sindall Group PLC	Industrials	330	5,038	0.22
Aggreko PLC	Industrials	919	5,037	0.22
William Hill PLC	Consumer Discretionary	3,571	5,031	0.22
Games Workshop Group PLC	Consumer Discretionary	50	4,955	0.22
Go-Ahead Group PLC/The	Industrials	476	4,901	0.21
Beazley PLC	Financials	945	4,795	0.21
Sage Group PLC/The	Information Technology	576	4,787	0.21
IntegraFin Holdings PLC	Financials	810	4,592	0.20

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Man Group PLC/Jersey	Financials	2,835	$4,585	0.20%
Ashmore Group PLC	Financials	885	4,573	0.20
Fresnillo PLC	Materials	438	4,560	0.20
International Consolidated Airlines Grou	Industrials	1,643	4,521	0.20
JD Sports Fashion PLC	Consumer Discretionary	576	4,435	0.19
IWG PLC	Real Estate	1,349	4,425	0.19
Grainger PLC	Real Estate	1,210	4,282	0.19
Avon Rubber PLC	Industrials	105	4,174	0.18
Just Group PLC	Financials	6,360	4,133	0.18
Firstgroup PLC	Industrials	6,594	4,110	0.18
Elementis PLC	Materials	5,109	4,073	0.18
Vistry Group PLC	Consumer Discretionary	460	4,044	0.18
ContourGlobal PLC	Utilities	1,693	3,981	0.17
QinetiQ Group PLC	Industrials	1,053	3,878	0.17
Centrica PLC	Utilities	7,971	3,803	0.17
John Laing Group PLC	Industrials	853	3,679	0.16
OneSavings Bank PLC	Financials	1,112	3,652	0.16
HomeServe PLC	Industrials	226	3,647	0.16
WPP PLC	Communication Services	466	3,640	0.16
Burberry Group PLC	Consumer Discretionary	180	3,560	0.16
Greggs PLC	Consumer Discretionary	173	3,473	0.15
Playtech Plc	Consumer Discretionary	995	3,467	0.15
Kingfisher PLC	Consumer Discretionary	1,244	3,399	0.15
Melrose Industries PLC	Industrials	2,379	3,358	0.15
Sanne Group PLC	Financials	429	3,348	0.15
Wizz Air Holdings Plc	Industrials	81	3,343	0.15
Schroders PLC	Financials	91	3,313	0.14
SSP Group Plc	Consumer Discretionary	1,030	3,279	0.14
Close Brothers Group PLC	Financials	236	3,227	0.14
Bunzl PLC	Industrials	115	3,091	0.13
Rolls-Royce Holdings PLC	Industrials	873	3,083	0.13
Coats Group PLC	Consumer Discretionary	4,412	3,058	0.13
Vesuvius PLC	Industrials	632	3,032	0.13
Future PLC	Communication Services	189	2,988	0.13
Sirius Real Estate Ltd	Real Estate	3,105	2,929	0.13
Meggitt PLC	Industrials	772	2,811	0.12
Telecom Plus PLC	Utilities	159	2,799	0.12
Crest Nicholson Holdings plc	Consumer Discretionary	1,126	2,756	0.12
Dixons Carphone PLC	Consumer Discretionary	2,449	2,724	0.12
Hiscox Ltd	Financials	274	2,673	0.12
Marks & Spencer Group PLC	Consumer Discretionary	2,174	2,665	0.12
PureTech Health Plc	Health Care	809	2,659	0.12
Travis Perkins PLC	Industrials	189	2,638	0.12
Mitchells & Butlers PLC	Consumer Discretionary	1,132	2,634	0.12
Senior PLC	Industrials	3,036	2,625	0.11
RSA Insurance Group PLC	Financials	517	2,621	0.11
Jupiter Fund Management PLC	Financials	812	2,575	0.11
Land Securities Group PLC	Real Estate	370	2,536	0.11
Bank of Georgia Group PLC	Financials	185	2,455	0.11
Airtel Africa PLC	Communication Services	3,057	2,365	0.10
Paragon Banking Group PLC	Financials	538	2,329	0.10
National Express Group PLC	Industrials	1,001	2,314	0.10
Victrex PLC	Materials	95	2,304	0.10
Hill & Smith Holdings PLC	Materials	147	2,263	0.10
Biffa PLC	Industrials	908	2,260	0.10
TI Fluid Systems PLC	Consumer Discretionary	911	2,091	0.09
Trainline PLC	Consumer Discretionary	386	2,078	0.09
AJ Bell PLC	Financials	422	2,019	0.09
Savills PLC	Real Estate	195	1,992	0.09

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Greencore Group PLC	Consumer Staples	1,274	$1,984	0.09%
Stagecoach Group PLC	Industrials	2,682	1,976	0.09
McCarthy & Stone PLC	Consumer Discretionary	2,170	1,907	0.08
Frasers Group PLC	Consumer Discretionary	499	1,887	0.08
Morgan Advanced Materials PLC	Industrials	621	1,851	0.08
4imprint Group PLC	Communication Services	57	1,727	0.08
Rank Group PLC	Consumer Discretionary	950	1,722	0.08
Inchcape PLC	Consumer Discretionary	269	1,630	0.07
Kainos Group PLC	Information Technology	169	1,566	0.07
Renishaw PLC	Information Technology	31	1,534	0.07
Workspace Group PLC	Real Estate	189	1,526	0.07
Oxford Instruments PLC	Information Technology	83	1,478	0.06
LondonMetric Property PLC	Real Estate	537	1,400	0.06
LXI REIT plc	Real Estate	945	1,320	0.06
Tritax Big Box REIT PLC	Real Estate	732	1,314	0.06
St Modwen Properties PLC	Real Estate	302	1,292	0.06
Great Portland Estates PLC	Real Estate	156	1,222	0.05
WH Smith PLC	Consumer Discretionary	85	1,150	0.05
Pagegroup PLC	Industrials	243	1,138	0.05
Synthomer PLC	Materials	316	1,088	0.05
Brewin Dolphin Holdings PLC	Financials	330	1,065	0.05
J D Wetherspoon PLC	Consumer Discretionary	83	1,030	0.04
TBC Bank Group PLC	Financials	91	1,003	0.04
Hilton Food Group PLC	Consumer Staples	63	991	0.04
PZ Cussons PLC	Consumer Staples	422	965	0.04
Moneysupermarket.com Group PLC	Consumer Discretionary	230	920	0.04
Equiniti Group PLC	Information Technology	507	912	0.04
James Fisher & Sons PLC	Industrials	51	865	0.04
XP Power Ltd	Industrials	19	848	0.04
Micro Focus International PLC	Information Technology	152	810	0.04
Shaftesbury PLC	Real Estate	119	777	0.03
PayPoint PLC	Industrials	104	772	0.03
AG Barr PLC	Consumer Staples	131	731	0.03
Clarkson PLC	Industrials	26	718	0.03
Ninety One PLC	Financials	278	708	0.03
Sabre Insurance Group PLC	Financials	192	626	0.03
CLS Holdings PLC	Real Estate	262	599	0.03
Hays PLC	Industrials	402	593	0.03
BMO Commercial Property Trust Ltd	Real Estate	649	506	0.02
Watches of Switzerland Group PLC	Consumer Discretionary	141	489	0.02
Vivo Energy PLC	Consumer Discretionary	430	430	0.02
Bakkavor Group PLC	Consumer Staples	317	277	0.01
PPHE Hotel Group Ltd	Consumer Discretionary	20	273	0.01

A basket (JPGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Apple Inc	Information Technology	1,483	$540,895	4.48%
Microsoft Corp	Information Technology	2,036	414,320	3.44
Facebook Inc	Communication Services	1,051	238,681	1.98
Johnson & Johnson	Health Care	1,606	225,823	1.87
Amazon.com Inc	Consumer Discretionary	77	211,899	1.76
Alphabet Inc	Communication Services	138	196,019	1.63
Intel Corp	Information Technology	3,030	181,311	1.50
Merck & Co Inc	Health Care	2,055	158,892	1.32
Berkshire Hathaway Inc	Financials	733	130,894	1.09
Alphabet Inc	Communication Services	91	128,362	1.06
Procter & Gamble Co/The	Consumer Staples	1,054	125,975	1.04
Adobe Inc	Information Technology	283	123,368	1.02

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
American Tower Corp	Real Estate	440	$113,764	0.94%
Electronic Arts Inc	Communication Services	785	103,716	0.86
Oracle Corp	Information Technology	1,780	98,381	0.82
Zebra Technologies Corp	Information Technology	367	93,884	0.78
Take-Two Interactive Software Inc	Communication Services	668	93,219	0.77
Walmart Inc	Consumer Staples	768	92,000	0.76
PepsiCo Inc	Consumer Staples	694	91,749	0.76
Eli Lilly and Co	Health Care	554	91,007	0.75
UnitedHealth Group Inc	Health Care	306	90,209	0.75
NortonLifeLock Inc	Information Technology	4,512	89,478	0.74
Home Depot Inc/The	Consumer Discretionary	344	86,237	0.71
Costco Wholesale Corp	Consumer Staples	283	85,860	0.71
Kroger Co/The	Consumer Staples	2,536	85,857	0.71
NextEra Energy Inc	Utilities	348	83,484	0.69
Bristol-Myers Squibb Co	Health Care	1,420	83,470	0.69
Amgen Inc	Health Care	353	83,213	0.69
VeriSign Inc	Information Technology	402	83,139	0.69
Intuit Inc	Information Technology	277	82,091	0.68
Mastercard Inc	Information Technology	274	81,168	0.67
Pfizer Inc	Health Care	2,396	78,344	0.65
Cognizant Technology Solutions Corp	Information Technology	1,272	72,292	0.60
PayPal Holdings Inc	Information Technology	412	71,809	0.60
Philip Morris International Inc	Consumer Staples	1,023	71,681	0.59
Dell Technologies Inc	Information Technology	1,277	70,136	0.58
Coca-Cola Co/The	Consumer Staples	1,561	69,752	0.58
NVIDIA Corp	Information Technology	182	69,039	0.57
Texas Instruments Inc	Information Technology	543	68,883	0.57
F5 Networks Inc	Information Technology	482	67,264	0.56
Domino’s Pizza Inc	Consumer Discretionary	176	65,042	0.54
Walt Disney Co/The	Communication Services	571	63,720	0.53
Booking Holdings Inc	Consumer Discretionary	40	63,547	0.53
AbbVie Inc	Health Care	641	62,929	0.52
Wells Fargo & Co	Financials	2,432	62,249	0.52
McDonald’s Corp	Consumer Discretionary	334	61,647	0.51
JPMorgan Chase & Co	Financials	652	61,354	0.51
Equinix Inc	Real Estate	87	61,091	0.51
Chipotle Mexican Grill Inc	Consumer Discretionary	58	60,622	0.50
Hershey Co/The	Consumer Staples	463	60,065	0.50
AES Corp/The	Utilities	4,137	59,940	0.50
Verizon Communications Inc	Communication Services	1,085	59,818	0.50
McCormick & Co Inc/MD	Consumer Staples	332	59,645	0.49
Progressive Corp/The	Financials	743	59,483	0.49
Abbott Laboratories	Health Care	631	57,725	0.48
Kimberly-Clark Corp	Consumer Staples	406	57,391	0.48
Cisco Systems Inc	Information Technology	1,224	57,080	0.47
salesforce.com Inc	Information Technology	299	56,037	0.46
Public Storage	Real Estate	292	56,025	0.46
Mondelez International Inc	Consumer Staples	1,093	55,909	0.46
FedEx Corp	Industrials	397	55,715	0.46
NIKE Inc	Consumer Discretionary	568	55,666	0.46
McKesson Corp	Health Care	360	55,246	0.46
Seagate Technology PLC	Information Technology	1,127	54,576	0.45
Crown Castle International Corp	Real Estate	325	54,396	0.45
Kellogg Co	Consumer Staples	808	53,399	0.44
Constellation Brands Inc	Consumer Staples	291	50,978	0.42
Synopsys Inc	Information Technology	257	50,075	0.42
Danaher Corp	Health Care	281	49,664	0.41
Intercontinental Exchange Inc	Financials	540	49,493	0.41
Baxter International Inc	Health Care	560	48,174	0.40

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Regeneron Pharmaceuticals Inc	Health Care	77	$48,046	0.40%
Activision Blizzard Inc	Communication Services	610	46,313	0.38
Dollar General Corp	Consumer Discretionary	242	46,080	0.38
Zillow Group Inc	Communication Services	795	45,725	0.38
Gilead Sciences Inc	Health Care	581	44,678	0.37
FirstEnergy Corp	Utilities	1,140	44,190	0.37
Clorox Co/The	Consumer Staples	201	44,077	0.37
Cigna Corp	Health Care	235	44,020	0.36
Moody’s Corp	Financials	156	42,775	0.35
Dollar Tree Inc	Consumer Discretionary	457	42,400	0.35
Henry Schein Inc	Health Care	726	42,376	0.35
FLIR Systems Inc	Information Technology	1,025	41,570	0.34
Target Corp	Consumer Discretionary	346	41,535	0.34
Netflix Inc	Communication Services	91	41,530	0.34
CH Robinson Worldwide Inc	Industrials	523	41,309	0.34
Motorola Solutions Inc	Information Technology	293	41,010	0.34
Elanco Animal Health Inc	Health Care	1,880	40,330	0.33
Fidelity National Information Services I	Information Technology	300	40,220	0.33
Booz Allen Hamilton Holding Corp	Information Technology	514	39,998	0.33
MarketAxess Holdings Inc	Financials	78	39,286	0.33
News Corp	Communication Services	3,305	39,201	0.33
Colgate-Palmolive Co	Consumer Staples	533	39,033	0.32
Cerner Corp	Health Care	567	38,878	0.32
Skyworks Solutions Inc	Information Technology	303	38,795	0.32
Comcast Corp	Communication Services	992	38,665	0.32
Ecolab Inc	Materials	193	38,386	0.32
Arista Networks Inc	Information Technology	181	38,119	0.32
IDEXX Laboratories Inc	Health Care	115	37,809	0.31
General Mills Inc	Consumer Staples	613	37,796	0.31
PPL Corp	Utilities	1,446	37,360	0.31
Copart Inc	Industrials	447	37,200	0.31
Church & Dwight Co Inc	Consumer Staples	471	36,375	0.30
QUALCOMM Inc	Information Technology	398	36,337	0.30
Aon PLC	Financials	187	35,958	0.30
Hartford Financial Services Group Inc/Th	Financials	931	35,897	0.30
CoStar Group Inc	Industrials	50	35,842	0.30
AT&T Inc	Communication Services	1,181	35,710	0.30
CMS Energy Corp	Utilities	609	35,579	0.29
Marsh & McLennan Cos Inc	Financials	329	35,372	0.29
Dominion Energy Inc	Utilities	435	35,289	0.29
HCA Healthcare Inc	Health Care	362	35,108	0.29
Akamai Technologies Inc	Information Technology	325	34,846	0.29
Hormel Foods Corp	Consumer Staples	718	34,635	0.29
Quest Diagnostics Inc	Health Care	303	34,524	0.29
Intuitive Surgical Inc	Health Care	60	34,473	0.29
Brown & Brown Inc	Financials	831	33,867	0.28
WEC Energy Group Inc	Utilities	382	33,479	0.28
Xcel Energy Inc	Utilities	533	33,314	0.28
Campbell Soup Co	Consumer Staples	669	33,188	0.28
Waste Management Inc	Industrials	312	33,017	0.27
Liberty Broadband Corp	Communication Services	266	32,922	0.27
Consolidated Edison Inc	Utilities	452	32,533	0.27
Hanesbrands Inc	Consumer Discretionary	2,855	32,229	0.27
Travelers Cos Inc/The	Financials	282	32,151	0.27
Marvell Technology Group Ltd	Information Technology	892	31,272	0.26
CME Group Inc	Financials	192	31,248	0.26
Walgreens Boots Alliance Inc	Consumer Staples	737	31,230	0.26
Allstate Corp/The	Financials	320	31,021	0.26
3M Co	Industrials	198	30,964	0.26

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Ameriprise Financial Inc	Financials	205	$30,824	0.26%
Citizens Financial Group Inc	Financials	1,206	30,452	0.25
Chevron Corp	Energy	341	30,418	0.25
Ameren Corp	Utilities	431	30,317	0.25
Amphenol Corp	Information Technology	313	29,946	0.25
Insulet Corp	Health Care	154	29,909	0.25
American Express Co	Financials	314	29,898	0.25
Kraft Heinz Co/The	Consumer Staples	928	29,599	0.25
Ball Corp	Materials	422	29,323	0.24
Atmos Energy Corp	Utilities	291	28,970	0.24
Zimmer Biomet Holdings Inc	Health Care	242	28,856	0.24
Laboratory Corp of America Holdings	Health Care	172	28,495	0.24
VMware Inc	Information Technology	183	28,411	0.24
Live Nation Entertainment Inc	Communication Services	637	28,219	0.23
T Rowe Price Group Inc	Financials	228	28,172	0.23
Cboe Global Markets Inc	Financials	299	27,849	0.23
Discovery Inc	Communication Services	1,434	27,626	0.23
Biogen Inc	Health Care	102	27,235	0.23
AutoZone Inc	Consumer Discretionary	24	27,143	0.23
Wayfair Inc	Consumer Discretionary	136	26,950	0.22
Discovery Inc	Communication Services	1,275	26,907	0.22
SBA Communications Corp	Real Estate	90	26,811	0.22
Yum! Brands Inc	Consumer Discretionary	307	26,701	0.22
Interactive Brokers Group Inc	Financials	637	26,589	0.22
American Water Works Co Inc	Utilities	206	26,521	0.22
Becton Dickinson and Co	Health Care	111	26,487	0.22
NRG Energy Inc	Utilities	801	26,082	0.22
Exelon Corp	Utilities	716	26,001	0.22
Duke Energy Corp	Utilities	323	25,783	0.21
Illinois Tool Works Inc	Industrials	147	25,687	0.21
AmerisourceBergen Corp	Health Care	252	25,365	0.21
Southern Co/The	Utilities	483	25,047	0.21
Republic Services Inc	Industrials	304	24,943	0.21
Universal Health Services Inc	Health Care	267	24,789	0.21
NiSource Inc	Utilities	1,082	24,613	0.20
Mylan NV	Health Care	1,522	24,473	0.20
J M Smucker Co/The	Consumer Staples	230	24,332	0.20
Citrix Systems Inc	Information Technology	163	24,073	0.20
CarMax Inc	Consumer Discretionary	268	23,980	0.20
Mettler-Toledo International Inc	Health Care	29	23,668	0.20
Everest Re Group Ltd	Financials	114	23,566	0.20
Alexandria Real Estate Equities Inc	Real Estate	145	23,535	0.20
PVH Corp	Consumer Discretionary	489	23,517	0.19
Synchrony Financial	Financials	1,061	23,511	0.19
Keysight Technologies Inc	Information Technology	231	23,315	0.19
DTE Energy Co	Utilities	216	23,241	0.19
Digital Realty Trust Inc	Real Estate	161	22,899	0.19
US Bancorp	Financials	608	22,386	0.19
Pinnacle West Capital Corp	Utilities	305	22,339	0.19
Liberty Broadband Corp	Communication Services	183	22,332	0.19
Markel Corp	Financials	24	22,319	0.19
Honeywell International Inc	Industrials	150	21,726	0.18
Cabot Oil & Gas Corp	Energy	1,260	21,651	0.18
Advance Auto Parts Inc	Consumer Discretionary	151	21,471	0.18
Emerson Electric Co	Industrials	344	21,361	0.18
Assurant Inc	Financials	206	21,279	0.18
T-Mobile US Inc	Communication Services	201	20,902	0.17
Cummins Inc	Industrials	121	20,884	0.17
Under Armour Inc	Consumer Discretionary	2,344	20,718	0.17

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Newmont Corp	Materials	331	$20,454	0.17%
Brunswick Corp/DE	Consumer Discretionary	319	20,443	0.17
Under Armour Inc	Consumer Discretionary	2,082	20,276	0.17
Eversource Energy	Utilities	243	20,266	0.17
Discover Financial Services	Financials	397	19,862	0.16
Verisk Analytics Inc	Industrials	116	19,708	0.16
Old Dominion Freight Line Inc	Industrials	116	19,598	0.16
EOG Resources Inc	Energy	380	19,233	0.16
ConocoPhillips	Energy	443	18,597	0.15
Newell Brands Inc	Consumer Discretionary	1,138	18,075	0.15
PPG Industries Inc	Materials	168	17,838	0.15
SVB Financial Group	Financials	83	17,826	0.15
Teleflex Inc	Health Care	48	17,641	0.15
EPAM Systems Inc	Information Technology	70	17,549	0.15
A O Smith Corp	Industrials	372	17,529	0.15
Edwards Lifesciences Corp	Health Care	251	17,364	0.14
Darden Restaurants Inc	Consumer Discretionary	220	16,653	0.14
UDR Inc	Real Estate	438	16,383	0.14
Stanley Black & Decker Inc	Industrials	118	16,381	0.14
Catalent Inc	Health Care	220	16,135	0.13
Robert Half International Inc	Industrials	301	15,901	0.13
United Parcel Service Inc	Industrials	142	15,819	0.13
Jacobs Engineering Group Inc	Industrials	183	15,508	0.13
Sealed Air Corp	Materials	472	15,496	0.13
Eaton Corp PLC	Industrials	177	15,472	0.13
Alliant Energy Corp	Utilities	319	15,268	0.13
Cooper Cos Inc/The	Health Care	53	15,125	0.13
American Electric Power Co Inc	Utilities	189	15,025	0.12
Encompass Health Corp	Health Care	239	14,815	0.12
Masco Corp	Industrials	289	14,503	0.12
Gaming and Leisure Properties Inc	Real Estate	417	14,444	0.12
CenterPoint Energy Inc	Utilities	765	14,286	0.12
United Airlines Holdings Inc	Industrials	411	14,216	0.12
United Rentals Inc	Industrials	95	14,189	0.12
Sherwin-Williams Co/The	Materials	25	14,171	0.12
Waters Corp	Health Care	79	14,169	0.12
Charter Communications Inc	Communication Services	27	13,924	0.12
Westrock Co	Materials	488	13,802	0.11
Arthur J Gallagher & Co	Financials	140	13,645	0.11
World Wrestling Entertainment Inc	Communication Services	312	13,575	0.11
LendingTree Inc	Financials	46	13,430	0.11
MSCI Inc	Financials	40	13,361	0.11
Maxim Integrated Products Inc	Information Technology	220	13,342	0.11
Tyson Foods Inc	Consumer Staples	219	13,061	0.11
Packaging Corp of America	Materials	131	13,045	0.11
Lam Research Corp	Information Technology	40	12,946	0.11
Altria Group Inc	Consumer Staples	326	12,803	0.11
IQVIA Holdings Inc	Health Care	90	12,785	0.11
Fidelity National Financial Inc	Financials	416	12,761	0.11
Quanta Services Inc	Industrials	325	12,752	0.11
EchoStar Corp	Information Technology	454	12,701	0.11
Entergy Corp	Utilities	135	12,685	0.11
Interpublic Group of Cos Inc/The	Communication Services	721	12,374	0.10
Applied Materials Inc	Information Technology	203	12,258	0.10
Dow Inc	Materials	300	12,216	0.10
Rollins Inc	Industrials	277	11,759	0.10
Rockwell Automation Inc	Industrials	55	11,753	0.10
Vertex Pharmaceuticals Inc	Health Care	40	11,653	0.10
Phillips 66	Energy	162	11,635	0.10

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Nucor Corp	Materials	281	$11,616	0.10%
Leidos Holdings Inc	Information Technology	124	11,615	0.10
BorgWarner Inc	Consumer Discretionary	325	11,466	0.10
Nektar Therapeutics	Health Care	485	11,233	0.09
Chubb Ltd	Financials	89	11,219	0.09
Trane Technologies PLC	Industrials	126	11,209	0.09
National Retail Properties Inc	Real Estate	315	11,171	0.09
DexCom Inc	Health Care	28	11,161	0.09
FMC Corp	Materials	110	10,993	0.09
Advanced Micro Devices Inc	Information Technology	208	10,930	0.09
ResMed Inc	Health Care	57	10,883	0.09
Host Hotels & Resorts Inc	Real Estate	975	10,519	0.09
DaVita Inc	Health Care	133	10,491	0.09
Edison International	Utilities	193	10,466	0.09
Celanese Corp	Materials	121	10,417	0.09
S&P Global Inc	Financials	32	10,405	0.09
Marathon Oil Corp	Energy	1,674	10,248	0.08
ViacomCBS Inc	Communication Services	436	10,156	0.08
Duke Realty Corp	Real Estate	284	10,062	0.08
ANSYS Inc	Information Technology	33	9,618	0.08
DENTSPLY SIRONA Inc	Health Care	217	9,551	0.08
Public Service Enterprise Group Inc	Utilities	188	9,218	0.08
News Corp	Communication Services	767	9,161	0.08
Medtronic PLC	Health Care	91	8,306	0.07
Pioneer Natural Resources Co	Energy	82	8,024	0.07
Parker-Hannifin Corp	Industrials	41	7,462	0.06
American Airlines Group Inc	Industrials	569	7,441	0.06
Conagra Brands Inc	Consumer Staples	203	7,152	0.06
Las Vegas Sands Corp	Consumer Discretionary	156	7,117	0.06
Xilinx Inc	Information Technology	70	6,897	0.06
Zoetis Inc	Health Care	48	6,531	0.05
Charles Schwab Corp/The	Financials	186	6,276	0.05
Allegion plc	Industrials	61	6,220	0.05
Xylem Inc/NY	Industrials	93	6,072	0.05
Air Products and Chemicals Inc	Materials	25	6,005	0.05
Incyte Corp	Health Care	57	5,917	0.05
Tractor Supply Co	Consumer Discretionary	44	5,854	0.05
Qorvo Inc	Information Technology	52	5,753	0.05
Avery Dennison Corp	Materials	48	5,530	0.05
CVS Health Corp	Health Care	81	5,246	0.04
International Business Machines Corp	Information Technology	43	5,211	0.04
Prologis Inc	Real Estate	55	5,171	0.04
HollyFrontier Corp	Energy	175	5,100	0.04
Halliburton Co	Energy	380	4,937	0.04
Thermo Fisher Scientific Inc	Health Care	13	4,736	0.04
Jack Henry & Associates Inc	Information Technology	24	4,492	0.04
Bank of America Corp	Financials	189	4,483	0.04
Citigroup Inc	Financials	85	4,333	0.04
Huntington Ingalls Industries Inc	Industrials	25	4,319	0.04
Broadcom Inc	Information Technology	14	4,308	0.04
HP Inc	Information Technology	240	4,186	0.03
Northern Trust Corp	Financials	53	4,185	0.03
Fortinet Inc	Information Technology	30	4,128	0.03
Anthem Inc	Health Care	16	4,076	0.03
ABIOMED Inc	Health Care	17	4,024	0.03
Realty Income Corp	Real Estate	67	4,006	0.03
First Republic Bank/CA	Financials	37	3,923	0.03
Brown-Forman Corp	Consumer Staples	59	3,770	0.03
TE Connectivity Ltd	Information Technology	45	3,660	0.03

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
DXC Technology Co	Information Technology	219	$3,621	0.03%
Alliance Data Systems Corp	Information Technology	79	3,549	0.03
Microchip Technology Inc	Information Technology	33	3,521	0.03
Westinghouse Air Brake Technologies Corp	Industrials	59	3,410	0.03
Accenture PLC	Information Technology	16	3,328	0.03
International Paper Co	Materials	94	3,319	0.03
CenturyLink Inc	Communication Services	324	3,251	0.03
Invesco Ltd	Financials	281	3,020	0.03
Hewlett Packard Enterprise Co	Information Technology	309	3,007	0.02
Micron Technology Inc	Information Technology	58	2,992	0.02
Mosaic Co/The	Materials	226	2,826	0.02
American International Group Inc	Financials	90	2,806	0.02
General Electric Co	Industrials	409	2,790	0.02
Alexion Pharmaceuticals Inc	Health Care	25	2,778	0.02
Western Union Co/The	Information Technology	120	2,598	0.02
CDW Corp/DE	Information Technology	22	2,594	0.02
Prudential Financial Inc	Financials	42	2,564	0.02
Cardinal Health Inc	Health Care	49	2,536	0.02
Nasdaq Inc	Financials	21	2,488	0.02
Molson Coors Beverage Co	Consumer Staples	72	2,464	0.02
NetApp Inc	Information Technology	55	2,448	0.02
Fiserv Inc	Information Technology	25	2,417	0.02
Morgan Stanley	Financials	50	2,391	0.02
Unum Group	Financials	144	2,387	0.02
Fox Corp	Communication Services	86	2,308	0.02
Delta Air Lines Inc	Industrials	82	2,291	0.02
Fox Corp	Communication Services	84	2,254	0.02
Southwest Airlines Co	Industrials	62	2,115	0.02
Lowe’s Cos Inc	Consumer Discretionary	15	2,079	0.02
Principal Financial Group Inc	Financials	50	2,061	0.02
Alaska Air Group Inc	Industrials	56	2,030	0.02
Caterpillar Inc	Industrials	15	1,932	0.02
Bank of New York Mellon Corp/The	Financials	50	1,914	0.02
Carrier Global Corp	Industrials	84	1,869	0.02
Omnicom Group Inc	Communication Services	34	1,838	0.02
Comerica Inc	Financials	48	1,820	0.02
FleetCor Technologies Inc	Information Technology	7	1,804	0.01
Ford Motor Co	Consumer Discretionary	289	1,756	0.01
Fifth Third Bancorp	Financials	91	1,746	0.01
Lincoln National Corp	Financials	47	1,732	0.01
Regions Financial Corp	Financials	155	1,726	0.01
KeyCorp	Financials	139	1,688	0.01
Extra Space Storage Inc	Real Estate	18	1,667	0.01
Nielsen Holdings PLC	Industrials	109	1,626	0.01
W R Berkley Corp	Financials	28	1,604	0.01
Perrigo Co PLC	Health Care	28	1,554	0.01
Capital One Financial Corp	Financials	25	1,549	0.01
Lennar Corp	Consumer Discretionary	24	1,475	0.01
Evergy Inc	Utilities	25	1,461	0.01
TJX Cos Inc/The	Consumer Discretionary	29	1,445	0.01
eBay Inc	Consumer Discretionary	27	1,438	0.01
Mohawk Industries Inc	Consumer Discretionary	14	1,377	0.01
Aflac Inc	Financials	38	1,371	0.01
CSX Corp	Industrials	19	1,355	0.01
Kohl’s Corp	Consumer Discretionary	61	1,266	0.01
Gartner Inc	Information Technology	10	1,263	0.01
Flowserve Corp	Industrials	44	1,260	0.01
Lamb Weston Holdings Inc	Consumer Staples	19	1,242	0.01
PulteGroup Inc	Consumer Discretionary	36	1,212	0.01

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Huntington Bancshares Inc/OH	Financials	131	$1,182	0.01%
Best Buy Co Inc	Consumer Discretionary	13	1,161	0.01
LKQ Corp	Consumer Discretionary	44	1,149	0.01
Centene Corp	Health Care	18	1,132	0.01
Whirlpool Corp	Consumer Discretionary	9	1,124	0.01
Expedia Group Inc	Consumer Discretionary	14	1,122	0.01
Analog Devices Inc	Information Technology	9	1,107	0.01
Aptiv PLC	Consumer Discretionary	14	1,100	0.01
Fortive Corp	Industrials	16	1,088	0.01
CBRE Group Inc	Real Estate	24	1,078	0.01
Archer-Daniels-Midland Co	Consumer Staples	27	1,075	0.01
PNC Financial Services Group Inc/The	Financials	10	1,071	0.01
Juniper Networks Inc	Information Technology	47	1,071	0.01
Eastman Chemical Co	Materials	15	1,063	0.01
National Oilwell Varco Inc	Energy	87	1,061	0.01
Leggett & Platt Inc	Consumer Discretionary	30	1,061	0.01
Western Digital Corp	Information Technology	24	1,042	0.01
Ralph Lauren Corp	Consumer Discretionary	14	1,007	0.01
L Brands Inc	Consumer Discretionary	67	999	0.01
Helmerich & Payne Inc	Energy	50	970	0.01
Snap-on Inc	Industrials	7	945	0.01
Fortune Brands Home & Security Inc	Industrials	15	939	0.01
Baker Hughes Co	Energy	61	938	0.01
Zions Bancorp NA	Financials	27	932	0.01
M&T Bank Corp	Financials	9	926	0.01
Ross Stores Inc	Consumer Discretionary	11	907	0.01
Valero Energy Corp	Energy	15	905	0.01
CF Industries Holdings Inc	Materials	32	905	0.01
AMETEK Inc	Industrials	10	899	0.01
DR Horton Inc	Consumer Discretionary	16	898	0.01
Ulta Beauty Inc	Consumer Discretionary	4	894	0.01
Schlumberger Ltd	Energy	49	893	0.01
General Motors Co	Consumer Discretionary	33	837	0.01
LyondellBasell Industries NV	Materials	13	829	0.01
Gap Inc/The	Consumer Discretionary	65	822	0.01
PerkinElmer Inc	Health Care	8	794	0.01
DuPont de Nemours Inc	Materials	15	774	0.01
NVR Inc	Consumer Discretionary	0	754	0.01
O’Reilly Automotive Inc	Consumer Discretionary	2	732	0.01
Hilton Worldwide Holdings Inc	Consumer Discretionary	10	705	0.01
Dover Corp	Industrials	7	693	0.01
Pentair PLC	Industrials	18	677	0.01
MGM Resorts International	Consumer Discretionary	40	668	0.01
Nordstrom Inc	Consumer Discretionary	42	645	0.01
Royal Caribbean Cruises Ltd	Consumer Discretionary	13	640	0.01
Martin Marietta Materials Inc	Materials	3	621	0.01
Raymond James Financial Inc	Financials	9	621	0.01
Marathon Petroleum Corp	Energy	16	601	0.00
H&R Block Inc	Consumer Discretionary	39	558	0.00
Genuine Parts Co	Consumer Discretionary	6	553	0.00
Marriott International Inc/MD	Consumer Discretionary	6	536	0.00
Carnival Corp	Consumer Discretionary	32	530	0.00
WW Grainger Inc	Industrials	2	472	0.00
Corteva Inc	Materials	17	456	0.00
Hologic Inc	Health Care	8	455	0.00
Vulcan Materials Co	Materials	4	429	0.00
Franklin Resources Inc	Financials	19	395	0.00
Hasbro Inc	Consumer Discretionary	5	355	0.00
Expeditors International of Washington I	Industrials	5	343	0.00

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Garmin Ltd	Consumer Discretionary	3	$327	0.00%
Tapestry Inc	Consumer Discretionary	24	320	0.00
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	19	312	0.00
Devon Energy Corp	Energy	22	247	0.00

PURCHASED OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Purchased options contracts:
Calls
CBOE Volatility Index	Morgan Stanley Co., Inc.	35 USD	07/22/2020	180	$547,740	$49,500	$68,238	$(18,738)
		35 USD	08/19/2020	180	547,740	76,500	75,616	884
		35 USD	09/16/2020	170	517,310	79,900	91,849	(11,949)

Total purchased options contracts				530		$205,900	$235,703	$(29,803)

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 3.7%
FHLMC – 1.9%
$26,822	5.000%	11/01/2025	$29,275
23,175	5.000	08/01/2028	25,481
10,539	5.000	01/01/2033	12,094
406	5.000	03/01/2033	466
5,729	5.000	04/01/2033	6,572
753	5.000	05/01/2033	863
2,582	5.000	06/01/2033	2,961
16,686	5.000	07/01/2033	19,141
24,195	5.000	08/01/2033	27,742
2,026	5.000	09/01/2033	2,324
5,002	5.000	10/01/2033	5,738
11,361	5.000	11/01/2033	13,032
5,869	5.000	12/01/2033	6,733
5,147	5.000	01/01/2034	5,905
17,814	5.000	02/01/2034	20,453
7,512	5.000	03/01/2034	8,645
14,015	5.000	04/01/2034	16,138
18,369	5.000	05/01/2034	21,075
263,472	5.000	06/01/2034	302,349
4,040	5.000	11/01/2034	4,653
68,643	5.000	04/01/2035	78,740
1,219,293	5.000	07/01/2035	1,404,052
2,569	5.000	11/01/2035	2,947
54,519	5.000	03/01/2036	62,756
17,545	5.000	03/01/2037	20,077
59,990	5.000	12/01/2037	68,644
108,791	5.000	02/01/2038	124,486
263,654	5.000	03/01/2038	301,597
128,519	5.000	07/01/2038	147,015
105,622	5.000	11/01/2038	120,822
284,545	5.000	12/01/2038	325,603
159,553	5.000	01/01/2039	182,508
39,376	5.000	02/01/2039	45,041
260,005	5.000	06/01/2041	297,511

			3,713,439

UMBS – 1.8%
4,099	6.000	03/01/2034	4,779
15,062	6.000	08/01/2034	17,654
64,754	6.000	08/01/2035	76,938
103,821	6.000	09/01/2035	123,801
184,237	6.000	11/01/2035	219,619
400,412	6.000	03/01/2036	475,538
3,691	6.000	06/01/2036	4,383
768,525	6.000	09/01/2036	876,475
143,881	6.000	12/01/2036	172,028
9,859	6.000	02/01/2037	11,735
1,860	6.000	04/01/2037	2,178
3,068	6.000	05/01/2037	3,651
88,743	6.000	06/01/2037	106,404
57,348	6.000	07/01/2037	68,760
123,425	6.000	08/01/2037	145,858
54,888	6.000	09/01/2037	65,770
10,419	6.000	10/01/2037	12,464
31,138	6.000	11/01/2037	37,458
2,548	6.000	12/01/2037	3,064
278,710	6.000	01/01/2038	333,192

Mortgage-Backed Securities – (continued)
UMBS – (continued)
35,442	6.000	03/01/2038	42,414
1,952	6.000	04/01/2038	2,342
524	6.000	05/01/2038	591
843	6.000	09/01/2038	1,013
56,385	6.000	10/01/2038	67,672
2,148	6.000	12/01/2038	2,571
1,935	6.000	01/01/2039	2,318
7,627	4.000	08/01/2039	8,381
25,130	4.500	02/01/2040	27,330
2,284	6.000	04/01/2040	2,735
96,278	6.000	06/01/2040	115,356
218,449	6.000	05/01/2041	261,181
93,505	4.500	08/01/2041	103,711

			3,399,364

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,710,682)			$7,112,803

Collateralized Mortgage Obligations – 1.8%
Regular Floater(a)(b) – 0.1%
FHLMC REMIC Series 3371, Class FA
$147,854	0.785%	09/15/2037	$149,317
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
126,299	0.624	10/07/2020	125,770

			275,087

Sequential Fixed Rate – 1.7%
FHLMC REMIC Series 2755, Class ZA
350,464	5.000	02/15/2034	396,448
FHLMC REMIC Series 4246, Class PT
183,487	6.500	02/15/2036	218,718
FHLMC REMIC Series 4273, Class PD
937,069	6.500	11/15/2043	1,138,541
FNMA REMIC Series 2012-111, Class B
245,066	7.000	10/25/2042	303,130
FNMA REMIC Series 2012-153, Class B
914,255	7.000	07/25/2042	1,155,908

			3,212,745

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,216,939)			$3,487,832

Commercial Mortgage-Backed Securities(b) – 6.4%
Agency Multi-Family– 6.4%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,131,793	4.084%	11/25/2020	$5,146,471
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2(a)
7,241,330	3.034	10/25/2020	7,257,719

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $13,271,814)			$12,404,190

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1(a)
$237	7.000%	09/25/2037	$236
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1(a)
54,093	7.000	09/25/2037	53,610
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
176,671	0.530	12/07/2020	175,861

TOTAL ASSET-BACKED SECURITIES
(Cost $231,002)			$229,707

U.S. Treasury Obligations – 7.1%
U.S. Treasury Bonds(c)
$1,100,000	2.750%	11/15/2042	$1,408,344
1,990,000	3.750	11/15/2043	2,961,058
20,000	3.375	05/15/2044	28,278
4,780,000	3.000	05/15/2047	6,512,003
U.S. Treasury Notes
2,490,000	2.625	12/31/2025	2,797,943
40,000	1.375	08/31/2026	42,312

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,451,358)			$13,749,938

Shares	Dividend Rate	Value

Investment Company(d) – 48.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
93,886,430	0.155%	$93,886,430
(Cost $93,886,430)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investment – 15.9%
U.S. Treasury Obligation – 15.9%
U.S. Treasury Bills
$30,600,000	0.110%	09/08/2020	$30,592,044
(Cost $30,593,548)

TOTAL INVESTMENTS – 83.6%
(Cost $158,361,773)			$161,462,944

OTHER ASSETS IN EXCESS OF LIABILITIES – 16.4%			31,756,240

NET ASSETS – 100.0%			$193,219,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—Uniform Mortgage-Backed Securities

Currency Abbreviation:
USD	—United States Dollar

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
3 Month Eurodollar	1	12/14/2020	$249,263	$4,181
U.S. Treasury Long Bond	18	09/21/2020	3,213,000	17,574

Total				$21,755

Short position contracts:
U.S. Treasury 2 Year Note	(48)	09/30/2020	$(10,599,375)	$(2,502)
U.S. Treasury 5 Year Note	(45)	09/30/2020	(5,658,047)	(11,680)
U.S. Treasury 10 Year Note	(4)	09/21/2020	(556,562)	(1,976)
U.S. Treasury 10 Year Ultra Note	(18)	09/21/2020	(2,833,875)	(15,763)
U.S. Treasury Ultra Bond	(56)	09/21/2020	(12,213,250)	(27,362)

Total				$(59,283)

Total Futures Contracts				$(37,528)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 9,100	$1,185	$229	$956

(a)	Payments made quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(b)
S&P GSCI Energy 1 Month Forward Index	(0.000)%	BNP Paribas SA	04/08/2021	USD	52,644	$—
S&P GSCI Energy 1 Month Forward Index	(0.000)	Macquarie Bank Ltd.	04/16/2021		52,352	—
S&P GSCI Energy 1 Month Forward Index	(0.000)	Merrill Lynch & Co., Inc.	10/22/2020		80,368	—
S&P GSCI Energy 1 Month Forward Index	(0.000)		10/26/2020		8,727	—

TOTAL						$—

(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 77.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
232,562,010	0.155%	$232,562,010

TOTAL INVESTMENTS – 77.4%
(Cost $232,562,010)		$232,562,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.6%		68,055,109

NET ASSETS – 100.0%		$300,617,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	—Banker Acceptance Rate
BBR	—Bank Bill Reference Rate
BUBOR	—Budapest Interbank Offered Rate
EURIBOR	—Euro Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate

LIBOR	—London Interbank Offered Rate
PRIBOR	—Prague Interbank Offered Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
USD	—United States Dollar
ZAR	—South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	AUD	2,600,000	USD	1,790,972	09/16/2020	$3,758
	CHF	2,419,000	USD	2,528,565	09/16/2020	30,504
	EUR	4,538,000	USD	5,105,820	09/16/2020	1,384
	GBP	349,000	USD	431,715	09/16/2020	928
	INR	303,000,000	USD	3,937,115	09/16/2020	40,562
	JPY	3,256,276,000	USD	29,996,527	09/16/2020	192,642
	NZD	1,900,000	USD	1,220,387	09/16/2020	5,594
	PLN	6,240,000	USD	1,572,190	09/16/2020	5,422
	SEK	24,374,000	USD	2,610,352	09/16/2020	7,874
	USD	3,993,224	AUD	5,765,000	09/16/2020	13,756
	USD	2,018,253	BRL	10,420,000	08/04/2020	105,451
	USD	14,915,392	CAD	20,142,000	09/16/2020	76,599
	USD	3,028,696	CHF	2,856,000	09/16/2020	7,324
	USD	3,674,639	CLP	2,950,000,000	09/16/2020	79,008
	USD	4,559,311	COP	17,050,000,000	09/16/2020	51,428
	USD	5,371,716	CZK	127,072,000	09/16/2020	12,454
	USD	5,874,876	EUR	5,167,000	09/16/2020	59,776
	USD	34,991,417	GBP	27,873,000	09/16/2020	438,316
	USD	3,539,130	HUF	1,088,356,000	09/16/2020	87,583
	USD	3,104,414	MXN	68,119,000	09/17/2020	171,266
	USD	2,615,678	NOK	24,800,000	09/16/2020	38,379

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc. (continued)	USD	3,754,626	PLN	14,752,000	09/16/2020	$24,988
	USD	3,500,316	RUB	244,000,000	09/16/2020	101,979
	USD	3,169,522	SEK	29,374,600	09/16/2020	14,137
	USD	5,920,408	TRY	41,160,000	09/16/2020	42,071
	USD	7,210,178	ZAR	123,277,000	09/16/2020	162,549

TOTAL						$1,775,732

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	AUD	11,240,000	USD	7,821,409	09/16/2020	$(62,654)
	BRL	23,820,000	USD	4,605,163	07/02/2020	(224,958)
	CAD	19,867,000	USD	14,760,840	09/16/2020	(124,643)
	CHF	3,544,000	USD	3,760,092	09/16/2020	(10,882)
	CLP	2,760,000,000	USD	3,584,847	09/16/2020	(220,798)
	COP	16,192,000,000	USD	4,356,052	09/16/2020	(75,018)
	CZK	104,800,000	USD	4,464,490	09/16/2020	(44,550)
	EUR	30,204,000	USD	34,210,527	09/16/2020	(218,018)
	GBP	6,641,750	USD	8,415,292	09/16/2020	(181,769)
	HUF	900,810,000	USD	2,944,920	09/16/2020	(88,144)
	IDR	117,180,000,000	USD	8,163,597	09/16/2020	(214,809)
	INR	715,000,000	USD	9,396,381	09/16/2020	(10,112)
	JPY	1,686,000,000	USD	15,753,195	09/16/2020	(122,166)
	KRW	10,560,000,000	USD	8,840,534	09/16/2020	(33,050)
	MXN	21,500,000	USD	945,760	09/17/2020	(19,987)
	NOK	23,100,000	USD	2,485,174	09/16/2020	(84,544)
	NZD	5,580,000	USD	3,613,784	09/16/2020	(13,270)
	PLN	12,540,000	USD	3,182,294	09/16/2020	(11,901)
	RUB	326,000,000	USD	4,678,613	09/16/2020	(138,213)
	SEK	45,599,000	USD	4,975,257	09/16/2020	(77,065)
	TRY	12,300,000	USD	1,775,776	09/16/2020	(19,130)
	USD	4,235,721	BRL	23,820,000	07/02/2020	(144,485)
	USD	1,030,392	CHF	988,000	09/16/2020	(14,816)
	USD	9,376,223	EUR	8,335,000	09/16/2020	(4,242)
	USD	465,688	GBP	377,000	09/16/2020	(1,665)
	USD	280,014	IDR	4,140,000,000	09/16/2020	(819)
	USD	14,220,010	INR	1,086,000,000	09/16/2020	(36,617)
	USD	26,129,317	JPY	2,830,949,000	09/16/2020	(116,615)
	USD	12,702,013	KRW	15,560,000,000	09/16/2020	(275,680)
	USD	2,850,418	NZD	4,440,000	09/16/2020	(14,507)
	USD	55,050	PLN	218,000	09/16/2020	(65)
	USD	1,254,986	TRY	8,840,000	09/16/2020	(7,514)
	USD	1,272,255	ZAR	22,260,000	09/16/2020	(328)
	ZAR	31,220,000	USD	1,836,697	09/16/2020	(51,880)

TOTAL						$(2,664,914)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
100 oz Gold	23	08/27/2020	$4,134,940	$192,046
Amsterdam Exchange Index	42	07/17/2020	5,280,697	(5,202)
CAC 40 10 Euro Index	48	07/17/2020	2,649,752	(6,743)
DAX Index	12	09/18/2020	4,154,310	21,970
DJIA CBOT E-Mini Index	19	09/18/2020	2,440,455	(7,340)
EURO STOXX 50 Index	69	09/18/2020	2,498,518	66,197
FTSE 100 Index	28	09/18/2020	2,132,863	(24)
FTSE/JSE Top 40 Index	132	09/17/2020	3,825,699	23,556
FTSE/MIB Index	26	09/18/2020	2,817,255	(5,818)
IBEX 35 Index	16	07/17/2020	1,296,034	(377)
KOSPI 200 Index	54	09/10/2020	3,151,515	(50,465)
LME Aluminum Base Metal	130	07/15/2020	5,179,688	28,037
LME Aluminum Base Metal	45	08/19/2020	1,809,281	(4,920)
LME Copper Base Metal	25	07/15/2020	3,755,156	288,454
LME Copper Base Metal	24	08/19/2020	3,608,250	113,926
LME Lead Base Metal	74	07/15/2020	3,268,488	148,060
LME Lead Base Metal	57	08/19/2020	2,521,181	7,943
LME Nickel Base Metal	34	07/15/2020	2,603,448	49,143
LME Nickel Base Metal	10	08/19/2020	766,890	6,899
LME Zinc Base Metal	76	07/15/2020	3,872,675	80,991
LME Zinc Base Metal	42	08/19/2020	2,144,100	(12,642)
MSCI Emerging Markets E-Mini Index	26	09/18/2020	1,281,410	19,271
MSCI Taiwan Index	84	07/30/2020	3,634,680	10,182
NASDAQ 100 E-Mini Index	14	09/18/2020	2,841,230	128,853
Nikkei 225 Index	12	09/10/2020	2,475,017	(8,634)
OMXS30 Index	287	07/17/2020	5,132,040	79,434
RBOB Gasoline	6	07/31/2020	304,290	34
S&P 500 E-Mini Index	221	09/18/2020	34,146,710	817,950
S&P/TSX 60 Index	43	09/17/2020	5,881,777	4,016
SGX FTSE China A50 Index	417	07/30/2020	5,713,943	43,039
Silver	21	09/28/2020	1,949,325	46,437
SPI 200 Index	40	09/17/2020	4,066,069	27,171
TOPIX Index	33	09/10/2020	4,763,186	(33,019)
VSTOXX	748	07/22/2020	2,579,960	(14,384)

Total				$2,054,041
Short position contracts:
BIST 30 Index	(150)	08/31/2020	(294,485)	162
Brent Crude Oil	(14)	07/31/2020	(578,620)	(21,873)
CBOE Volatility Index	(41)	07/22/2020	(1,265,875)	11,530
Coffee “C”	(64)	09/18/2020	(2,427,600)	(69,127)
Corn	(139)	09/14/2020	(2,366,475)	(64,575)
Cotton No. 2	(38)	12/08/2020	(1,159,000)	(28,314)
Feeder Cattle	(16)	08/27/2020	(1,066,000)	(18,473)
Hang Seng Index	(10)	07/30/2020	(1,564,222)	8,377
HSCEI	(4)	07/30/2020	(248,965)	2,882
KC HRW Wheat	(77)	09/14/2020	(1,692,075)	86,578
Lean Hogs	(72)	08/14/2020	(1,406,880)	149,493
Live Cattle	(43)	08/31/2020	(1,660,230)	17,073

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
LME Aluminum Base Metal	(130)	07/15/2020	$(5,179,687)	$(362,838)
LME Aluminum Base Metal	(126)	08/19/2020	(5,065,987)	(16,876)
LME Copper Base Metal	(25)	07/15/2020	(3,755,156)	(464,039)
LME Copper Base Metal	(15)	08/19/2020	(2,255,156)	(125,765)
LME Lead Base Metal	(74)	07/15/2020	(3,268,487)	(246,740)
LME Lead Base Metal	(82)	08/19/2020	(3,626,962)	(117,753)
LME Nickel Base Metal	(34)	07/15/2020	(2,603,448)	(96,699)
LME Nickel Base Metal	(20)	08/19/2020	(1,533,780)	(13,982)
LME Zinc Base Metal	(76)	07/15/2020	(3,872,675)	(64,122)
LME Zinc Base Metal	(64)	08/19/2020	(3,267,200)	(48,953)
Low Sulphur Gasoil	(18)	08/12/2020	(639,450)	(54,486)
MSCI EAFE E-Mini Index	(168)	09/18/2020	(14,938,560)	(66,089)
Natural Gas	(148)	07/29/2020	(2,594,440)	169,891
NY Harbor ULSD	(13)	07/31/2020	(649,631)	(51,799)
Russell 2000 E-Mini Index	(108)	09/18/2020	(7,763,040)	(329,505)
SET50 Index	(31)	09/29/2020	(175,845)	3,158
Soybean	(48)	11/13/2020	(2,115,600)	(24,739)
Sugar No. 11	(9)	09/30/2020	(120,658)	(4,161)
Wheat	(63)	09/14/2020	(1,550,588)	37,489

Total				$(1,804,275)

Total Futures Contracts				$249,766

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3 Month BBR(b)	0.250%	09/16/2021	AUD	582,380	$329,485	$(880,662)	$1,210,147
3 Month BA(c)	0.500	09/16/2021	CAD	286,210	(88,617)	(117,939)	29,322
0.000%(d)	6 Month LIBOR	09/16/2021	CHF	539,360	(3,703,173)	(3,519,375)	(183,798)
0.000(d)	6 Month EURIBOR	09/16/2021	EUR	973,180	(4,372,552)	(3,464,166)	(908,386)
6 Month LIBOR(c)	0.250	09/16/2021	GBP	743,910	648,088	(216,976)	865,064
0.000(d)	3 Month STIBOR	09/16/2021	SEK	683,220	(7,806)	56,425	(64,231)
3 Month LIBOR(b)	0.250	09/16/2021	USD	919,130	124,908	(161,487)	286,395
0.000(d)	6 Month EURIBOR	09/16/2022	EUR	172,040	(1,586,812)	(1,317,968)	(268,844)
0.250(c)	6 Month LIBOR	09/16/2022	GBP	5,480	(12,395)	56	(12,451)
3 Month LIBOR(b)	0.250	09/16/2022	USD	324,480	243,093	68,139	174,954
6 Month PRIBOR(c)	1.000	09/16/2025	CZK	551,460	594,045	537,953	56,092
6 Month BUBOR(c)	1.000	09/16/2025	HUF	5,854,550	175,985	25,110	150,875
6 Month WIBOR(c)	1.000	09/16/2025	PLN	96,280	533,892	(449,653)	983,545
3 Month JIBAR(b)	7.000	09/16/2025	ZAR	240,610	1,037,105	396,042	641,063
1 Month TIIE(e)	6.500	09/17/2025	MXN	260,670	838,269	482,829	355,440
3 Month BA(c)	1.000	09/16/2030	CAD	26,050	(67,521)	(153,832)	86,311
6 Month LIBOR(c)	0.000	09/16/2030	CHF	6,550	202,909	132,018	70,891
6 Month EURIBOR(c)	0.000	09/16/2030	EUR	67,640	907,323	588,755	318,568

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6 Month LIBOR(c)	0.500	09/16/2030	GBP	38,090	$317,943	$274,888	$43,055
3 Month STIBOR(b)	0.500	09/16/2030	SEK	271,470	484,935	180,492	304,443
3 Month LIBOR(b)	0.750	09/16/2030	USD	60,180	339,867	164,453	175,414
6 Month EURIBOR(c)	0.250	09/16/2050	EUR	3,650	270,348	211,337	59,011
6 Month LIBOR(c)	0.500	09/16/2050	GBP	730	17,844	20,939	(3,095)
1.000(c)	3 Month LIBOR	09/16/2050	USD	33,020	(655,818)	30,570	(686,388)

TOTAL					$(3,428,655)	$(7,112,052)	$3,683,397

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Assets and Liabilities(a)

June 30, 2020 (Unaudited)

	Absolute Return Tracker Fund	Alternative Premia Fund		Commodity Strategy Fund	Managed Futures Strategy Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,047,925,530, $0, $64,475,343 and $0)(b)	$1,164,234,903	$—		$67,576,514	$—
Investments in affiliated issuers, at value (cost $1,896,151,926, $33,063,437, $93,886,430 and $232,562,010)	1,896,151,926	33,063,437		$93,886,430	232,562,010
Investments in affiliated securities lending reinvestment vehicle, at value (cost $45,070,513, $0, $0 and $0)	45,070,513	—		—	—
Purchased Options, at value (premiums paid $0, $235,703, $0 and $0)	—	205,900		—	—
Cash	48,396,749	804,478		12,241,185	15,943,987
Foreign currencies, at value (cost $71,003,736, $2,759,373, $0 and $19,931,400)	72,020,648	2,807,951		—	20,815,701
Receivables:
Collateral on certain derivative contracts(c)	143,818,985	7,251,679		10,306,232	33,902,970
Fund shares sold	6,192,854	2,000		329,951	303,290
Dividends and interest	696,084	4,194		121,801	30,167
Foreign tax reclaims	111,216	42,975		—	—
Reimbursement from investment adviser	104,320	44,562		41,322	7,219
Securities lending income	25,139	—		—	—
Investments sold	24,746	—		—	—
Due from broker	—	100,844		9,287,572	—
Unrealized gain on forward foreign currency exchange contracts	265,339	41,799		—	1,775,732
Variation margin on futures	—	—		91,266	—
Variation margin on swaps	2,550,717	—		39	320,735
Unrealized gain on swap contracts	633,584	220,356		—	—
Other assets	134,643	49,698		64,420	75,523
Total assets	3,380,432,366	44,639,873		193,946,732	305,737,334

Liabilities:
Written options, at value (premiums received $9,001,788, $0, $0 and $0)	4,944,980	—		—	—
Variation margin on futures	3,954,761	283,892		—	1,683,188
Unrealized loss on swap contracts	3,512,670	229,025		—	—
Unrealized loss on forward foreign currency exchange contracts	513,369	48,293		—	2,664,914
Variation margin on swaps	—	4,722		—	—
Payables:
Payable upon return of securities loaned	45,070,513	—		—	—
Fund shares redeemed	8,876,019	71,448		424,354	336,445
Management fees	1,439,909	23,632		64,437	209,713
Distribution and Service fees and Transfer Agency fees	173,728	6,612		11,997	26,932
Investments purchased	—	31,760		—	511
Accrued expenses and liabilities	293,884	315,351		226,760	198,512
Total liabilities	68,779,833	1,014,735		727,548	5,120,215

Net Assets:
Paid-in capital	3,447,181,880	45,861,912		285,689,339	306,235,545
Total distributable earnings (loss)	(135,529,347)	(2,236,774)		(92,470,155)	(5,618,426)
NET ASSETS	$3,311,652,533	$43,625,138		$193,219,184	$300,617,119
Net Assets:
Class A	$66,092,388	$6,649,240		$14,500,863	$7,126,129
Class C	12,277,872	2,928,566		1,445,189	3,063,659
Institutional	2,710,387,060	9,708,014		113,796,928	127,146,496
Investor	310,991,095	2,679,551		2,853,741	111,597,080
Class R6	8,564,251	21,603,230		58,446,942	50,956,609
Class R	2,061,274	43,759		1,538,216	436,520
Class P	201,278,593	12,778		637,305	290,626
Total Net Assets	$3,311,652,533	$43,625,138		$193,219,184	$300,617,119
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	7,444,417	876,778		2,220,001	753,150
Class C	1,508,829	420,793		234,540	342,804
Institutional	295,555,788	1,242,734		17,243,752	13,065,436
Investor	34,268,262	346,552		431,836	11,587,184
Class R6	934,987	2,773,164		8,837,986	5,233,147
Class R	239,026	5,919		239,785	47,001
Class P	21,958,844	1,637		96,419	29,876
Net asset value, offering and redemption price per share:(d)
Class A	$8.88	$7.58		$6.53	$9.46
Class C	8.14	6.96		6.16	8.94
Institutional	9.17	7.81		6.60	9.73
Investor	9.08	7.73		6.61	9.63
Class R6	9.16	7.79		6.61	9.74
Class R	8.62	7.39		6.41	9.29
Class P	9.17	7.80	(e)	6.61	9.73

(a)	Statements of Assets and Liabilities for Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds are consolidated and include the balances of Cayman Commodity-ART, Ltd., Cayman Commodity-AP Ltd., Cayman Commodity-CSF, Ltd. and Cayman Commodity-MFS, Ltd. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $44,193,497 for the Absolute Return Tracker Fund.
(c)	Segregated for initial margin and/or collateral on transactions as follows:

Fund	Forwards	Futures	Options	Swaps
Absolute Return Tracker	$—	$55,713,715	$34,804,462	$53,300,808
Alternative Premia	40,000	1,981,738	5,216,866	13,075
Commodity Strategy	—	—	—	10,306,232
Managed Futures Strategy	3,990,000	14,551,194	—	15,361,776

(d)	Maximum public offering price per share for Class A Shares of the Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds is $9.40, $8.02, $6.84 and $10.01, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
(e)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Operations(a)

For the Six Months Ended June 30, 2020 (Unaudited)

	Absolute Return Tracker Fund	Alternative Premia Fund	Commodity Strategy Fund(a)	Managed Futures Strategy Fund
Investment income:

Dividends — affiliated issuers	$9,077,783	$168,082	$508,776	$934,621

Dividends — unaffiliated issuers (net of foreign taxes withheld of $94,406, $13,347, $0 and $0)	7,732,456	—	—	—

Securities lending income — affiliated issuer	332,081	—	—	—

Interest	—	—	612,797	—
Total investment income	17,142,320	168,082	1,121,573	934,621

Expenses:

Management fees	10,957,815	210,386	577,266	1,584,069

Transfer Agency fees(b)	954,696	17,690	47,186	138,768

Custody, accounting and administrative services	329,878	63,005	63,463	54,926

Distribution and Service fees(b)	161,316	27,442	32,034	27,104

Printing and mailing costs	150,197	24,286	85,530	35,607

Registration fees	115,720	48,507	54,029	57,349

Professional fees	106,981	124,008	91,424	99,638

Trustee fees	12,629	9,439	9,652	9,619

Other	17,639	22,641	7,210	57,260
Total expenses	12,806,871	547,404	967,794	2,064,340
Less — expense reductions	(2,722,128)	(316,933)	(510,138)	(406,620)
Net expenses	10,084,743	230,471	457,656	1,657,720
NET INVESTMENT INCOME (LOSS)	7,057,577	(62,389)	663,917	(723,099)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(93,464,924)	1,276	3,511,973	—

Investments — affiliated issuers	—	—	401,631	—

Futures contracts	41,174,273	(1,284,352)	(4,670,029)	(9,975,620)

Purchased options	—	1,251,119	(45,626)	—

Swap contracts	(42,074,890)	(488,480)	(90,631,588)	9,102,110

Forward foreign currency exchange contracts	(1,087,322)	312,285	—	(7,529,466)

Foreign currency transactions	144,568	(23,941)	—	(661,905)

Written options	(104,599,535)	(1,190,456)	31,462	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(59,225,220)	—	2,189,762	—

Investments — affiliated issuers	—	—	(67,500)	—

Futures contracts	1,916,070	(1,469,599)	(780,993)	183,610

Purchased options	—	69,727	(19,129)	—

Swap contracts	12,790,539	76,770	(26,456)	2,288,057

Forward foreign currency exchange contracts	412,529	330,795	—	528,294

Foreign currency translation	311,766	17,361	—	833,852

Written options	(27,218)	168,642	5,802	—
Net realized and unrealized loss	(243,729,364)	(2,228,853)	(90,100,691)	(5,231,068)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(236,671,787)	$(2,291,242)	$(89,436,774)	$(5,954,167)

(a)	Statements of Operations for Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds are consolidated and include the balances of Cayman Commodity-ART, Ltd., Cayman Commodity-AP Ltd., Cayman Commodity-CSF, Ltd. and Cayman Commodity-MFS, Ltd. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	$86,770	$69,297	$5,249	$59,003	$11,780	$556,659	$292,607	$1,280	$1,785	$31,582
Alternative Premia	9,152	18,162	128	6,224	3,087	2,282	2,719	3,333	43	2
Commodity Strategy	20,022	7,962	4,050	10,412	1,035	22,816	2,457	9,308	1,053	105
Managed Futures Strategy	9,684	16,182	1,238	6,585	2,751	22,518	98,669	7,791	421	33

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Alternative Premia Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:
Net investment income (loss)	$7,057,577	$43,559,890	$(62,389)	$705,957
Net realized gain (loss)	(199,907,830)	51,609,360	(1,422,549)	285,360
Net change in unrealized gain (loss)	(43,821,534)	213,165,470	(806,304)	541,962
Net increase (decrease) in net assets resulting from operations	(236,671,787)	308,334,720	(2,291,242)	1,533,279

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(2,592,132)	—	—
Class C Shares	—	(428,576)	—	—
Institutional Shares	—	(100,628,198)	—	—
Investor Shares	—	(12,740,193)	—	—
Class R6 Shares	—	(316,963)	—	—
Class R Shares	—	(75,925)	—	—
Class P Shares	—	(7,529,973)	—	—
Total distributions to shareholders	—	(124,311,960)	—	—

From share transactions:
Proceeds from sales of shares	925,229,653	1,849,950,371	821,230	13,706,994
Reinvestment of distributions	—	97,133,671	—	—
Cost of shares redeemed	(928,062,622)	(1,209,080,827)	(6,939,474)	(73,158,871)
Net increase (decrease) in net assets resulting from share transactions	(2,832,969)	738,003,215	(6,118,244)	(59,451,877)
TOTAL INCREASE (DECREASE)	(239,504,756)	922,025,975	(8,409,486)	(57,918,598)

Net Assets:
Beginning of period	3,551,157,289	2,629,131,314	52,034,624	109,953,222
End of period	$3,311,652,533	$3,551,157,289	$43,625,138	$52,034,624

(a)	Statements of Changes in Net Assets for the Absolute Return Tracker and Alternative Premia Funds are consolidated and include the balances of Cayman Commodity-ART, Ltd. and Cayman Commodity-AP, Ltd. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Changes in Net Assets(a) (continued)

	Commodity Strategy Fund		Managed Futures Strategy Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:
Net investment income (loss)	$663,917	$4,682,044	$(723,099)	$869,077
Net realized gain (loss)	(91,402,177)	39,206,116	(9,064,881)	8,028,163
Net change in unrealized gain (loss)	1,301,486	4,852,546	3,833,813	(5,911,836)
Net increase (decrease) in net assets resulting from operations	(89,436,774)	48,740,706	(5,954,167)	2,985,404

Distributions to shareholders:
From distributable earnings:
Class A Shares	(35,886)	(372,743)	—	(577,586)
Class C Shares	—	(36,445)	—	(208,212)
Institutional Shares	(485,058)	(2,728,661)	—	(6,209,376)
Investor Shares	(10,293)	(113,406)	—	(7,186,902)
Class R6 Shares	(249,795)	(1,410,398)	—	(3,422,044)
Class R Shares	(2,158)	(36,299)	—	(34,183)
Class P Shares	(2,720)	(20,023)	—	(14,535)
Return of capital
Class A Shares	—	(1,847,277)	—	—
Class C Shares	—	(180,615)	—	—
Institutional Shares	—	(13,522,982)	—	—
Investor Shares	—	(562,030)	—	—
Class R6 Shares	—	(6,989,799)	—	—
Class R Shares	—	(179,895)	—	—
Class P Shares	—	(99,232)	—	—
Total distributions to shareholders	(785,910)	(28,099,805)	—	(17,652,838)

From share transactions:
Proceeds from sales of shares	87,789,467	182,252,232	120,746,768	144,777,817
Reinvestment of distributions	614,812	23,551,880	—	17,638,961
Cost of shares redeemed	(81,554,823)	(250,768,783)	(74,960,574)	(139,347,729)
Net increase (decrease) in net assets resulting from share transactions	6,849,456	(44,964,671)	45,786,194	23,069,049
TOTAL INCREASE (DECREASE)	(83,373,228)	(24,323,770)	39,832,027	8,401,615

Net Assets:
Beginning of period	276,592,412	300,916,182	260,785,092	252,383,477
End of period	$193,219,184	$276,592,412	$300,617,119	$260,785,092

(a)	Statements of Changes in Net Assets for the Commodity Strategy and Managed Futures Strategy Funds are consolidated and include the balances of Cayman Commodity-CSF, Ltd. and Cayman Commodity-MFS, Ltd. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.44		$8.84	$9.31	$9.02	$8.67	$9.01

Net investment income (loss)(a)	—	(b)	0.10	0.07	— (b)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	(0.56)		0.81	(0.33)	0.62	0.43	(0.15)

Total from investment operations	(0.56)		0.91	(0.26)	0.62	0.39	(0.22)

Distributions to shareholders from net investment income	—		(0.09)	(0.07)	—	—	(0.02)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)	(0.33)	(0.04)	(0.10)

Total distributions	—		(0.31)	(0.21)	(0.33)	(0.04)	(0.12)

Net asset value, end of period	$8.88		$9.44	$8.84	$9.31	$9.02	$8.67

Total return(c)	(5.93)%		10.36%	(2.80)%	6.93%	4.45%	(2.45)%

Net assets, end of period (in 000s)	$66,092		$80,596	$65,635	$52,427	$38,886	$45,207

Ratio of net expenses to average net assets	0.94	%(d)	0.97%	1.00%	1.03%	1.03%	1.04%

Ratio of total expenses to average net assets	1.10	%(d)	1.11%	1.26%	1.61%	1.66%	1.60%

Ratio of net investment income (loss) to average net assets	0.06	%(d)	1.08%	0.73%	(0.04)%	(0.43)%	(0.74)%

Portfolio turnover rate(e)	89%		127%	137%	76%	130%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.69		$8.14	$8.61		$8.43	$8.17	$8.54

Net investment income (loss)(a)	(0.03)		0.03	—	(b)	(0.07)	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(0.52)		0.75	(0.31)		0.58	0.40	(0.14)

Total from investment operations	(0.55)		0.78	(0.31)		0.51	0.30	(0.27)

Distributions to shareholders from net investment income	—		(0.01)	(0.02)		—	—	—

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)		(0.33)	(0.04)	(0.10)

Total distributions	—		(0.23)	(0.16)		(0.33)	(0.04)	(0.10)

Net asset value, end of period	$8.14		$8.69	$8.14		$8.61	$8.43	$8.17

Total return(c)	(6.33)%		9.69%	(3.60)%		6.10%	3.62%	(3.20)%

Net assets, end of period (in 000s)	$12,278		$15,761	$18,985		$13,718	$13,490	$18,329

Ratio of net expenses to average net assets	1.69	%(d)	1.72%	1.75%		1.78%	1.78%	1.79%

Ratio of total expenses to average net assets	1.85	%(d)	1.86%	2.00%		2.36%	2.41%	2.35%

Ratio of net investment income (loss) to average net assets	(0.69	)%(d)	0.34%	—	%(e)	(0.81)%	(1.18)%	(1.51)%

Portfolio turnover rate(f)	89%		127%	137%		76%	130%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.74		$9.10	$9.58	$9.23	$8.86	$9.22

Net investment income (loss)(a)	0.02		0.14	0.11	0.03	— (b)	(0.03)

Net realized and unrealized gain (loss)	(0.59)		0.85	(0.35)	0.65	0.43	(0.17)

Total from investment operations	(0.57)		0.99	(0.24)	0.68	0.43	(0.20)

Distributions to shareholders from net investment income	—		(0.13)	(0.10)	— (b)	(0.02)	(0.06)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)	(0.33)	(0.04)	(0.10)

Total distributions	—		(0.35)	(0.24)	(0.33)	(0.06)	(0.16)

Net asset value, end of period	$9.17		$9.74	$9.10	$9.58	$9.23	$8.86

Total return(c)	(5.85)%		10.91%	(2.47)%	7.46%	4.82%	(2.18)%

Net assets, end of period (in 000s)	$2,710,387		$2,852,690	$2,129,116	$1,510,457	$970,838	$1,111,353

Ratio of net expenses to average net assets	0.56	%(d)	0.59%	0.61%	0.64%	0.62%	0.64%

Ratio of total expenses to average net assets	0.72	%(d)	0.73%	0.88%	1.21%	1.24%	1.20%

Ratio of net investment income (loss) to average net assets	0.44	%(d)	1.46%	1.13%	0.36%	(0.02)%	(0.36)%

Portfolio turnover rate(e)	89%		127%	137%	76%	130%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.64		$9.02	$9.50	$9.17	$8.80	$9.15

Net investment income (loss)(b)	0.01		0.13	0.10	0.03	(0.01)	(0.04)

Net realized and unrealized gain (loss)	(0.57)		0.83	(0.35)	0.63	0.43	(0.16)

Total from investment operations	(0.56)		0.96	(0.25)	0.66	0.42	(0.20)

Distributions to shareholders from net investment income	—		(0.12)	(0.09)	—	(0.01)	(0.05)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)	(0.33)	(0.04)	(0.10)

Total distributions	—		(0.34)	(0.23)	(0.33)	(0.05)	(0.15)

Net asset value, end of period	$9.08		$9.64	$9.02	$9.50	$9.17	$8.80

Total return(c)	(5.81)%		10.66%	(2.58)%	7.25%	4.75%	(2.23)%

Net assets, end of period (in 000s)	$310,991		$370,779	$254,436	$93,650	$13,245	$6,755

Ratio of net expenses to average net assets	0.69	%(d)	0.72%	0.75%	0.78%	0.78%	0.79%

Ratio of total expenses to average net assets	0.85	%(d)	0.87%	0.98%	1.35%	1.42%	1.35%

Ratio of net investment income (loss) to average net assets	0.31	%(d)	1.33%	1.08%	0.28%	(0.13)%	(0.49)%

Portfolio turnover rate(e)	89%		127%	137%	76%	130%	213%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				July 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.72		$9.09	$9.57	$9.23	$8.86	$9.30

Net investment income (loss)(a)	0.02		0.14	0.12	0.04	— (b)	(0.01)

Net realized and unrealized gain (loss)	(0.58)		0.84	(0.36)	0.63	0.43	(0.26)

Total from investment operations	(0.56)		0.98	(0.24)	0.67	0.43	(0.27)

Distributions to shareholders from net investment income	—		(0.13)	(0.10)	— (b)	(0.02)	(0.07)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)	(0.33)	(0.04)	(0.10)

Total distributions	—		(0.35)	(0.24)	(0.33)	(0.06)	(0.17)

Net asset value, end of period	$9.16		$9.72	$9.09	$9.57	$9.23	$8.86

Total return(c)	(5.76)%		10.82%	(2.46)%	7.36%	4.85%	(2.98)%

Net assets, end of period (in 000s)	$8,564		$9,284	$6,030	$2,226	$27	$10

Ratio of net expenses to average net assets	0.55	%(d)	0.58%	0.60%	0.62%	0.64%	0.64	%(d)

Ratio of total expenses to average net assets	0.71	%(d)	0.72%	0.84%	1.19%	1.24%	1.21	%(d)

Ratio of net investment income (loss) to average net assets	0.45	%(d)	1.47%	1.20%	0.39%	0.01%	(0.22	)%(d)

Portfolio turnover rate(e)	89%		127%	137%	76%	130%	213%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.18		$8.61	$9.08	$8.82	$8.50	$8.85

Net investment income (loss)(a)	(0.01)		0.08	0.04	(0.03)	(0.06)	(0.09)

Net realized and unrealized gain (loss)	(0.55)		0.78	(0.33)	0.62	0.42	(0.15)

Total from investment operations	(0.56)		0.86	(0.29)	0.59	0.36	(0.24)

Distributions to shareholders from net investment income	—		(0.07)	(0.04)	—	—	(0.01)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)	(0.33)	(0.04)	(0.10)

Total distributions	—		(0.29)	(0.18)	(0.33)	(0.04)	(0.11)

Net asset value, end of period	$8.62		$9.18	$8.61	$9.08	$8.82	$8.50

Total return(b)	(6.10)%		10.06%	(3.13)%	6.74%	4.19%	(2.71)%

Net assets, end of period (in 000s)	$2,061		$2,347	$1,954	$2,150	$2,197	$2,019

Ratio of net expenses to average net assets	1.19	%(c)	1.22%	1.25%	1.28%	1.28%	1.29%

Ratio of total expenses to average net assets	1.35	%(c)	1.37%	1.53%	1.86%	1.91%	1.85%

Ratio of net investment income (loss) to average net assets	(0.20	)%(c)	0.83%	0.45%	(0.31)%	(0.66)%	(0.97)%

Portfolio turnover rate(d)	89%		127%	137%	76%	130%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$9.73		$9.09	$9.64

Net investment income(a)	0.02		0.14	0.10

Net realized and unrealized gain (loss)	(0.58)		0.85	(0.41)

Total from investment operations	(0.56)		0.99	(0.31)

Distributions to shareholders from net investment income	—		(0.13)	(0.10)

Distributions to shareholders from net realized gains	—		(0.22)	(0.14)

Total distributions	—		(0.35)	(0.24)

Net asset value, end of period	$9.17		$9.73	$9.09

Total return(b)	(5.76)%		10.93%	(3.17)%

Net assets, end of period (in 000s)	$201,279		$219,701	$152,975

Ratio of net expenses to average net assets	0.55	%(c)	0.58%	0.59	%(c)

Ratio of total expenses to average net assets	0.71	%(c)	0.72%	0.74	%(c)

Ratio of net investment income to average net assets	0.45	%(c)	1.48%	1.41	%(c)

Portfolio turnover rate(d)	89%		127%	137%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.97		$7.92	$8.91	$10.01	$9.45	$10.49

Net investment income (loss)(a)	(0.02)		0.05	0.03	(0.01)	(0.01)	(0.04)

Net realized and unrealized gain (loss)	(0.37)		— (b)	(0.58)	1.40	0.57	(0.71)

Total from investment operations	(0.39)		0.05	(0.55)	1.39	0.56	(0.75)

Distributions to shareholders from net investment income	—		—	—	(0.17)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.49)	—	(0.29)

Net asset value, end of period	$7.58		$7.97	$7.92	$8.91	$10.01	$9.45

Total return(c)	(4.89)%		0.63%	(6.18)%	14.17%	5.91%	(7.17)%

Net assets, end of period (in 000s)	$6,649		$8,047	$9,166	$13,886	$27,566	$43,167

Ratio of net expenses to average net assets	1.20	%(d)	1.13%	1.13%	1.12%	1.15%	1.13%

Ratio of total expenses to average net assets	2.43	%(d)	1.95%	1.64%	1.51%	1.45%	1.43%

Ratio of net investment income (loss) to average net assets	(0.49	)%(d)	0.60%	0.34%	(0.10)%	(0.13)%	(0.39)%

Portfolio turnover rate(e)	—%		—%	—%	349%	272%	241%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.34		$7.35	$8.36	$9.55	$9.08	$10.15

Net investment loss(a)	(0.04)		(0.01)	(0.03)	(0.08)	(0.08)	(0.11)

Net realized and unrealized gain (loss)	(0.34)		— (b)	(0.54)	1.32	0.55	(0.68)

Total from investment operations	(0.38)		(0.01)	(0.57)	1.24	0.47	(0.79)

Distributions to shareholders from net investment income	—		—	—	(0.11)	—	—

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.43)	—	(0.28)

Net asset value, end of period	$6.96		$7.34	$7.35	$8.36	$9.55	$9.08

Total return(c)	(5.18)%		(0.14)%	(6.93)%	13.37%	5.16%	(7.82)%

Net assets, end of period (in 000s)	$2,929		$4,335	$8,547	$15,239	$20,123	$27,914

Ratio of net expenses to average net assets	1.94	%(d)	1.89%	1.88%	1.87%	1.90%	1.88%

Ratio of total expenses to average net assets	3.17	%(d)	2.67%	2.39%	2.27%	2.20%	2.18%

Ratio of net investment loss to average net assets	(1.22	)%(d)	(0.11)%	(0.41)%	(0.84)%	(0.88)%	(1.14)%

Portfolio turnover rate(e)	—%		—%	—%	349%	272%	241%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.20		$8.11	$9.07	$10.15	$9.54	$10.61

Net investment income (loss)(a)	—	(b)	0.08	0.05	0.04	0.03	—	(b)

Net realized and unrealized gain (loss)	(0.39)		0.01	(0.57)	1.41	0.58	(0.72)

Total from investment operations	(0.39)		0.09	(0.52)	1.45	0.61	(0.72)

Distributions to shareholders from net investment income	—		—	—	(0.21)	—	(0.07)

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.53)	—	(0.35)

Net asset value, end of period	$7.81		$8.20	$8.11	$9.07	$10.15	$9.54

Total return(c)	(4.76)%		1.11%	(5.74)%	14.59%	6.38%	(6.84)%

Net assets, end of period (in 000s)	$9,708		$13,006	$32,924	$114,953	$468,924	$510,789

Ratio of net expenses to average net assets	0.81	%(d)	0.77%	0.73%	0.73%	0.75%	0.73%

Ratio of total expenses to average net assets	2.05	%(d)	1.51%	1.27%	1.09%	1.05%	1.03%

Ratio of net investment income (loss) to average net assets	(0.10	)%(d)	1.02%	0.52%	0.36%	0.27%	—	%(e)

Portfolio turnover rate(f)	—%		—%	—%	349%	272%	241%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.12		$8.04	$9.02	$10.11	$9.52	$10.57

Net investment income (loss)(b)	(0.01)		0.07	0.05	0.02	0.01	(0.01)

Net realized and unrealized gain (loss)	(0.38)		0.01	(0.59)	1.41	0.58	(0.72)

Total from investment operations	(0.39)		0.08	(0.54)	1.43	0.59	(0.73)

Distributions to shareholders from net investment income	—		—	—	(0.20)	—	(0.04)

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.52)	—	(0.32)

Net asset value, end of period	$7.73		$8.12	$8.04	$9.02	$10.11	$9.52

Total return(c)	(4.80)%		1.00%	(5.99)%	14.47%	6.18%	(6.90)%

Net assets, end of period (in 000s)	$2,680		$3,911	$9,092	$8,910	$5,733	$9,933

Ratio of net expenses to average net assets	0.94	%(d)	0.88%	0.88%	0.86%	0.90%	0.88%

Ratio of total expenses to average net assets	2.17	%(d)	1.66%	1.39%	1.28%	1.20%	1.18%

Ratio of net investment income (loss) to average net assets	(0.19	)%(d)	0.91%	0.61%	0.20%	0.10%	(0.14)%

Portfolio turnover rate(e)	—%		—%	—%	349%	272%	241%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				July 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.17		$8.09	$9.05	$10.15	$9.54	$10.46

Net investment income (loss)(a)	—	(b)	0.09	0.07	0.02	0.02	(0.01)

Net realized and unrealized gain (loss)	(0.38)		(0.01)	(0.59)	1.42	0.59	(0.56)

Total from investment operations	(0.38)		0.08	(0.52)	1.44	0.61	(0.57)

Distributions to shareholders from net investment income	—		—	—	(0.22)	—	(0.07)

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.54)	—	(0.35)

Net asset value, end of period	$7.79		$8.17	$8.09	$9.05	$10.15	$9.54

Total return(c)	(4.65)%		0.99%	(5.75)%	14.48%	6.38%	(5.48)%

Net assets, end of period (in 000s)	$21,603		$22,670	$50,199	$3,074	$10	$9

Ratio of net expenses to average net assets	0.81	%(d)	0.74%	0.72%	0.72%	0.77%	0.77	%(d)

Ratio of total expenses to average net assets	2.05	%(d)	1.52%	1.24%	1.27%	1.02%	0.97	%(d)

Ratio of net investment income (loss) to average net assets	(0.12	)%(d)	1.05%	0.82%	0.22%	0.24%	(0.21	)%(d)

Portfolio turnover rate(e)	—%		—%	—%	349%	272%	241%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.78		$7.75	$8.75	$9.89	$9.36	$10.40

Net investment income (loss)(a)	(0.03)		0.03	0.01	(0.03)	(0.04)	(0.05)

Net realized and unrealized gain (loss)	(0.36)		— (b)	(0.57)	1.37	0.57	(0.71)

Total from investment operations	(0.39)		0.03	(0.56)	1.34	0.53	(0.76)

Distributions to shareholders from net investment income	—		—	—	(0.16)	—	—

Distributions to shareholders from net realized gains	—		—	(0.44)	(2.32)	—	(0.28)

Total distributions	—		—	(0.44)	(2.48)	—	(0.28)

Net asset value, end of period	$7.39		$7.78	$7.75	$8.75	$9.89	$9.36

Total return(c)	(5.01)%		0.39%	(6.40)%	13.89%	5.65%	(7.35)%

Net assets, end of period (in 000s)	$44		$53	$13	$13	$12	$11

Ratio of net expenses to average net assets	1.49	%(d)	1.36%	1.38%	1.36%	1.40%	1.33%

Ratio of total expenses to average net assets	2.73	%(d)	2.16%	1.88%	1.77%	1.71%	1.65%

Ratio of net investment income (loss) to average net assets	(0.83	)%(d)	0.42%	0.11%	(0.33)%	(0.39)%	(0.49)%

Portfolio turnover rate(e)	—%		—%	—%	349%	272%	241%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$8.19		$8.10	$8.85

Net investment income (loss)(a)	—	(b)	0.08	0.05

Net realized and unrealized gain (loss)	(0.39)		0.01	(0.36)

Total from investment operations	(0.39)		0.09	(0.31)

Distributions to shareholders from net realized gains	—		—	(0.44)

Net asset value, end of period	$7.80		$8.19	$8.10

Total return(c)	(4.64)%		1.11%	(3.51)%

Net assets, end of period (in 000s)	$13		$13	$13

Ratio of net expenses to average net assets	0.80	%(d)	0.74%	0.77	%(d)

Ratio of total expenses to average net assets	2.04	%(d)	1.56%	1.36	%(d)

Ratio of net investment income (loss) to average net assets	(0.12	)%(d)	0.99%	0.83	%(d)

Portfolio turnover rate(e)	—%		—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.17		$9.66	$11.49	$11.68	$10.49	$15.58

Net investment income (loss)(a)	0.01		0.14	0.10	0.02	0.02	(0.03)

Net realized and unrealized gain (loss)	(3.63)		1.44	(1.84)	0.43	1.23	(5.04)

Total from investment operations	(3.62)		1.58	(1.74)	0.45	1.25	(5.07)

Distributions to shareholders from net investment income	(0.02)		(0.18)	(0.09)	(0.52)	(0.06)	(0.02)

Distributions to shareholders from return of capital	—		(0.89)	—	(0.12)	—	—

Total distributions	(0.02)		(1.07)	(0.09)	(0.64)	(0.06)	(0.02)

Net asset value, end of period	$6.53		$10.17	$9.66	$11.49	$11.68	$10.49

Total return(b)	(35.63)%		16.31%	(15.17)%	3.95%	11.91%	(32.43)%

Net assets, end of period (in 000s)	$14,501		$22,569	$25,351	$46,809	$60,944	$58,901

Ratio of net expenses to average net assets	0.76	%(c)	0.84%	0.84%	0.86%	0.90%	0.85%

Ratio of total expenses to average net assets	1.19	%(c)	1.09%	1.01%	1.01%	1.07%	0.97%

Ratio of net investment income (loss) to average net assets	0.38	%(c)	1.34%	0.88%	0.16%	0.19%	(0.21)%

Portfolio turnover rate(d)	18%		52%	46%	89%	145%	506%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.61		$9.17	$10.92	$11.15	$10.04	$14.99

Net investment income (loss)(a)	(0.01)		0.08	0.02	(0.07)	(0.06)	(0.13)

Net realized and unrealized gain (loss)	(3.44)		1.35	(1.75)	0.42	1.17	(4.82)

Total from investment operations	(3.45)		1.43	(1.73)	0.35	1.11	(4.95)

Distributions to shareholders from net investment income	—		(0.17)	(0.02)	(0.46)	—	—

Distributions to shareholders from return of capital	—		(0.82)	—	(0.12)	—	—

Total distributions	—		(0.99)	(0.02)	(0.58)	—	—

Net asset value, end of period	$6.16		$9.61	$9.17	$10.92	$11.15	$10.04

Total return(b)	(35.90)%		15.54%	(15.84)%	3.16%	11.02%	(32.95)%

Net assets, end of period (in 000s)	$1,445		$2,271	$2,472	$2,949	$3,858	$4,578

Ratio of net expenses to average net assets	1.51	%(c)	1.59%	1.59%	1.61%	1.65%	1.60%

Ratio of total expenses to average net assets	1.94	%(c)	1.84%	1.76%	1.76%	1.82%	1.72%

Ratio of net investment income (loss) to average net assets	(0.38	)%(c)	0.81%	0.14%	(0.68)%	(0.56)%	(0.97)%

Portfolio turnover rate(d)	18%		52%	46%	89%	145%	506%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.28		$9.74	$11.61	$11.80	$10.59	$15.72

Net investment income(a)	0.03		0.09	0.15	0.09	0.06	0.02

Net realized and unrealized gain (loss)	(3.68)		1.56	(1.88)	0.40	1.25	(5.10)

Total from investment operations	(3.65)		1.65	(1.73)	0.49	1.31	(5.08)

Distributions to shareholders from net investment income	(0.03)		(0.19)	(0.14)	(0.56)	(0.10)	(0.05)

Distributions to shareholders from return of capital	—		(0.92)	—	(0.12)	—	—

Total distributions	(0.03)		(1.11)	(0.14)	(0.68)	(0.10)	(0.05)

Net asset value, end of period	$6.60		$10.28	$9.74	$11.61	$11.80	$10.59

Total return(b)	(35.52)%		16.77%	(14.89)%	4.28%	12.32%	(32.38)%

Net assets, end of period (in 000s)	$113,797		$156,673	$259,239	$314,888	$326,270	$544,699

Ratio of net expenses to average net assets	0.42	%(c)	0.50%	0.50%	0.52%	0.56%	0.51%

Ratio of total expenses to average net assets	0.85	%(c)	0.74%	0.66%	0.66%	0.72%	0.63%

Ratio of net investment income to average net assets	0.70	%(c)	0.81%	1.23%	0.78%	0.53%	0.12%

Portfolio turnover rate(d)	18%		52%	46%	89%	145%	506%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.29		$9.75	$11.61	$11.81	$10.60	$15.74

Net investment income (loss)(b)	0.03		(0.04)	0.14	(0.02)	0.05	— (c)

Net realized and unrealized gain (loss)	(3.69)		1.68	(1.87)	0.49	1.25	(5.08)

Total from investment operations	(3.66)		1.64	(1.73)	0.47	1.30	(5.08)

Distributions to shareholders from net investment income	(0.02)		(0.18)	(0.13)	(0.55)	(0.09)	(0.06)

Distributions to shareholders from return of capital	—		(0.92)	—	(0.12)	—	—

Total distributions	(0.02)		(1.10)	(0.13)	(0.67)	(0.09)	(0.06)

Net asset value, end of period	$6.61		$10.29	$9.75	$11.61	$11.81	$10.60

Total return(d)	(35.53)%		16.73%	(14.97)%	4.08%	12.21%	(32.15)%

Net assets, end of period (in 000s)	$2,854		$6,651	$8,272	$8,586	$5,265	$6,699

Ratio of net expenses to average net assets	0.51	%(e)	0.59%	0.59%	0.61%	0.65%	0.60%

Ratio of total expenses to average net assets	0.93	%(e)	0.83%	0.75%	0.75%	0.82%	0.72%

Ratio of net investment income (loss) to average net assets	0.66	%(e)	(0.36)%	1.15%	(0.18)%	0.44%	0.03%

Portfolio turnover rate(f)	18%		52%	46%	89%	145%	506%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				July 31, 2015* to December 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.30		$9.76	$11.62	$11.80	$10.60	$13.48

Net investment income (loss)(a)	0.03		0.38	0.14	(0.45)	0.06	0.02

Net realized and unrealized gain (loss)	(3.69)		1.27	(1.87)	0.95	1.24	(2.86)

Total from investment operations	(3.66)		1.65	(1.73)	0.50	1.30	(2.84)

Distributions to shareholders from net investment income	(0.03)		(0.19)	(0.13)	(0.56)	(0.10)	(0.04)

Distributions to shareholders from return of capital	—		(0.92)	—	(0.12)	—	—

Total distributions	(0.03)		(1.11)	(0.13)	(0.68)	(0.10)	(0.04)

Net asset value, end of period	$6.61		$10.30	$9.76	$11.62	$11.80	$10.60

Total return(b)	(35.55)%		16.87%	(14.96)%	4.29%	12.25%	(21.23)%

Net assets, end of period (in 000s)	$58,447		$85,170	$182	$90	$1,907	$1,336

Ratio of net expenses to average net assets	0.41	%(c)	0.49%	0.49%	0.50%	0.54%	0.51	%(c)

Ratio of total expenses to average net assets	0.84	%(c)	0.75%	0.68%	0.66%	0.72%	0.64	%(c)

Ratio of net investment income (loss) to average net assets	0.73	%(c)	3.52%	1.15%	(4.04)%	0.54%	0.35	%(c)

Portfolio turnover rate(d)	18%		52%	46%	89%	145%	506%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.99		$9.50	$11.31	$11.51	$10.35	$15.38

Net investment income (loss)(a)	—	(b)	0.16	0.07	(0.04)	(0.01)	(0.06)

Net realized and unrealized gain (loss)	(3.57)		1.38	(1.81)	0.45	1.21	(4.97)

Total from investment operations	(3.57)		1.54	(1.74)	0.41	1.20	(5.03)

Distributions to shareholders from net investment income	(0.01)		(0.18)	(0.07)	(0.49)	(0.04)	— (b)

Distributions to shareholders from return of capital	—		(0.87)	—	(0.12)	—	—

Total distributions	(0.01)		(1.05)	(0.07)	(0.61)	(0.04)	— (b)

Net asset value, end of period	$6.41		$9.99	$9.50	$11.31	$11.51	$10.35

Total return(c)	(35.75)%		16.11%	(15.40)%	3.60%	11.60%	(32.88)%

Net assets, end of period (in 000s)	$1,538		$2,280	$2,233	$2,892	$4,419	$1,963

Ratio of net expenses to average net assets	1.01	%(d)	1.09%	1.09%	1.11%	1.14%	1.10%

Ratio of total expenses to average net assets	1.44	%(d)	1.34%	1.25%	1.26%	1.34%	1.23%

Ratio of net investment income (loss) to average net assets	0.12	%(d)	1.53%	0.64%	(0.40)%	(0.07)%	(0.44)%

Portfolio turnover rate(e)	18%		52%	46%	89%	145%	506%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$10.29		$9.76	$12.11

Net investment income (loss)(a)	0.03		(0.25)	0.12

Net realized and unrealized gain (loss)	(3.68)		1.89	(2.33)

Total from investment operations	(3.65)		1.64	(2.21)

Distributions to shareholders from net investment income	(0.03)		(0.19)	(0.14)

Distributions to shareholders from return of capital	—		(0.92)	—

Total distributions	(0.03)		(1.11)	(0.14)

Net asset value, end of period	$6.61		$10.29	$9.76

Total return(b)	(35.49)%		16.73%	(18.31)%

Net assets, end of period (in 000s)	$637		$977	$3,167

Ratio of net expenses to average net assets	0.41	%(c)	0.48%	0.45	%(c)

Ratio of total expenses to average net assets	0.84	%(c)	0.72%	0.65	%(c)

Ratio of net investment income (loss) to average net assets	0.73	%(c)	(2.28)%	1.43	%(c)

Portfolio turnover rate(d)	18%		52%	46%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.61		$10.03	$10.30	$10.12	$10.21	$9.67

Net investment income (loss)(a)	(0.04)		0.01	(0.02)	(0.10)	(0.14)	(0.16)

Net realized and unrealized gain (loss)	(0.11)		0.23	(0.23)	0.33	0.05	1.10

Total from investment operations	(0.15)		0.24	(0.25)	0.23	(0.09)	0.94

Distributions to shareholders from net investment income	—		(0.59)	—	—	—	(0.40)

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)	(0.05)	—	—

Total distributions	—		(0.66)	(0.02)	(0.05)	—	(0.40)

Net asset value, end of period	$9.46		$9.61	$10.03	$10.30	$10.12	$10.21

Total return(b)	(1.56)%		2.28%	(2.37)%	2.29%	(0.88)%	9.69%

Net assets, end of period (in 000s)	$7,126		$7,712	$8,622	$7,711	$23,174	$24,000

Ratio of net expenses to average net assets	1.44	%(c)	1.49%	1.47%	1.55%	1.55%	1.56%

Ratio of total expenses to average net assets	1.64	%(c)	1.64%	1.62%	1.75%	1.74%	1.84%

Ratio of net investment income (loss) to average net assets	(0.81	)%(c)	0.06%	(0.19)%	(1.02)%	(1.33)%	(1.53)%

Portfolio turnover rate(d)	—%		—%	—%	—%	529%	196%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.11		$9.56	$9.88	$9.79	$9.95	$9.45

Net investment loss(a)	(0.07)		(0.07)	(0.09)	(0.17)	(0.21)	(0.23)

Net realized and unrealized gain (loss)	(0.10)		0.21	(0.21)	0.31	0.05	1.07

Total from investment operations	(0.17)		0.14	(0.30)	0.14	(0.16)	0.84

Distributions to shareholders from net investment income	—		(0.52)	—	—	—	(0.34)

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)	(0.05)	—	—

Total distributions	—		(0.59)	(0.02)	(0.05)	—	(0.34)

Net asset value, end of period	$8.94		$9.11	$9.56	$9.88	$9.79	$9.95

Total return(b)	(1.98)%		1.51%	(3.08)%	1.44%	(1.60)%	8.93%

Net assets, end of period (in 000s)	$3,064		$3,279	$3,281	$3,480	$4,054	$3,056

Ratio of net expenses to average net assets	2.19	%(c)	2.24%	2.22%	2.29%	2.31%	2.30%

Ratio of total expenses to average net assets	2.39	%(c)	2.39%	2.37%	2.48%	2.49%	2.60%

Ratio of net investment loss to average net assets	(1.51	)%(c)	(0.69)%	(0.95)%	(1.72)%	(2.09)%	(2.28)%

Portfolio turnover rate(d)	—%		—%	—%	—%	529%	196%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.87		$10.28	$10.52	$10.29	$10.36	$9.77

Net investment income (loss)(a)	(0.02)		0.04	0.02	(0.06)	(0.10)	(0.12)

Net realized and unrealized gain (loss)	(0.12)		0.25	(0.24)	0.34	0.04	1.12

Total from investment operations	(0.14)		0.29	(0.22)	0.28	(0.06)	1.00

Distributions to shareholders from net investment income	—		(0.63)	—	—	(0.01)	(0.41)

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)	(0.05)	—	—

Total distributions	—		(0.70)	(0.02)	(0.05)	(0.01)	(0.41)

Net asset value, end of period	$9.73		$9.87	$10.28	$10.52	$10.29	$10.36

Total return(b)	(1.42)%		2.82%	(2.13)%	2.73%	(0.57)%	10.24%

Net assets, end of period (in 000s)	$127,146		$90,623	$83,425	$163,971	$110,763	$87,820

Ratio of net expenses to average net assets	1.06	%(c)	1.11%	1.07%	1.14%	1.16%	1.14%

Ratio of total expenses to average net assets	1.26	%(c)	1.26%	1.22%	1.33%	1.34%	1.46%

Ratio of net investment income (loss) to average net assets	(0.45	)%(c)	0.42%	0.16%	(0.54)%	(0.94)%	(1.12)%

Portfolio turnover rate(d)	—%		—%	—%	—%	529%	196%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.77		$10.19	$10.44	$10.23	$10.30	$9.73

Net investment income (loss)(b)	(0.03)		0.03	0.01	(0.06)	(0.11)	(0.13)

Net realized and unrealized gain (loss)	(0.11)		0.23	(0.24)	0.32	0.04	1.11

Total from investment operations	(0.14)		0.26	(0.23)	0.26	(0.07)	0.98

Distributions to shareholders from net investment income	—		(0.61)	—	—	—	(0.41)

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)	(0.05)	—	—

Total distributions	—		(0.68)	(0.02)	(0.05)	—	(0.41)

Net asset value, end of period	$9.63		$9.77	$10.19	$10.44	$10.23	$10.30

Total return(c)	(1.54)%		2.60%	(2.24)%	2.55%	(0.68)%	10.08%

Net assets, end of period (in 000s)	$111,597		$106,968	$105,393	$106,431	$20,181	$6,489

Ratio of net expenses to average net assets	1.19	%(d)	1.24%	1.22%	1.26%	1.31%	1.31%

Ratio of total expenses to average net assets	1.39	%(d)	1.39%	1.37%	1.45%	1.49%	1.60%

Ratio of net investment income (loss) to average net assets	(0.54	)%(d)	0.31%	0.06%	(0.60)%	(1.09)%	(1.26)%

Portfolio turnover rate(e)	—%		—%	—%	—%	529%	196%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 30, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$9.87		$10.29	$10.36

Net investment income (loss)(a)	(0.02)		0.05	0.02

Net realized and unrealized gain (loss)	(0.11)		0.23	(0.07)

Total from investment operations	(0.13)		0.28	(0.05)

Distributions to shareholders from net investment income	—		(0.63)	—

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)

Total distributions	—		(0.70)	(0.02)

Net asset value, end of period	$9.74		$9.87	$10.29

Total return(b)	(1.42)%		2.72%	(0.52)%

Net assets, end of period (in 000s)	$50,957		$51,499	$50,649

Ratio of net expenses to average net assets	1.05	%(c)	1.09%	1.12	%(c)

Ratio of total expenses to average net assets	1.25	%(c)	1.23%	1.27	%(c)

Ratio of net investment income (loss) to average net assets	(0.38	)%(c)	0.47%	0.31	%(c)

Portfolio turnover rate(d)	—%		—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.45		$9.87	$10.16	$10.00	$10.12	$9.59

Net investment loss(a)	(0.05)		(0.02)	(0.04)	(0.12)	(0.16)	(0.18)

Net realized and unrealized gain (loss)	(0.11)		0.23	(0.23)	0.33	0.04	1.09

Total from investment operations	(0.16)		0.21	(0.27)	0.21	(0.12)	0.91

Distributions to shareholders from net investment income	—		(0.56)	—	—	—	(0.38)

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)	(0.05)	—	—

Total distributions	—		(0.63)	(0.02)	(0.05)	—	(0.38)

Net asset value, end of period	$9.29		$9.45	$9.87	$10.16	$10.00	$10.12

Total return(b)	(1.80)%		2.14%	(2.70)%	2.11%	(1.18)%	9.47%

Net assets, end of period (in 000s)	$437		$539	$584	$595	$309	$197

Ratio of net expenses to average net assets	1.69	%(c)	1.74%	1.72%	1.79%	1.81%	1.79%

Ratio of total expenses to average net assets	1.89	%(c)	1.89%	1.87%	1.98%	1.99%	2.11%

Ratio of net investment loss to average net assets	(0.98	)%(c)	(0.19)%	(0.44)%	(1.19)%	(1.59)%	(1.77)%

Portfolio turnover rate(d)	—%		—%	—%	—%	529%	196%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$9.86		$10.28	$10.56

Net investment income (loss)(a)	(0.02)		0.05	0.02

Net realized and unrealized gain (loss)	(0.11)		0.23	(0.28)

Total from investment operations	(0.13)		0.28	(0.26)

Distributions to shareholders from net investment income	—		(0.63)	—

Distributions to shareholders from net realized gains	—		(0.07)	(0.02)

Total distributions	—		(0.70)	(0.02)

Net asset value, end of period	$9.73		$9.86	$10.28

Total return(b)	(1.42)%		2.71%	(2.50)%

Net assets, end of period (in 000s)	$291		$166	$429

Ratio of net expenses to average net assets	1.05	%(c)	1.09%	1.12	%(c)

Ratio of total expenses to average net assets	1.25	%(c)	1.23%	1.27	%(c)

Ratio of net investment income (loss) to average net assets	(0.47	)%(c)	0.49%	0.32	%(c)

Portfolio turnover rate(d)	—%		—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy	A, C, Institutional, Investor, R6 , R and P	Diversified

Class A Shares of the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as Investment Adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies

A.  Basis of Consolidation for Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds — Cayman Commodity-ART, Ltd., Cayman Commodity-AP, Ltd., Cayman Commodity-CSF, Ltd. and Cayman Commodity-MFS, Ltd. (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2020, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets
Absolute Return Tracker	$3,311,652,533	$7,258,498	1%
Alternative Premia	43,625,138	10,038,514	23
Commodity Strategy	193,219,184	38,277,221	20
Managed Futures Strategy	300,617,119	58,950,505	20

B.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained

93

GOLDMAN SACHS ALTERNATIVE FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Absolute Return Tracker, Alternative Premia and Managed Futures Strategy	Annually	Annually
Commodity Strategy	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiary’s income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close

94

GOLDMAN SACHS ALTERNATIVE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the

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availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but

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June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

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C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$4,200	$285,611	$—

Asia	—	11,729,856	—

Australia and Oceania	—	366,296	—

Europe	4,348,143	69,847,658	17,533

North America	761,822,900	218,597	—

South America	—	53,242	—

Exchange Traded Funds	315,540,867	—	—

Investment Company	1,896,151,926	—	—

Securities Lending Reinvestment Vehicle	45,070,513	—	—

Total	$3,022,938,549	$82,501,260	$17,533

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$265,339	$—

Futures Contracts	5,762,284	—	—

Credit Default Swap Contracts	—	20,816,189	—

Total Return Swap Contracts	—	633,584	—

Total	$5,762,284	$21,715,112	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(513,369)	$—

Futures Contracts(b)	(6,295,390)	—	—

Credit Default Swap Contracts(b)	—	(30,441)	—

Total Return Swap Contracts(b)	—	(3,512,670)	—

Written Options Contracts	(4,944,980)	—	—

Total	$(11,240,370)	$(4,056,480)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$33,063,437	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$41,799	$—

Futures Contracts(a)	459,028	—	—

Credit Default Swap Contracts(a)	—	1	—

Total Return Swap Contracts(a)	—	220,356	—

Purchased Options Contracts	205,900	—	—

Total	$664,928	$262,156	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(48,293)	$—

Futures Contracts	(761,137)	—	—

Credit Default Swap Contracts	—	(170)	—

Total Return Swap Contracts	—	(229,025)	—

Total	$(761,137)	$(277,488)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$7,112,803	$—

Collateralized Mortgage Obligations	—	3,487,832	—

Commercial Mortgage-Backed Securities	—	12,404,190	—

Asset-Backed Securities	—	229,707	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,749,938	—	—

Investment Company	93,886,430	—	—

Short-Term Investment	30,592,044	—	—

Total	$138,228,412	$23,234,532	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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COMMODITY STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$21,755	$—	$—

Interest Rate Swap Contracts	—	956	—

Total	$21,755	$956	$—

Liabilities(a)

Futures Contracts	$(59,283)	$—	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$232,562,010	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,775,732	$—

Futures Contracts	2,690,242	—	—

Interest Rate Swap Contracts	—	5,810,590	—

Total	$2,690,242	$7,586,322	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(2,664,914)	$—

Futures Contracts	(2,440,476)	—	—

Interest Rate Swap Contracts	—	(2,127,193)	—

Total	$(2,440,476)	$(4,792,107)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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4. INVESTMENTS IN DERIVATIVES (continued)

ABSOLUTE RETURN TRACKER
Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$369,045	(a)	—	$—
Credit	Variation margin on swap contracts	20,816,189	(a)	Variation margin on swap contracts	(30,441)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	265,339		Payable for unrealized loss on forward foreign currency exchange contracts	(513,369)
Equity	Receivable for unrealized gain on swap contracts and variation margin on futures contracts	3,302,071	(a)	Payable for unrealized loss on swap contracts, Written options at value and variation margin on futures contracts	(14,748,910)	(a)(b)
Interest Rate	Variation margin on futures contracts	2,724,752	(a)	Variation margin on futures contracts	(4,130)	(a)
Total		$27,477,396			$(15,296,850)

ALTERNATIVE PREMIA
Risk	Consolidated Statements of Assets and Liabilities	Assets(a)		Consolidated Statements of Assets and Liabilities	Liabilities(a)
Commodity	Variation margin on futures contracts	$341,903		Variation margin on futures contracts	$(641,445)
Credit	Variation margin on swap contracts	1		—	(170)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts and variation margin on futures contracts	110,231		Payable for unrealized loss on forward foreign currency exchange contracts and variation margin on futures contracts	(50,143)
Equity	Receivable for unrealized gain on swap contracts, Purchased options at value and variation margin on futures contracts	448,157		Payable for unrealized loss on swap contracts and variation margin on futures contracts	(248,653)	(b)
Interest Rate	Variation margin on futures contracts	26,792		Variation margin on futures contracts	(98,214)
Total		$927,084			$(1,038,625)

COMMODITY STRATEGY
Risk	Consolidated Statements of Assets and Liabilities	Assets(a)		Consolidated Statements of Assets and Liabilities	Liabilities(a)
Interest Rate	Variation margin on futures and swaps contracts	22,711		Variation margin on futures contracts	(59,283)
Total		$22,711			$(59,283)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2020 is reported within the Consolidated Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $3,512,670 and $229,025 for the Absolute Return Tracker and Alternative Premia Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

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MANAGED FUTURES STRATEGY
Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$1,422,494	(a)	Variation margin on futures contracts	$(1,912,876)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,775,732		Payable for unrealized loss on forward foreign currency exchange contracts	(2,664,914)
Equity	Variation margin on futures contracts	1,267,748	(a)	Variation margin on futures contracts	(527,600)	(a)
Interest Rate	Variation margin on swap contracts	5,810,590	(a)	Variation margin on swap contracts	(2,127,193)	(a)
Total		$10,276,564			$(7,232,583)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2020 is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

ABSOLUTE RETURN TRACKER
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Commodity	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$(7,128,262)	$1,086,252	365
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(37,549,657)	15,046,117	3
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,087,322)	412,529	27
Equity	Net realized gain (loss) from futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts and written options	(91,856,191)	(7,427,937)	6,835
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	31,033,958	5,974,959	4,684
Total		$(106,587,474)	$15,091,920	11,914

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

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June 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

ALTERNATIVE PREMIA
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$886,897	$(870,301)	2,051
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(97,962)	(34,411)	2
Currency	Net realized gain (loss) from futures contracts and forward foreign currency exchange contracts/Net change in unrealized gain (loss) on futures contracts and forward foreign currency exchange contracts	(738,202)	7,827	245
Equity	Net realized gain (loss) from futures contracts, purchased options, swap contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options, swap contracts and written options	(1,800,773)	90,038	748
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	350,156	(16,818)	308
Total		$(1,399,884)	$(823,665)	3,354

COMMODITY STRATEGY
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Commodity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(72,199,411)	$(913)	5
Interest rate	Net realized gain (loss) from futures contracts, purchased options, swap contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options, swap contracts and written options	(23,116,370)	(819,863)	280
Total		$(95,315,781)	$(820,776)	285

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

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MANAGED FUTURES STRATEGY
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$2,461,584	$(423,737)	1,896
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(7,529,466)	528,294	253
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(12,841,365)	607,347	5,554
Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	9,506,271	2,288,057	210
Total		$(8,402,976)	$2,999,961	7,913

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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June 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2020:

ALTERNATIVE PREMIA
	Derivative Assets(1)		Derivative Liabilities(1)		Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Forwards	Swaps	Forwards	Swaps
Bank of America NA	$—	$101,866	$—	$(102,580)	$(714)	$—	$(714)
JPMorgan Chase Bank NA	—	118,490	—	(126,445)	(7,955)	—	(7,955)
Morgan Stanley Co., Inc.	41,799	—	(48,293)	—	(6,494)	6,494	—

Total	$41,799	$220,356	$(48,293)	$(229,025)	$(15,163)	$6,494	$(8,669)

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

MANAGED FUTURES STRATEGY
Counterparty	Derivative Assets (1)	Derivative Liabilities (1)	Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
	Forwards	Forwards
Morgan Stanley Co., Inc.	$1,775,732	$(2,664,914)	$(889,182)	889,182	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^(1)
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Absolute Return Tracker	0.70%	0.63%	0.60%	0.59%	0.53%	0.64%	0.53%
Alternative Premia	0.79	0.71	0.68	0.66	0.65	0.79	0.67
Commodity Strategy	0.50	0.50	0.45	0.43	0.42	0.50	0.43
Managed Futures Strategy	1.00	0.90	0.86	0.84	0.82	1.00	0.88

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
(1)	Reflects combined management fees paid to GSAM under the Agreement and the Funds’ Subsidiary Agreements (as defined below) after the waivers.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2020, GSAM waived $15,456, $21,391, $77,656 and $122,538 of each Fund’s management fee for Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2020, GSAM waived $1,892,010, $29,607, $70,615 and $180,808 of the Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Absolute Return Tracker	$6,375	$—
Alternative Premia	—	6
Commodity Strategy	2,012	—
Managed Futures Strategy	539	—

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% (except for the Commodity Strategy Fund, which charges an annual rate of 0.13%) of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds are 0.014%, 0.114%, 0.074% and 0.254%, respectively. These Other Expense limitations will remain in place through at least April 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker, Alternative Premia, Commodity Strategy and Managed Futures Strategy Funds. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Absolute Return Tracker	$1,907,466	$492,755	$321,907	$2,722,128
Alternative Premia	50,998	247,175	18,760	316,933
Commodity Strategy	148,271	236,820	125,047	510,138
Managed Futures Strategy	303,346	28,373	74,901	406,620

G.  Line of Credit Facility — As of June 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020 the facility was $580,000,000.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020	Shares as of June 30, 2020	Dividend Income from Affiliated Investment Company
Absolute Return Tracker	$2,337,246,531	$1,062,137,013	$(1,503,231,618)	$1,896,151,926	1,896,151,926	$9,077,783
Alternative Premia	41,109,961	36,969,762	(45,016,286)	33,063,437	33,063,437	168,082
Commodity Strategy	103,882,234	406,550,490	(416,546,294)	93,886,430	93,886,430	364,295
Managed Futures Strategy	201,860,247	192,755,098	(162,053,335)	232,562,010	232,562,010	934,621

The Commodity Strategy Fund invests in the shares of the Goldman Sachs Treasury Access 0-1 Year ETF. The Goldman Sachs Treasury Access 0-1 Year ETF is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in the Goldman Sachs Treasury Access 0-1 Year ETF for the six months ended June 30, 2020:

Fund	Affiliated Investment Company	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on sale of Affiliated Investment Company	Change in Unrealized Appreciation (Depreciation)	Ending Value as of June 30, 2020	Shares as of June 30, 2020	Dividend Income from Affiliated Investment Company
Commodity Strategy	Goldman Sachs Access Treasury 0-1 Year ETF	$67,594,500	$—	$(67,928,631)	$401,631	$(67,500)	$—	—	$144,481

As of June 30, 2020, the following Goldman Sachs Fund of Funds Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio
Alternative Premia	14%	20%	13%
Managed Futures Strategy	—	7	—

As of June 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class R	Class P
Alternative Premia	27%	73%

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Absolute Return Tracker	$—	$1,031,464,284	$—	$775,045,077
Commodity Strategy	16,439,598	—	56,685,205	68,900,405

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2020 are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

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7. SECURITIES LENDING (continued)

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2020, are reported under Investment Income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2020		Amount Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amount Received by the Fund from Lending to Goldman Sachs
Absolute Return Tracker	$36,618	$52,490	$182,275

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020
Absolute Return Tracker	$29,148,415	$466,834,599	$(450,912,501)	$45,070,513

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2019, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Absolute Return Tracker	Alternative Premia	Commodity Strategy	Managed Futures Strategy
Capital loss carryforwards:
Perpetual Short-term	$—	$(900,249)	$(6,201,054)	$—
Perpetual Long-term	—	—	(14,072,451)	—
Total capital loss carryforwards	$—	$(900,249)	$(20,273,505)	$—
Timing differences (Post October Loss Deferral, Qualified Late Year Loss Deferral and Straddle Loss Deferral)	$(83,118,100)	$(770,179)	$(1,628,897)	$(1,556,907)

As of June 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker	Alternative Premia	Commodity Strategy	Managed Futures Strategy
Tax cost	$3,009,605,971	$33,847,564	$158,745,599	$231,680,295
Gross unrealized gain	129,118,567	285,014	3,647,681	8,114,298
Gross unrealized loss	(33,267,196)	(1,069,141)	(930,336)	(7,232,583)
Net unrealized gain (loss)	$95,851,371	$(784,127)	$2,717,345	$881,715

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, options and foreign currency contracts, and differences related to the tax treatment of swap transactions, underlying fund investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to

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9. OTHER RISKS (continued)

risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions which may occur or unexpectedly may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

At a meeting held on July 23, 2020, the Board of Trustees of the Trust (the “Board”) approved a sub-advisory agreement with CoreCommodity Management, LLC to furnish sub-advisory services on behalf of the Commodity Strategy Fund and the Fund’s use of a “manager of managers” structure, whereby the Board and GSAM would be authorized to hire and replace investment sub-advisers on behalf of the Fund without shareholder approval pursuant to exemptive relief received from the SEC. If approved by Fund shareholders at a meeting to be held on or about November 13, 2020, such changes will likely be effective at the end of November 2020.

Other than the item noted above, subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,616,417	$14,434,706	5,605,452	$52,162,020
Reinvestment of distributions	—	—	259,217	2,450,901
Shares redeemed	(2,707,228)	(24,526,163)	(4,757,119)	(44,669,285)
	(1,090,811)	(10,091,457)	1,107,550	9,943,636
Class C Shares
Shares sold	166,004	1,351,274	346,095	2,951,402
Reinvestment of distributions	—	—	40,055	346,168
Shares redeemed	(471,316)	(3,805,542)	(903,197)	(7,767,979)
	(305,312)	(2,454,268)	(517,047)	(4,470,409)
Institutional Shares
Shares sold	83,052,241	774,718,005	156,580,571	1,514,775,620
Reinvestment of distributions	—	—	7,547,577	73,677,786
Shares redeemed	(80,509,871)	(726,263,944)	(105,105,601)	(1,013,092,640)
	2,542,370	48,454,061	59,022,547	575,360,766
Investor Shares
Shares sold	11,102,809	103,876,348	21,268,419	203,802,355
Reinvestment of distributions	—	—	1,318,485	12,740,193
Shares redeemed	(15,295,840)	(138,419,060)	(12,348,004)	(117,863,431)
	(4,193,031)	(34,542,712)	10,238,900	98,679,117
Class R6 Shares
Shares sold	126,287	1,166,451	371,692	3,609,637
Reinvestment of distributions	—	—	32,501	316,928
Shares redeemed	(146,050)	(1,292,791)	(112,910)	(1,084,193)
	(19,763)	(126,340)	291,283	2,842,372
Class R Shares
Shares sold	19,811	172,572	66,612	602,294
Reinvestment of distributions	—	—	7,813	71,722
Shares redeemed	(36,330)	(320,352)	(45,897)	(416,856)
	(16,519)	(147,780)	28,528	257,160
Class P Shares
Shares sold	3,096,619	29,510,297	7,490,666	72,047,043
Reinvestment of distributions	—	—	771,722	7,529,973
Shares redeemed	(3,716,887)	(33,434,770)	(2,504,883)	(24,186,443)
	(620,268)	(3,924,473)	5,757,505	55,390,573

NET INCREASE (DECREASE)	(3,703,334)	$(2,832,969)	75,929,266	$738,003,215

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Alternative Premia Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	34,054	$263,259	247,612	$1,968,071
Shares redeemed	(166,446)	(1,308,981)	(395,461)	(3,173,514)
	(132,392)	(1,045,722)	(147,849)	(1,205,443)
Class C Shares
Shares sold	1,230	8,897	2,818	20,853
Shares redeemed	(170,653)	(1,238,448)	(575,193)	(4,250,877)
	(169,423)	(1,229,551)	(572,375)	(4,230,024)
Institutional Shares
Shares sold	54,696	446,173	889,142	7,269,447
Shares redeemed	(398,555)	(3,207,850)	(3,360,450)	(28,213,641)
	(343,859)	(2,761,677)	(2,471,308)	(20,944,194)
Investor Shares
Shares sold	7,683	61,668	166,028	1,369,003
Shares redeemed	(142,867)	(1,136,774)	(814,656)	(6,572,128)
	(135,184)	(1,075,106)	(648,628)	(5,203,125)
Class R6 Shares
Shares sold	—	—	352,076	2,883,030
Shares redeemed	—	—	(3,782,890)	(30,797,570)
	—	—	(3,430,814)	(27,914,540)
Class R Shares
Shares sold	5,465	41,233	24,455	196,590
Shares redeemed	(6,337)	(47,421)	(19,287)	(151,141)
	(872)	(6,188)	5,168	45,449
Class P Shares
Shares redeemed	—	—	(1)	—
	—	—	(1)	—

NET DECREASE	(781,730)	$(6,118,244)	(7,265,807)	$(59,451,877)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Commodity Strategy Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	641,639	$4,093,542	395,516	$4,224,635
Reinvestment of distributions	4,976	32,397	199,147	2,049,973
Shares redeemed	(645,196)	(4,594,486)	(1,002,193)	(10,739,661)
	1,419	(468,547)	(407,530)	(4,465,053)
Class C Shares
Shares sold	43,042	238,816	22,072	223,411
Reinvestment of distributions	—	—	21,101	204,864
Shares redeemed	(44,898)	(275,985)	(76,451)	(769,695)
	(1,856)	(37,169)	(33,278)	(341,420)
Institutional Shares
Shares sold	10,459,173	66,601,048	6,409,974	68,585,294
Reinvestment of distributions	48,268	317,600	1,144,969	11,917,813
Shares redeemed	(8,507,276)	(61,315,340)	(18,916,513)	(203,080,035)
	2,000,165	5,603,308	(11,361,570)	(122,576,928)
Investor Shares
Shares sold	82,563	566,126	770,630	8,344,275
Reinvestment of distributions	1,550	10,217	64,498	672,140
Shares redeemed	(298,673)	(2,377,591)	(1,037,222)	(11,347,817)
	(214,560)	(1,801,248)	(202,094)	(2,331,402)
Class R6 Shares
Shares sold	2,296,353	15,928,913	9,418,112	100,318,605
Reinvestment of distributions	37,905	249,794	805,500	8,400,197
Shares redeemed	(1,765,368)	(12,670,499)	(1,973,182)	(21,418,664)
	568,890	3,508,208	8,250,430	87,300,138
Class R Shares
Shares sold	55,026	351,133	50,254	530,512
Reinvestment of distributions	326	2,084	18,572	187,638
Shares redeemed	(43,789)	(319,921)	(75,632)	(794,746)
	11,563	33,296	(6,806)	(76,596)
Class P Shares
Shares sold	1,219	9,889	2,270	25,500
Reinvestment of distributions	413	2,720	11,330	119,255
Shares redeemed	(152)	(1,001)	(243,313)	(2,618,165)
	1,480	11,608	(229,713)	(2,473,410)

NET INCREASE (DECREASE)	2,367,101	$6,849,456	(3,990,561)	$(44,964,671)

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Managed Futures Strategy Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	228,587	$2,240,213	460,164	$4,723,141
Reinvestment of distributions	—	—	58,957	573,968
Shares redeemed	(277,733)	(2,726,079)	(576,017)	(5,919,763)
	(49,146)	(485,866)	(56,896)	(622,654)
Class C Shares
Shares sold	18,880	174,395	78,637	784,815
Reinvestment of distributions	—	—	22,546	208,212
Shares redeemed	(35,797)	(330,434)	(84,861)	(816,337)
	(16,917)	(156,039)	16,322	176,690
Institutional Shares
Shares sold	6,685,626	67,803,226	4,785,438	52,301,820
Reinvestment of distributions	—	—	620,276	6,199,118
Shares redeemed	(2,803,356)	(28,383,240)	(4,334,655)	(43,972,438)
	3,882,270	39,419,986	1,071,059	14,528,500
Investor Shares
Shares sold	5,032,909	50,177,854	7,100,105	74,372,563
Reinvestment of distributions	—	—	726,302	7,186,901
Shares redeemed	(4,391,433)	(43,405,421)	(7,221,827)	(74,530,329)
	641,476	6,772,433	604,580	7,029,135
Class R6 Shares
Shares sold	17,482	203,048	1,211,459	12,524,000
Reinvestment of distributions	—	—	342,526	3,422,044
Shares redeemed	—	—	(1,260,830)	(13,698,340)
	17,482	203,048	293,155	2,247,704
Class R Shares
Shares sold	1,636	15,916	7,065	71,478
Reinvestment of distributions	—	—	3,570	34,183
Shares redeemed	(11,691)	(115,400)	(12,726)	(128,907)
	(10,055)	(99,484)	(2,091)	(23,246)
Class P Shares
Shares sold	13,089	132,116	—	—
Reinvestment of distributions	—	—	1,456	14,535
Shares redeemed	—	—	(26,372)	(281,615)
	13,089	132,116	(24,916)	(267,080)

NET INCREASE	4,478,199	$45,786,194	1,901,213	$23,069,049

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Absolute Return Tracker Fund				Alternative Premia Fund				Commodity Strategy Fund				Managed Futures Strategy Fund
Share Class	Beginning Account Value 01/01/19	Ending Account Value 06/30/19		Expenses Paid for the 6 Months Ended 06/30/19*	Beginning Account Value 01/01/19	Ending Account Value 06/30/19		Expenses Paid for the 6 Months Ended 06/30/19*	Beginning Account Value 01/01/19	Ending Account Value 06/30/19		Expenses Paid for the 6 Months Ended 06/30/19*	Beginning Account Value 01/01/19	Ending Account Value 06/30/19		Expenses Paid for the 6 Months Ended 06/30/19*
Class A
Actual	$1,000	$940.70		$4.54	$1,000	$951.10		$5.82	$1,000	$643.70		$3.11	$1,000	$984.40		$7.10
Hypothetical 5% return	1,000	1,020.19	+	4.72	1,000	1,018.90	+	6.02	1,000	1,021.08	+	3.82	1,000	1,017.70	+	7.22
Class C
Actual	1,000	936.70		8.14	1,000	948.20		9.40	1,000	641.00		6.16	1,000	980.20		10.78
Hypothetical 5% return	1,000	1,016.46	+	8.47	1,000	1,015.22	+	9.72	1,000	1,017.35	+	7.57	1,000	1,013.97	+	10.97
Institutional
Actual	1,000	941.50		2.70	1,000	952.40		3.93	1,000	644.80		1.72	1,000	985.80		5.23
Hypothetical 5% return	1,000	1,022.08	+	2.82	1,000	1,020.84	+	4.07	1,000	1,022.77	+	2.11	1,000	1,019.59	+	5.32
Investor
Actual	1,000	941.90		3.33	1,000	952.00		4.56	1,000	644.70		2.09	1,000	984.60		5.87
Hypothetical 5% return	1,000	1,021.43	+	3.47	1,000	1,020.19	+	4.72	1,000	1,022.33	+	2.56	1,000	1,018.95	+	5.97
Class R6
Actual	1,000	942.40		2.66	1,000	953.50		3.93	1,000	644.50		1.68	1,000	985.80		5.18
Hypothetical 5% return	1,000	1,022.13	+	2.77	1,000	1,020.84	+	4.07	1,000	1,022.82	+	2.06	1,000	1,019.64	+	5.27
Class R
Actual	1,000	939.00		5.74	1,000	949.90		7.22	1,000	642.50		4.12	1,000	982.00		8.33
Hypothetical 5% return	1,000	1,018.95	+	5.97	1,000	1,017.45	+	7.47	1,000	1,019.84	+	5.07	1,000	1,016.46	+	8.47
Class P
Actual	1,000	942.40		2.66	1,000	953.60		3.89	1,000	645.10		1.68	1,000	985.80		5.18
Hypothetical 5% return	1,000	1,022.13	+	2.77	1,000	1,020.89	+	4.02	1,000	1,022.82	+	2.06	1,000	1,019.64	+	5.27

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	0.94%	1.69%	0.56%	0.69%	0.55%	1.19%	0.55%
Alternative Premia	1.20	1.94	0.81	0.94	0.81	1.49	0.80
Commodity Strategy	0.76	1.51	0.42	0.51	0.41	1.01	0.41
Managed Futures Strategy	1.44	2.19	1.06	1.19	1.05	1.69	1.05

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Alternative Premia Fund, Goldman Sachs Commodity Strategy Fund, and Goldman Sachs Managed Futures Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and in the case of the Commodity Strategy Fund a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending with respect to the Absolute Return Tracker and Alternative Premia Funds, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreement under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-,

122

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Commodity Strategy Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Absolute Return Tracker, Alternative Premia, and Managed Futures Strategy Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods; had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and had underperformed for the one-year period; and had outperformed the average performance of a group of competitor funds, as determined by the Investment Adviser (the “Competitor Fund Average”), for the three- and five-year periods and underperformed for the one-year period ended March 31, 2020. They noted that the Absolute Return Tracker Fund had experienced certain portfolio management changes in the first half of 2019 and in 2020. The Trustees noted that the Alternative Premia Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period; had outperformed the Fund’s LIBOR-based benchmark index for the 10-year period and underperformed for the one-, three-, and five-year periods, and had outperformed the Fund’s Competitor Fund Average for the one-, three-, and five-year periods ended March 31, 2020. The Trustees observed that the Alternative Premia Fund had certain significant differences from the Fund’s benchmark index that caused it to be an imperfect basis for comparison. They also considered that in October 2017, the Alternative Premia Fund had been repositioned from the Dynamic Allocation Fund, which involved changes to the Fund’s investment objective, investment strategy, benchmark, and portfolio management. The Trustees also noted that the Alternative Premia Fund had experienced certain portfolio management changes in 2019. They observed that the Commodity Strategy Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the ten-year period and in the fourth quartile for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the one- and ten-year periods and underperformed for the three- and five-year periods ended March 31, 2020. The Trustees noted that the Commodity Strategy Fund had experienced certain portfolio management changes in 2019 and the first half of 2020. They considered that the Managed Futures Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three- and five-year periods; had outperformed the Fund’s LIBOR-based benchmark index for the one- and three-year periods and underperformed for the five-year period; and had outperformed the Fund’s Competitor Fund Average for the three- and five-year periods and underperformed for the one-year period ended March 31, 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to each Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from

123

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Absolute Return Tracker Fund	Alternative Premia Fund	Commodity Strategy Fund	Managed Futures Strategy Fund

First $1 billion	0.70%	0.79%	0.50%	1.00%

Next $1 billion	0.63	0.71	0.50	0.90

Next $3 billion	0.60	0.68	0.45	0.86

Next $3 billion	0.59	0.66	0.43	0.84

Over $8 billion	0.53	0.65	0.42	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Absolute Return Tracker Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund and Alternative Premia Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s and Alternative Premia Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money

124

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s and Alternative Premia Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2021.

125

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211762-OTU-1243140 SELSATSAR-20

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Tax-Advantaged Equity Funds
U.S. Equity Dividend and Premium
International Equity Dividend and Premium
U.S. Tax-Managed Equity
International Tax-Managed Equity

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Tax-Advantaged Equity Funds

∎	U.S. EQUITY DIVIDEND AND PREMIUM

∎	INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

∎	U.S. TAX-MANAGED EQUITY

∎	INTERNATIONAL TAX-MANAGED EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Tax-Advantaged Equity Funds

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

1

FUND BASICS

U.S. Equity Dividend and Premium Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]

Class A	-4.23%	-3.08%	6.14%
Class C	-4.59	-3.08	6.14
Institutional	-4.03	-3.08	6.14
Investor	-4.09	-3.08	6.14
Class R6	-4.03	-3.08	6.14
Class P	-4.03	-3.08	6.14

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is an unmanaged composite index of 500 common stock prices. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[4]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.1%	Technology Hardware & Equipment
Microsoft Corp.	5.9	Software & Services
Amazon.com, Inc.	4.7	Retailing
Facebook, Inc. Class A	2.1	Media & Entertainment
Alphabet, Inc. Class A	2.0	Media & Entertainment
Home Depot, Inc. (The)	1.7	Retailing
Johnson & Johnson	1.5	Pharmaceuticals, Biotechnology & Life Sciences
UnitedHealth Group, Inc.	1.5	Health Care Equipment & Services
AT&T, Inc.	1.4	Telecommunication Services
Visa, Inc. Class A	1.4	Software & Services

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

2

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of June 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets at June 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

International Equity Dividend and Premium Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]	Bloomberg Barclays Global Aggregate Bond Index (gross, USD, unhedged)[3]
Class A	-14.39%	-11.34%	2.98%
Class C	-14.68	-11.34	2.98
Institutional	-14.36	-11.34	2.98
Investor	-14.33	-11.34	2.98
Class R6	-14.23	-11.34	2.98
Class P	-14.21	-11.34	2.98

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate Bond Index (gross, USD, unhedged) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[4]

Company	% of Net Assets	Line of Business	Country

Nestle SA (Registered)	3.3%	Food, Beverage & Tobacco	Switzerland
Roche Holding AG	2.0	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Novartis AG (Registered)	1.7	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Sanofi	1.7	Pharmaceuticals, Biotechnology & Life Sciences	France
National Australia Bank Ltd.	1.7	Banks	Australia
Unilever NV	1.6	Household & Personal Products	United Kingdom
Zurich Insurance Group AG	1.4	Insurance	Switzerland
Toyota Motor Corp.	1.4	Automobiles & Components	Japan
SAP SE	1.4	Software & Services	Germany
AstraZeneca plc	1.3	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of June 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

U.S. Tax-Managed Equity Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	Russell 3000® Index[2]

Class A	-3.13%	-3.48%
Class C	-3.48	-3.48
Institutional	-2.98	-3.48
Service	-3.23	-3.48
Investor	-3.01	-3.48
Class R6	-2.97	-3.48
Class P	-2.97	-3.48

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	5.5%	Technology Hardware & Equipment
Microsoft Corp.	4.8	Software & Services
Amazon.com, Inc.	4.6	Retailing
Facebook, Inc. Class A	1.9	Media & Entertainment
PayPal Holdings, Inc.	1.9	Software & Services
AbbVie, Inc.	1.8	Pharmaceuticals, Biotechnology & Life Sciences
Sherwin-Williams Co. (The)	1.5	Materials
NVIDIA Corp.	1.5	Semiconductors & Semiconductor Equipment
Alphabet, Inc. Class A	1.5	Media & Entertainment
Alphabet, Inc. Class C	1.4	Media & Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets at June 30, 2020.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

International Tax-Managed Equity Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]
Class A	-9.49%	-11.34%
Class C	-9.82	-11.34
Institutional	-9.33	-11.34
Investor	-9.33	-11.34
Class R6	-9.29	-11.34
Class P	-9.28	-11.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/20[3]

Holding	% of Net Assets	Line of Business

Nestle SA (Registered)	3.1%	Food, Beverage & Tobacco
Roche Holding AG	2.6	Pharmaceuticals, Biotechnology & Life Sciences
Novartis AG (Registered)	1.9	Pharmaceuticals, Biotechnology & Life Sciences
Novo Nordisk A/S Class B	1.7	Pharmaceuticals, Biotechnology & Life Sciences
Siemens AG (Registered)	1.5	Capital Goods
ASML Holding NV	1.4	Semiconductors & Semiconductor Equipment
Schneider Electric SE	1.4	Capital Goods
Commonwealth Bank of Australia	1.3	Banks
Allianz SE (Registered)	1.2	Insurance
Enel SpA	1.1	Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

8

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.0% of the Fund’s net assets at June 30, 2020.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 101.1%
Automobiles & Components – 0.2%
43,519	Gentex Corp.	$1,121,485
4,092	Tesla, Inc.*	4,418,582
2,072	Thor Industries, Inc.	220,730

		5,760,797

Banks – 4.1%
18,625	Bank of America Corp.	442,344
72,100	Citigroup, Inc.	3,684,310
3,600	First Horizon National Corp.	35,856
15,500	FNB Corp.	116,250
620,300	Huntington Bancshares, Inc.	5,604,410
348,029	JPMorgan Chase & Co.(a)(b)	32,735,608
828,999	New York Community Bancorp, Inc.(b)	8,455,790
560,400	PacWest Bancorp	11,045,484
1,053,099	People’s United Financial, Inc.(b)	12,184,355
22,000	Synovus Financial Corp.	451,660
5,100	TCF Financial Corp.	150,042
90,300	Truist Financial Corp.	3,390,765
361,600	Umpqua Holdings Corp.	3,847,424
400	Webster Financial Corp.	11,444
818,898	Wells Fargo & Co.	20,963,789

		103,119,531

Capital Goods – 6.6%
105,768	3M Co.	16,498,750
960	AECOM*	36,077
700	Air Lease Corp.	20,503
62,218	Boeing Co. (The)	11,404,559
91,787	Caterpillar, Inc.	11,611,056
665	Crane Co.	39,541
40,462	Cummins, Inc.	7,010,446
1,841	Donaldson Co., Inc.	85,643
147,062	Eaton Corp. plc	12,864,984
121,861	Emerson Electric Co.	7,559,038
220,298	Fastenal Co.	9,437,566
103,224	Honeywell International, Inc.	14,925,158
2,922	Hubbell, Inc.	366,302
72,050	Illinois Tool Works, Inc.	12,597,943
226,938	Johnson Controls International plc	7,747,663
37,701	L3Harris Technologies, Inc.	6,396,729
600	Lincoln Electric Holdings, Inc.	50,544
62,834	Lockheed Martin Corp.	22,929,383
38,300	MSC Industrial Direct Co., Inc. Class A	2,788,623
2,143	nVent Electric plc	40,138
18,234	Owens Corning	1,016,728
158,730	Raytheon Technologies Corp.	9,780,943
3,252	Timken Co. (The)	147,934
24,056	Trinity Industries, Inc.	512,152
53,199	Watsco, Inc.	9,453,462
854	Woodward, Inc.	66,228

		165,388,093

Commercial & Professional Services – 0.2%
1,516	CoStar Group, Inc.*	1,077,376

Common Stocks – (continued)
Commercial & Professional Services – (continued)
329,699	KAR Auction Services, Inc.	4,536,658
1,784	TransUnion	155,279

		5,769,313

Consumer Durables & Apparel – 0.9%
2,436	Capri Holdings Ltd.*	38,081
141,627	Leggett & Platt, Inc.	4,978,189
727	Lennar Corp. Class B	33,508
8,437	Lululemon Athletica, Inc.*	2,632,428
118,400	NIKE, Inc. Class B	11,609,120
500	Polaris, Inc.	46,275
9,869	Tempur Sealy International, Inc.*	710,075
62,120	Toll Brothers, Inc.	2,024,491

		22,072,167

Consumer Services – 1.3%
11,871	Aramark	267,929
8,027	Choice Hotels International, Inc.	633,330
78,702	Extended Stay America, Inc.	880,675
194,719	H&R Block, Inc.	2,780,587
7,417	Hilton Grand Vacations, Inc.*	145,002
11,719	Hyatt Hotels Corp. Class A	589,349
262,447	International Game Technology plc	2,335,778
88,565	Las Vegas Sands Corp.	4,033,250
72,637	McDonald’s Corp.	13,399,348
15,465	Planet Fitness, Inc. Class A*	936,715
4,920	Service Corp. International	191,339
81,600	Six Flags Entertainment Corp.	1,567,536
18,477	Wendy’s Co. (The)	402,429
134,000	Wyndham Destinations, Inc.	3,776,120
14,043	Wyndham Hotels & Resorts, Inc.	598,513

		32,537,900

Diversified Financials – 3.9%
9,698	Ally Financial, Inc.	192,311
89,260	American Express Co.	8,497,552
164,626	Berkshire Hathaway, Inc. Class B*	29,387,387
17,200	BlackRock, Inc.	9,358,348
1,400	Eaton Vance Corp.	54,040
7,600	Equitable Holdings, Inc.	146,604
1,191,404	Invesco Ltd.	12,819,507
479,900	Janus Henderson Group plc	10,154,684
1,100	Jefferies Financial Group, Inc.	17,105
3,373	KKR & Co., Inc.	104,158
56,200	Legg Mason, Inc.	2,795,950
370,202	Navient Corp.	2,602,520
6,183	OneMain Holdings, Inc.	151,731
21,607	S&P Global, Inc.	7,119,074
70,501	Santander Consumer USA Holdings, Inc.(c)	1,297,924
86,800	T. Rowe Price Group, Inc.	10,719,800
1,618	TD Ameritrade Holding Corp.	58,863
75,000	Virtu Financial, Inc. Class A	1,770,000

		97,247,558

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Energy – 2.1%
237,098	Chevron Corp.	$21,156,254
412,319	Exxon Mobil Corp.(b)	18,438,906
445,300	Kinder Morgan, Inc.	6,755,201
202,200	ONEOK, Inc.	6,717,084

		53,067,445

Food & Staples Retailing – 1.4%
35,754	Costco Wholesale Corp.	10,840,970
88,300	Sysco Corp.	4,826,478
102,500	Walgreens Boots Alliance, Inc.	4,344,975
133,141	Walmart, Inc.	15,947,629

		35,960,052

Food, Beverage & Tobacco – 3.7%
322,159	Altria Group, Inc.	12,644,741
59,900	Bunge Ltd.	2,463,687
551,700	Coca-Cola Co. (The)(a)	24,649,956
45,800	Flowers Foods, Inc.	1,024,088
185,934	General Mills, Inc.	11,462,831
15,800	Keurig Dr Pepper, Inc.	448,720
355,200	Kraft Heinz Co. (The)	11,327,328
154,382	PepsiCo, Inc.	20,418,563
110,854	Philip Morris International, Inc.	7,766,431

		92,206,345

Health Care Equipment & Services – 5.7%
237,242	Abbott Laboratories	21,691,036
48,179	Anthem, Inc.	12,670,113
29,268	Becton Dickinson and Co.	7,002,954
26,368	Change Healthcare, Inc.*	295,322
209,678	CVS Health Corp.	13,622,780
10,401	DexCom, Inc.*	4,216,565
85,884	Edwards Lifesciences Corp.*	5,935,443
33,298	Encompass Health Corp.	2,062,145
7,143	Envista Holdings Corp.*	150,646
3,300	Guardant Health, Inc.*	267,729
8,883	Hill-Rom Holdings, Inc.	975,176
11,900	Insulet Corp.*	2,311,694
218,753	Medtronic plc	20,059,650
5,115	Molina Healthcare, Inc.*	910,368
4,141	Penumbra, Inc.*	740,494
68,640	Stryker Corp.	12,368,242
123,177	UnitedHealth Group, Inc.(a)	36,331,056
1,563	Veeva Systems, Inc. Class A*	366,398

		141,977,811

Household & Personal Products – 1.9%
86,698	Kimberly-Clark Corp.	12,254,762
7,900	Nu Skin Enterprises, Inc. Class A	302,017
282,498	Procter & Gamble Co. (The)(a)	33,778,286

		46,335,065

Insurance – 1.8%
143,800	Fidelity National Financial, Inc.	4,408,908
47,300	First American Financial Corp.	2,271,346
51,900	Marsh & McLennan Cos., Inc.	5,572,503

Common Stocks – (continued)
Insurance – (continued)
200,699	Mercury General Corp.	8,178,484
175,001	MetLife, Inc.	6,391,037
384,106	Old Republic International Corp.	6,264,769
142,799	Principal Financial Group, Inc.	5,931,870
83,600	Prudential Financial, Inc.	5,091,240

		44,110,157

Materials – 2.9%
49,426	Air Products and Chemicals, Inc.	11,934,402
600	Ardagh Group SA	7,746
56,601	Domtar Corp.	1,194,847
371,449	Dow, Inc.	15,140,261
7,604	Graphic Packaging Holding Co.	106,380
209,699	International Paper Co.	7,383,502
59,019	Linde plc	12,518,520
128,499	LyondellBasell Industries NV Class A	8,444,954
76,280	Newmont Corp.	4,709,527
3,799	Reliance Steel & Aluminum Co.	360,639
1,600	Royal Gold, Inc.	198,912
823	RPM International, Inc.	61,775
300	Sonoco Products Co.	15,687
134,200	Southern Copper Corp.	5,337,134
13,603	Steel Dynamics, Inc.	354,902
131,100	WestRock Co.	3,704,886

		71,474,074

Media & Entertainment – 8.7%
88,952	Activision Blizzard, Inc.	6,751,457
35,235	Alphabet, Inc. Class A*	49,964,992
22,899	Alphabet, Inc. Class C*(a)	32,370,255
63,797	Cinemark Holdings, Inc.	736,855
542,319	Comcast Corp. Class A	21,139,595
226,494	Facebook, Inc. Class A*	51,429,993
376,701	Interpublic Group of Cos., Inc. (The)	6,464,189
6,761	Liberty Broadband Corp. Class A*	826,127
2,400	Liberty Broadband Corp. Class C*	297,504
20,901	Match Group, Inc.*(c)	2,237,377
50,323	Netflix, Inc.*	22,898,978
11,493	Nexstar Media Group, Inc. Class A	961,849
3,428	Roku, Inc.*	399,465
88,842	Sirius XM Holdings, Inc.	521,502
52,600	Snap, Inc. Class A*	1,235,574
700	ViacomCBS, Inc. Class A	17,920
149,650	Walt Disney Co. (The)	16,687,471
2,346	World Wrestling Entertainment, Inc. Class A	101,934
1,475	Zillow Group, Inc. Class A*	84,783
16,702	Zillow Group, Inc. Class C*	962,202

		216,090,022

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
286,686	AbbVie, Inc.(a)(b)	28,146,831
5,800	Adaptive Biotechnologies Corp.*	280,604
3,922	Agios Pharmaceuticals, Inc.*	209,749
7,745	Alnylam Pharmaceuticals, Inc.*	1,147,112
82,202	Amgen, Inc.	19,388,164

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
234	BioMarin Pharmaceutical, Inc.*	$28,862
1,461	Bio-Rad Laboratories, Inc. Class A*	659,627
432	Bio-Techne Corp.	114,078
888	Bluebird Bio, Inc.*	54,203
371,401	Bristol-Myers Squibb Co.(a)	21,838,379
7,653	Bruker Corp.	311,324
6,275	Charles River Laboratories International, Inc.*	1,094,046
105,378	Eli Lilly and Co.	17,300,960
7,608	Exact Sciences Corp.*	661,440
201,994	Gilead Sciences, Inc.	15,541,418
269,434	Johnson & Johnson	37,890,503
279,453	Merck & Co., Inc.	21,610,100
3,585	Moderna, Inc.*	230,193
901,999	Pfizer, Inc.	29,495,367
15,731	QIAGEN NV*	673,444
1,420	Sage Therapeutics, Inc.*	59,044
1,790	Sarepta Therapeutics, Inc.*	287,009
2,687	Seattle Genetics, Inc.*	456,575
54,196	Thermo Fisher Scientific, Inc.	19,637,379

		217,116,411

Real Estate Investment Trusts – 2.9%
1,028	American Campus Communities, Inc.	35,939
37,591	American Homes 4 Rent Class A	1,011,198
51,401	American Tower Corp.	13,289,215
1,797	Brandywine Realty Trust	19,569
3,320	Brixmor Property Group, Inc.	42,562
16,087	Camden Property Trust	1,467,456
2,310	Columbia Property Trust, Inc.	30,353
4,376	Corporate Office Properties Trust	110,888
4,458	Cousins Properties, Inc.	132,982
57,400	Crown Castle International Corp.	9,605,890
7,278	Douglas Emmett, Inc.	223,143
1,403	EPR Properties	46,481
7,600	Equinix, Inc.	5,337,480
55,100	Equity LifeStyle Properties, Inc.	3,442,648
4,970	Gaming and Leisure Properties, Inc.	171,962
7,526	Healthcare Trust of America, Inc. Class A	199,589
5,802	Highwoods Properties, Inc.	216,589
864	Howard Hughes Corp. (The)*	44,885
12,497	Hudson Pacific Properties, Inc.	314,424
94,600	Invitation Homes, Inc.	2,604,338
4,161	Kilroy Realty Corp.	244,251
356	Lamar Advertising Co. Class A	23,767
3,714	Macerich Co. (The)	33,315
37,320	Medical Properties Trust, Inc.	701,616
5,568	National Retail Properties, Inc.	197,468
2,135	Outfront Media, Inc.	30,253
8,383	Park Hotels & Resorts, Inc.	82,908
150,727	Prologis, Inc.	14,067,351
42,500	SBA Communications Corp.	12,661,600
1,781	Spirit Realty Capital, Inc.	62,086
3,591	STORE Capital Corp.	85,502
29,093	Sun Communities, Inc.	3,947,338

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
57,863	VEREIT, Inc.	372,059
1,280	WP Carey, Inc.	86,592

		70,943,697

Retailing – 7.9%
42,086	Amazon.com, Inc.*(a)(b)	116,107,699
5,307	Burlington Stores, Inc.*	1,045,107
6,675	Carvana Co.*(c)	802,335
24,300	Etsy, Inc.*	2,581,389
5,281	Five Below, Inc.*	564,592
40,500	Foot Locker, Inc.	1,180,980
6,781	Grubhub, Inc.*	476,704
172,176	Home Depot, Inc. (The)	43,131,810
164,700	Kohl’s Corp.	3,420,819
114,399	Lowe’s Cos., Inc.	15,457,593
2,418	MercadoLibre, Inc.*	2,383,592
10,000	Penske Automotive Group, Inc.	387,100
467	Pool Corp.	126,963
44,615	Target Corp.	5,350,677
3,962	Wayfair, Inc. Class A*	782,931
33,000	Williams-Sonoma, Inc.	2,706,330

		196,506,621

Semiconductors & Semiconductor Equipment – 5.5%
127,317	Advanced Micro Devices, Inc.*	6,698,147
81,790	Broadcom, Inc.	25,813,742
494	Cree, Inc.*	29,240
408,309	Intel Corp.	24,429,128
24,653	Lam Research Corp.	7,974,259
66,000	Marvell Technology Group Ltd.	2,313,960
183,501	Maxim Integrated Products, Inc.	11,121,996
64,400	NVIDIA Corp.	24,466,204
151,097	QUALCOMM, Inc.	13,781,557
2,144	Teradyne, Inc.	181,189
163,150	Texas Instruments, Inc.(a)	20,715,156

		137,524,578

Software & Services – 14.9%
69,100	Accenture plc Class A	14,837,152
37,491	Adobe, Inc.*	16,320,207
11,000	Alteryx, Inc. Class A*	1,807,080
12,000	Atlassian Corp. plc Class A*	2,163,240
89,008	Automatic Data Processing, Inc.	13,252,401
12,836	Booz Allen Hamilton Holding Corp.	998,513
10,500	Coupa Software, Inc.*	2,908,920
6,068	DocuSign, Inc.*	1,044,970
110,072	Fidelity National Information Services, Inc.	14,759,555
4,800	FireEye, Inc.*	58,440
9,600	HubSpot, Inc.*	2,153,760
176,501	International Business Machines Corp.	21,316,026
25,300	Intuit, Inc.	7,493,607
84,200	Mastercard, Inc. Class A	24,897,940
725,633	Microsoft Corp.(a)(b)	147,673,572
3,622	MongoDB, Inc.*	819,804
2,527	Okta, Inc.*	505,981

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares		Description	Value

Common Stocks – (continued)
Software & Services – (continued)
	189,000	Paychex, Inc.	$14,316,750
	3,000	Paylocity Holding Corp.*	437,670
	1,400	RingCentral, Inc. Class A*	399,014
	89,849	salesforce.com, Inc.*	16,831,413
	27,362	ServiceNow, Inc.*	11,083,252
	19,100	Splunk, Inc.*	3,795,170
	12,510	Square, Inc. Class A*	1,312,799
	13,087	Switch, Inc. Class A	233,210
	4,600	Trade Desk, Inc. (The) Class A*	1,869,900
	13,600	Twilio, Inc. Class A*	2,984,112
	176,255	Visa, Inc. Class A	34,047,178
	312,199	Western Union Co. (The)	6,749,742
	6,400	Workday, Inc. Class A*	1,199,104
	12,700	Zendesk, Inc.*	1,124,331
	2,900	Zscaler, Inc.*	317,550

			369,712,363

Technology Hardware & Equipment – 8.1%
	413,189	Apple, Inc.(a)	150,731,347
	500	Avnet, Inc.	13,942
	3,582	Ciena Corp.*	194,001
	579,848	Cisco Systems, Inc.(a)	27,044,111
	244,181	Corning, Inc.	6,324,288
	3,014	Dolby Laboratories, Inc. Class A	198,532
	30,759	Flex Ltd.*	315,280
	1,400	Jabil, Inc.	44,912
	28,930	National Instruments Corp.	1,119,880
	107,900	NetApp, Inc.	4,787,523
	118,899	Seagate Technology plc	5,755,901
	99,300	Western Digital Corp.	4,384,095

			200,913,812

Telecommunication Services – 2.4%
	1,168,228	AT&T, Inc.(a)	35,315,533
	421,602	Verizon Communications, Inc.(b)	23,242,918

			58,558,451

Transportation – 2.1%
	51,084	JetBlue Airways Corp.*	556,816
	12,400	Knight-Swift Transportation Holdings, Inc.	517,204
	29,724	Lyft, Inc. Class A*	981,189
	42,346	Norfolk Southern Corp.	7,434,687
	17,982	Uber Technologies, Inc.*	558,881
	129,662	Union Pacific Corp.	21,921,954
	176,398	United Parcel Service, Inc. Class B	19,611,930

			51,582,661

Utilities – 3.2%
	294,897	Dominion Energy, Inc.	23,939,738
	263,300	Duke Energy Corp.	21,035,037
	20,568	NextEra Energy, Inc.	4,939,817
	572,601	PPL Corp.	14,796,010
	267,801	Southern Co. (The)	13,885,482

			78,596,084

	TOTAL COMMON STOCKS
	(Cost $2,159,018,289)		$2,514,571,008

Shares		Dividend Rate	Value

Investment Company(d) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,050,476		0.155%	$11,050,476
(Cost $11,050,476)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,170,068,765)			$2,525,621,484

Securities Lending Reinvestment Vehicle(d) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,093,895		0.155%	$4,093,895
(Cost $4,093,895)

TOTAL INVESTMENTS – 101.7%
(Cost $2,174,162,660)			$2,529,715,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(43,040,473)

NET ASSETS – 100.0%			$2,486,674,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	—United States Dollar

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
S&P 500 E-Mini Index	(98)	09/18/2020	$(15,141,980)	$(325,296)

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc	2,975 USD	07/31/2020	614	$(190,357,806)	$(10,444,140)	$(7,874,372)	$(2,569,768)
		3,080 USD	07/31/2020	72	(22,322,088)	(690,840)	(690,796)	(44)
		3,080 USD	08/31/2020	729	(226,011,141)	(9,604,575)	(8,869,655)	(734,920)
		3,135 USD	09/30/2020	690	(213,920,010)	(8,756,100)	(8,897,620)	141,520

Total written options contracts				2,105		$(29,495,655)	$(26,332,443)	$(3,163,212)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 7.9%
80,836	AGL Energy Ltd. (Utilities)	$956,303
1,205,749	Alumina Ltd. (Materials)	1,374,301
64,974	APA Group (Utilities)	502,400
221,118	Aurizon Holdings Ltd. (Transportation)	752,437
31,766	Australia & New Zealand Banking Group Ltd. (Banks)	412,169
114,612	Bendigo & Adelaide Bank Ltd. (Banks)	559,727
153,774	Boral Ltd. (Materials)	408,824
56,834	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	342,338
1,349	Commonwealth Bank of Australia (Banks)	65,149
2,304	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	458,240
137,234	Fortescue Metals Group Ltd. (Materials)	1,334,144
81,175	Glencore plc (Materials)*(a)	172,921
258,954	National Australia Bank Ltd. (Banks)	3,281,560
14,906	Rio Tinto Ltd. (Materials)	1,020,668
11,619	Rio Tinto plc (Materials)	653,877
45,276	Rio Tinto plc ADR (Materials)(b)	2,543,606
13,841	Sonic Healthcare Ltd. (Health Care Equipment & Services)	292,278
8,233	Wesfarmers Ltd. (Retailing)	255,982
8,647	Westpac Banking Corp. (Banks)	108,376

		15,495,300

Austria – 0.0%
2,796	voestalpine AG (Materials)(a)	60,381

Belgium – 1.0%
13,897	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	685,073
5,288	KBC Group NV (Banks)(a)	303,802
48,012	Proximus SADP (Telecommunication Services)	978,345

		1,967,220

Colombia – 0.1%
5,999	Millicom International Cellular SA SDR (Telecommunication Services)	157,926

Denmark – 1.7%
6,159	Coloplast A/S Class B (Health Care Equipment & Services)	959,708
27,650	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,801,335
20,100	Tryg A/S (Insurance)	583,992

		3,345,035

Finland – 2.4%
8,544	Kone OYJ Class B (Capital Goods)	589,275
50,367	Metso OYJ (Capital Goods)(a)	1,655,239
7,263	Neste OYJ (Energy)	285,262

Common Stocks – (continued)
Finland – (continued)
20,950	Nokian Renkaat OYJ (Automobiles & Components)	460,511
49,542	Sampo OYJ Class A (Insurance)(a)	1,707,635

		4,697,922

France – 10.7%
7,477	Air Liquide SA (Materials)	1,081,076
10,016	Airbus SE (Capital Goods)*	717,685
1,996	Amundi SA (Diversified Financials)*(c)	156,912
35,956	AXA SA (Insurance)	756,620
20,727	BNP Paribas SA (Banks)*	828,127
5,936	Capgemini SE (Software & Services)(a)	685,023
6,632	Cie de Saint-Gobain (Capital Goods)*	239,289
4,050	CNP Assurances (Insurance)*	46,974
52,323	Credit Agricole SA (Banks)*	496,843
10,779	Danone SA (Food, Beverage & Tobacco)	748,205
1,122	Dassault Systemes SE (Software & Services)	194,771
16,716	Edenred (Software & Services)	733,133
121,647	Eutelsat Communications SA (Media & Entertainment)	1,125,275
1,959	Kering SA (Consumer Durables & Apparel)(a)	1,071,023
2,385	L’Oreal SA (Household & Personal Products)(a)	769,751
5,717	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	2,524,028
37,912	Peugeot SA (Automobiles & Components)*	621,724
5,414	Publicis Groupe SA (Media & Entertainment)	175,874
5,982	Safran SA (Capital Goods)*	601,737
32,860	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,351,217
13,566	Schneider Electric SE (Capital Goods)(a)	1,509,038
23,754	Societe Generale SA (Banks)*(a)	397,160
12,099	Suez SA (Utilities)	142,207
41,224	TOTAL SA (Energy)(a)	1,589,533
2,233	Valeo SA (Automobiles & Components)	58,896
2,008	Vinci SA (Capital Goods)	186,121
2,168	Worldline SA (Software & Services)*(c)	189,027

		20,997,269

Germany – 9.2%
1,376	Allianz SE (Registered) (Insurance)	281,175
52,629	Aroundtown SA (Real Estate)*	301,659
36,480	BASF SE (Materials)(a)	2,049,058
17,262	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,279,521
13,633	Bayerische Motoren Werke AG (Automobiles & Components)(a)	870,340
19,537	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	949,051

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,439	Carl Zeiss Meditec AG (Health Care Equipment & Services)	$140,119
10,619	Covestro AG (Materials)(c)	404,459
1,251	Delivery Hero SE (Retailing)*(c)	128,562
43,730	Deutsche Post AG (Registered) (Transportation)(a)	1,605,761
29,082	Deutsche Telekom AG (Registered) (Telecommunication Services)	487,974
51,998	E.ON SE (Utilities)	586,937
15,809	Evonik Industries AG (Materials)(a)	402,656
9,798	GEA Group AG (Capital Goods)	310,972
11,842	HOCHTIEF AG (Capital Goods)	1,053,694
5,323	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	124,730
31,662	METRO AG (Food & Staples Retailing)	300,478
762	MTU Aero Engines AG (Capital Goods)	132,324
2,629	Porsche Automobil Holding SE (Preference) (Automobiles & Components)*(d)	152,268
2,764	Puma SE (Consumer Durables & Apparel)*	214,307
19,360	SAP SE (Software & Services)(a)	2,706,325
689	Sartorius AG (Preference) (Health Care Equipment & Services)(d)	227,403
11,222	Siemens AG (Registered) (Capital Goods)	1,323,491
3,648	Siemens Healthineers AG (Health Care Equipment & Services)(c)	175,353
3,186	Volkswagen AG (Preference) (Automobiles & Components)(d)	484,272
19,924	Vonovia SE (Real Estate)(a)	1,217,816

		17,910,705

Hong Kong – 3.0%
117,600	AIA Group Ltd. (Insurance)	1,100,454
17,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	189,167
101,000	Hang Lung Properties Ltd. (Real Estate)	240,105
13,310	Henderson Land Development Co. Ltd. (Real Estate)	50,760
118,094	Hong Kong & China Gas Co. Ltd. (Utilities)	183,538
35,996	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,533,132
4,600	Jardine Matheson Holdings Ltd. (Capital Goods)	192,330
2,200	Jardine Strategic Holdings Ltd. (Capital Goods)	47,457
208,900	Link REIT (REIT)	1,715,104
48,274	MTR Corp. Ltd. (Transportation)	251,061
22,902	Sino Land Co. Ltd. (Real Estate)	28,976
500	Sun Hung Kai Properties Ltd. (Real Estate)	6,388
400	Swire Properties Ltd. (Real Estate)	1,021

Common Stocks – (continued)
Hong Kong – (continued)
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	237,469

		5,776,962

Ireland – 0.4%
24,567	CRH plc (Materials)(a)	845,603

Israel – 0.2%
13,690	ICL Group Ltd. (Materials)	40,778
1,180	Wix.com Ltd. (Software & Services)*	302,340

		343,118

Italy – 1.2%
11,499	Assicurazioni Generali SpA (Insurance)	174,673
4,925	Eni SpA (Energy)(a)	47,211
842,960	Intesa Sanpaolo SpA (Banks)*(a)	1,619,909
110,623	Snam SpA (Utilities)	539,304

		2,381,097

Japan – 25.2%
2,400	ABC-Mart, Inc. (Retailing)	140,792
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	136,969
17,600	AEON Financial Service Co. Ltd. (Diversified Financials)	193,034
13,000	AGC, Inc. (Capital Goods)	372,704
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	220,094
26,000	Aozora Bank Ltd. (Banks)	453,366
41,000	Asahi Kasei Corp. (Materials)	335,617
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	118,567
2,300	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	121,068
47,500	Bridgestone Corp. (Automobiles & Components)	1,533,084
3,500	Canon, Inc. (Technology Hardware & Equipment)	69,818
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	137,820
20,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,092,216
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	414,627
13,900	Daicel Corp. (Materials)	107,730
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	116,109
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,006,037
2,800	Daikin Industries Ltd. (Capital Goods)	453,040
8,600	Daito Trust Construction Co. Ltd. (Real Estate)	792,588
13,700	Daiwa House Industry Co. Ltd. (Real Estate)	323,524
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	557,460

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,900	Denso Corp. (Automobiles & Components)	$113,729
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	365,833
11,500	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	913,663
3,900	FANUC Corp. (Capital Goods)	699,153
200	Fast Retailing Co. Ltd. (Retailing)	114,954
2,600	Fuji Electric Co. Ltd. (Capital Goods)	71,562
1,300	Hikari Tsushin, Inc. (Retailing)	297,243
30,400	Hino Motors Ltd. (Capital Goods)	206,252
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	210,393
1,400	Hitachi Ltd. (Technology Hardware & Equipment)	44,499
6,700	Hitachi Metals Ltd. (Materials)	80,305
17,000	Honda Motor Co. Ltd. (Automobiles & Components)	435,092
3,500	Hoya Corp. (Health Care Equipment & Services)	335,157
3,700	Hulic Co. Ltd. (Real Estate)	34,932
3,200	Idemitsu Kosan Co. Ltd. (Energy)	68,295
5,500	IHI Corp. (Capital Goods)	79,798
3,100	Isuzu Motors Ltd. (Automobiles & Components)	28,171
55,800	ITOCHU Corp. (Capital Goods)	1,207,391
33,400	Japan Exchange Group, Inc. (Diversified Financials)	773,542
62,900	Japan Post Holdings Co. Ltd. (Insurance)	448,897
11,200	Japan Post Insurance Co. Ltd. (Insurance)	147,575
31,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	577,613
6,400	JSR Corp. (Materials)	124,159
8,500	JTEKT Corp. (Automobiles & Components)	66,370
9,300	Kakaku.com, Inc. (Media & Entertainment)	236,910
7,100	Kao Corp. (Household & Personal Products)	563,441
7,700	Kawasaki Heavy Industries Ltd. (Capital Goods)	111,216
22,000	KDDI Corp. (Telecommunication Services)	656,417
300	Keyence Corp. (Technology Hardware & Equipment)	125,718
6,400	Kikkoman Corp. (Food, Beverage & Tobacco)	309,105
5,200	Kintetsu Group Holdings Co. Ltd. (Transportation)	233,321
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	803,139
41,200	Komatsu Ltd. (Capital Goods)	843,798
6,400	Konica Minolta, Inc. (Technology Hardware & Equipment)	22,257
3,100	Kose Corp. (Household & Personal Products)	375,246

Common Stocks – (continued)
Japan – (continued)
7,300	Kyushu Railway Co. (Transportation)	189,681
7,700	Lawson, Inc. (Food & Staples Retailing)	387,314
9,700	M3, Inc. (Health Care Equipment & Services)	412,067
2,100	Makita Corp. (Capital Goods)	76,365
21,700	Marubeni Corp. (Capital Goods)	98,570
11,600	Marui Group Co. Ltd. (Retailing)	209,836
144,800	Mitsubishi Chemical Holdings Corp. (Materials)	844,425
20,200	Mitsubishi Corp. (Capital Goods)	426,861
23,400	Mitsubishi Electric Corp. (Capital Goods)	305,634
4,500	Mitsubishi Heavy Industries Ltd. (Capital Goods)	106,245
100	Mitsubishi Materials Corp. (Materials)	2,112
153,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	605,677
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	377,280
12,600	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	742,751
8,200	Nabtesco Corp. (Capital Goods)	253,767
3,900	NEC Corp. (Software & Services)	187,378
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	146,604
400	Nidec Corp. (Capital Goods)	26,948
5,600	Nikon Corp. (Consumer Durables & Apparel)	47,031
1,900	Nintendo Co. Ltd. (Media & Entertainment)	849,431
6,600	Nippon Express Co. Ltd. (Transportation)	342,233
200	Nippon Paint Holdings Co. Ltd. (Materials)	14,587
79	Nippon Prologis REIT, Inc. (REIT)	237,023
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	173,207
7,100	Nitto Denko Corp. (Materials)	402,500
3,700	Nomura Real Estate Holdings, Inc. (Real Estate)	68,884
24,900	Nomura Research Institute Ltd. (Software & Services)	680,087
50,900	NSK Ltd. (Capital Goods)	379,848
6,400	NTT DOCOMO, Inc. (Telecommunication Services)	169,907
4,200	Obic Co. Ltd. (Software & Services)	740,204
300	Odakyu Electric Railway Co. Ltd. (Transportation)	7,367
7,400	Olympus Corp. (Health Care Equipment & Services)	142,468
2,300	Omron Corp. (Technology Hardware & Equipment)	154,050
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	99,234
5,400	Otsuka Corp. (Software & Services)	285,205

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$104,597
55,400	Panasonic Corp. (Consumer Durables & Apparel)	485,805
22,500	Park24 Co. Ltd. (Commercial & Professional Services)	385,764
4,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	69,834
22,300	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	766,901
49,100	Resona Holdings, Inc. (Banks)	168,015
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	14,224
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	195,892
57,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,088,253
67,800	Seven Bank Ltd. (Banks)	185,828
6,900	Shimadzu Corp. (Technology Hardware & Equipment)	184,211
5,200	Shin-Etsu Chemical Co. Ltd. (Materials)	610,280
5,700	Shiseido Co. Ltd. (Household & Personal Products)	363,208
166,500	Softbank Corp. (Telecommunication Services)	2,122,248
19,500	SoftBank Group Corp. (Telecommunication Services)	983,340
3,800	Sompo Holdings, Inc. (Insurance)	130,816
7,500	Sony Corp. (Consumer Durables & Apparel)	517,726
42,200	Subaru Corp. (Automobiles & Components)	883,654
59,000	Sumitomo Chemical Co. Ltd. (Materials)	177,519
112,000	Sumitomo Corp. (Capital Goods)	1,288,161
4,200	Sumitomo Metal Mining Co. Ltd. (Materials)	118,313
8,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	251,174
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8,454
6,200	Sysmex Corp. (Health Care Equipment & Services)	475,922
8,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	308,981
1,000	TDK Corp. (Technology Hardware & Equipment)	99,551
42,600	Tohoku Electric Power Co., Inc. (Utilities)	404,682
10,900	Tokio Marine Holdings, Inc. (Insurance)	477,126
4,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,184,370
300	Tokyo Gas Co. Ltd. (Utilities)	7,183
41,800	Tokyu Fudosan Holdings Corp. (Real Estate)	196,647

Common Stocks – (continued)
Japan – (continued)
4,600	TOTO Ltd. (Capital Goods)	176,863
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	79,396
43,820	Toyota Motor Corp. (Automobiles & Components)	2,755,581
2,800	Trend Micro, Inc. (Software & Services)	156,477
57,500	USS Co. Ltd. (Retailing)	921,746
3,000	Yamaha Corp. (Consumer Durables & Apparel)	141,495
200	Yamato Holdings Co. Ltd. (Transportation)	4,342
1,900	Yaskawa Electric Corp. (Capital Goods)	66,050
3,900	ZOZO, Inc. (Retailing)	86,940

		49,261,760

Luxembourg – 0.0%
11,833	SES SA FDR (Media & Entertainment)	80,854

Macau – 0.5%
53,000	Galaxy Entertainment Group Ltd. (Consumer Services)	363,567
94,000	Sands China Ltd. (Consumer Services)	370,288
108,800	Wynn Macau Ltd. (Consumer Services)	188,707

		922,562

Netherlands – 2.8%
6,457	ASML Holding NV (Semiconductors & Semiconductor Equipment)(a)	2,361,780
1,973	Just Eat Takeaway.com NV (Retailing)*(c)	206,228
1,888	Koninklijke DSM NV (Materials)	262,088
17,703	Koninklijke KPN NV (Telecommunication Services)	47,089
8,563	NN Group NV (Insurance)	287,783
3,405	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	388,306
1,417	Randstad NV (Commercial & Professional Services)*	63,361
37,505	Royal Dutch Shell plc Class A (Energy)(a)	600,955
86,152	Royal Dutch Shell plc Class B (Energy)(a)	1,306,090

		5,523,680

New Zealand – 0.6%
17,239	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	397,132
256,996	Spark New Zealand Ltd. (Telecommunication Services)	760,365

		1,157,497

Norway – 0.7%
58	Gjensidige Forsikring ASA (Insurance)*	1,072
69,697	Mowi ASA (Food, Beverage & Tobacco)	1,328,541

		1,329,613

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.3%
80,161	EDP—Energias de Portugal SA (Utilities)	$382,630
14,664	Galp Energia SGPS SA (Energy)	170,102
3,449	Jeronimo Martins SGPS SA (Food & Staples Retailing)*	60,357

		613,089

Russia – 0.2%
137,327	Evraz plc (Materials)	486,561

Singapore – 1.1%
2,800	City Developments Ltd. (Real Estate)	17,111
48,200	ComfortDelGro Corp. Ltd. (Transportation)	50,654
45,500	DBS Group Holdings Ltd. (Banks)	684,631
59,400	Keppel Corp. Ltd. (Capital Goods)	255,831
107,800	SATS Ltd. (Transportation)	223,451
27,900	Singapore Exchange Ltd. (Diversified Financials)	167,893
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	504,081
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	216,314

		2,119,966

South Africa – 0.0%
2	Anglo American plc (Materials)	46

Spain – 3.2%
43,350	ACS Actividades de Construccion y Servicios SA (Capital Goods)	1,114,049
169	Amadeus IT Group SA (Software & Services)	8,873
47,556	Enagas SA (Utilities)	1,163,389
101,367	Endesa SA (Utilities)(a)	2,514,535
30,922	Ferrovial SA (Capital Goods)	826,545
8,298	Naturgy Energy Group SA (Utilities)	154,915
99,560	Telefonica SA (Telecommunication Services)	476,173

		6,258,479

Sweden – 1.8%
3,118	Atlas Copco AB Class A (Capital Goods)	132,782
11,277	Atlas Copco AB Class B (Capital Goods)	419,031
37,542	Electrolux ABSeries B (Consumer Durables & Apparel)	631,640
157,682	Skandinaviska Enskilda Banken AB Class A (Banks)*	1,368,766
247,525	Telia Co. AB (Telecommunication Services)	926,063

		3,478,282

Switzerland – 11.9%
17,232	ABB Ltd. (Registered) (Capital Goods)	390,872

Common Stocks – (continued)
Switzerland – (continued)
11,392	Adecco Group AG (Registered) (Commercial & Professional Services)	536,969
40,278	Coca-Cola HBC AG (Food, Beverage & Tobacco)	1,008,283
1,351	EMS-Chemie Holding AG (Registered) (Materials)	1,049,597
313	Geberit AG (Registered) (Capital Goods)	157,043
135	Givaudan SA (Registered) (Materials)	504,626
4,008	LafargeHolcim Ltd. (Registered) (Materials)*	176,577
58,758	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,514,536
38,853	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,384,915
179	Partners Group Holding AG (Diversified Financials)	163,014
11,559	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,004,610
349	SGS SA (Registered) (Commercial & Professional Services)	854,926
533	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	106,693
31,901	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	869,567
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	89,042
737	Temenos AG (Registered) (Software & Services)	114,548
42,706	UBS Group AG (Registered) (Diversified Financials)	493,214
7,960	Zurich Insurance Group AG (Insurance)	2,820,471

		23,239,503

United Kingdom – 11.8%
49,084	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	2,596,053
469,545	Aviva plc (Insurance)	1,591,465
246,432	BAE Systems plc (Capital Goods)	1,473,531
179,259	Barclays plc (Banks)	252,898
42,627	BP plc ADR (Energy)(a)	994,062
46,824	British American Tobacco plc (Food, Beverage & Tobacco)	1,795,832
924,842	BT Group plc (Telecommunication Services)	1,307,958
1,200	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	45,312
10,439	Compass Group plc (Consumer Services)	143,625
13,945	Diageo plc (Food, Beverage & Tobacco)	463,495
11,960	easyJet plc (Transportation)	100,970
271,347	G4S plc (Commercial & Professional Services)	383,876

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
57,421	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$2,342,203
486,454	HSBC Holdings plc (Banks)(a)	2,260,838
118,873	J Sainsbury plc (Food & Staples Retailing)	307,638
52,117	Persimmon plc (Consumer Durables & Apparel)	1,474,992
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	176,269
3,159	RELX plc (Commercial & Professional Services)	73,117
22,052	Segro plc (REIT)	243,895
9,344	St James’s Place plc (Diversified Financials)	109,871
60,469	Unilever NV (Household & Personal Products)(a)	3,224,073
22,205	Unilever plc ADR (Household & Personal Products)(a)(b)	1,218,610
7,360	Wm Morrison Supermarkets plc (Food & Staples Retailing)	17,338
59,822	WPP plc (Media & Entertainment)	466,391

		23,064,312

TOTAL COMMON STOCKS
(Cost $187,055,956)		$191,514,742

Units	Description	Expiration Month	Value

Right* – 0.0%
Spain – 0.0%
43,350	ACS Actividades de Construccion y Servicios SA (Capital Goods)	07/2020	$67,625
(Cost $68,258)

TOTAL INVESTMENTS – 97.9%
(Cost $187,124,214)			$191,582,367

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			4,116,089

NET ASSETS – 100.0%			$195,698,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	16	09/18/2020	$579,366	$1,076
FTSE 100 Index	3	09/18/2020	228,521	(2,985)
MSCI Singapore Index	1	07/29/2020	21,229	(343)
SPI 200 Index	1	09/17/2020	101,652	(1,166)
TOPIX Index	2	09/10/2020	288,678	(5,868)

Total Futures Contracts				$(9,286)

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,300 EUR	09/18/2020	742	$(23,996,799)	$(997,031)	$(1,228,219)	$231,188
FTSE 100 Index		6,325 GBP	09/18/2020	104	(6,416,530)	(251,933)	(337,885)	85,952
Nikkei 225 Index		22,250 JPY	09/11/2020	61	(1,359,576,540)	(562,121)	(543,299)	(18,822)

Total written options contracts				907		$(1,811,085)	$(2,109,403)	$298,318

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 0.4%
88,367	General Motors Co.	$2,235,685
21,887	Gentex Corp.	564,028
2,628	Tesla, Inc.*	2,837,741

		5,637,454

Banks – 5.1%
42,551	Bancorp, Inc. (The)*	417,000
340,109	Bank of America Corp.	8,077,589
144,004	Cadence Bancorp	1,275,876
425,503	Citigroup, Inc.	21,743,203
107,900	CVB Financial Corp.	2,022,046
97,527	East West Bancorp, Inc.	3,534,379
23,131	Essent Group Ltd.	838,961
40,192	First Bancorp/PR	224,673
245,156	First Hawaiian, Inc.	4,226,489
214,801	First Horizon National Corp.	2,139,418
33,634	Independent Bank Group, Inc.	1,362,850
39,340	International Bancshares Corp.	1,259,667
49,088	JPMorgan Chase & Co.	4,617,217
80,240	MGIC Investment Corp.	657,166
10,646	National Bank Holdings Corp. Class A	287,442
5,054	PNC Financial Services Group, Inc. (The)	531,731
3,262	Preferred Bank	139,777
36,592	Prosperity Bancshares, Inc.	2,172,833
28,824	Radian Group, Inc.	447,060
16,133	Signature Bank	1,724,940
84,960	Sterling Bancorp	995,731
17,309	SVB Financial Group*	3,730,609
21,586	TriState Capital Holdings, Inc.*	339,116
29,675	Truist Financial Corp.	1,114,296
2,740	UMB Financial Corp.	141,247
68,106	US Bancorp	2,507,663
27,264	Walker & Dunlop, Inc.	1,385,284
355,072	Wells Fargo & Co.	9,089,843
78,455	Western Alliance Bancorp	2,971,091

		79,975,197

Capital Goods – 4.7%
5,761	AGCO Corp.	319,505
14,624	Allison Transmission Holdings, Inc.	537,871
27,419	AMETEK, Inc.	2,450,436
32,308	Emerson Electric Co.	2,004,065
13,565	Fortive Corp.	917,808
1,065,560	General Electric Co.	7,277,775
10,402	H&E Equipment Services, Inc.	192,229
41,574	HD Supply Holdings, Inc.*	1,440,539
65,250	Hexcel Corp.	2,950,605
6,443	Honeywell International, Inc.	931,593
97,597	Illinois Tool Works, Inc.	17,064,835
26,377	L3Harris Technologies, Inc.	4,475,386
26,893	Lockheed Martin Corp.	9,813,794
44,272	Masco Corp.	2,222,897
41,718	Navistar International Corp.*	1,176,448
149,820	Raytheon Technologies Corp.	9,231,908

Common Stocks – (continued)
Capital Goods – (continued)
1,370	RBC Bearings, Inc.*	183,635
31,352	Snap-on, Inc.	4,342,565
20,282	Teledyne Technologies, Inc.*	6,306,688

		73,840,582

Commercial & Professional Services – 1.1%
11,341	Cimpress plc*	865,772
29,156	Cintas Corp.	7,765,992
4,648	Clean Harbors, Inc.*	278,787
40,870	CoreLogic, Inc.	2,747,281
7,506	CoStar Group, Inc.*	5,334,289
13,972	KAR Auction Services, Inc.	192,255

		17,184,376

Consumer Durables & Apparel – 0.3%
16,747	DR Horton, Inc.	928,621
17,960	G-III Apparel Group Ltd.*	238,688
130	NVR, Inc.*	423,638
12,109	Whirlpool Corp.	1,568,479
39,938	YETI Holdings, Inc.*	1,706,551

		4,865,977

Consumer Services – 3.7%
18,628	Chipotle Mexican Grill, Inc.*	19,603,362
5,090	Collectors Universe, Inc.	174,485
36,282	Domino’s Pizza, Inc.	13,404,022
33,403	frontdoor, Inc.*	1,480,755
2,845	Graham Holdings Co. Class B	974,896
161,586	International Game Technology plc	1,438,115
7,617	Perdoceo Education Corp.*	121,339
18,510	ServiceMaster Global Holdings, Inc.*	660,622
8,046	Strategic Education, Inc.	1,236,268
102,575	Wingstop, Inc.	14,254,848
11,249	WW International, Inc.*	285,499
49,027	Yum China Holdings, Inc.	2,356,728
25,926	Yum! Brands, Inc.	2,253,229

		58,244,168

Diversified Financials – 4.9%
134,881	Ally Financial, Inc.	2,674,690
38,603	Berkshire Hathaway, Inc. Class B*	6,891,021
1,173	Cboe Global Markets, Inc.	109,417
58,528	Charles Schwab Corp. (The)	1,974,735
82,072	Chimera Investment Corp. (REIT)	788,712
25,114	CME Group, Inc.	4,082,030
96,351	Discover Financial Services	4,826,222
107,778	E*TRADE Financial Corp.	5,359,800
19,961	Interactive Brokers Group, Inc. Class A	833,771
85,920	Invesco Mortgage Capital, Inc. (REIT)	321,341
127,853	Ladder Capital Corp. (REIT)	1,035,609
622	LendingTree, Inc.*	180,088
1,859	LPL Financial Holdings, Inc.	145,746
6,334	MarketAxess Holdings, Inc.	3,172,827
62,760	S&P Global, Inc.	20,678,165
144,676	Starwood Property Trust, Inc. (REIT)	2,164,353

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
257,589	Synchrony Financial	$5,708,172
56,882	TPG RE Finance Trust, Inc. (REIT)	489,185
344,012	Voya Financial, Inc.	16,048,160

		77,484,044

Energy – 1.8%
8,224	Cactus, Inc. Class A	169,661
25,290	ChampionX Corp.*	246,830
38,680	Chevron Corp.	3,451,416
7,426	Core Laboratories NV	150,896
15,140	Devon Energy Corp.	171,688
183,691	EOG Resources, Inc.	9,305,786
118,454	Marathon Oil Corp.	724,939
34,116	Marathon Petroleum Corp.	1,275,256
61,078	Matador Resources Co.*(a)	519,163
10,717	ONEOK, Inc.	356,019
9,714	Phillips 66	698,437
45,832	Pioneer Natural Resources Co.	4,477,786
43,682	Renewable Energy Group, Inc.*	1,082,440
151,035	SM Energy Co.(a)	566,381
103,628	Targa Resources Corp.	2,079,814
81,900	TechnipFMC plc	560,196
156,754	Williams Cos., Inc. (The)	2,981,461

		28,818,169

Food & Staples Retailing – 1.5%
51,109	Casey’s General Stores, Inc.	7,641,818
54,212	Costco Wholesale Corp.	16,437,620

		24,079,438

Food, Beverage & Tobacco – 2.5%
68,000	Altria Group, Inc.	2,669,000
37,987	Bunge Ltd.	1,562,406
25,415	Constellation Brands, Inc. Class A	4,446,354
51,135	Darling Ingredients, Inc.*	1,258,944
11,453	Freshpet, Inc.*	958,158
29,525	J & J Snack Foods Corp.	3,753,513
35,242	Lamb Weston Holdings, Inc.	2,253,021
9,833	Lancaster Colony Corp.	1,524,017
244,287	Monster Beverage Corp.*	16,933,975
32,255	Philip Morris International, Inc.	2,259,785
59,664	TreeHouse Foods, Inc.*	2,613,283

		40,232,456

Health Care Equipment & Services – 7.2%
147,704	Abbott Laboratories	13,504,577
730	Align Technology, Inc.*	200,341
53,424	Anthem, Inc.	14,049,443
102,610	Cardinal Health, Inc.	5,355,216
2,307	Chemed Corp.	1,040,618
21,748	Cigna Corp.	4,081,012
47,479	Cooper Cos., Inc. (The)	13,466,944
5,710	DaVita, Inc.*	451,889
112,161	Edwards Lifesciences Corp.*	7,751,447
34,579	Humana, Inc.	13,408,007
19,999	IDEXX Laboratories, Inc.*	6,602,870

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
9,639	Integra LifeSciences Holdings Corp.*	452,937
6,269	Molina Healthcare, Inc.*	1,115,757
20,391	Quidel Corp.*	4,562,282
7,802	Schrodinger, Inc.*(a)	714,429
1,283	STERIS plc	196,864
9,035	Teladoc Health, Inc.*	1,724,239
943	Teleflex, Inc.	343,233
47,957	UnitedHealth Group, Inc.	14,144,917
7,456	Universal Health Services, Inc. Class B	692,588
46,257	West Pharmaceutical Services, Inc.	10,508,203

		114,367,813

Household & Personal Products – 1.3%
19,984	Church & Dwight Co., Inc.	1,544,763
118,309	Herbalife Nutrition Ltd.*	5,321,539
111,013	Procter & Gamble Co. (The)	13,273,824

		20,140,126

Insurance – 2.0%
261,926	American Equity Investment Life Holding Co.	6,472,192
9,432	American Financial Group, Inc.	598,555
7,842	Arch Capital Group Ltd.*	224,673
84,100	Brighthouse Financial, Inc.*	2,339,662
216,830	Fidelity National Financial, Inc.	6,648,008
9,425	Goosehead Insurance, Inc. Class A*	708,383
15,650	Marsh & McLennan Cos., Inc.	1,680,341
22,348	Primerica, Inc.	2,605,777
96,069	Reinsurance Group of America, Inc.	7,535,652
75,315	Trupanion, Inc.*(a)	3,215,197
219	White Mountains Insurance Group Ltd.	194,465

		32,222,905

Materials – 3.2%
4,937	Air Products and Chemicals, Inc.	1,192,088
602,489	Amcor plc	6,151,413
283,436	Axalta Coating Systems Ltd.*	6,391,482
98,594	CF Industries Holdings, Inc.	2,774,435
8,601	Dow, Inc.	350,577
94,177	Element Solutions, Inc.*	1,021,820
85,354	Graphic Packaging Holding Co.	1,194,102
58,011	Louisiana-Pacific Corp.	1,487,982
1,894	NewMarket Corp.	758,509
78,720	PolyOne Corp.	2,064,826
19,665	Royal Gold, Inc.	2,444,753
40,775	Sherwin-Williams Co. (The)	23,561,834
6,280	Southern Copper Corp.	249,756
4,689	W R Grace & Co.	238,248

		49,881,825

Media & Entertainment – 7.1%
16,330	Alphabet, Inc. Class A*	23,156,757
15,750	Alphabet, Inc. Class C*	22,264,357
152	Cable One, Inc.	269,777

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
12,147	Cardlytics, Inc.*	$850,047
3,901	Charter Communications, Inc. Class A*	1,989,666
94,443	Comcast Corp. Class A	3,681,388
4,968	EverQuote, Inc. Class A*	288,939
132,333	Facebook, Inc. Class A*	30,048,854
28,637	Liberty Broadband Corp. Class C*	3,549,843
12,873	Lions Gate Entertainment Corp. Class A*	95,389
17,336	Netflix, Inc.*	7,888,573
11,855	Roku, Inc.*	1,381,463
28,849	Scholastic Corp.	863,739
11,879	Spotify Technology SA*	3,067,039
1,380,542	Zynga, Inc. Class A*	13,170,371

		112,566,202

Pharmaceuticals, Biotechnology & Life Sciences – 7.9%
296,208	AbbVie, Inc.	29,081,701
23,444	ACADIA Pharmaceuticals, Inc.*	1,136,331
38,789	Alexion Pharmaceuticals, Inc.*	4,353,677
3,837	Allogene Therapeutics, Inc.*	164,300
20,260	Biogen, Inc.*	5,420,563
28,700	Bluebird Bio, Inc.*	1,751,848
50,122	Corcept Therapeutics, Inc.*	843,052
56,606	Elanco Animal Health, Inc.*	1,214,199
22,253	Gilead Sciences, Inc.	1,712,146
259,726	Horizon Therapeutics plc*	14,435,571
35,620	Illumina, Inc.*	13,191,867
2,455	Incyte Corp.*	255,246
252,699	Innoviva, Inc.*	3,532,732
7,809	IQVIA Holdings, Inc.*	1,107,941
88,523	Johnson & Johnson	12,448,989
48,751	Merck & Co., Inc.	3,769,915
74,997	PerkinElmer, Inc.	7,356,456
128,361	Pfizer, Inc.	4,197,405
10,916	PPD, Inc.*	292,549
22,821	Regeneron Pharmaceuticals, Inc.*	14,232,317
8,738	Sage Therapeutics, Inc.*	363,326
20,562	Sarepta Therapeutics, Inc.*	3,296,911
3,494	Thermo Fisher Scientific, Inc.	1,266,016
1,149	Vertex Pharmaceuticals, Inc.*	333,566

		125,758,624

Real Estate Investment Trusts – 5.8%
13,961	American Campus Communities, Inc.	488,077
35,055	American Tower Corp.	9,063,120
32,661	Americold Realty Trust	1,185,594
25,890	AvalonBay Communities, Inc.	4,003,630
23,608	Brandywine Realty Trust	257,091
34,316	Brixmor Property Group, Inc.	439,931
39,379	Camden Property Trust	3,592,152
65,909	CoreSite Realty Corp.	7,978,944
7,029	Corporate Office Properties Trust	178,115
34,197	CubeSmart	922,977
59,502	CyrusOne, Inc.	4,328,771

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
259,470	Duke Realty Corp.	9,182,643
78,936	Equity LifeStyle Properties, Inc.	4,931,921
3,161	Essex Property Trust, Inc.	724,406
72,744	First Industrial Realty Trust, Inc.	2,796,279
6,416	Gaming and Leisure Properties, Inc.	221,994
28,427	Healthcare Trust of America, Inc. Class A	753,884
45,120	Hudson Pacific Properties, Inc.	1,135,219
261,021	Invitation Homes, Inc.	7,185,908
62,847	Lamar Advertising Co. Class A	4,195,666
215,678	MGM Growth Properties LLC Class A	5,868,598
9,451	Mid-America Apartment Communities, Inc.	1,083,746
4,929	PS Business Parks, Inc.	652,600
56,272	QTS Realty Trust, Inc. Class A	3,606,473
36,344	Retail Opportunity Investments Corp.	411,778
93,086	Rexford Industrial Realty, Inc.	3,856,553
29,670	SBA Communications Corp.	8,839,286
152,296	SITE Centers Corp.	1,233,748
43,352	STORE Capital Corp.	1,032,211
14,722	Terreno Realty Corp.	774,966
45,708	Ventas, Inc.	1,673,827

		92,600,108

Retailing – 8.2%
26,248	Amazon.com, Inc.*	72,413,507
1,486	Asbury Automotive Group, Inc.*	114,912
2,286	AutoZone, Inc.*	2,578,882
24,580	Dollar General Corp.	4,682,736
34,974	eBay, Inc.	1,834,386
34,609	Home Depot, Inc. (The)	8,669,901
108,585	Lowe’s Cos., Inc.	14,672,005
1,541	MercadoLibre, Inc.*	1,519,072
46,108	Murphy USA, Inc.*	5,191,300
1,394	O’Reilly Automotive, Inc.*	587,808
8,426	Penske Automotive Group, Inc.	326,171
149,794	Target Corp.	17,964,794

		130,555,474

Semiconductors & Semiconductor Equipment – 3.7%
26,235	Analog Devices, Inc.	3,217,460
218,165	Applied Materials, Inc.	13,188,074
17,531	FormFactor, Inc.*	514,184
15,046	Inphi Corp.*	1,767,905
31,784	Intel Corp.	1,901,637
15,650	Lam Research Corp.	5,062,149
61,648	NVIDIA Corp.	23,420,692
6,602	Power Integrations, Inc.	779,894
11,970	QUALCOMM, Inc.	1,091,784
2,395	Teradyne, Inc.	202,402
63,128	Texas Instruments, Inc.	8,015,362

		59,161,543

Software & Services – 14.5%
44,829	Adobe, Inc.*	19,514,512

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
42,699	Alliance Data Systems Corp.	$1,926,579
20,886	Amdocs Ltd.	1,271,540
21,129	Black Knight, Inc.*	1,533,120
21,888	Cadence Design Systems, Inc.*	2,100,372
17,268	Citrix Systems, Inc.	2,554,110
98,306	Cognizant Technology Solutions Corp. Class A	5,585,747
5,074	EPAM Systems, Inc.*	1,278,699
16,958	Fastly, Inc. Class A*	1,443,634
35,122	Fidelity National Information Services, Inc.	4,709,509
30,643	FireEye, Inc.*	373,078
28,220	FleetCor Technologies, Inc.*	7,098,177
79,080	Fortinet, Inc.*	10,855,312
8,663	Gartner, Inc.*	1,051,082
76,037	International Business Machines Corp.	9,182,988
3,182	Intuit, Inc.	942,477
373,480	Microsoft Corp.	76,006,915
37,008	Okta, Inc.*	7,410,112
145,214	Oracle Corp.	8,025,978
14,346	Palo Alto Networks, Inc.*	3,294,846
169,376	PayPal Holdings, Inc.*	29,510,380
27,338	Perficient, Inc.*	978,154
140,799	Perspecta, Inc.	3,270,761
3,973	Qualys, Inc.*	413,271
5,399	ServiceNow, Inc.*	2,186,919
1,609	Square, Inc. Class A*	168,848
26,641	Twilio, Inc. Class A*	5,845,568
37,114	VeriSign, Inc.*	7,676,289
9,615	Visa, Inc. Class A	1,857,329
78,001	Western Union Co. (The)	1,686,382
27,322	Workday, Inc. Class A*	5,119,050
43,289	Zscaler, Inc.*	4,740,145

		229,611,883

Technology Hardware & Equipment – 7.1%
238,588	Apple, Inc.	87,036,902
7,217	Arista Networks, Inc.*	1,515,787
85,495	Cisco Systems, Inc.	3,987,487
169,190	Keysight Technologies, Inc.*	17,050,968
6,357	National Instruments Corp.	246,079
42,942	NetApp, Inc.	1,905,337

		111,742,560

Telecommunication Services – 0.8%
148,379	Cogent Communications Holdings, Inc.	11,478,599
53,709	Liberty Global plc Class C*	1,155,281
9,006	Vonage Holdings Corp.*	90,600

		12,724,480

Transportation – 2.0%
31,353	CSX Corp.	2,186,558
98,421	Lyft, Inc. Class A*	3,248,877
18,420	Norfolk Southern Corp.	3,233,999
6,834	Ryder System, Inc.	256,343

Common Stocks – (continued)
Transportation – (continued)
24,444	Uber Technologies, Inc.*	759,720
125,437	Union Pacific Corp.	21,207,634

		30,893,131

Utilities – 2.3%
142,902	CenterPoint Energy, Inc.	2,667,980
43,619	CMS Energy Corp.	2,548,222
12,222	Consolidated Edison, Inc.	879,129
40,175	DTE Energy Co.	4,318,813
91,048	Exelon Corp.	3,304,132
6,076	FirstEnergy Corp.	235,627
27,374	National Fuel Gas Co.	1,147,792
68,737	NRG Energy, Inc.	2,238,077
243,175	OGE Energy Corp.	7,382,793
50,963	Public Service Enterprise Group, Inc.	2,505,341
86,822	Southern Co. (The)	4,501,721
17,965	Southwest Gas Holdings, Inc.	1,240,483
202,983	Vistra Energy Corp.	3,779,543

		36,749,653

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,014,748,403)		$1,569,338,188

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,374,850	0.155%	$4,374,850
(Cost $4,374,850)

TOTAL INVESTMENTS – 99.4%
(Cost $1,019,123,253)		$1,573,713,038

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		9,593,891

NET ASSETS – 100.0%		$1,583,306,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Australia – 8.6%
91,442	ASX Ltd. (Diversified Financials)	$5,435,159
660,917	Aurizon Holdings Ltd. (Transportation)	2,249,019
327,751	BHP Group plc (Materials)	6,706,790
430,545	Brambles Ltd. (Commercial & Professional Services)	3,264,561
176,623	Commonwealth Bank of Australia (Banks)	8,529,893
624,018	Evolution Mining Ltd. (Materials)	2,478,905
568,307	Fortescue Metals Group Ltd. (Materials)	5,524,896
300,778	Goodman Group (REIT)	3,103,497
297,507	Harvey Norman Holdings Ltd. (Retailing)	731,356
101,214	Magellan Financial Group Ltd. (Diversified Financials)	4,133,133
25,008	Newcrest Mining Ltd. (Materials)	554,529
37,788	Pro Medicus Ltd. (Health Care Equipment & Services)	695,840
320,184	Regis Resources Ltd. (Materials)	1,171,648
120,384	Rio Tinto plc ADR (Materials)	6,763,173
485,746	Santos Ltd. (Energy)	1,805,311
457,351	Telstra Corp. Ltd. (Telecommunication Services)	992,740
33,479	Wesfarmers Ltd. (Retailing)	1,040,936
22,753	Woodside Petroleum Ltd. (Energy)	343,859

		55,525,245

Austria – 0.1%
18,779	OMV AG (Energy)*	633,677

Belgium – 0.5%
14,743	D’ieteren SA/NV (Retailing)	817,564
11,701	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	2,309,518
1,427	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	165,598

		3,292,680

Cambodia – 0.1%
532,000	NagaCorp Ltd. (Consumer Services)	620,605

China – 1.2%
668,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	2,561,500
229,500	ENN Energy Holdings Ltd. (Utilities)	2,593,462
764,000	Fosun International Ltd. (Capital Goods)	979,159
640,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	996,970
375,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	375,114

		7,506,205

Denmark – 2.7%
168,695	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	10,990,097
27,455	Novozymes A/S Class B (Materials)	1,591,729

Common Stocks – (continued)
Denmark – (continued)
10,594	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	156,438
47,294	Vestas Wind Systems A/S (Capital Goods)	4,843,038

		17,581,302

Finland – 0.8%
133,719	Neste OYJ (Energy)	5,251,960
2,734	Valmet OYJ (Capital Goods)	71,657

		5,323,617

France – 7.0%
6,168	Alstom SA (Capital Goods)	287,435
29,031	Bouygues SA (Capital Goods)*	994,442
6,584	Christian Dior SE (Consumer Durables & Apparel)	2,801,322
190,547	Credit Agricole SA (Banks)*	1,809,375
8,534	Danone SA (Food, Beverage & Tobacco)	592,372
6,345	Eiffage SA (Capital Goods)*	581,625
2,146	Gaztransport Et Technigaz SA (Energy)	164,680
3,648	Gecina SA (REIT)	450,554
6,873	Hermes International (Consumer Durables & Apparel)	5,770,625
51,710	Legrand SA (Capital Goods)	3,929,055
1,720	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	759,372
38,375	Rexel SA (Capital Goods)	439,822
20,090	Safran SA (Capital Goods)*	2,020,880
41,306	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,212,580
21,357	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	5,414,800
78,364	Schneider Electric SE (Capital Goods)	8,716,956
2,385	Teleperformance (Commercial & Professional Services)*	607,416
206,930	Vivendi SA (Media & Entertainment)	5,347,010

		44,900,321

Germany – 7.2%
37,773	Allianz SE (Registered) (Insurance)	7,718,629
26,951	Aurubis AG (Materials)	1,666,081
12,980	Continental AG (Automobiles & Components)	1,276,081
38,748	Deutsche Boerse AG (Diversified Financials)	7,012,489
154,330	Deutsche Post AG (Registered) (Transportation)	5,666,980
20,206	DWS Group GmbH & Co. KGaA (Diversified Financials)*(a)	736,246
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	108,219
35,681	HelloFresh SE (Retailing)*	1,908,752
24,549	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	2,290,267

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
36,144	Nemetschek SE (Software & Services)	$2,483,537
768	New Work SE (Media & Entertainment)	236,872
48,130	Scout24 AG (Media & Entertainment)(a)	3,723,710
83,086	Siemens AG (Registered) (Capital Goods)	9,798,932
8,943	Siltronic AG (Semiconductors & Semiconductor Equipment)	917,050
6,312	Volkswagen AG (Preference) (Automobiles & Components)(b)	959,425

		46,503,270

Hong Kong – 0.9%
336,500	CK Asset Holdings Ltd. (Real Estate)	2,017,921
8,000	CLP Holdings Ltd. (Utilities)	78,570
70,800	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	3,015,495
8,500	Jardine Matheson Holdings Ltd. (Capital Goods)	355,392
21,000	Sun Hung Kai Properties Ltd. (Real Estate)	268,280

		5,735,658

Israel – 0.5%
190,911	Plus500 Ltd. (Diversified Financials)	3,113,893

Italy – 4.1%
171,985	Anima Holding SpA (Diversified Financials)(a)	742,859
257,388	Assicurazioni Generali SpA (Insurance)	3,909,795
17,152	Banca Generali SpA (Diversified Financials)	515,738
479	DiaSorin SpA (Health Care Equipment & Services)	91,990
830,288	Enel SpA (Utilities)	7,180,702
21,609	Ferrari NV (Automobiles & Components)	3,701,523
2,161,797	Intesa Sanpaolo SpA (Banks)*	4,154,305
172,059	Poste Italiane SpA (Insurance)(a)	1,502,977
182,792	Prysmian SpA (Capital Goods)	4,240,470

		26,040,359

Japan – 26.7%
24,900	AGC, Inc. (Capital Goods)	713,871
35,500	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	457,569
2,100	Arata Corp. (Retailing)	94,347
8,200	ASKUL Corp. (Retailing)	263,384
323,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	5,407,318
5,700	Autobacs Seven Co. Ltd. (Retailing)	72,023
2,800	BayCurrent Consulting, Inc. (Commercial & Professional Services)	234,118

Common Stocks – (continued)
Japan – (continued)
173,800	Benesse Holdings, Inc. (Consumer Services)	4,661,247
84,900	Chubu Electric Power Co., Inc. (Utilities)	1,064,811
83,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,481,297
58,100	Credit Saison Co. Ltd. (Diversified Financials)	667,577
174,300	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	4,007,222
7,500	Daito Trust Construction Co. Ltd. (Real Estate)	691,211
252,400	DCM Holdings Co. Ltd. (Retailing)	2,894,127
26,400	Denka Co. Ltd. (Materials)	647,059
15,300	Dentsu Group, Inc. (Media & Entertainment)	362,941
13,900	Doshisha Co. Ltd. (Retailing)	210,399
15,400	Dowa Holdings Co. Ltd. (Materials)	467,430
28,900	EDION Corp. (Retailing)	293,531
5,800	Fujitsu General Ltd. (Consumer Durables & Apparel)	119,160
55,400	Fujitsu Ltd. (Software & Services)	6,486,418
36,100	Fukuoka Financial Group, Inc. (Banks)	570,774
16,400	Furyu Corp. (Consumer Durables & Apparel)	157,724
26,100	Gumi, Inc. (Media & Entertainment)	244,054
4,400	Hikari Tsushin, Inc. (Retailing)	1,006,052
4,000	Hitachi Capital Corp. (Diversified Financials)	88,546
159,800	Hitachi Ltd. (Technology Hardware & Equipment)	5,079,216
6,100	Hitachi Metals Ltd. (Materials)	73,114
5,600	Hitachi Transport System Ltd. (Transportation)	149,771
64,900	Izumi Co. Ltd. (Retailing)	2,057,317
147,900	Kamigumi Co. Ltd. (Transportation)	2,908,675
11,400	Kandenko Co. Ltd. (Capital Goods)	96,897
6,900	Kansai Electric Power Co., Inc. (The) (Utilities)	66,861
157,200	KDDI Corp. (Telecommunication Services)	4,690,399
17,200	Kohnan Shoji Co. Ltd. (Retailing)	542,270
7,600	Komeri Co. Ltd. (Retailing)	194,923
119,200	Konami Holdings Corp. (Media & Entertainment)	3,977,568
152,100	K’s Holdings Corp. (Retailing)	2,077,705
33,800	Lion Corp. (Household & Personal Products)	812,945
68,400	LIXIL Group Corp. (Capital Goods)	960,628
14,800	M3, Inc. (Health Care Equipment & Services)	628,721
121,000	Mazda Motor Corp. (Automobiles & Components)	731,069
53,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	4,281,196

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
79,000	Mitsubishi Materials Corp. (Materials)	$1,668,123
235,800	Nexon Co. Ltd. (Media & Entertainment)	5,318,806
13,100	Nikkon Holdings Co. Ltd. (Transportation)	260,447
69,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,623,972
8,300	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	259,754
23,300	Nitori Holdings Co. Ltd. (Retailing)	4,568,409
56,800	Nitto Denko Corp. (Materials)	3,220,001
217,700	Nomura Research Institute Ltd. (Software & Services)	5,945,983
86,400	NTT Data Corp. (Software & Services)	965,985
120,500	NTT DOCOMO, Inc. (Telecommunication Services)	3,199,036
24,200	Obayashi Corp. (Capital Goods)	227,515
15,700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	458,229
13,400	Open House Co. Ltd. (Real Estate)	459,513
20,100	Otsuka Corp. (Software & Services)	1,061,595
33,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,473,070
158,900	Rakuten, Inc. (Retailing)	1,403,564
21,500	Resorttrust, Inc. (Consumer Services)	279,038
26,700	SAMTY Co. Ltd. (Real Estate)	340,146
9,200	Sangetsu Corp. (Consumer Durables & Apparel)	130,275
3,800	Sankyu, Inc. (Transportation)	143,225
57,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,056,703
40,300	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,071,345
9,900	SCSK Corp. (Software & Services)	484,355
40,400	Secom Co. Ltd. (Commercial & Professional Services)	3,544,805
235,800	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	2,826,587
7,200	Seino Holdings Co. Ltd. (Transportation)	93,855
51,900	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	1,697,832
63,400	Shimachu Co. Ltd. (Retailing)	1,762,064
86,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,445,258
26,900	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	1,125,796
4,300	SIGMAXYZ, Inc. (Commercial & Professional Services)	65,345
216,000	Softbank Corp. (Telecommunication Services)	2,753,187
43,200	SoftBank Group Corp. (Telecommunication Services)	2,178,475

Common Stocks – (continued)
Japan – (continued)
41,000	Square Enix Holdings Co. Ltd. (Media & Entertainment)	2,077,229
207,600	Subaru Corp. (Automobiles & Components)	4,347,077
263,200	Sumitomo Chemical Co. Ltd. (Materials)	791,916
48,400	Sumitomo Corp. (Capital Goods)	556,670
9,900	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	137,190
86,600	Sumitomo Electric Industries Ltd. (Automobiles & Components)	998,992
20,300	Sumitomo Metal Mining Co. Ltd. (Materials)	571,847
64,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,826,088
62,300	Sundrug Co. Ltd. (Food & Staples Retailing)	2,061,864
123,900	T&D Holdings, Inc. (Insurance)	1,064,203
177,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,362,843
167,500	Teijin Ltd. (Materials)	2,666,874
238,500	TIS, Inc. (Software & Services)	5,049,669
25,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,193,269
25,600	Tokyo Gas Co. Ltd. (Utilities)	612,982
118,200	Tokyo Individualized Educational Institute, Inc. (Consumer Services)	568,041
72,200	Toyo Seikan Group Holdings Ltd. (Materials)	814,217
1,900	Toyota Motor Corp. (Automobiles & Components)	119,480
2,800	Uchida Yoko Co. Ltd. (Commercial & Professional Services)	163,878
22,800	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	1,841,946
783,000	Yamada Denki Co. Ltd. (Retailing)	3,883,999
958,700	Z Holdings Corp. (Media & Entertainment)	4,705,036

		171,221,088

Netherlands – 6.9%
38,678	ASM International NV (Semiconductors & Semiconductor Equipment)	5,954,350
24,142	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,831,462
102,824	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,559,189
36,333	Euronext NV (Diversified Financials)(a)	3,657,072
45,975	EXOR NV (Diversified Financials)	2,638,839
91,568	ING Groep NV (Banks)	638,312
209,761	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	5,716,841

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
38,536	Koninklijke DSM NV (Materials)	$5,349,491
85,239	Wolters Kluwer NV (Commercial & Professional Services)	6,657,654

		44,003,210

New Zealand – 0.1%
27,359	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	630,264

Norway – 1.7%
194,177	DNB ASA (Banks)	2,591,778
229,332	Europris ASA (Retailing)(a)	1,111,766
286,318	Orkla ASA (Food, Beverage & Tobacco)	2,513,755
30,036	Salmar ASA (Food, Beverage & Tobacco)*	1,438,887
55,750	SpareBank 1 SMN (Banks)	455,918
47,480	SpareBank 1 SR-Bank ASA (Banks)	347,363
77,885	Yara International ASA (Materials)	2,715,252

		11,174,719

Singapore – 0.3%
28,200	DBS Group Holdings Ltd. (Banks)	424,321
25,100	Oversea-Chinese Banking Corp. Ltd. (Banks)	163,596
246,100	Singapore Exchange Ltd. (Diversified Financials)	1,480,947

		2,068,864

South Africa – 0.8%
225,268	Anglo American plc (Materials)	5,193,151

Spain – 1.5%
167,339	ACS Actividades de Construccion y Servicios SA (Capital Goods)	4,300,435
423,357	Banco Santander SA (Banks)	1,035,727
49,044	Cellnex Telecom SA (Telecommunication Services)(a)	2,995,498
14,764	Viscofan SA (Food, Beverage & Tobacco)	963,725

		9,295,385

Sweden – 3.8%
159,284	Boliden AB (Materials)	3,653,409
134,552	Essity AB Class B (Household & Personal Products)*	4,362,365
70,149	Investor AB Class A (Diversified Financials)	3,688,263
137,337	Kinnevik AB Class B (Diversified Financials)	3,625,327
37,631	Lundin Energy AB (Energy)	918,408
53,527	SKF AB Class B (Capital Goods)	1,000,608
71,716	Swedish Match AB (Food, Beverage & Tobacco)	5,059,969
129,653	Volvo AB Class B (Capital Goods)*	2,040,076

		24,348,425

Common Stocks – (continued)
Switzerland – 11.8%
11,268	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,968,634
181,861	Nestle SA (Registered) (Food, Beverage & Tobacco)	20,163,043
139,654	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	12,166,805
49,106	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,012,751
20,488	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	4,101,191
187,850	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	5,131,781
9,401	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,331,806
6,278	VAT Group AG (Capital Goods)*(a)	1,153,099
19,596	Zurich Insurance Group AG (Insurance)	6,943,461

		75,972,571

United Kingdom – 10.1%
76,062	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,022,919
166,464	Barratt Developments plc (Consumer Durables & Apparel)	1,023,111
255,386	boohoo Group plc (Retailing)*	1,307,812
175,120	British American Tobacco plc (Food, Beverage & Tobacco)	6,716,345
503,500	CK Hutchison Holdings Ltd. (Capital Goods)	3,260,458
6,386	Close Brothers Group plc (Banks)	87,428
166,353	Diageo plc (Food, Beverage & Tobacco)	5,529,133
78,059	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	3,567,972
197,949	Experian plc (Commercial & Professional Services)	6,947,783
67,729	Greggs plc (Consumer Services)	1,358,377
57,740	GVC Holdings plc (Consumer Services)	529,239
68,702	Halma plc (Technology Hardware & Equipment)	1,957,334
9,218	HomeServe plc (Commercial & Professional Services)	149,027
103,324	IG Group Holdings plc (Diversified Financials)	1,043,376
138,697	Imperial Brands plc (Food, Beverage & Tobacco)	2,640,251
50,588	London Stock Exchange Group plc (Diversified Financials)	5,260,909
114,832	Moneysupermarket.com Group plc (Retailing)	460,637
45,790	National Grid plc (Utilities)	558,656
65,890	Persimmon plc (Consumer Durables & Apparel)	1,864,790

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
71,708	Phoenix Group Holdings plc (Insurance)	$573,014
2,576	Reckitt Benckiser Group plc (Household & Personal Products)	236,988
253,691	RELX plc (Commercial & Professional Services)	5,871,872
69,197	Rentokil Initial plc (Commercial & Professional Services)	437,544
202,791	Segro plc (REIT)	2,242,865
176,787	Smith & Nephew plc (Health Care Equipment & Services)	3,294,185
27,161	SSE plc (Utilities)	459,921
17,834	Unilever plc (Household & Personal Products)	961,985
32,292	Unilever plc ADR (Household & Personal Products)(c)	1,772,185
294	Vistry Group plc (Consumer Durables & Apparel)	2,587
35,896	Vodafone Group plc ADR (Telecommunication Services)	572,182

		64,710,885

TOTAL COMMON STOCKS
(Cost $532,440,626)		$625,395,394

Units	Description	Expiration Month	Value

Right* – 0.0%
Spain – 0.0%
167,339	ACS Actividades de Construccion y Servicios SA (Capital Goods)	07/2020	$261,045
(Cost $263,488)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $532,704,114)			$625,656,439

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
92,400	0.155%	$92,400
(Cost $92,400)

TOTAL INVESTMENTS – 97.4%
(Cost $532,796,514)		$625,748,839

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		16,513,995

NET ASSETS – 100.0%		$642,262,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR —American Depositary Receipt
REIT —Real Estate Investment Trust

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	U.S. Equity Dividend and Premium Fund	International Equity Dividend and Premium Fund	U.S. Tax- Managed Equity Fund	International Tax-Managed Equity Fund
Assets:
Investments in unaffiliated issuers, at value (cost $2,159,018,289, $187,124,214, $1,014,748,403 and $532,704,114)(a)	$2,514,571,008	$191,582,367	$1,569,338,188	$625,656,439
Investments in affiliated issuers, at value (cost $11,050,476, $0, $0 and $0)	11,050,476	—	—	—
Investments in affiliated securities lending reinvestment vehicle, at value (cost $4,093,895, $0, $4,374,850 and $92,400)	4,093,895	—	4,374,850	92,400
Cash	6,458,377	—	6,434,279	949,551
Foreign currencies, at value (cost $0, $1,380,134, $0 and $4,152,308)	—	1,380,011	—	4,150,679
Receivables:
Investments sold	8,897,619	—	—	21,795,877
Dividends	2,232,453	390,251	1,218,740	467,115
Fund shares sold	1,236,279	3,112,309	7,654,388	9,440,283
Reimbursement from investment adviser	49,462	31,868	—	47,447
Securities lending income	20,666	—	2,377	2,955
Foreign tax reclaims	—	1,666,933	—	1,858,635
Variation margin on futures	—	6,039	—	—
Other assets	114,717	66,788	70,700	74,834
Total assets	2,548,724,952	198,236,566	1,589,093,522	664,536,215

Liabilities:
Written options, at value (premiums received $26,332,443, $2,109,403, $0 and $0)	29,495,655	1,811,085	—	—
Variation margin on futures	408,163	—	—	—
Payables:
Investments purchased	20,752,965	212	—	21,075,834
Fund shares redeemed	5,340,487	124,875	320,297	447,940
Payable upon return of securities loaned	4,093,895	—	4,374,850	92,400
Management fees	1,311,420	129,787	882,856	440,167
Distribution and Service fees and Transfer Agency fees	245,411	6,145	75,197	19,187
Due to custodian	—	198,206	—	—
Accrued expenses	402,050	267,800	133,393	197,853
Total liabilities	62,050,046	2,538,110	5,786,593	22,273,381

Net Assets:
Paid-in capital	2,119,624,865	279,860,473	1,009,079,013	652,575,431
Total distributable earnings (loss)	367,050,041	(84,162,017)	574,227,916	(10,312,597)
NET ASSETS	$2,486,674,906	$195,698,456	$1,583,306,929	$642,262,834
Net Assets:
Class A	$109,907,080	$1,798,837	$62,778,998	$6,547,574
Class C	116,333,630	633,433	17,941,871	1,015,372
Institutional	1,144,870,588	4,676,229	42,888,955	10,877,431
Service	—	—	1,605,356	—
Investor	388,897,416	3,845,489	13,554,957	11,315,801
Class R6	195,114,007	96,419,639	1,322,712,012	555,354,597
Class P	531,552,185	88,324,829	121,824,780	57,152,059
Total Net Assets	$2,486,674,906	$195,698,456	$1,583,306,929	$642,262,834
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	8,647,464	292,120	2,537,905	693,480
Class C	9,193,491	106,663	770,967	110,622
Institutional	90,358,451	775,060	1,689,749	1,152,935
Service	—	—	64,550	—
Investor	30,674,911	638,850	539,006	1,199,863
Class R6	15,406,106	15,985,185	52,568,634	59,252,590
Class P	41,960,124	14,621,922	4,840,453	6,095,079
Net asset value, offering and redemption price per share:(b)
Class A	$12.71	$6.16	$24.74	$9.44
Class C	12.65	5.94	23.27	9.18
Institutional	12.67	6.03	25.38	9.43
Service	—	—	24.87	—
Investor	12.68	6.02	25.15	9.43
Class R6	12.66	6.03	25.16	9.37
Class P	12.67	6.04	25.17	9.38

(a)	Includes loaned securities having a market value of $4,000,299, $4,348,578 and $87,808, for the U.S. Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds is $13.45, $6.52, $26.18 and $9.99, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	U.S. Equity Dividend and Premium Fund	International Equity Dividend and Premium Fund	U.S. Tax- Managed Equity Fund	International Tax-Managed Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $14, $753,442, $11,193 and $1,019,604)	$34,976,367	$3,543,089	$11,662,096	$8,689,401

Dividends — affiliated issuers	77,261	304	2,002	394

Securities lending income — affiliated issuer	52,261	—	19,030	3,637

Total investment income	35,105,889	3,543,393	11,683,128	8,693,432

Expenses:

Management fees	8,840,486	910,472	5,458,618	2,786,598

Transfer Agency fees(a)	898,784	39,839	311,390	114,131

Distribution and Service fees(a)	784,521	5,763	161,322	13,866

Custody, accounting and administrative services	167,388	72,241	101,220	167,930

Printing and mailing costs	128,800	20,225	29,435	23,040

Registration fees	74,464	45,301	54,376	47,243

Professional fees	50,948	55,102	50,660	55,423

Trustee fees	12,063	9,662	11,013	10,064

Service share fees — Service and Shareholder Administration Plan	—	—	3,742	—

Other	22,898	54,065	18,450	20,917

Total expenses	10,980,352	1,212,670	6,200,226	3,239,212

Less — expense reductions	(471,133)	(158,833)	(74,812)	(292,639)

Net expenses	10,509,219	1,053,837	6,125,414	2,946,573

NET INVESTMENT INCOME	24,596,670	2,489,556	5,557,714	5,746,859

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	28,718,196	(33,466,780)	(28,912,226)	(80,073,556)

In-kind transactions from affiliated Underlying Funds	—	—	52,719,560	—

Futures contracts	3,023,519	(581,398)	(178,166)	(101,369)

Foreign currency transactions	–—	122,257	–—	(6,403)

Written options	2,188,533	(1,840,953)	—	–—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(257,431,950)	(11,728,453)	(108,517,696)	(1,006,407)

Futures contracts	(355,271)	(3,672)	—	45,015

Foreign currency translation	—	13,582	—	(247,502)

Written options	17,871,162	(242,985)	—	—

Net realized and unrealized loss	(205,718,196)	(47,728,402)	(84,888,528)	(81,390,222)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(181,389,141)	$(45,238,846)	$(79,330,814)	$(75,643,363)

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
U.S. Equity Dividend and Premium	$177,761	$606,760	$120,877	$103,149	$212,301	N/A	$343,670	$33,149	$85,638
International Equity Dividend and Premium	2,410	3,353	1,639	570	1,470	N/A	4,773	15,906	15,481
U.S. Tax-Managed Equity	76,036	85,286	51,704	14,498	8,207	$299	13,815	204,408	18,459
International Tax-Managed Equity	8,569	5,297	5,827	900	2,410	N/A	11,699	84,322	8,973

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	U.S. Equity Dividend and Premium Fund		International Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:
Net investment income	$24,596,670	$56,637,798	$2,489,556	$9,991,591
Net realized gain (loss)	33,930,248	115,726,671	(35,766,874)	(23,307,170)
Net change in unrealized gain (loss)	(239,916,059)	476,521,746	(11,961,528)	56,360,622
Net increase (decrease) in net assets resulting from operations	(181,389,141)	648,886,215	(45,238,846)	43,045,043

Distributions to shareholders:
From distributable earnings:
Class A Shares	(1,012,863)	(12,317,992)	(20,157)	(76,488)
Class C Shares	(585,617)	(7,963,688)	(5,070)	(19,707)
Institutional Shares	(11,162,203)	(83,155,476)	(67,252)	(386,903)
Investor Shares	(3,897,336)	(30,565,347)	(53,432)	(333,197)
Class R6 Shares(a)	(2,183,481)	(18,521,538)	(1,288,119)	(4,485,573)
Class P Shares(b)	(5,789,495)	(45,356,789)	(1,228,881)	(4,959,202)
Total distributions to shareholders	(24,630,995)	(197,880,830)	(2,662,911)	(10,261,070)

From share transactions:
Proceeds from sales of shares	466,330,108	555,903,025	16,110,586	26,833,126
Reinvestment of distributions	22,208,553	178,230,864	2,635,502	10,142,151
Cost of shares redeemed	(799,077,852)	(948,128,821)	(73,926,756)	(85,804,588)
Net decrease in net assets resulting from share transactions	(310,539,191)	(213,994,932)	(55,180,668)	(48,829,311)
TOTAL INCREASE (DECREASE)	(516,559,327)	237,010,453	(103,082,425)	(16,045,338)

Net Assets:
Beginning of period	3,003,234,233	2,766,223,780	298,780,881	314,826,219
End of period	$2,486,674,906	$3,003,234,233	$195,698,456	$298,780,881

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Tax-Managed Equity Fund		International Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:
Net investment income	$5,557,714	$13,942,061	$5,746,859	$15,139,736
Net realized gain (loss)	23,629,168	26,342,323	(80,181,328)	(17,548,050)
Net change in unrealized gain (loss)	(108,517,696)	345,516,805	(1,208,894)	125,863,582
Net increase (decrease) in net assets resulting from operations	(79,330,814)	385,801,189	(75,643,363)	123,455,268

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(256,162)	—	(133,362)
Class C Shares	—	—	—	(5,182)
Institutional Shares	—	(302,740)	—	(311,091)
Service Shares	—	(4,899)	—	—
Investor Shares	—	(125,263)	—	(337,602)
Class R6 Shares	—	(10,960,763)	—	(12,928,884)
Class P Shares	—	(956,057)	—	(1,284,575)
Total distributions to shareholders	—	(12,605,884)	—	(15,000,696)

From share transactions:
Proceeds from sales of shares	68,756,127	195,337,423	65,480,943	93,090,956
Proceeds paid in connection with in-kind transactions	(68,110,000)	(25,670,000)	—	—
Reinvestment of distributions	—	12,530,951	—	14,995,925
Cost of shares redeemed	(208,123,485)	(172,378,629)	(118,967,910)	(82,269,248)
Net increase (decrease) in net assets resulting from share transactions	(207,477,358)	9,819,745	(53,486,967)	25,817,633
TOTAL INCREASE (DECREASE)	(286,808,172)	383,015,050	(129,130,330)	134,272,205

Net Assets:
Beginning of period	1,870,115,101	1,487,100,051	771,393,164	637,120,959
End of period	$1,583,306,929	$1,870,115,101	$642,262,834	$771,393,164

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.38		$11.46	$13.16	$12.11	$11.34	$11.76

Net investment income(a)	0.10		0.21	0.21	0.19	0.20	0.21

Net realized and unrealized gain (loss)	(0.67)		2.57	(1.05)	1.61	1.21	0.04

Total from investment operations	(0.57)		2.78	(0.84)	1.80	1.41	0.25

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.19)	(0.19)	(0.20)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)	(0.56)	(0.45)	(0.47)

Total distributions	(0.10)		(0.86)	(0.86)	(0.75)	(0.64)	(0.67)

Net asset value, end of period	$12.71		$13.38	$11.46	$13.16	$12.11	$11.34

Total return(b)	(4.23)%		24.62%	(6.63)%	14.83%	12.73%	2.08%

Net assets, end of period (in 000s)	$109,907		$195,689	$187,524	$275,451	$294,401	$194,237

Ratio of net expenses to average net assets	1.11	%(c)	1.12%	1.12%	1.13%	1.16%	1.17%

Ratio of total expenses to average net assets	1.16	%(c)	1.16%	1.15%	1.15%	1.19%	1.20%

Ratio of net investment income to average net assets	1.68	%(c)	1.65%	1.61%	1.47%	1.67%	1.75%

Portfolio turnover rate(d)	19%		26%	37%	34%	23%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.33		$11.41	$13.11	$12.07	$11.31	$11.74

Net investment income(a)	0.06		0.12	0.11	0.10	0.11	0.12

Net realized and unrealized gain (loss)	(0.68)		2.57	(1.05)	1.60	1.21	0.03

Total from investment operations	(0.62)		2.69	(0.94)	1.70	1.32	0.15

Distributions to shareholders from net investment income	(0.06)		(0.12)	(0.12)	(0.10)	(0.11)	(0.11)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)	(0.56)	(0.45)	(0.47)

Total distributions	(0.06)		(0.77)	(0.76)	(0.66)	(0.56)	(0.58)

Net asset value, end of period	$12.65		$13.33	$11.41	$13.11	$12.07	$11.31

Total return(b)	(4.59)%		23.72%	(7.38)%	13.99%	11.92%	1.26%

Net assets, end of period (in 000s)	$116,334		$141,029	$139,580	$177,178	$142,909	$90,091

Ratio of net expenses to average net assets	1.86	%(c)	1.87%	1.87%	1.88%	1.91%	1.92%

Ratio of total expenses to average net assets	1.91	%(c)	1.91%	1.90%	1.90%	1.94%	1.95%

Ratio of net investment income to average net assets	0.93	%(c)	0.90%	0.86%	0.76%	0.92%	1.01%

Portfolio turnover rate(d)	19%		26%	37%	34%	23%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.35		$11.43	$13.13	$12.09	$11.31	$11.73

Net investment income(a)	0.13		0.26	0.27	0.24	0.24	0.25

Net realized and unrealized gain (loss)	(0.68)		2.57	(1.06)	1.60	1.22	0.04

Total from investment operations	(0.55)		2.83	(0.79)	1.84	1.46	0.29

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.27)	(0.24)	(0.23)	(0.24)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)	(0.56)	(0.45)	(0.47)

Total distributions	(0.13)		(0.91)	(0.91)	(0.80)	(0.68)	(0.71)

Net asset value, end of period	$12.67		$13.35	$11.43	$13.13	$12.09	$11.31

Total return(b)	(4.03)%		25.06%	(6.28)%	15.31%	13.17%	2.49%

Net assets, end of period (in 000s)	$1,144,871		$1,242,858	$1,106,179	$2,565,883	$2,062,756	$1,262,977

Ratio of net expenses to average net assets	0.74	%(c)	0.75%	0.74%	0.74%	0.76%	0.77%

Ratio of total expenses to average net assets	0.78	%(c)	0.77%	0.76%	0.76%	0.79%	0.80%

Ratio of net investment income to average net assets	2.04	%(c)	2.02%	2.01%	1.89%	2.07%	2.15%

Portfolio turnover rate(d)	19%		26%	37%	34%	23%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.36		$11.44	$13.14	$12.10	$11.33	$11.75

Net investment income(b)	0.12		0.25	0.25	0.23	0.23	0.24

Net realized and unrealized gain (loss)	(0.68)		2.57	(1.06)	1.60	1.21	0.04

Total from investment operations	(0.56)		2.82	(0.81)	1.83	1.44	0.28

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.25)	(0.23)	(0.22)	(0.23)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)	(0.56)	(0.45)	(0.47)

Total distributions	(0.12)		(0.90)	(0.89)	(0.79)	(0.67)	(0.70)

Net asset value, end of period	$12.68		$13.36	$11.44	$13.14	$12.10	$11.33

Total return(c)	(4.09)%		25.00%	(6.47)%	15.18%	12.92%	2.34%

Net assets, end of period (in 000s)	$388,897		$468,254	$432,136	$473,178	$174,527	$54,106

Ratio of net expenses to average net assets	0.86	%(d)	0.87%	0.87%	0.88%	0.91%	0.92%

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.90%	0.90%	0.94%	0.95%

Ratio of net investment income to average net assets	1.93	%(d)	1.90%	1.86%	1.76%	1.90%	2.03%

Portfolio turnover rate(e)	19%		26%	37%	34%	23%	39%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 30, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$13.34		$11.42	$12.84

Net investment income(a)	0.13		0.26	0.17

Net realized and unrealized gain (loss)	(0.68)		2.57	(0.75)

Total from investment operations	(0.55)		2.83	(0.58)

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)

Total distributions	(0.13)		(0.91)	(0.84)

Net asset value, end of period	$12.66		$13.34	$11.42

Total return(b)	(4.03)%		25.09%	(4.78)%

Net assets, end of period (in 000s)	$195,114		$275,973	$252,381

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.73	%(c)

Ratio of total expenses to average net assets	0.77	%(c)	0.76%	0.76	%(c)

Ratio of net investment income to average net assets	2.06	%(c)	2.03%	1.91	%(c)

Portfolio turnover rate(d)	19%		26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$13.34		$11.43	$13.12

Net investment income(a)	0.13		0.26	0.18

Net realized and unrealized gain (loss)	(0.67)		2.56	(1.03)

Total from investment operations	(0.54)		2.82	(0.85)

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.65)	(0.64)

Total distributions	(0.13)		(0.91)	(0.84)

Net asset value, end of period	$12.67		$13.34	$11.43

Total return(b)	(4.03)%		25.07%	(6.73)%

Net assets, end of period (in 000s)	$531,552		$679,431	$648,424

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.73	%(c)

Ratio of total expenses to average net assets	0.77	%(c)	0.76%	0.76	%(c)

Ratio of net investment income to average net assets	2.05	%(c)	2.03%	1.93	%(c)

Portfolio turnover rate(d)	19%		26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.28		$6.55	$7.76	$6.43	$6.56	$7.14

Net investment income(a)	0.06		0.20	0.20	0.15	0.18	0.16	(b)

Net realized and unrealized gain (loss)	(1.11)		0.73	(1.22)	1.34	(0.14)	(0.49)

Total from investment operations	(1.05)		0.93	(1.02)	1.49	0.04	(0.33)

Distributions to shareholders from net investment income	(0.07)		(0.20)	(0.19)	(0.16)	(0.17)	(0.14)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.11)

Total distributions	(0.07)		(0.20)	(0.19)	(0.16)	(0.17)	(0.25)

Net asset value, end of period	$6.16		$7.28	$6.55	$7.76	$6.43	$6.56

Total return(c)	(14.39)%		14.42%	(13.34)%	23.36%	0.66%	(4.80)%

Net assets, end of period (in 000s)	$1,799		$2,424	$2,232	$3,962	$5,968	$9,532

Ratio of net expenses to average net assets	1.31	%(d)	1.33%	1.34%	1.34%	1.37%	1.37%

Ratio of total expenses to average net assets	1.46	%(d)	1.44%	1.38%	1.34%	1.38%	1.37%

Ratio of net investment income to average net assets	1.91	%(d)	2.86%	2.71%	2.16%	2.87%	2.26	%(b)

Portfolio turnover rate(e)	12%		9%	14%	17%	18%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.03 per share and 0.38% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.02		$6.32	$7.48	$6.21	$6.35	$6.94

Net investment income(a)	0.04		0.14	0.16	0.09	0.12	0.09	(b)

Net realized and unrealized gain (loss)	(1.07)		0.71	(1.20)	1.30	(0.14)	(0.47)

Total from investment operations	(1.03)		0.85	(1.04)	1.39	(0.02)	(0.38)

Distributions to shareholders from net investment income	(0.05)		(0.15)	(0.12)	(0.12)	(0.12)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.11)

Total distributions	(0.05)		(0.15)	(0.12)	(0.12)	(0.12)	(0.21)

Net asset value, end of period	$5.94		$7.02	$6.32	$7.48	$6.21	$6.35

Total return(c)	(14.68)%		13.54%	(14.01)%	22.50%	(0.21)%	(5.59)%

Net assets, end of period (in 000s)	$633		$815	$1,252	$4,276	$2,549	$3,329

Ratio of net expenses to average net assets	2.06	%(d)	2.08%	2.09%	2.09%	2.12%	2.12%

Ratio of total expenses to average net assets	2.21	%(d)	2.19%	2.11%	2.09%	2.13%	2.12%

Ratio of net investment income to average net assets	1.17	%(d)	2.11%	2.24%	1.29%	2.00%	1.38	%(b)

Portfolio turnover rate(e)	12%		9%	14%	17%	18%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.03 per share and 0.38% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.14		$6.42	$7.62	$6.32	$6.46	$7.03

Net investment income(a)	0.07		0.22	0.31	0.18	0.19	0.18	(b)

Net realized and unrealized gain (loss)	(1.10)		0.73	(1.29)	1.31	(0.14)	(0.48)

Total from investment operations	(1.03)		0.95	(0.98)	1.49	0.05	(0.30)

Distributions to shareholders from net investment income	(0.08)		(0.23)	(0.22)	(0.19)	(0.19)	(0.16)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.11)

Total distributions	(0.08)		(0.23)	(0.22)	(0.19)	(0.19)	(0.27)

Net asset value, end of period	$6.03		$7.14	$6.42	$7.62	$6.32	$6.46

Total return(c)	(14.36)%		14.82%	(12.96)%	23.85%	0.92%	(4.42)%

Net assets, end of period (in 000s)	$4,676		$12,005	$15,696	$399,955	$307,311	$281,204

Ratio of net expenses to average net assets	0.94	%(d)	0.95%	0.95%	0.95%	0.97%	0.97%

Ratio of total expenses to average net assets	1.07	%(d)	1.06%	0.95%	0.95%	0.98%	0.97%

Ratio of net investment income to average net assets	2.10	%(d)	3.28%	4.12%	2.58%	3.08%	2.65	%(b)

Portfolio turnover rate(e)	12%		9%	14%	17%	18%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.03 per share and 0.38% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$7.12		$6.41	$7.60	$6.31	$6.44	$7.02

Net investment income(b)	0.06		0.21	0.20	0.17	0.17	0.16	(c)

Net realized and unrealized gain (loss)	(1.08)		0.72	(1.18)	1.30	(0.11)	(0.48)

Total from investment operations	(1.02)		0.93	(0.98)	1.47	0.06	(0.32)

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.21)	(0.18)	(0.19)	(0.15)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.11)

Total distributions	(0.08)		(0.22)	(0.21)	(0.18)	(0.19)	(0.26)

Net asset value, end of period	$6.02		$7.12	$6.41	$7.60	$6.31	$6.44

Total return(d)	(14.33)%		14.71%	(13.10)%	23.58%	0.96%	(4.69)%

Net assets, end of period (in 000s)	$3,845		$8,915	$8,207	$6,048	$2,111	$749

Ratio of net expenses to average net assets	1.06	%(e)	1.08%	1.09%	1.09%	1.12%	1.12%

Ratio of total expenses to average net assets	1.20	%(e)	1.19%	1.14%	1.09%	1.13%	1.12%

Ratio of net investment income to average net assets	1.99	%(e)	3.14%	2.76%	2.36%	2.64%	2.33	%(c)

Portfolio turnover rate(f)	12%		9%	14%	17%	18%	100%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a corporate action which amounted to $0.03 per share and 0.38% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 30, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$7.13		$6.42	$7.60

Net investment income(a)	0.07		0.22	0.08

Net realized and unrealized gain (loss)	(1.09)		0.72	(1.07)

Total from investment operations	(1.02)		0.94	(0.99)

Distributions to shareholders from net investment income	(0.08)		(0.23)	(0.19)

Net asset value, end of period	$6.03		$7.13	$6.42

Total return(b)	(14.23)%		14.85%	(13.25)%

Net assets, end of period (in 000s)	$96,420		$136,241	$125,311

Ratio of net expenses to average net assets	0.93	%(c)	0.94%	0.93	%(c)

Ratio of total expenses to average net assets	1.07	%(c)	1.05%	1.03	%(c)

Ratio of net investment income to average net assets	2.25	%(c)	3.23%	1.81	%(c)

Portfolio turnover rate(d)	12%		9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$7.14		$6.43	$7.71

Net investment income(a)	0.07		0.22	0.09

Net realized and unrealized gain (loss)	(1.09)		0.72	(1.18)

Total from investment operations	(1.02)		0.94	(1.09)

Distributions to shareholders from net investment income	(0.08)		(0.23)	(0.19)

Net asset value, end of period	$6.04		$7.14	$6.43

Total return(b)	(14.21)%		14.83%	(14.35)%

Net assets, end of period (in 000s)	$88,325		$138,381	$162,129

Ratio of net expenses to average net assets	0.93	%(c)	0.94%	0.93	%(c)

Ratio of total expenses to average net assets	1.07	%(c)	1.05%	1.03	%(c)

Ratio of net investment income to average net assets	2.21	%(c)	3.26%	1.81	%(c)

Portfolio turnover rate(d)	12%		9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.54		$20.43	$22.37	$18.75	$17.28	$17.44

Net investment income(a)	0.04		0.11	0.10	0.13	0.11	0.13

Net realized and unrealized gain (loss)	(0.84)		5.09	(1.93)	3.60	1.47	(0.18)

Total from investment operations	(0.80)		5.20	(1.83)	3.73	1.58	(0.05)

Distributions to shareholders from net investment income	—		(0.09)	(0.11)	(0.11)	(0.11)	(0.11)

Net asset value, end of period	$24.74		$25.54	$20.43	$22.37	$18.75	$17.28

Total return(b)	(3.13)%		25.48%	(8.15)%	19.88%	9.09%	(0.28)%

Net assets, end of period (in 000s)	$62,779		$68,427	$57,833	$50,218	$51,206	$57,913

Ratio of net expenses to average net assets	1.08	%(c)	1.10%	1.14%	1.15%	1.17%	1.17%

Ratio of total expenses to average net assets	1.13	%(c)	1.13%	1.14%	1.15%	1.17%	1.17%

Ratio of net investment income to average net assets	0.37	%(c)	0.47%	0.44%	0.61%	0.61%	0.73%

Portfolio turnover rate(d)	111%		205%	152%	108%	118%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$24.11		$19.36	$21.24	$17.86	$16.48	$16.67

Net investment loss(a)	(0.04)		(0.06)	(0.07)	(0.03)	(0.02)	— (b)

Net realized and unrealized gain (loss)	(0.80)		4.81	(1.81)	3.41	1.40	(0.18)

Total from investment operations	(0.84)		4.75	(1.88)	3.38	1.38	(0.18)

Distributions to shareholders from net investment income	—		—	—	—	—	(0.01)

Net asset value, end of period	$23.27		$24.11	$19.36	$21.24	$17.86	$16.48

Total return(c)	(3.48)%		24.54%	(8.85)%	18.93%	8.35%	(1.05)%

Net assets, end of period (in 000s)	$17,942		$18,341	$14,380	$22,337	$22,512	$22,194

Ratio of net expenses to average net assets	1.83	%(d)	1.85%	1.88%	1.90%	1.92%	1.92%

Ratio of total expenses to average net assets	1.88	%(d)	1.88%	1.89%	1.90%	1.92%	1.92%

Ratio of net investment loss to average net assets	(0.38	)%(d)	(0.28)%	(0.33)%	(0.14)%	(0.15)%	(0.02)%

Portfolio turnover rate(e)	111%		205%	152%	108%	118%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$26.16		$20.91	$22.71	$19.04	$17.53	$17.69

Net investment income(a)	0.08		0.20	0.19	0.21	0.18	0.20

Net realized and unrealized gain (loss)	(0.86)		5.23	(1.97)	3.65	1.51	(0.18)

Total from investment operations	(0.78)		5.43	(1.78)	3.86	1.69	0.02

Distributions to shareholders from net investment income	—		(0.18)	(0.02)	(0.19)	(0.18)	(0.18)

Net asset value, end of period	$25.38		$26.16	$20.91	$22.71	$19.04	$17.53

Total return(b)	(2.98)%		25.90%	(7.78)%	20.29%	9.61%	0.10%

Net assets, end of period (in 000s)	$42,889		$45,718	$34,812	$1,395,335	$1,057,850	$957,273

Ratio of net expenses to average net assets	0.74	%(c)	0.74%	0.74%	0.75%	0.77%	0.77%

Ratio of total expenses to average net assets	0.75	%(c)	0.75%	0.74%	0.75%	0.77%	0.77%

Ratio of net investment income to average net assets	0.71	%(c)	0.83%	0.79%	1.02%	1.01%	1.12%

Portfolio turnover rate(d)	111%		205%	152%	108%	118%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.70		$20.57	$22.51	$18.88	$17.33	$17.53

Net investment income(a)	0.02		0.08	0.08	0.11	0.09	0.12

Net realized and unrealized gain (loss)	(0.85)		5.13	(1.94)	3.61	1.49	(0.19)

Total from investment operations	(0.83)		5.21	(1.86)	3.72	1.58	(0.07)

Distributions to shareholders from net investment income	—		(0.08)	(0.08)	(0.09)	(0.03)	(0.13)

Net asset value, end of period	$24.87		$25.70	$20.57	$22.51	$18.88	$17.33

Total return(b)	(3.23)%		25.31%	(8.26)%	19.71%	9.07%	(0.41)%

Net assets, end of period (in 000s)	$1,605		$1,649	$732	$736	$614	$1,236

Ratio of net expenses to average net assets	1.24	%(c)	1.24%	1.25%	1.25%	1.27%	1.27%

Ratio of total expenses to average net assets	1.25	%(c)	1.25%	1.25%	1.25%	1.27%	1.27%

Ratio of net investment income to average net assets	0.21	%(c)	0.33%	0.33%	0.52%	0.53%	0.67%

Portfolio turnover rate(d)	111%		205%	152%	108%	118%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.93		$20.73	$22.70	$19.03	$17.54	$17.70

Net investment income(b)	0.07		0.17	0.16	0.18	0.15	0.18

Net realized and unrealized gain (loss)	(0.85)		5.18	(1.97)	3.65	1.50	(0.18)

Total from investment operations	(0.78)		5.35	(1.81)	3.83	1.65	— (c)

Distributions to shareholders from net investment income	—		(0.15)	(0.16)	(0.16)	(0.16)	(0.16)

Net asset value, end of period	$25.15		$25.93	$20.73	$22.70	$19.03	$17.54

Total return(d)	(3.01)%		25.82%	(7.95)%	20.14%	9.40%	(0.03)%

Net assets, end of period (in 000s)	$13,555		$21,591	$17,894	$17,251	$14,262	$6,799

Ratio of net expenses to average net assets	0.83	%(e)	0.85%	0.89%	0.90%	0.92%	0.92%

Ratio of total expenses to average net assets	0.87	%(e)	0.88%	0.89%	0.90%	0.93%	0.92%

Ratio of net investment income to average net assets	0.61	%(e)	0.72%	0.68%	0.88%	0.84%	0.99%

Portfolio turnover rate(f)	111%		205%	152%	108%	118%	96%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 30, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$25.93		$20.73	$22.93

Net investment income(a)	0.08		0.20	0.13

Net realized and unrealized gain (loss)	(0.85)		5.18	(2.14)

Total from investment operations	(0.77)		5.38	(2.01)

Distributions to shareholders from net investment income	—		(0.18)	(0.19)

Net asset value, end of period	$25.16		$25.93	$20.73

Total return(b)	(2.97)%		25.96%	(8.72)%

Net assets, end of period (in 000s)	$1,322,712		$1,575,990	$1,263,556

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.74	%(c)

Ratio of total expenses to average net assets	0.74	%(c)	0.74%	0.74	%(c)

Ratio of net investment income to average net assets	0.71	%(c)	0.84%	0.85	%(c)

Portfolio turnover rate(d)	111%		205%	152%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$25.94		$20.74	$23.43

Net investment income(a)	0.09		0.20	0.16

Net realized and unrealized gain (loss)	(0.86)		5.18	(2.66)

Total from investment operations	(0.77)		5.38	(2.50)

Distributions to shareholders from net investment income	—		(0.18)	(0.19)

Net asset value, end of period	$25.17		$25.94	$20.74

Total return(b)	(2.97)%		25.94%	(10.62)%

Net assets, end of period (in 000s)	$121,825		$138,399	$97,892

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.74	%(c)

Ratio of total expenses to average net assets	0.74	%(c)	0.74%	0.75	%(c)

Ratio of net investment income to average net assets	0.71	%(c)	0.83%	0.95	%(c)

Portfolio turnover rate(d)	111%		205%	152%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.43		$8.93	$10.93	$8.62	$8.67	$8.45

Net investment income(a)	0.06		0.18	0.18	0.11	0.12	0.11

Net realized and unrealized gain (loss)	(1.05)		1.49	(2.03)	2.38	(0.04)	0.21

Total from investment operations	(0.99)		1.67	(1.85)	2.49	0.08	0.32

Distributions to shareholders from net investment income	—		(0.17)	(0.15)	(0.18)	(0.13)	(0.10)

Net asset value, end of period	$9.44		$10.43	$8.93	$10.93	$8.62	$8.67

Total return(b)	(9.49)%		18.66%	(16.86)%	28.85%	0.93%	3.77%

Net assets, end of period (in 000s)	$6,548		$8,419	$8,145	$9,429	$5,082	$3,408

Ratio of net expenses to average net assets	1.23	%(c)	1.25%	1.29%	1.31%	1.38%	1.38%

Ratio of total expenses to average net assets	1.37	%(c)	1.37%	1.37%	1.36%	1.39%	1.39%

Ratio of net investment income to average net assets	1.37	%(c)	1.81%	1.69%	1.04%	1.37%	1.22%

Portfolio turnover rate(d)	104%		231%	177%	134%	125%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.18		$8.68	$10.59	$8.39	$8.45	$8.27

Net investment income(a)	0.03		0.12	0.10	0.04	0.06	0.02

Net realized and unrealized gain (loss)	(1.03)		1.42	(1.94)	2.30	(0.05)	0.23

Total from investment operations	(1.00)		1.54	(1.84)	2.34	0.01	0.25

Distributions to shareholders from net investment income	—		(0.04)	(0.07)	(0.14)	(0.07)	(0.07)

Net asset value, end of period	$9.18		$10.18	$8.68	$10.59	$8.39	$8.45

Total return(b)	(9.82)%		17.74%	(17.39)%	27.85%	0.11%	3.07%

Net assets, end of period (in 000s)	$1,015		$1,308	$2,551	$2,661	$1,012	$812

Ratio of net expenses to average net assets	1.98	%(c)	2.01%	2.04%	2.06%	2.13%	2.13%

Ratio of total expenses to average net assets	2.12	%(c)	2.12%	2.12%	2.11%	2.14%	2.13%

Ratio of net investment income to average net assets	0.62	%(c)	1.25%	1.01%	0.40%	0.67%	0.20%

Portfolio turnover rate(d)	104%		231%	177%	134%	125%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.40		$8.91	$10.85	$8.54	$8.59	$8.36

Net investment income(a)	0.07		0.21	0.31	0.17	0.16	0.15

Net realized and unrealized gain (loss)	(1.04)		1.48	(2.10)	2.34	(0.05)	0.21

Total from investment operations	(0.97)		1.69	(1.79)	2.51	0.11	0.36

Distributions to shareholders from net investment income	—		(0.20)	(0.15)	(0.20)	(0.16)	(0.13)

Net asset value, end of period	$9.43		$10.40	$8.91	$10.85	$8.54	$8.59

Total return(b)	(9.33)%		19.01%	(16.49)%	29.42%	1.26%	4.26%

Net assets, end of period (in 000s)	$10,877		$15,783	$16,948	$619,288	$519,135	$426,168

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.92%	0.98%	0.98%

Ratio of total expenses to average net assets	0.99	%(c)	0.99%	0.96%	0.97%	0.99%	0.99%

Ratio of net investment income to average net assets	1.59	%(c)	2.11%	2.87%	1.74%	1.90%	1.71%

Portfolio turnover rate(d)	104%		231%	177%	134%	125%	113%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.40		$8.91	$10.91	$8.61	$8.65	$8.43

Net investment income(b)	0.08		0.20	0.19	0.13	0.15	0.07

Net realized and unrealized gain (loss)	(1.05)		1.48	(2.00)	2.36	(0.05)	0.27

Total from investment operations	(0.97)		1.68	(1.81)	2.49	0.10	0.34

Distributions to shareholders from net investment income	—		(0.19)	(0.19)	(0.19)	(0.14)	(0.12)

Net asset value, end of period	$9.43		$10.40	$8.91	$10.91	$8.61	$8.65

Total return(c)	(9.33)%		18.90%	(16.66)%	29.09%	1.21%	4.04%

Net assets, end of period (in 000s)	$11,316		$18,290	$14,008	$15,547	$1,251	$1,444

Ratio of net expenses to average net assets	0.98	%(d)	1.00%	1.04%	1.05%	1.13%	1.13%

Ratio of total expenses to average net assets	1.12	%(d)	1.12%	1.12%	1.11%	1.14%	1.13%

Ratio of net investment income to average net assets	1.64	%(d)	2.06%	1.82%	1.30%	1.76%	0.84%

Portfolio turnover rate(e)	104%		231%	177%	134%	125%	113%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 30, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$10.33		$8.85	$10.92

Net investment income(a)	0.08		0.21	0.08

Net realized and unrealized gain (loss)	(1.04)		1.47	(1.95)

Total from investment operations	(0.96)		1.68	(1.87)

Distributions to shareholders from net investment income	—		(0.20)	(0.20)

Net asset value, end of period	$9.37		$10.33	$8.85

Total return(b)	(9.29)%		19.05%	(17.07)%

Net assets, end of period (in 000s)	$555,355		$660,555	$530,891

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	0.98	%(c)	0.98%	0.99	%(c)

Ratio of net investment income to average net assets	1.76	%(c)	2.12%	1.14	%(c)

Portfolio turnover rate(d)	104%		231%	177%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	April 17, 2018* to December 31, 2018
Per Share Data

Net asset value, beginning of period	$10.34		$8.86	$11.07

Net investment income(a)	0.08		0.21	0.10

Net realized and unrealized gain (loss)	(1.04)		1.47	(2.11)

Total from investment operations	(0.96)		1.68	(2.01)

Distributions to shareholders from net investment income	—		(0.20)	(0.20)

Net asset value, end of period	$9.38		$10.34	$8.86

Total return(b)	(9.28)%		19.02%	(18.09)%

Net assets, end of period (in 000s)	$57,152		$67,038	$64,578

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	0.98	%(c)	0.98%	1.00	%(c)

Ratio of net investment income to average net assets	1.83	%(c)	2.15%	1.43	%(c)

Portfolio turnover rate(d)	104%		231%	177%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
U.S. Equity Dividend and Premium, International Equity Dividend and Premium, International Tax-Managed Equity	A, C, Institutional, Investor, R6 and P	Diversified
U. S. Tax-Managed Equity	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
U.S. Equity Dividend and Premium International Equity Dividend and Premium	Quarterly	Annually
U.S. Tax-Managed Equity International Tax-Managed Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with the Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$22,673,204	$—	$—

North America	2,484,177,078	—	—

South America	7,720,726	—	—

Investment Company	11,050,476	—	—

Securities Lending Reinvestment Vehicle	4,093,895	—	—

Total	$2,529,715,379	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(b)	$(325,296)	$—	$—

Written Options Contracts	(29,495,655)	—	—

Total	$(29,820,951)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$46	$—

Asia	302,340	58,608,589	—

Australia and Oceania	2,543,606	14,109,191	—

Europe	7,584,546	108,276,123	—

South America	—	157,926	—

Total	$10,430,492	$181,151,875	$—

Derivative Type

Assets(b)

Futures Contracts	$1,076	$—	$—

Liabilities

Futures Contracts(b)	$(10,362)	$—	$—

Written Options Contracts	(1,811,085)	—	—

Total	$(1,821,447)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,356,728	$—	$—

Europe	2,581,249	—	—

North America	1,562,631,383	—	—

South America	1,768,828	—	—

Securities Lending Reinvestment Vehicle	4,374,850	—	—

Total	$1,573,713,038	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$5,193,151	$—

Asia	—	190,266,313	—

Australia and Oceania	6,763,173	49,392,336	—

Europe	13,988,665	360,052,801	—

Securities Lending Reinvestment Vehicle	92,400	—	—

Total	$20,844,238	$604,904,601	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
U.S. Equity Dividend and Premium	Equity	—	$—		Variation margin on futures contracts and payable for written options, at value	$(29,820,951)	(a)
International Equity Dividend and Premium	Equity	Variation margin on futures Contracts	1,076	(a)	Variation margin on futures contracts and payable for written options, at value	(1,821,447)	(a)
Total			$1,076			$(31,642,398)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only variation margin as of June 30, 2020 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

65

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
U.S. Equity Dividend and Premium	Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$5,212,052	$17,515,891	2,662
International Equity Dividend and Premium	Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(2,422,351)	(246,657)	1,103
U.S. Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(178,166)	—	—
International Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(101,369)	45,015	12
Total			$2,510,166	$17,314,249	3,777

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
U.S. Equity Dividend and Premium	0.75%	0.68%	0.65%	0.64%	0.63%	0.70%	0.69	%*
International Equity Dividend and Premium	0.81	0.73	0.69	0.68	0.67	0.81	0.81
U.S. Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.67	0.67
International Tax-Managed Equity	0.85	0.77	0.73	0.72	0.71	0.85	0.85

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.
*	Effective April 29, 2020, GSAM agreed to waive a portion of its management fees in an amount equal to 0.04% as an annual percentage of the Fund’s average daily net assets. This waiver will be effective through at least April 29, 2021, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2020, GSAM waived $19,496, $174, $246 and $200 of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
U.S. Equity Dividend and Premium	$11,618	$6
International Equity Dividend and Premium	194	—
U.S. Tax-Managed Equity	2,113	—
International Tax-Managed Equity	28	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05%, 0.04% and 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Tax-Managed Equity, U.S. Tax-Managed Equity and U.S. Equity Dividend and Premium Funds, respectively. This arrangement will remain in effect through at least April 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to April 29, 2020 the transfer agency fee waiver was equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the U.S. Equity Dividend and Premium Fund.

Effective April 29, 2020, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium Fund. This arrangement will remain in effect through at least April 29, 2021, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. Prior to April 29, 2020, there was no transfer agency waiver in place for this Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds are 0.014%, 0.044%, 0.044% and 0.014%, respectively. These Other Expense limitations will remain in place through at least April 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 29, 2020, the other expense limitation was 0.094% for the international Equity Dividend and Premium Fund. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Transfer Agency Waivers/ Credits	Total Expense Reductions
U.S. Equity Dividend and Premium	$139,021	$280,165	$8,040	$43,907	$471,133
International Equity Dividend and Premium	174	158,002	337	320	158,833
U.S. Tax-Managed Equity	246	—	55,738	18,828	74,812
International Tax-Managed Equity	200	278,750	8,270	5,419	292,639

G.   Line of Credit Facility — As of June 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020	Shares as of June 30, 2020	Dividend Income from Affiliated Investment Company
U.S. Equity Dividend and Premium	$71,990,719	$393,125,985	$(454,066,228)	$11,050,476	11,050,476	$77,261
International Equity Dividend and Premium	—	7,864,113	(7,864,113)	—	—	304
U.S. Tax-Managed Equity	—	12,575,594	(12,575,594)	—	—	2,002
International Tax-Managed Equity	—	7,379,372	(7,379,372)	—	—	394

As of June 30, 2020, the following Goldman Sachs Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Tax-Advantaged Global Equity Portfolio
U.S. Equity Dividend and Premium	8%	—%
International Equity Dividend and Premium	48	—
U.S. Tax-Managed Equity	—	83
International Tax-Managed Equity	—	86

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were as follows:

Fund	Purchases	Sales
U.S. Equity Dividend and Premium	$491,524,580	$742,930,047
International Equity Dividend and Premium	26,320,949	87,694,924
U.S. Tax-Managed Equity	1,795,814,194	1,925,656,149
International Tax-Managed Equity	679,053,125	734,338,731

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Goldman Sachs International Equity Dividend and Premium Fund did not have securities on loan as of June 30, 2020.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2020		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
U.S. Equity Dividend and Premium	$5,702	$1,189	$488,950
U.S. Tax-Managed Equity	2,064	3,278	3,092,375
International Tax-Managed Equity	398	—	—

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7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2020:

Fund	Beginning Value as of December 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2020
U.S. Equity Dividend and Premium	$242,125	$21,750,620	$(17,898,850)	$4,093,895
U.S. Tax-Managed Equity	1,661,100	18,619,310	(15,905,560)	4,374,850
International Tax-Managed Equity	—	7,930,915	(7,838,515)	92,400

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2019, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	U.S. Equity Dividend and Premium	International Equity Dividend and Premium	U.S. Tax- Managed Equity	International Tax-Managed Equity
Capital loss carryforwards:
Perpetual Long-term	$—	$(45,412,766)	$—	$—
Perpetual Short-term	—	(3,191,026)	(10,066,851)	(28,973,021)
Total capital loss carryforwards	$—	$(48,603,792)	$(10,066,851)	$(28,973,021)
Timing differences (Real Estate Trusts/Post October Capital Loss Deferral)	$(40,653,154)	$(3,825,944)	$(497,332)	$(30,253)

As of June 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	U.S. Equity Dividend and Premium	International Equity Dividend and Premium	U.S. Tax- Managed Equity	International Tax-Managed Equity
Tax cost	$2,152,718,828	$188,082,879	$1,019,679,218	$532,858,820
Gross unrealized gain	613,101,003	34,636,565	560,505,023	96,971,028
Gross unrealized loss	(236,104,452)	(31,137,077)	(6,504,100)	(4,081,009)
Net unrealized gain	$376,996,551	$3,499,488	$554,000,923	$92,890,019

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts, and differences in the tax treatment of underlying fund investments, real estate investment trust investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Additionally, depending upon market conditions and political and legislative responses to market conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

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9. OTHER RISKS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	U.S. Equity Dividend and Premium Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,040,310	$12,876,339	3,056,373	$39,285,764
Reinvestment of distributions	82,255	949,359	889,529	11,728,159
Shares redeemed	(7,096,025)	(82,535,407)	(5,691,011)	(73,349,134)
	(5,973,460)	(68,709,709)	(1,745,109)	(22,335,211)
Class C Shares
Shares sold	383,440	4,712,320	924,958	12,022,572
Reinvestment of distributions	43,126	496,497	515,817	6,770,001
Shares redeemed	(1,815,239)	(21,698,841)	(3,088,704)	(39,697,509)
	(1,388,673)	(16,490,024)	(1,647,929)	(20,904,936)
Institutional Shares
Shares sold	30,242,611	373,373,200	27,399,731	351,102,955
Reinvestment of distributions	764,166	8,892,385	4,962,564	65,296,301
Shares redeemed	(33,768,849)	(392,690,594)	(36,040,359)	(462,689,279)
	(2,762,072)	(10,425,009)	(3,678,064)	(46,290,023)
Investor Shares
Shares sold	3,893,598	46,988,028	7,827,033	100,019,002
Reinvestment of distributions	337,147	3,897,336	2,321,996	30,558,077
Shares redeemed	(8,617,102)	(102,644,994)	(12,878,406)	(164,733,986)
	(4,386,357)	(51,759,630)	(2,729,377)	(34,156,907)
Class R6 Shares
Shares sold	139,371	1,760,994	974,711	12,338,634
Reinvestment of distributions	189,568	2,183,481	1,408,914	18,521,537
Shares redeemed	(5,607,783)	(63,346,377)	(3,791,893)	(48,917,286)
	(5,278,844)	(59,401,902)	(1,408,268)	(18,057,115)
Class P Shares
Shares sold	2,416,871	26,619,227	3,169,633	41,134,098
Reinvestment of distributions	501,896	5,789,495	3,449,581	45,356,789
Shares redeemed	(11,871,666)	(136,161,639)	(12,455,055)	(158,741,627)
	(8,952,899)	(103,752,917)	(5,835,841)	(72,250,740)

NET DECREASE	(28,742,305)	$(310,539,191)	(17,044,588)	$(213,994,932)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Dividend and Premium Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,805	$98,910	160,640	$1,119,609
Reinvestment of distributions	3,437	20,007	10,917	76,450
Shares redeemed	(60,198)	(344,867)	(179,244)	(1,253,699)
	(40,956)	(225,950)	(7,687)	(57,640)
Class C Shares
Shares sold	2,333	12,964	9,109	61,265
Reinvestment of distributions	887	4,979	2,875	19,416
Shares redeemed	(12,611)	(69,825)	(93,967)	(633,239)
	(9,391)	(51,882)	(81,983)	(552,558)
Institutional Shares
Shares sold	60,058	372,197	234,100	1,609,386
Reinvestment of distributions	7,055	40,084	38,991	268,313
Shares redeemed	(974,340)	(5,411,655)	(1,033,864)	(6,863,677)
	(907,227)	(4,999,374)	(760,773)	(4,985,978)
Investor Shares
Shares sold	100,993	615,549	615,772	4,164,770
Reinvestment of distributions	9,432	53,432	48,627	333,197
Shares redeemed	(724,341)	(4,169,872)	(692,609)	(4,761,589)
	(613,916)	(3,500,891)	(28,210)	(263,622)
Class R6 Shares
Shares sold	1,537,319	8,735,749	1,840,630	12,532,967
Reinvestment of distributions	226,251	1,288,119	652,849	4,485,573
Shares redeemed	(4,881,566)	(27,432,578)	(2,906,720)	(19,966,896)
	(3,117,996)	(17,408,710)	(413,241)	(2,948,356)
Class P Shares
Shares sold	1,139,205	6,275,217	1,083,033	7,345,129
Reinvestment of distributions	215,568	1,228,881	721,069	4,959,202
Shares redeemed	(6,107,172)	(36,497,959)	(7,644,217)	(52,325,488)
	(4,752,399)	(28,993,861)	(5,840,115)	(40,021,157)

NET DECREASE	(9,441,885)	$(55,180,668)	(7,132,009)	$(48,829,311)

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	113,273	$2,601,402	367,737	$8,754,341
Reinvestment of distributions	—	—	9,519	242,819
Shares redeemed	(254,960)	(5,564,419)	(528,967)	(12,305,907)
	(141,687)	(2,963,017)	(151,711)	(3,308,747)
Class C Shares
Shares sold	64,356	1,517,153	171,848	3,814,200
Shares redeemed	(53,949)	(1,114,403)	(153,960)	(3,398,831)
	10,407	402,750	17,888	415,369
Institutional Shares
Shares sold	182,002	4,193,394	346,325	8,423,356
Reinvestment of distributions	—	—	9,234	241,277
Shares redeemed	(239,951)	(5,609,997)	(272,332)	(6,472,774)
	(57,949)	(1,416,603)	83,227	2,191,859
Service Shares
Shares sold	11,478	226,411	35,178	818,458
Reinvestment of distributions	—	—	191	4,899
Shares redeemed	(11,090)	(246,546)	(6,815)	(157,801)
	388	(20,135)	28,554	665,556
Investor Shares
Shares sold	14,325	357,648	139,533	3,303,231
Reinvestment of distributions	—	—	4,831	125,136
Shares redeemed	(307,996)	(6,427,706)	(174,752)	(4,115,511)
	(293,671)	(6,070,058)	(30,388)	(687,144)
Class R6 Shares
Shares sold	2,147,434	51,673,975	4,886,035	115,485,900
Reinvestment of distributions	—	—	423,195	10,960,763
Shares redeemed	(7,651,627)	(170,247,196)	(4,368,806)	(105,022,152)
Shares redeemed in connection with in-kind transactions	(2,704,604)	(68,110,000)	(1,108,855)	(25,670,000)
	(8,208,797)	(186,683,221)	(168,431)	(4,245,489)
Class P Shares
Shares sold	358,297	8,186,144	1,231,197	29,067,937
Reinvestment of distributions	—	—	36,899	956,057
Shares redeemed	(853,737)	(18,913,218)	(652,654)	(15,235,653)
	(495,440)	(10,727,074)	615,442	14,788,341

NET INCREASE (DECREASE)	(9,186,749)	$(207,477,358)	394,581	$ 9,819,745

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	42,830	$376,009	161,876	$1,590,795
Reinvestment of distributions	—	—	12,810	133,226
Shares redeemed	(156,726)	(1,361,796)	(279,348)	(2,759,236)
	(113,896)	(985,787)	(104,662)	(1,035,215)
Class C Shares
Shares sold	6,488	65,193	12,295	118,240
Reinvestment of distributions	—	—	499	5,069
Shares redeemed	(24,409)	(220,866)	(178,255)	(1,676,685)
	(17,921)	(155,673)	(165,461)	(1,553,376)
Institutional Shares
Shares sold	380,320	3,223,451	968,265	9,288,202
Reinvestment of distributions	—	—	29,745	308,452
Shares redeemed	(744,480)	(6,255,671)	(1,383,081)	(13,552,150)
	(364,160)	(3,032,220)	(385,071)	(3,955,496)
Investor Shares
Shares sold	336,655	3,072,866	737,469	7,144,162
Reinvestment of distributions	—	—	32,374	335,718
Shares redeemed	(894,938)	(7,842,377)	(583,575)	(5,718,058)
	(558,283)	(4,769,511)	186,268	1,761,822
Class R6 Shares
Shares sold	4,307,509	37,719,870	6,844,339	66,290,099
Reinvestment of distributions	—	—	1,255,232	12,928,884
Shares redeemed	(8,973,591)	(76,575,092)	(4,148,192)	(40,824,557)
	(4,666,082)	(38,855,222)	3,951,379	38,394,426
Class P Shares
Shares sold	2,662,539	21,023,554	903,808	8,659,459
Reinvestment of distributions	—	—	124,595	1,284,575
Shares redeemed	(3,050,941)	(26,712,108)	(1,835,911)	(17,738,562)
	(388,402)	(5,688,554)	(807,508)	(7,794,528)

NET INCREASE (DECREASE)	(6,108,744)	$(53,486,967)	2,674,945	$ 25,817,633

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

78

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Fund Expenses — Six Month Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6 or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) contingent deferred sales charges on redemptions (with respect to Class C Shares), (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	U.S. Equity Dividend and Premium Fund				International Equity Dividend and Premium Fund				U.S. Tax-Managed Equity Fund				International Tax-Managed Equity Fund
Share Class	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*	Beginning Account Value 01/01/20	Ending Account Value 06/30/20		Expenses Paid for the 6 Months Ended 06/30/20*
Class A
Actual	$1,000	$957.70		$5.40	$1,000	$856.10		$6.05	$1,000	$968.70		$5.29	$1,000	$905.10		$5.83
Hypothetical 5% return	1,000	1,019.34	+	5.57	1,000	1,018.35	+	6.57	1,000	1,019.49	+	5.42	1,000	1,018.75	+	6.17
Class C
Actual	1,000	954.10		9.04	1,000	853.20		9.49	1,000	965.20		8.94	1,000	901.80		9.36
Hypothetical 5% return	1,000	1,015.61	+	9.32	1,000	1,014.62	+	10.32	1,000	1,015.76	+	9.17	1,000	1,015.02	+	9.92
Institutional
Actual	1,000	959.70		3.61	1,000	856.40		4.34	1,000	970.20		3.62	1,000	906.70		4.27
Hypothetical 5% return	1,000	1,021.18	+	3.72	1,000	1,020.19	+	4.72	1,000	1,021.18	+	3.72	1,000	1,020.39	+	4.52
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	967.70		6.07	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,018.70	+	6.22	N/A	N/A		N/A
Investor
Actual	1,000	959.10		4.19	1,000	856.70		4.89	1,000	969.90		4.07	1,000	906.70		4.65
Hypothetical 5% return	1,000	1,020.59	+	4.32	1,000	1,019.59	+	5.32	1,000	1,020.74	+	4.17	1,000	1,019.99	+	4.92
Class R6
Actual	1,000	959.70		3.56	1,000	857.70		4.30	1,000	970.30		3.58	1,000	907.10		4.22
Hypothetical 5% return	1,000	1,021.23	+	3.67	1,000	1,020.24	+	4.67	1,000	1,021.23	+	3.67	1,000	1,020.44	+	4.47
Class P
Actual	1,000	959.70		3.56	1,000	857.90		4.30	1,000	970.30		3.58	1,000	907.20		4.22
Hypothetical 5% return	1,000	1,021.23	+	3.67	1,000	1,020.24	+	4.67	1,000	1,021.23	+	3.67	1,000	1,020.44	+	4.47

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
U.S. Equity Dividend and Premium	1.11%	1.86%	0.74%	N/A	0.86%	0.73%	0.73%
International Equity Dividend and Premium	1.31	2.06	0.94	N/A	1.06	0.93	0.93
U.S. Tax-Managed Equity	1.08	1.83	0.74	1.24	0.83	0.73	0.73
International Tax-Managed Equity	1.23	1.98	0.90	N/A	0.98	0.89	0.89

79

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-,

81

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees considered that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They noted that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2020. The Trustees observed that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three , five-, and ten-year periods ended March 31, 2020. They also noted that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and the third quartile for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees also observed that each of the Funds experienced certain portfolio management changes in the first half of 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

82

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International Equity Dividend and Premium Fund	International Tax-Managed Equity Fund	U.S. Equity Dividend and Premium Fund	U.S. Tax-Managed Equity Fund

First $1 billion	0.81%	0.85%	0.75%	0.70%

Next $1 billion	0.73	0.77	0.68	0.63

Next $3 billion	0.69	0.73	0.65	0.60

Next $3 billion	0.68	0.72	0.64	0.59

Over $8 billion	0.67	0.71	0.63	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; the transfer agent’s undertaking to waive a portion of its fee with respect to the International Tax-Managed Equity Fund, U.S. Equity Dividend and Premium Fund and U.S. Tax-Managed Equity Fund and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund and U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the

83

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2021.

84

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211768-OTU-1244925 TAXADVSAR-20

Goldman Sachs Funds

Semi-Annual Report	June 30, 2020

Dynamic Global Equity Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Dynamic Global Equity Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Dynamic Global Equity Fund

as of June 30, 2020

PERFORMANCE REVIEW

January 1, 2020–June 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® ACWI Index[2]

Class A	-8.13%	-6.25%
Class C	-8.43	-6.25
Institutional	-7.93	-6.25
Service	-8.13	-6.25
Investor	-7.98	-6.25
Class R6	-7.93	-6.25
Class R	-8.20	-6.25
Class P	-7.92	-6.25

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Fund’s benchmark is the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”). The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, tactical fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2020. Actual underlying fund weighting in the Fund may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

3

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Fund. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 92.0%
Equity – 32.8%
5,341,607	Goldman Sachs International Equity Insights Fund – Class R6	$61,588,725
1,595,046	Goldman Sachs Large Cap Growth Insights Fund – Class R6	57,916,117
2,365,910	Goldman Sachs Large Cap Value Insights Fund – Class R6	43,982,274
2,645,142	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	23,700,469
637,099	Goldman Sachs Small Cap Equity Insights Fund – Class R6	14,812,542
1,098,043	Goldman Sachs Global Infrastructure Fund – Class R6	12,440,827
1,097,411	Goldman Sachs International Small Cap Insights Fund – Class R6	11,511,846
1,104,760	Goldman Sachs Global Real Estate Securities Fund – Class R6	9,964,934

		235,917,734

Exchange Traded Funds – 59.2%
3,148,296	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	197,083,330
4,519,094	Goldman Sachs ActiveBeta International Equity ETF	120,162,709
1,779,023	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	53,886,607
685,277	Goldman Sachs MarketBeta International Equity ETF	30,025,412
585,460	Goldman Sachs MarketBeta Emerging Markets Equity ETF	25,603,629

		426,761,687

TOTAL UNDERLYING FUNDS – 92.0%
(Cost $644,275,642)		$662,679,421

Shares	Dividend Rate	Value

Investment Company(a) – 4.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,743,681	0.155%	$31,743,681
(Cost $31,743,681)

TOTAL INVESTMENTS – 96.4%
(Cost $676,019,323)		$694,423,102

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		25,784,390

NET ASSETS – 100.0%		$720,207,492

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	8,558,330	GBP	6,800,000	09/16/20	$128,624
	USD	1,404,732	SEK	13,050,000	09/16/20	2,916
	USD	337,507	NOK	3,200,000	09/16/20	4,952
	USD	3,642,503	AUD	5,260,000	09/16/20	11,625

TOTAL						$148,117

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	12,561,367	JPY	1,363,000,000	09/16/20	$(75,103)
	USD	687,846	SGD	960,000	09/16/20	(1,171)
	USD	4,828,166	CHF	4,630,000	09/16/20	(69,926)
	USD	128,397	NZD	200,000	09/16/20	(653)
	USD	910,524	DKK	6,030,000	09/16/20	(176)
	USD	16,405,839	EUR	14,580,000	09/16/20	(2,932)
	USD	161,706	ILS	560,000	09/16/20	(296)
	USD	1,984,051	HKD	15,400,000	09/16/20	(1,984)

TOTAL						$(152,241)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Mini MSCI EAFE Index	242	09/18/20	$21,518,640	$7,183
S&P 500 E-Mini Index	416	09/18/20	64,276,160	706,320
S&P Toronto Stock Exchange 60 Index	50	09/17/20	6,839,275	118,265

TOTAL FUTURES CONTRACTS				$831,768

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	121	$302,500	$468,875	$136,243	$332,632
Eurodollar Futures	98.25	06/14/2021	102	255,000	400,350	115,912	284,438
Eurodollar Futures	98.25	09/13/2021	100	250,000	394,375	118,194	276,181

TOTAL			323	$807,500	$1,263,600	$370,349	$893,251

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
S&P 500 Index	$3,035.00	07/31/2020	(1)	$(100)	$(12,610)	$(5,412)	$(7,198)
S&P 500 Index	3,080.00	07/31/2020	(2)	(200)	(19,190)	(13,926)	(5,264)
S&P 500 Index	3,140.00	07/31/2020	(3)	(300)	(18,270)	(13,284)	(4,986)
S&P 500 Index	3,170.00	07/31/2020	(8)	(800)	(37,040)	(30,706)	(6,334)
S&P 500 Index	3,175.00	07/01/2020	(10)	(1,000)	(475)	(39,266)	38,791

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE TRADED OPTIONS ON EQUITIES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls (continued)
S&P 500 Index	$3,175.00	07/31/2020	(8)	$(800)	$(35,280)	$(29,345)	$(5,935)
S&P 500 Index	3,180.00	07/31/2020	(8)	(800)	(33,560)	(27,748)	(5,812)
S&P 500 Index	3,185.00	07/31/2020	(8)	(800)	(32,040)	(26,472)	(5,568)
S&P 500 Index	3,190.00	07/31/2020	(8)	(800)	(30,360)	(25,114)	(5,246)
S&P 500 Index	3,225.00	07/31/2020	(3)	(300)	(7,860)	(15,283)	7,423
S&P 500 Index	3,250.00	07/22/2020	(10)	(1,000)	(11,550)	(21,137)	9,587
S&P 500 Index	3,275.00	07/15/2020	(10)	(1,000)	(4,500)	(29,212)	24,712
S&P 500 Index	3,275.00	07/31/2020	(1)	(100)	(1,480)	(2,499)	1,019
S&P 500 Index	3,295.00	07/31/2020	(1)	(100)	(1,175)	(4,075)	2,900
S&P 500 Index	3,320.00	07/08/2020	(9)	(900)	(653)	(22,794)	22,141
S&P 500 Index	3,320.00	08/31/2020	(2)	(200)	(5,080)	(7,228)	2,148
S&P 500 Index	3,340.00	08/31/2020	(2)	(200)	(4,300)	(10,174)	5,874
S&P 500 Index	3,360.00	07/31/2020	(2)	(200)	(1,180)	(6,688)	5,508
S&P 500 Index	3,395.00	08/31/2020	(1)	(100)	(1,360)	(4,171)	2,811

			(97)	$(9,700)	$(257,963)	$(334,534)	$76,571
Puts
S&P 500 Index	2,660.00	07/31/2020	(1)	(100)	(1,275)	(9,205)	7,930
S&P 500 Index	2,730.00	07/31/2020	(2)	(200)	(3,540)	(13,044)	9,504
S&P 500 Index	2,825.00	07/31/2020	(3)	(300)	(8,325)	(24,959)	16,634
S&P 500 Index	2,930.00	07/31/2020	(8)	(800)	(35,640)	(40,061)	4,421
S&P 500 Index	2,935.00	07/31/2020	(8)	(800)	(36,440)	(40,881)	4,441
S&P 500 Index	2,940.00	07/31/2020	(11)	(1,100)	(51,205)	(61,232)	10,027
S&P 500 Index	2,945.00	07/31/2020	(8)	(800)	(38,000)	(42,706)	4,706
S&P 500 Index	2,950.00	07/31/2020	(8)	(800)	(38,960)	(43,700)	4,740
S&P 500 Index	2,955.00	08/31/2020	(2)	(200)	(17,450)	(20,817)	3,367
S&P 500 Index	2,980.00	07/01/2020	(10)	(1,000)	(800)	(37,333)	36,533
S&P 500 Index	2,980.00	08/31/2020	(2)	(200)	(18,790)	(23,593)	4,803
S&P 500 Index	2,990.00	07/31/2020	(1)	(100)	(5,785)	(7,883)	2,098
S&P 500 Index	3,010.00	07/15/2020	(10)	(1,000)	(35,500)	(58,014)	22,514
S&P 500 Index	3,015.00	07/31/2020	(1)	(100)	(6,445)	(8,790)	2,345
S&P 500 Index	3,030.00	07/22/2020	(10)	(1,000)	(53,400)	(77,065)	23,665
S&P 500 Index	3,050.00	08/31/2020	(1)	(100)	(11,515)	(10,221)	(1,294)
S&P 500 Index	3,080.00	07/31/2020	(2)	(200)	(17,010)	(16,010)	(1,000)
S&P 500 Index	3,110.00	07/08/2020	(9)	(900)	(45,405)	(52,560)	7,155

			(97)	$(9,700)	$(425,485)	$(588,074)	$162,589

TOTAL			(194)	$(19,400)	$(683,448)	$(922,608)	$239,160

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments in Affiliated Funds, at value (cost $676,019,323)	$694,423,102
Purchased options, at value (premium paid $370,349)	1,263,600
Cash	13,279,006
Foreign currencies, at value (cost $42,967)	57,751
Unrealized gain on forward foreign currency exchange contracts	148,117
Variation margin on futures contracts	877,548
Receivables:
Collateral on certain derivative contracts(a)	12,377,654
Investments sold	348,700
Reimbursement from investment adviser	36,987
Fund shares sold	8,572
Dividends	6,873
Other assets	64,054
Total assets	722,891,964

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	152,241
Written option contracts, at value (premium received $922,608)	683,448
Payables:
Fund shares redeemed	1,110,129
Due to broker	286,182
Investments purchased	173,837
Management fees	88,535
Distribution and Service fees and Transfer Agency fees	79,025
Accrued expenses	111,075
Total liabilities	2,684,472

Net Assets:
Paid-in capital	708,197,376
Total distributable earnings	12,010,116
NET ASSETS	$720,207,492
Net Assets:
Class A	$141,086,985
Class C	13,257,921
Institutional	12,697,711
Service	219,670
Investor	4,046,938
Class R6	440,414,763
Class R	5,394,065
Class P	103,089,439
Total Net Assets	$720,207,492
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,946,735
Class C	772,627
Institutional	705,527
Service	12,390
Investor	230,995
Class R6	24,464,464
Class R	306,837
Class P	5,723,790
Net asset value, offering and redemption price per share:(b)
Class A	$17.75
Class C	17.16
Institutional	18.00
Service	17.73
Investor	17.52
Class R6	18.00
Class R	17.58
Class P	18.01

(a)	Includes segregated cash of $7,418,695, $60,000 and $4,898,959 relating to initial margin requirements and/or collateral on futures, forward foreign currency and options transactions, respectively.
(b)	Maximum public offering price per share for Class A Shares is $18.78. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:

Dividends from Affiliated Funds	$4,215,092

Interest	4,053

Total investment income	4,219,145

Expenses:

Management fees	537,597

Distribution and Service fees(a)	261,685

Transfer Agency fees(a)	223,345

Registration fees	66,537

Professional fees	56,637

Printing and mailing costs	44,178

Custody, accounting and administrative services	42,774

Trustee fees	9,611

Prime Broker Fees	620

Service Share fees — Service Plan	354

Service Share fees — Shareholder Administration Plan	354

Other	6,993

Total expenses	1,250,685

Less — expense reductions	(212,809)

Net expenses	1,037,876

NET INVESTMENT INCOME	3,181,269

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	(5,119,689)

Purchased options	8,037,379

Futures contracts	(18,516,012)

Written options	(3,616,206)

Forward foreign currency exchange contracts	384,185

Foreign currency transactions	962

Net change in unrealized gain (loss) on:

Affiliated Funds	(53,158,482)

Purchased options	1,051,168

Futures contracts	(1,408,952)

Written options	245,330

Forward foreign currency exchange contracts	458,777

Foreign currency translation	(5,240)

Net realized and unrealized loss	(71,646,780)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,465,511)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
$175,788	$72,709	$13,188	$119,536	$12,361	$2,856	$57	$3,380	$64,518	$4,484	$16,153

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Fiscal Year Ended December 31, 2019
From operations:

Net investment income	$3,181,269	$13,090,820

Net realized gain (loss)	(18,829,381)	45,816,987

Net change in unrealized gain (loss)	(52,817,399)	72,518,111

Net increase (decrease) in net assets resulting from operations	(68,465,511)	131,425,918

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(8,721,949)

Class C Shares	—	(853,186)

Institutional Shares	—	(757,246)

Service Shares	—	(19,202)

Investor Shares	—	(257,107)

Class R6 Shares	—	(27,511,667)

Class R Shares	—	(324,233)

Class P Shares	—	(7,237,115)

Total distributions to shareholders	—	(45,681,705)

From share transactions:

Proceeds from sales of shares	27,591,746	523,768,845

Reinvestment of distributions	—	44,747,494

Cost of shares redeemed	(47,976,709)	(139,697,167)

Net increase (decrease) in net assets resulting from share transactions	(20,384,963)	428,819,172

TOTAL INCREASE (DECREASE)	(88,850,474)	514,563,385

Net assets:

Beginning of period	809,057,966	294,494,581

End of period	$720,207,492	$809,057,966

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class A Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.32		$16.26	$18.84	$15.25	$14.44	$14.46

Net investment income(a)(b)	0.05		0.29	0.20	0.16	0.16	0.09

Net realized and unrealized gain (loss)	(1.62)		3.86	(2.35)	3.80	0.83	0.03

Total from investment operations	(1.57)		4.15	(2.15)	3.96	0.99	0.12

Distributions to shareholders from net investment income	—		(0.27)	(0.43)	(0.37)	(0.18)	(0.14)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.09)	(0.43)	(0.37)	(0.18)	(0.14)

Net asset value, end of period	$17.75		$19.32	$16.26	$18.84	$15.25	$14.44

Total return(c)	(8.13)%		25.66%	(11.40)%	25.96%	6.81%	0.83%

Net assets, end of period (in 000s)	$141,087		$162,028	$135,758	$137,276	$124,514	$134,851

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.58%	0.58%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.63	%(e)	0.66%	0.66%	0.67%	0.69%	0.67%

Ratio of net investment income to average net assets(b)	0.60	%(e)	1.56%	1.09%	0.93%	1.12%	0.63%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class C Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$18.74		$15.77	$18.01	$14.58	$13.82	$13.83

Net investment income (loss)(a)(b)	(0.02)		0.10	(0.05)	0.01	0.05	(0.02)

Net realized and unrealized gain (loss)	(1.56)		3.77	(2.12)	3.65	0.78	0.04

Total from investment operations	(1.58)		3.87	(2.17)	3.66	0.83	0.02

Distributions to shareholders from net investment income	—		(0.08)	(0.07)	(0.23)	(0.07)	(0.03)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(0.90)	(0.07)	(0.23)	(0.07)	(0.03)

Net asset value, end of period	$17.16		$18.74	$15.77	$18.01	$14.58	$13.82

Total return(c)	(8.43)%		24.72%	(12.04)%	25.08%	5.95%	0.13%

Net assets, end of period (in 000s)	$13,258		$17,348	$23,020	$68,315	$75,027	$83,743

Ratio of net expenses to average net assets(d)	1.32	%(e)	1.33%	1.33%	1.34%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.38	%(e)	1.41%	1.40%	1.42%	1.44%	1.42%

Ratio of net investment income (loss) to average net assets(b)	(0.21	)%(e)	0.58%	(0.29)%	0.08%	0.33%	(0.15)%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.55		$16.43	$19.01	$15.38	$14.57	$14.58

Net investment income(a)(b)	0.08		0.34	0.09	0.24	0.23	0.16

Net realized and unrealized gain (loss)	(1.63)		3.93	(2.20)	3.83	0.82	0.03

Total from investment operations	(1.55)		4.27	(2.11)	4.07	1.05	0.19

Distributions to shareholders from net investment income	—		(0.33)	(0.47)	(0.44)	(0.24)	(0.20)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.15)	(0.47)	(0.44)	(0.24)	(0.20)

Net asset value, end of period	$18.00		$19.55	$16.43	$19.01	$15.38	$14.57

Total return(c)	(7.93)%		26.18%	(11.07)%	26.48%	7.18%	1.31%

Net assets, end of period (in 000s)	$12,698		$13,423	$16,974	$155,828	$119,108	$117,357

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.28%	0.26%	0.28%	0.29%	0.27%

Ratio of net investment income to average net assets(b)	0.86	%(e)	1.82%	0.47%	1.40%	1.55%	1.05%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Service Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.30		$16.20	$18.75	$15.19	$14.39	$14.40

Net investment income(a)(b)	0.04		0.21	0.15	0.16	0.15	0.08

Net realized and unrealized gain (loss)	(1.61)		3.89	(2.31)	3.76	0.81	0.03

Total from investment operations	(1.57)		4.10	(2.16)	3.92	0.96	0.11

Distributions to shareholders from net investment income	—		(0.18)	(0.39)	(0.36)	(0.16)	(0.12)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.00)	(0.39)	(0.36)	(0.16)	(0.12)

Net asset value, end of period	$17.73		$19.30	$16.20	$18.75	$15.19	$14.39

Total return(c)	(8.13)%		25.49%	(11.48)%	25.79%	6.66%	0.78%

Net assets, end of period (in 000s)	$220		$380	$543	$684	$470	$577

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.70%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.78%	0.77%	0.78%	0.79%	0.77%

Ratio of net investment income to average net assets(b)	0.42	%(e)	1.16%	0.80%	0.91%	1.01%	0.52%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Investor Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.04		$16.03	$18.58	$15.03	$14.25	$14.27

Net investment income(a)(b)	0.07		0.30	0.24	0.18	0.21	0.13

Net realized and unrealized gain (loss)	(1.59)		3.84	(2.32)	3.78	0.79	0.03

Total from investment operations	(1.52)		4.14	(2.08)	3.96	1.00	0.16

Distributions to shareholders from net investment income	—		(0.31)	(0.47)	(0.41)	(0.22)	(0.18)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.13)	(0.47)	(0.41)	(0.22)	(0.18)

Net asset value, end of period	$17.52		$19.04	$16.03	$18.58	$15.03	$14.25

Total return(c)	(7.98)%		25.97%	(11.18)%	26.35%	6.99%	1.11%

Net assets, end of period (in 000s)	$4,047		$4,517	$5,703	$5,481	$5,663	$5,282

Ratio of net expenses to average net assets(d)	0.32	%(e)	0.33%	0.33%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.38	%(e)	0.41%	0.41%	0.42%	0.44%	0.42%

Ratio of net investment income to average net assets(b)	0.86	%(e)	1.66%	1.28%	1.07%	1.47%	0.91%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.55		$16.44	$19.04	$15.37	$14.57	$15.38

Net investment income(b)(c)	0.09		0.49	1.61	0.12	0.24	0.14

Net realized and unrealized gain (loss)	(1.64)		3.78	(3.71)	3.96	0.80	(0.74)

Total from investment operations	(1.55)		4.27	(2.10)	4.08	1.04	(0.60)

Distributions to shareholders from net investment income	—		(0.34)	(0.50)	(0.41)	(0.24)	(0.21)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.16)	(0.50)	(0.41)	(0.24)	(0.21)

Net asset value, end of period	$18.00		$19.55	$16.44	$19.04	$15.37	$14.57

Total return(d)	(7.93)%		26.14%	(11.00)%	26.54%	7.12%	(3.93)%

Net assets, end of period (in 000s)	$440,415		$478,073	$4,485	$13	$10	$10

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.18%	0.18%	0.19%	0.18	%(f)

Ratio of total expenses to average net assets(e)	0.24	%(f)	0.26%	0.32%	0.24%	0.28%	0.29	%(f)

Ratio of net investment income to average net assets(c)	1.01	%(f)	2.55%	9.20%	0.66%	1.63%	2.32	%(f)

Portfolio turnover rate(g)	6%		40%	11%	53%	39%	18%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.15		$16.13	$18.69	$15.15	$14.37	$14.37

Net investment income(a)(b)	0.03		0.24	0.14	0.19	0.16	0.04

Net realized and unrealized gain (loss)	(1.60)		3.82	(2.32)	3.70	0.78	0.05

Total from investment operations	(1.57)		4.06	(2.18)	3.89	0.94	0.09

Distributions to shareholders from net investment income	—		(0.22)	(0.38)	(0.35)	(0.16)	(0.09)

Distributions to shareholders from net realized gains	—		(0.82)	—	—	—	—

Total distributions	—		(1.04)	(0.38)	(0.35)	(0.16)	(0.09)

Net asset value, end of period	$17.58		$19.15	$16.13	$18.69	$15.15	$14.37

Total return(c)	(8.20)%		25.36%	(11.63)%	25.70%	6.49%	0.61%

Net assets, end of period (in 000s)	$5,394		$5,922	$4,938	$5,910	$2,031	$1,785

Ratio of net expenses to average net assets(d)	0.82	%(e)	0.83%	0.83%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.88	%(e)	0.91%	0.91%	0.92%	0.94%	0.92%

Ratio of net investment income to average net assets(b)	0.36	%(e)	1.31%	0.77%	1.06%	1.10%	0.28%

Portfolio turnover rate(f)	6%		40%	11%	53%	39%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class P Shares
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$19.56		$16.44	$19.43

Net investment income(b)(c)	0.08		0.37	0.31

Net realized and unrealized gain (loss)	(1.63)		3.91	(2.80)

Total from investment operations	(1.55)		4.28	(2.49)

Distributions to shareholders from net investment income	—		(0.34)	(0.50)

Distributions to shareholders from net realized gains	—		(0.82)	—

Total distributions	—		(1.16)	(0.50)

Net asset value, end of period	$18.01		$19.56	$16.44

Total return(d)	(7.92)%		26.19%	(12.80)%

Net assets, end of period (in 000s)	$103,089		$127,367	$103,074

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.19%	0.18	%(f)

Ratio of total expenses to average net assets(e)	0.24	%(f)	0.27%	0.27	%(f)

Ratio of net investment income to average net assets(e)	0.97	%(f)	1.96%	2.33	%(f)

Portfolio turnover rate(g)	6%		40%	11%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Dynamic Global Equity Fund (the “Fund”). The Fund is a diversified fund and currently offers eight classes of shares: Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

The Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)) (collectively, the “Underlying Funds”), futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in Underlying Funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Fund and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

19

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

20

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

21

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$235,917,734	$—	$—

Exchange Traded Funds	426,761,687	—	—

Investment Company	31,743,681	—	—

Total	$694,423,102	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$148,117	$—

Futures Contracts(a)	831,768	—	—

Options Purchased Contracts	1,263,600	—	—

Total	$2,095,368	$148,117	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(152,241)	$—

Written Option Contracts	(683,448)	—	—

Total	$(683,448)	$(152,241)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

22

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2020. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$1,263,600	—	$—
Equity	Variation margin on future contracts(a)	831,768	Written options, at value	(683,448)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	148,117	Payable for unrealized loss on forward foreign currency contracts	(152,241)
Total		$2,243,485		$(835,689)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2020 is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest	Net change in unrealized gain (loss) from futures /Net change in unrealized gain (loss) on purchased options	$11,634	$539,233	1
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(14,106,473)	(651,687)	1,535
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	384,185	458,777	12
Total		$(13,710,654)	$346,323	1,548

(a)	Average number of contracts is based on the average of month end balances for the six months period ended June 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets of 0.15% for the Fund.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

23

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

The Trust, on behalf of Service Shares of the Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2020, Goldman Sachs retained $5,794 of the front end sales charges and $319 of the CDSC for this Fund.

D.  Service and Shareholder Administration Plans — The Trust, on behalf of the Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Fund, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.004%. These Other Expense limitations will remain in place through at least April 29, 2021 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Transfer Agency Credits	Other Expense Reimbursements	Total Expense Reductions
$414	$212,395	$212,809

24

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of June 30, 2020, the Fund participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2020, the Fund did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — The Fund invests primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Fund. The table below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2020 (in thousands):

Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$64,004	$—	$(2,110)	$(551)	$(7,456)	$53,887	1,779	$243
Goldman Sachs ActiveBeta International Equity ETF	139,467	6,959	(8,005)	(1,510)	(16,748)	120,163	4,519	1,279
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	207,170	6,990	(8,249)	(1,894)	(6,934)	197,083	3,148	1,740
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	30,633	3,000	(7,000)	(1,165)	(1,768)	23,700	2,645	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	107,461	171,440	(247,157)	—	—	31,744	31,744	365
Goldman Sachs Global Infrastructure Fund — Class R6	13,577	102	—	—	(1,238)	12,441	1,098	102
Goldman Sachs Global Real Estate Securities Fund — Class R6	12,165	85	—	—	(2,285)	9,965	1,105	85
Goldman Sachs International Equity Insights Fund — Class R6	69,334	—	—	—	(7,745)	61,589	5,342	—
Goldman Sachs International Small Cap Insights Fund — Class R6	13,158	—	—	—	(1,646)	11,512	1,097	—
Goldman Sachs Large Cap Growth Insights Fund — Class R6	53,450	—	—	—	4,466	57,916	1,595	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	52,009	401	—	—	(8,428)	43,982	2,366	401

25

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Underlying Funds	Market Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2020	Shares as of 6/30/2020	Dividend Income
Goldman Sachs MarketBeta Emerging Markets Equity ETF	$—	$26,020	$—	$—	$(416)	$25,604	585	$—
Goldman Sachs MarketBeta International Equity ETF	—	30,016	—	—	9	30,025	685	—
Goldman Sachs Small Cap Equity Insights Fund — Class R6	17,781	—	—	—	(2,969)	14,812	637	—

Total	$780,209	$245,013	$(272,521)	$(5,120)	$(53,158)	$694,423		$4,215

As of June 30, 2020, the Goldman Sachs Growth Strategy, Goldman Sachs Growth and Income Strategy and Goldman Sachs Balanced Strategy Portfolios beneficially owned 24%, 25% and 11%, respectively, of the total outstanding shares of the Fund.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2020, were $73,573,661 and $37,952,849, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2019, the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Qualified Late Year Loss Deferral)	$(258,826)

As of June 30, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$681,558,945
Gross unrealized gain	40,312,586
Gross unrealized loss	(27,448,429)
Net unrealized gain (loss)	$12,864,157

The difference between GAAP-basis and tax basis unrealized gains/(losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts and net mark to market gains/(losses) on foreign currency contracts.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

26

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. The Fund that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Fiscal Year Ended December 31, 2019
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	257,898	$4,439,077	866,854	$16,168,522
Reinvestment of distributions	—	—	421,756	8,029,181
Shares redeemed	(698,059)	(11,900,437)	(1,251,441)	(23,256,094)
	(440,161)	(7,461,360)	37,169	941,609
Class C Shares
Shares sold	17,391	286,878	49,667	884,384
Reinvestment of distributions	—	—	43,467	794,194
Shares redeemed	(170,359)	(2,669,115)	(627,192)	(11,237,602)
	(152,968)	(2,382,237)	(534,058)	(9,559,024)
Institutional Shares
Shares sold	595,461	11,757,880	220,932	4,221,884
Reinvestment of distributions	—	—	38,266	739,185
Shares redeemed	(576,656)	(10,624,162)	(605,325)	(11,065,822)
	18,805	1,133,718	(346,127)	(6,104,753)
Service Shares
Shares sold	100	1,748	405	7,344
Reinvestment of distributions	—	—	502	9,503
Shares redeemed	(7,400)	(111,310)	(14,710)	(288,765)
	(7,300)	(109,562)	(13,803)	(271,918)
Investor Shares
Shares sold	17,596	297,186	52,316	950,282
Reinvestment of distributions	—	—	13,675	257,107
Shares redeemed	(23,811)	(386,891)	(184,609)	(3,377,794)
	(6,215)	(89,705)	(118,618)	(2,170,405)
Class R6 Shares
Shares sold	370,147	7,268,307	26,778,726	491,425,595
Reinvestment of distributions	—	—	1,415,765	27,357,672
Shares redeemed	(357,837)	(5,309,709)	(4,015,155)	(77,497,054)
	12,310	1,958,598	24,179,336	441,286,213
Class R Shares
Shares sold	21,133	358,835	47,986	873,254
Reinvestment of distributions	—	—	17,178	323,537
Shares redeemed	(23,501)	(384,742)	(62,050)	(1,149,782)
	(2,368)	(25,907)	3,114	47,009
Class P Shares
Shares sold	193,023	3,181,835	498,856	9,237,580
Reinvestment of distributions	—	—	374,313	7,237,115
Shares redeemed	(980,601)	(16,590,343)	(629,931)	(11,824,254)
	(787,578)	(13,408,508)	243,238	4,650,441

NET INCREASE (DECREASE)	(1,365,475)	$(20,384,963)	23,450,251	$428,819,172

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Dynamic Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and the Underlying Equity Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and the Underlying Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund, the Underlying Funds, and the Investment Adviser and its affiliates.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Fund and the Underlying Funds. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s and Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing the Underlying Funds.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2020. They also noted that in February 2019, the Fund had been repositioned from the Equity Growth Strategy Portfolio, which involved changes to the Fund’s investment strategies.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds, and determined that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund and/or the Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund and/or the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund and the Underlying Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Fund’s and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to the Fund and certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Fund’s and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Fund’s and Underlying Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2021.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Liquidity Risk Management Program

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Fund Expenses — Six Months Period Ended June 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Fund invests. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Global Equity Fund
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20		Expenses Paid for the 6 months ended 6/30/20*
Class A
Actual	$1,000.00	$918.70		$2.72
Hypothetical 5% return	1,000.00	1,022.03	+	2.87
Class C
Actual	1,000.00	915.70		6.29
Hypothetical 5% return	1,000.00	1,018.30	+	6.62
Institutional
Actual	1,000.00	920.70		0.91
Hypothetical 5% return	1,000.00	1,023.92	+	0.96
Service
Actual	1,000.00	918.70		3.29
Hypothetical 5% return	1,000.00	1,021.43	+	3.47
Investor
Actual	1,000.00	920.20		1.53
Hypothetical 5% return	1,000.00	1,023.27	+	1.61
Class R6
Actual	1,000.00	920.70		0.86
Hypothetical 5% return	1,000.00	1,023.97	+	0.91
Class R
Actual	1,000.00	918.00		3.91
Hypothetical 5% return	1,000.00	1,020.79	+	4.12
Class P
Actual	1,000.00	920.80		0.86
Hypothetical 5% return	1,000.00	1,023.97	+	0.91

+ Hypothetical	expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
* Expenses	for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

Dynamic Global Equity Fund	0.57%	1.32%	0.19%	0.69%	0.32%	0.18%	0.82%	0.18%

36

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.88 trillion in assets under supervision as of June 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund
∎	Clean Energy Income Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 211772-OTU-1242623 DYNGLEQSAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 24, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 24, 2020